UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21261

Rydex ETF Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia

Rydex ETF Trust

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-301-296-5100

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

APRIL 30, 2013

GUGGENHEIM ETFs

SEMI-ANNUAL REPORT

EWRM	GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

EWRI	GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

EWRS	GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

EWEM	GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

RCD	GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

RHS	GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER STAPLES ETF

RYE	GUGGENHEIM S&P 500® EQUAL WEIGHT ENERGY ETF

RYF	GUGGENHEIM S&P 500® EQUAL WEIGHT FINANCIALS ETF

RYH	GUGGENHEIM S&P 500® EQUAL WEIGHT HEALTH CARE ETF

RGI	GUGGENHEIM S&P 500® EQUAL WEIGHT INDUSTRIALS ETF

RTM	GUGGENHEIM S&P 500® EQUAL WEIGHT MATERIALS ETF

RYT	GUGGENHEIM S&P 500® EQUAL WEIGHT TECHNOLOGY ETF

RYU	GUGGENHEIM S&P 500® EQUAL WEIGHT UTILITIES ETF

ETF-SEMI-0413X1013

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	1

April 30, 2013

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for a number of our exchange traded funds (“ETFs”).

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Distributors, LLC, the distributor of the Funds, is affiliated with Guggenheim Partners and Security Investors, LLC. It is committed to providing investors with innovative investment solutions; as of the date of this report we offer 21 ETFs, including our line-up of equal weight ETFs. We have built on the investment management strengths of Guggenheim Investments and worked with a diverse group of index providers to create some of the most distinctive ETFs available.

We encourage you to read the Economic and Market Overview that follows, which provides additional information regarding the factors that influenced the Funds’ performance for the six months ending April 30, 2013

Thank you for investing in our Funds.

Sincerely,

Donald C. Cacciapaglia

President

May 31, 2013

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.guggenheiminvestments.com or call 800.820.0888.

ETFs may not be suitable for all investors. — Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Most investors will also incur customary brokerage commissions when buying or selling shares of an ETF. — Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. — ETF shares may trade below their net asset value per share (“NAV”). The NAV of shares will fluctuate with changes in the market value of an ETF’s holdings. In addition, there can be no assurance that an active trading market for shares will develop or be maintained. — Tracking error risk refers to the risk that the Adviser may not be able to cause the ETF’s performance to match or correlate to that of the ETF’s underlying index, either on a daily or aggregate basis. Tracking error risk may cause the ETF’s performance to be less than you expect.

2	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

FEES AND EXPENSES (Unaudited)

Shareholder Expense Example

As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2012 and held for the six months ended April 30, 2013.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Expense Ratio	Beginning Account Value 10/31/12	Ending Account Value 04/30/13	Expenses Paid During Six-Month Period* 10/31/12 to 04/30/13
Actual
Guggenheim Russell MidCap® Equal Weight ETF	0.41%	$1,000.00	$1,189.10	$2.23
Guggenheim Russell 1000® Equal Weight ETF	0.41%	1,000.00	1,182.60	2.22
Guggenheim Russell 2000® Equal Weight ETF	0.42%	1,000.00	1,152.10	2.24
Guggenheim MSCI Emerging Markets Equal Weight ETF	0.60%	1,000.00	1,052.20	3.05
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	0.50%	1,000.00	1,208.20	2.74
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	0.50%	1,000.00	1,232.50	2.77
Guggenheim S&P 500® Equal Weight Energy ETF	0.50%	1,000.00	1,112.60	2.62
Guggenheim S&P 500® Equal Weight Financial ETF	0.50%	1,000.00	1,201.90	2.73
Guggenheim S&P 500® Equal Weight Health Care ETF	0.50%	1,000.00	1,187.50	2.71

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	3

FEES AND EXPENSES (Unaudited) (concluded)

	Expense Ratio	Beginning Account Value 10/31/12	Ending Account Value 04/30/13	Expenses Paid During Six-Month Period* 10/31/12 to 04/30/13
Guggenheim S&P 500® Equal Weight Industrials ETF	0.50%	$1,000.00	$1,154.30	$2.67
Guggenheim S&P 500® Equal Weight Materials ETF	0.50%	1,000.00	1,114.20	2.62
Guggenheim S&P 500® Equal Weight Technology ETF	0.50%	1,000.00	1,204.20	2.73
Guggenheim S&P 500® Equal Weight Utilities ETF	0.50%	1,000.00	1,143.90	2.66

Hypothetical (assuming a 5% return before expenses)
Guggenheim Russell MidCap® Equal Weight ETF	0.41%	1,000.00	1,022.76	2.06
Guggenheim Russell 1000® Equal Weight ETF	0.41%	1,000.00	1,022.76	2.06
Guggenheim Russell 2000® Equal Weight ETF	0.42%	1,000.00	1,022.71	2.11
Guggenheim MSCI Emerging Markets Equal Weight ETF	0.60%	1,000.00	1,021.82	3.01
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	0.50%	1,000.00	1,022.32	2.51
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	0.50%	1,000.00	1,022.32	2.51
Guggenheim S&P 500® Equal Weight Energy ETF	0.50%	1,000.00	1,022.32	2.51
Guggenheim S&P 500® Equal Weight Financial ETF	0.50%	1,000.00	1,022.32	2.51
Guggenheim S&P 500® Equal Weight Health Care ETF	0.50%	1,000.00	1,022.32	2.51
Guggenheim S&P 500® Equal Weight Industrials ETF	0.50%	1,000.00	1,022.32	2.51
Guggenheim S&P 500® Equal Weight Materials ETF	0.50%	1,000.00	1,022.32	2.51
Guggenheim S&P 500® Equal Weight Technology ETF	0.50%	1,000.00	1,022.32	2.51
Guggenheim S&P 500® Equal Weight Utilities ETF	0.50%	1,000.00	1,022.32	2.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

4	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW

Despite some softening of economic data in the last part of the period, the U.S. economic picture was sound for the six months ended April 30, 2013, powered by monetary accommodation from central banks around the world and continuing improvement in the U.S. housing sector and labor market. Equity markets rallied more than 14% over the period, with the S&P 500 reaching an all-time high. In the fixed income domain, abundant liquidity and the continuation of open-ended quantitative easing have produced a benign credit environment with low default rates.

The recovery in employment tends to be understated due to the sheer magnitude of the drawdown at the height of the financial crisis and continued softness in the public sector. In the private sector, the U.S. economy is currently adding jobs at a rate that is over 20% higher than that of the prior expansion. As for housing, January and February 2013 marked the best two-month period of new home sales since 2008 and home values have been reaching their highest levels since 2007, which has been driving increased consumption.

The disappointing economic data late in the period stirred concerns about possible market consolidation or even a correction; following the Fiscal Cliff and sequester, there was also rising uncertainty around U.S. fiscal policy issues, as well as anemic growth trends in Europe, slower growth in China and a tumble in the price of gold. Markets were also startled by the size of Japanese efforts to weaken the yen and gain export competitiveness. Nonetheless, multi-year lows in the Chicago Board Options Exchange Volatility Index* suggested there was also considerable complacency on the part of investors.

A number of global central banks have implemented interest rate cuts during the period, owing to sluggish global economic growth and continuing weakness in commodity prices. The world is still in a deflationary environment, which has given policymakers a great deal of leeway to extend and expand accommodative monetary policies aimed at stimulating output. With ongoing weakness in growth and inflation, investors have come to expect global central banks to maintain accommodative policies, keeping rates muted.

For the six-month period ended April 30, 2013, the S&P 500 Index* returned 14.42%. International markets had even better returns, with the Morgan Stanley Capital International Europe-Australasia-Far East (the “MSCI EAFE”) Index* returning 16.90%. The MSCI EAFE Index is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin. The MSCI Emerging Markets Index* returned 5.29%.

Many bond indices also delivered positive returns during the six months ended April 30, 2013, with measures of riskier parts of the market leading the pack. The return of the Merrill Lynch High Yield Master II Index*, which measures performance of the U.S. high-yield bond market, was 7.26%. The Barclays U.S. Aggregate Bond Index* (the “Barclays Aggregate”), which measures return of the U.S. investment-grade and government bond market as a whole, rose 0.90% for the period.

* Index Definitions

Indices are unmanaged and it is not possible to invest directly in an index.

VIX is the ticker symbol for the Chicago Board Options Exchange Market Volatility Index, a popular measure of the implied volatility of S&P 500 index options. It is a weighted blend of prices for a range of options on the S&P 500 index.

S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index designed to reflect the movements of stock markets in developed countries of Europe and the Pacific Basin. The index is calculated in U.S. dollars and is constructed to represent about 60% of market capitalization in each country.

The MSCI Emerging Markets Index is a free float-adjusted market-capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	5

ECONOMIC AND MARKET OVERVIEW (concluded)

Merrill Lynch High Yield Master II Index is a commonly used benchmark index for high yield corporate bonds. It is a measure of the broad high yield market.

The Barclays U.S. Aggregate Bond Index covers the U.S. dollar-denominated, investment-grade, fixed rate, taxable bond market of SEC-registered securities. The Index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities and collateralized mortgage-backed securities sectors.

6	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2013

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
NII Holdings, Inc.	0.45%
Monster Beverage Corp.	0.37%
GNC Holdings, Inc. — Class A	0.37%
Herbalife Ltd.	0.34%
Lorillard, Inc.	0.34%
J.M. Smucker Co.(The)	0.34%
Mead Johnson Nutrition Co.	0.34%
Dean Foods Co.	0.34%
Kroger Co.(The)	0.34%
Campbell Soup Co.	0.34%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	7

PORTFOLIO SUMMARY (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
NII Holdings, Inc.	0.36%
Monster Beverage Corp.	0.25%
GNC Holdings, Inc. — Class A	0.25%
Reynolds American, Inc.	0.24%
Herbalife Ltd.	0.23%
Altria Group, Inc.	0.23%
Lorillard, Inc.	0.23%
Kimberly-Clark Corp.	0.23%
J.M. Smucker Co.(The)	0.23%
Mead Johnson Nutrition Co.	0.23%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

8	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
iShares Russell 2000 Index Fund	0.48%
SSgA Government Money Market Fund	0.43%
Rite Aid Corp.	0.30%
Medifast, Inc.	0.26%
USANA Health Sciences, Inc.	0.25%
SUPERVALU, Inc.	0.25%
Sanderson Farms, Inc.	0.25%
Pantry, Inc.(The)	0.25%
Chiquita Brands International, Inc.	0.25%
Pilgrim’s Pride Corp.	0.25%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	9

PORTFOLIO SUMMARY (Unaudited) (continued)	April 30, 2013

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
WisdomTree India Earnings Fund	8.82%
iShares MSCI Brazil Index Fund	8.02%
SM Investments Corp.	0.65%
DMCI Holdings, Inc.	0.64%
Philippine Long Distance Telephone Co. ADR	0.61%
Ayala Land, Inc.	0.59%
BDO Unibank, Inc.	0.58%
BanColombia SA ADR	0.57%
Pacific Rubiales Energy Corp.	0.48%
Orascom Telecom Holding SAE GDR	0.46%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

10	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited) (continued)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

Industry Allocations*

Top 10 Holdings*
Description	% of Net Assets
GameStop Corp. — Class A	1.64%
Best Buy Co., Inc.	1.49%
Coach, Inc.	1.40%
Ross Stores, Inc.	1.36%
Netflix, Inc.	1.36%
Wynn Resorts Ltd.	1.36%
NIKE, Inc. — Class B	1.35%
Bed Bath & Beyond, Inc.	1.34%
Hasbro, Inc.	1.32%
DIRECTV	1.31%

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	11

PORTFOLIO SUMMARY (Unaudited) (continued)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER STAPLES ETF

Industry Allocations*

Top 10 Holdings*
Description	% of Net Assets
Walgreen Co.	2.71%
Monster Beverage Corp.	2.62%
Avon Products, Inc.	2.62%
Constellation Brands, Inc. — Class A	2.50%
Campbell Soup Co.	2.49%
CVS Caremark Corp.	2.47%
Kroger Co.(The)	2.45%
Lorillard, Inc.	2.45%
Dr Pepper Snapple Group, Inc.	2.45%
Mondelez International, Inc. — Class A	2.44%

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

12	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited) (continued)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT ENERGY ETF

Industry Allocations*

Top 10 Holdings*
Description	% of Net Assets
EQT Corp.	2.72%
Williams Cos., Inc.(The)	2.59%
Occidental Petroleum Corp.	2.56%
Spectra Energy Corp.	2.55%
FMC Technologies, Inc.	2.48%
Cabot Oil & Gas Corp.	2.48%
CONSOL Energy, Inc.	2.47%
Kinder Morgan, Inc.	2.47%
Noble Corp.	2.47%
Hess Corp.	2.45%

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	13

PORTFOLIO SUMMARY (Unaudited) (continued)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT FINANCIAL ETF

Industry Allocations*

Top 10 Holdings*
Description	% of Net Assets
Moody’s Corp.	1.42%
Leucadia National Corp.	1.38%
Health Care REIT, Inc.	1.37%
McGraw-Hill Cos., Inc.(The)	1.35%
Ventas, Inc.	1.35%
Invesco Ltd.	1.34%
Simon Property Group, Inc.	1.33%
Assurant, Inc.	1.32%
Hartford Financial Services Group, Inc.	1.31%
Public Storage	1.31%

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

14	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited) (continued)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT HEALTH CARE ETF

Industry Allocations*

Top 10 Holdings*
Description	% of Net Assets
Biogen Idec, Inc.	2.26%
AbbVie, Inc.	2.19%
Life Technologies Corp.	2.16%
Actavis, Inc.	2.15%
WellPoint, Inc.	2.06%
Aetna, Inc.	2.02%
Amgen, Inc.	1.99%
AmerisourceBergen Corp.	1.99%
Gilead Sciences, Inc.	1.98%
UnitedHealth Group, Inc.	1.98%

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	15

PORTFOLIO SUMMARY (Unaudited) (continued)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT INDUSTRIALS ETF

Industry Allocations*

Top 10 Holdings*
Description	% of Net Assets
Northrop Grumman Corp.	1.91%
Boeing Co.(The)	1.87%
Southwest Airlines Co.	1.86%
Waste Management, Inc.	1.85%
Dun & Bradstreet Corp.(The)	1.84%
Lockheed Martin Corp.	1.83%
Stericycle, Inc.	1.83%
Raytheon Co.	1.82%
Republic Services, Inc.	1.81%
Iron Mountain, Inc.	1.81%

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

16	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited) (continued)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT MATERIALS ETF

Industry Allocations*

Top 10 Holdings*
Description	% of Net Assets
Du Pont (E.I.) de Nemours & Co.	3.79%
Sherwin-Williams Co.(The)	3.77%
Ecolab, Inc.	3.70%
PPG Industries, Inc.	3.66%
International Flavors & Fragrances, Inc.	3.56%
Dow Chemical Co.(The)	3.54%
Monsanto Co.	3.53%
Bemis Co., Inc.	3.50%
Mosaic Co.(The)	3.49%
Praxair, Inc.	3.44%

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	17

PORTFOLIO SUMMARY (Unaudited) (continued)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT TECHNOLOGY ETF

Industry Allocations*

Top 10 Holdings*
Description	% of Net Assets
First Solar, Inc.	2.48%
SAIC, Inc.	1.73%
Microsoft Corp.	1.67%
Akamai Technologies, Inc.	1.66%
Western Digital Corp.	1.65%
Corning, Inc.	1.61%
Seagate Technology PLC	1.60%
Intel Corp.	1.56%
Fidelity National Information Services, Inc.	1.56%
Advanced Micro Devices, Inc.	1.55%

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

18	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited) (concluded)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT UTILITIES ETF

Industry Allocations*

Top 10 Holdings*
Description	% of Net Assets
Sprint Nextel Corp.	2.86%
Exelon Corp.	2.79%
FirstEnergy Corp.	2.72%
Oneok, Inc.	2.71%
PG&E Corp.	2.71%
CenterPoint Energy, Inc.	2.70%
AES Corp.(The)	2.69%
Verizon Communications, Inc.	2.69%
Entergy Corp.	2.68%
NRG Energy, Inc.	2.68%

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	19

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2013

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	SHARES	VALUE

COMMON STOCKS - 99.7%
Aerospace & Defense - 1.1%
Alliant Techsystems, Inc.	807	$60,009
BE Aerospace, Inc.*	970	60,858
Engility Holdings, Inc.*	2,403	57,576
Exelis, Inc.	5,316	59,380
Huntington Ingalls Industries, Inc.	1,083	57,291
L-3 Communications Holdings, Inc.	720	58,500
Rockwell Collins, Inc.	919	57,823
Spirit Aerosystems Holdings, Inc. — Class A*	3,092	61,809
Textron, Inc.	1,930	49,697
TransDigm Group, Inc.	384	56,371
Triumph Group, Inc.	741	59,206

Total Aerospace & Defense		638,520

Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	977	58,024
Expeditors International of Washington, Inc.	1,610	57,848
UTi Worldwide, Inc.	3,912	57,467

Total Air Freight & Logistics		173,339

Airlines - 0.4%
Copa Holdings SA — Class A	487	61,157
Delta Air Lines, Inc.*	3,482	59,682
Southwest Airlines Co.	4,450	60,965
United Continental Holdings, Inc.*	1,813	58,560

Total Airlines		240,364

Auto Components - 0.7%
Allison Transmission Holdings, Inc.	2,442	55,702
BorgWarner, Inc.*	611	47,762
Delphi Automotive PLC	1,063	49,121
Gentex Corp.	2,328	52,380
Goodyear Tire & Rubber Co. (The)*	3,684	46,032
Lear Corp.	862	49,807
TRW Automotive Holdings Corp.*	847	50,879
Visteon Corp.*	827	48,619

Total Auto Components		400,302

Automobiles - 0.3%
Harley-Davidson, Inc.	890	48,638
Tesla Motors, Inc.*,a	1,248	67,380
Thor Industries, Inc.	1,310	48,588

Total Automobiles		164,606

Beverages - 2.3%
Beam, Inc.	3,079	199,242
Brown-Forman Corp. — Class B	2,747	193,663
Coca-Cola Enterprises, Inc.	5,224	191,355
Constellation Brands, Inc. — Class A*	4,065	200,608
Dr Pepper Snapple Group, Inc.	4,138	202,059
Molson Coors Brewing Co. — Class B	3,922	202,375
Monster Beverage Corp.*	3,957	223,175

Total Beverages		1,412,477

	SHARES	VALUE

Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc.*	1,058	$103,684
Ariad Pharmaceuticals, Inc.*	5,347	95,551
BioMarin Pharmaceutical, Inc.*	1,594	104,566
Incyte Corp.*,a	4,382	97,061
Medivation, Inc.*	2,266	119,441
Myriad Genetics, Inc.*	3,897	108,531
Onyx Pharmaceuticals, Inc.*	1,122	106,366
Regeneron Pharmaceuticals, Inc.*	569	122,415
United Therapeutics Corp.*	1,600	106,848
Vertex Pharmaceuticals, Inc.*	1,778	136,586

Total Biotechnology		1,101,049

Building Products - 0.8%
Armstrong World Industries, Inc.*	1,891	96,517
Fortune Brands Home & Security, Inc.*	1,287	46,834
Lennox International, Inc.	1,658	102,796
Masco Corp.	5,134	99,805
Owens Corning*	2,677	112,594

Total Building Products		458,546

Capital Markets - 1.1%
Affiliated Managers Group, Inc.*	238	37,052
American Capital Ltd.*	2,442	36,947
Ameriprise Financial, Inc.	490	36,520
Ares Capital Corp.	2,041	37,065
E*Trade Financial Corp.*	3,402	35,007
Eaton Vance Corp.	876	34,935
Federated Investors, Inc. — Class Ba	1,470	33,751
Invesco Ltd.	1,256	39,865
Janus Capital Group, Inc.	3,844	34,288
Lazard Ltd. — Class A	1,067	36,171
Legg Mason, Inc.	1,131	36,034
LPL Financial Holdings, Inc.	1,152	39,813
Northern Trust Corp.	658	35,479
Raymond James Financial, Inc.	785	32,515
SEI Investments Co.	1,251	35,854
T. Rowe Price Group, Inc.	483	35,018
TD Ameritrade Holding Corp.	1,751	34,862
Waddell & Reed Financial, Inc. — Class A	833	35,711

Total Capital Markets		646,887

Chemicals - 4.2%
Airgas, Inc.	1,079	104,285
Albemarle Corp.	1,709	104,676
Ashland, Inc.	1,414	120,487
Cabot Corp.	3,136	117,788
Celanese Corp. — Series A	2,472	122,141
CF Industries Holdings, Inc.	548	102,207
Cytec Industries, Inc.	1,414	103,024
Eastman Chemical Co.	1,531	102,041
FMC Corp.	1,860	112,902
Huntsman Corp.	5,694	107,389
International Flavors & Fragrances, Inc.	1,399	107,989

20	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	SHARES	VALUE

Intrepid Potash, Inc.	5,621	$103,483
Kronos Worldwide, Inc.[a]	6,715	118,721
NewMarket Corp.	404	108,555
PPG Industries, Inc.	791	116,388
Rockwood Holdings, Inc.	1,629	105,706
RPM International, Inc.	3,392	109,901
Scotts Miracle-Gro Co. (The) — Class A	2,393	108,523
Sherwin-Williams Co. (The)	625	114,444
Sigma-Aldrich Corp.	1,384	108,907
Valspar Corp.	1,692	107,983
Westlake Chemical Corp.	1,119	93,034
WR Grace & Co*	1,372	105,795

Total Chemicals		2,506,369

Commercial Banks - 1.7%
Associated Banc-Corp.	2,366	33,763
Bank of Hawaii Corp.	712	33,955
BankUnited, Inc.	1,389	35,211
BOK Financial Corp.	575	35,932
CapitalSource, Inc.	3,737	33,446
CIT Group, Inc.*	825	35,071
City National Corp.	611	34,967
Comerica, Inc.	1,000	36,250
Commerce Bancshares, Inc.	891	35,738
Cullen/Frost Bankers, Inc.	578	34,917
East West Bancorp, Inc.	1,408	34,257
Fifth Third Bancorp	2,200	37,466
First Citizens BancShares Inc. — Class A	198	36,911
First Horizon National Corp.	3,294	34,258
First Niagara Financial Group, Inc.	4,074	38,744
First Republic Bank	940	35,701
Fulton Financial Corp.	3,049	33,722
Huntington Bancshares, Inc.	4,832	34,645
KeyCorp	3,578	35,673
M&T Bank Corp.	352	35,270
Popular, Inc.*	1,269	36,154
Regions Financial Corp.	4,349	36,923
Signature Bank*	459	32,869
SunTrust Banks, Inc.	1,256	36,738
SVB Financial Group*	513	36,479
Synovus Financial Corp.	12,846	34,556
TCF Financial Corp.	2,432	35,385
Valley National Bancorp[a]	3,505	31,510
Zions Bancorp	1,435	35,330

Total Commercial Banks		1,021,841

Commercial Services & Supplies - 1.2%
Avery Dennison Corp.	1,343	55,667
Cintas Corp.	1,329	59,632
Clean Harbors, Inc.*	978	55,717
Copart, Inc.*	1,680	59,220
Covanta Holding Corp.	2,896	57,920
Iron Mountain, Inc.	1,615	61,144
KAR Auction Services, Inc.	2,363	52,860

	SHARES	VALUE

Pitney Bowes, Inc.[a]	3,812	$52,110
R.R. Donnelley & Sons Co.[a]	4,811	59,223
Republic Services, Inc.	1,768	60,254
Rollins, Inc.	2,355	57,274
Stericycle, Inc.*	551	59,684
Waste Connections, Inc.	1,600	60,720

Total Commercial Services & Supplies		751,425

Communications Equipment - 1.0%
Brocade Communications Systems, Inc.*	11,659	67,855
EchoStar Corp. — Class A*	1,735	68,133
F5 Networks, Inc.*	766	58,545
Harris Corp.	1,493	68,977
JDS Uniphase Corp.*	4,955	66,893
Juniper Networks, Inc.*	3,595	59,497
Palo Alto Networks, Inc.*	1,242	67,192
Polycom, Inc.*	6,106	64,113
Riverbed Technology, Inc.*	4,567	67,866

Total Communications Equipment		589,071

Computers & Peripherals - 0.9%
Diebold, Inc.	2,232	65,375
Fusion-io, Inc.*	4,095	76,904
Lexmark International, Inc. — Class A	2,226	67,470
NCR Corp.*	2,493	67,984
NetApp, Inc.*	2,013	70,234
SanDisk Corp.*	1,213	63,610
Stratasys Ltd.*,a	917	76,157
Western Digital Corp.	1,378	76,176

Total Computers & Peripherals		563,910

Construction & Engineering - 0.6%
Aecom Technology Corp.*	1,754	50,989
Chicago Bridge & Iron Co. NV	977	52,553
Fluor Corp.	880	50,142
Jacobs Engineering Group, Inc.*	1,042	52,600
KBR, Inc.	1,818	54,685
Quanta Services, Inc.*	2,026	55,675
URS Corp.	1,222	53,670

Total Construction & Engineering		370,314

Construction Materials - 0.3%
Martin Marietta Materials, Inc.	1,039	104,929
Vulcan Materials Co.	2,058	102,653

Total Construction Materials		207,582

Consumer Finance - 0.1%
SLM Corp.	1,779	36,736

Total Consumer Finance		36,736

Containers & Packaging - 2.1%
AptarGroup, Inc.	1,871	104,963
Ball Corp.	2,280	100,594
Bemis Co., Inc.	2,661	104,710
Crown Holdings, Inc.*	2,583	110,242
Greif, Inc. — Class A	1,954	94,124

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	21

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	SHARES	VALUE

MeadWestvaco Corp.	2,912	$100,406
Owens-Illinois, Inc.*	4,024	105,751
Packaging Corp. of America	2,406	114,429
Rock Tenn Co. — Class A	1,190	119,167
Sealed Air Corp.	4,379	96,864
Silgan Holdings, Inc.	2,191	104,883
Sonoco Products Co.	3,048	106,802

Total Containers & Packaging		1,262,935

Distributors - 0.2%
Genuine Parts Co.	611	46,638
LKQ Corp.*	2,213	53,289

Total Distributors		99,927

Diversified Consumer Services - 0.5%
Apollo Group, Inc. — Class A*	2,661	48,883
DeVry, Inc.	1,479	41,427
H&R Block, Inc.	1,635	45,355
ITT Educational Services, Inc.*,a	3,543	64,872
Service Corp. International	2,861	48,294
Weight Watchers International, Inc.	1,150	48,495

Total Diversified Consumer Services		297,326

Diversified Financial Services - 0.5%
CBOE Holdings, Inc.	987	37,042
Interactive Brokers Group, Inc. — Class A	2,436	36,686
IntercontinentalExchange, Inc.*	223	36,333
Leucadia National Corp.	1,318	40,713
Moody’s Corp.	693	42,169
MSCI, Inc. — Class A*	1,069	36,453
NASDAQ OMX Group, Inc. (The)	1,110	32,723
NYSE Euronext	939	36,443

Total Diversified Financial Services		298,562

Diversified Telecommunication Services - 1.0%
Frontier Communications Corp.[a]	34,916	145,251
Level 3 Communications, Inc.*	6,713	135,133
tw telecom, Inc.*	5,582	151,160
Windstream Corp.[a]	16,815	143,264

Total Diversified Telecommunication Services		574,808

Electric Utilities - 3.2%
Edison International	2,711	145,852
Entergy Corp.	2,183	155,495
Great Plains Energy, Inc.	6,011	145,045
Hawaiian Electric Industries, Inc.	4,995	141,358
ITC Holdings Corp.	1,555	143,402
Northeast Utilities	3,196	144,875
NV Energy, Inc.	6,906	149,377
OGE Energy Corp.	1,967	142,470
Pepco Holdings, Inc.	6,533	147,646
Pinnacle West Capital Corp.	2,398	146,038
PPL Corp.	4,474	149,342
Westar Energy, Inc.	4,200	146,832
Xcel Energy, Inc.	4,723	150,144

Total Electric Utilities		1,907,876

	SHARES	VALUE

Electrical Equipment - 1.0%
AMETEK, Inc.	1,350	$54,959
Babcock & Wilcox Co. (The)	2,031	55,243
Eaton Corp. PLC	942	57,848
General Cable Corp.*	1,601	55,203
GrafTech International, Ltd.*	7,705	55,322
Hubbell, Inc. — Class B	594	57,000
Polypore International, Inc.*,a	2,624	110,024
Regal-Beloit Corp.	705	55,427
Rockwell Automation, Inc.	679	57,566
Roper Industries, Inc.	457	54,680

Total Electrical Equipment		613,272

Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp. — Class A	916	69,176
Arrow Electronics, Inc.*	1,677	65,789
Avnet, Inc.*	1,899	62,192
AVX Corp.	5,740	64,920
Dolby Laboratories, Inc. — Class A	2,031	66,718
FLIR Systems, Inc.	2,236	54,357
Ingram Micro, Inc. — Class A*	3,401	60,572
IPG Photonics Corp.	1,019	64,890
Itron, Inc.*	1,260	49,959
Jabil Circuit, Inc.	3,639	64,774
Molex, Inc.	2,311	63,714
National Instruments Corp.	1,789	48,893
Tech Data Corp.*	1,476	68,974
Trimble Navigation, Ltd.*	1,959	56,302
Vishay Intertechnology, Inc.*	4,929	69,203

Total Electronic Equipment, Instruments & Components		930,433

Energy Equipment & Services - 3.6%
Atwood Oceanics, Inc.*	2,387	117,082
Cameron International Corp.*	1,882	115,837
CARBO Ceramics, Inc.	1,306	92,269
Diamond Offshore Drilling, Inc.	1,764	121,892
Dresser-Rand Group, Inc.*	1,967	109,385
ERA Group, Inc.*	5,844	133,535
FMC Technologies, Inc.*	2,270	123,261
Helmerich & Payne, Inc.	1,990	116,654
McDermott International, Inc.*	11,030	117,800
Nabors Industries Ltd.	7,710	114,031
Oceaneering International, Inc.	1,831	128,481
Oil States International, Inc.*	1,473	131,627
Patterson-UTI Energy, Inc.	5,069	106,905
Rowan Cos., PLC — Class A*	3,505	114,018
RPC, Inc.	7,681	101,697
SEACOR Holdings, Inc.	1,662	119,847
Superior Energy Services, Inc.*	4,649	128,266
Tidewater, Inc.	1,159	60,790
Unit Corp.*	2,659	111,758

Total Energy Equipment & Services		2,165,135

Food & Staples Retailing - 1.2%
Fresh Market, Inc. (The)*	4,525	185,208

22	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	SHARES	VALUE

Kroger Co. (The)	5,893	$202,601
Safeway, Inc.	7,432	167,369
Whole Foods Market, Inc.	2,224	196,424

Total Food & Staples Retailing		751,602

Food Products - 5.6%
Bunge Ltd.	2,638	190,490
Campbell Soup Co.	4,362	202,440
ConAgra Foods, Inc.	5,448	192,696
Dean Foods Co.*	10,646	203,765
Flowers Foods, Inc.	5,951	196,026
Green Mountain Coffee Roasters, Inc.*	3,461	198,661
H.J. Heinz Co.	2,682	194,230
Hershey Co. (The)	2,223	198,203
Hillshire Brands Co.	5,601	201,132
Hormel Foods Corp.	4,813	198,633
Ingredion, Inc.	2,709	195,075
J.M. Smucker Co. (The)	1,984	204,808
McCormick & Co., Inc.	2,669	192,008
Mead Johnson Nutrition Co.	2,513	203,779
Smithfield Foods, Inc.*	7,259	185,830
Tyson Foods, Inc. — Class A	7,981	196,572
WhiteWave Foods Co. — Class A*,a	11,413	192,994

Total Food Products		3,347,342

Gas Utilities - 1.5%
AGL Resources, Inc.	3,291	144,310
Atmos Energy Corp.	3,251	144,247
National Fuel Gas Co.	2,252	141,245
Oneok, Inc.	2,943	151,153
Questar Corp.	5,708	144,926
UGI Corp.	3,610	147,938

Total Gas Utilities		873,819

Health Care Equipment & Supplies - 2.7%
Alere, Inc.*	3,885	99,767
Boston Scientific Corp.*	12,986	97,265
C.R. Bard, Inc.	959	95,286
CareFusion Corp.*	2,776	92,830
Cooper Cos., Inc. (The)	921	101,678
DENTSPLY International, Inc.	2,306	97,659
Edwards Lifesciences Corp.*	1,179	75,208
Hill-Rom Holdings, Inc.	2,764	94,170
Hologic, Inc.*	4,277	87,123
IDEXX Laboratories, Inc.*	1,047	92,094
ResMed, Inc.	2,133	102,427
Sirona Dental Systems, Inc.*	1,331	97,882
St Jude Medical, Inc.	2,379	98,062
Teleflex, Inc.	1,164	90,943
Thoratec Corp.*	2,711	98,138
Varian Medical Systems, Inc.*	1,346	87,678
Zimmer Holdings, Inc.	1,302	99,538

Total Health Care Equipment & Supplies		1,607,748

Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	1,905	103,099
Brookdale Senior Living, Inc.*	3,548	91,503

	SHARES	VALUE

Catamaran Corp.*	1,830	$105,646
CIGNA Corp.	1,552	102,696
Community Health Systems, Inc.	2,075	94,558
Coventry Health Care, Inc.	2,071	102,618
DaVita, Inc.*	817	96,937
HCA Holdings, Inc.	2,404	95,895
Health Management Associates, Inc. — Class A*	7,530	86,520
Health Net, Inc.*	3,369	99,049
Henry Schein, Inc.*	1,060	95,824
Humana, Inc.	1,449	107,385
Laboratory Corp. of America Holdings*	1,084	101,202
LifePoint Hospitals, Inc.*	1,995	95,760
Mednax, Inc.*	1,093	96,982
Omnicare, Inc.	2,409	105,442
Patterson Cos., Inc.	2,577	97,797
Quest Diagnostics, Inc.	1,688	95,085
Tenet Healthcare Corp.*	2,031	92,126
Universal Health Services, Inc. —Class B	1,513	100,751
VCA Antech, Inc.*	4,133	99,605

Total Health Care Providers & Services		2,066,480

Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	7,042	97,461
Cerner Corp.*	1,036	100,254

Total Health Care Technology		197,715

Hotels, Restaurants & Leisure - 1.5%
Bally Technologies, Inc.*	908	48,378
Brinker International, Inc.	1,277	49,675
Chipotle Mexican Grill, Inc.*	148	53,752
Choice Hotels International, Inc.	1,145	44,724
Darden Restaurants, Inc.	932	48,119
Dunkin’ Brands Group, Inc.	1,284	49,832
Hyatt Hotels Corp. — Class A*	1,111	47,417
International Game Technology	2,827	47,918
Marriott International, Inc. — Class A	1,145	49,304
MGM Resorts International*	3,597	50,790
Norwegian Cruise Line Holdings Ltd.*	1,599	49,585
Panera Bread Co. — Class A*	287	50,865
Penn National Gaming, Inc.*	882	51,641
Royal Caribbean Cruises Ltd.	1,460	53,334
Starwood Hotels & Resorts Worldwide, Inc.	775	50,003
Wendy’s Co. (The)	8,191	46,607
Wyndham Worldwide Corp.	745	44,759
Wynn Resorts Ltd.	380	52,174

Total Hotels, Restaurants & Leisure		888,877

Household Durables - 1.1%
DR Horton, Inc.	1,952	50,908
Garmin Ltd.	1,420	49,814
Harman International Industries, Inc.	1,064	47,571
Jarden Corp.*	1,086	48,881

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	23

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	SHARES	VALUE

Leggett & Platt, Inc.	1,425	$45,942
Lennar Corp. — Class A	1,133	46,702
Mohawk Industries, Inc.*	418	46,348
Newell Rubbermaid, Inc.	1,847	48,650
NVR, Inc.*	44	45,320
PulteGroup, Inc.*	2,343	49,179
Tempur-Pedic International, Inc.*	1,010	48,985
Toll Brothers, Inc.*	1,352	46,387
Tupperware Brands Corp.	579	46,494
Whirlpool Corp.	414	47,312

Total Household Durables		668,493

Household Products - 1.0%
Church & Dwight Co., Inc.	3,030	193,587
Clorox Co. (The)	2,207	190,354
Energizer Holdings, Inc.	1,972	190,475

Total Household Products		574,416

Independent Power Producers & Energy Traders - 0.7%
AES Corp. (The)	11,047	153,112
Calpine Corp.*	6,830	148,416
NRG Energy, Inc.	5,305	147,850

Total Independent Power Producers & Energy Traders		449,378

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.	854	55,399

Total Industrial Conglomerates		55,399

Insurance - 2.6%
Alleghany Corp.*	93	36,618
Allied World Assurance Co. Holdings AG	395	35,870
American Financial Group, Inc.	767	37,023
American National Insurance Co.	422	39,681
Aon PLC	584	35,244
Arch Capital Group Ltd.*	700	37,142
Arthur J. Gallagher & Co.	886	37,611
Aspen Insurance Holdings Ltd.	940	35,899
Assurant, Inc.	819	38,935
Assured Guaranty Ltd.	1,777	36,660
Axis Capital Holdings Ltd.	884	39,453
Brown & Brown, Inc.	1,131	35,050
Cincinnati Financial Corp.	769	37,612
CNA Financial Corp.	1,109	37,384
Endurance Specialty Holdings Ltd.	771	37,756
Erie Indemnity Co. — Class A	476	37,875
Everest Re Group Ltd.	281	37,932
Fidelity National Financial, Inc. —Class A	1,474	39,577
Genworth Financial, Inc. — Class A*	3,532	35,426
Hanover Insurance Group, Inc. (The)	766	38,629
Hartford Financial Services Group, Inc.	1,375	38,624
HCC Insurance Holdings, Inc.	864	36,806
Kemper Corp.	1,129	35,970
Lincoln National Corp.	1,107	37,649
Markel Corp.*	71	38,074

	SHARES	VALUE

MBIA, Inc.*	3,396	$32,126
Mercury General Corp.	951	43,470
Old Republic International Corp.	2,851	38,488
PartnerRe Ltd.	392	36,981
Principal Financial Group, Inc.	1,069	38,591
ProAssurance Corp.	771	37,771
Progressive Corp. (The)	1,445	36,544
Protective Life Corp.	1,007	38,326
Reinsurance Group of America, Inc.	614	38,406
RenaissanceRe Holdings Ltd.	399	37,462
StanCorp Financial Group, Inc.	846	36,530
Torchmark Corp.	609	37,801
Unum Group	1,286	35,867
Validus Holdings Ltd.	969	37,413
W.R. Berkley Corp.	825	35,822
White Mountains Insurance Group Ltd.	64	37,012
XL Group PLC	1,193	37,150

Total Insurance		1,570,260

Internet & Catalog Retail - 0.6%
Expedia, Inc.	761	42,494
Groupon, Inc.*	11,063	67,484
HomeAway, Inc.*	1,424	43,503
Liberty Interactive Corp. — Series A*	2,178	46,370
Liberty Ventures*	616	45,258
Netflix, Inc.*	248	53,585
TripAdvisor, Inc.*	901	47,375

Total Internet & Catalog Retail		346,069

Internet Software & Services - 0.8%
Akamai Technologies, Inc.*	1,911	83,912
AOL, Inc.*	1,853	71,600
Equinix, Inc.*	316	67,656
IAC/InterActiveCorp	1,512	71,170
LinkedIn Corp. — Class A*	381	73,186
Rackspace Hosting, Inc.*	1,288	62,082
VeriSign, Inc.*	1,433	66,018

Total Internet Software & Services		495,624

IT Services - 1.9%
Alliance Data Systems Corp.*	229	39,335
Amdocs Ltd.	1,879	67,080
Booz Allen Hamilton Holding Corp.	4,333	65,818
Broadridge Financial Solutions, Inc.	1,469	36,990
Computer Sciences Corp.	1,365	63,950
CoreLogic, Inc.*	1,418	38,683
DST Systems, Inc.	950	65,693
Fidelity National Information Services, Inc.	925	38,896
Fiserv, Inc.*	417	37,993
FleetCor Technologies, Inc.*	471	36,220
Gartner, Inc.*	1,259	72,833
Genpact Ltd.	3,218	59,855
Global Payments, Inc.	731	33,918
Jack Henry & Associates, Inc.	789	36,610

24	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	SHARES	VALUE

Lender Processing Services, Inc.	1,428	$39,613
NeuStar, Inc. — Class A*	1,456	63,875
Paychex, Inc.	1,654	60,222
SAIC, Inc.	5,229	78,121
Teradata Corp.*	1,177	60,109
Total System Services, Inc.	1,460	34,485
Vantiv, Inc. — Class A*	1,580	35,598
VeriFone Systems, Inc.*	3,288	70,626
Western Union Co. (The)	2,436	36,077

Total IT Services		1,172,600

Leisure Equipment & Products - 0.2%
Hasbro, Inc.[a]	1,078	51,065
Mattel, Inc.	1,085	49,541
Polaris Industries, Inc.	521	44,905

Total Leisure Equipment & Products		145,511

Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	1,378	57,104
Bio-Rad Laboratories, Inc. — Class A*	774	92,687
Bruker Corp.*	5,131	91,178
Charles River Laboratories International, Inc.*	2,155	93,721
Covance, Inc.*	1,302	97,077
Illumina, Inc.*	1,793	115,989
Life Technologies Corp.*	1,509	111,198
Mettler-Toledo International, Inc.*	269	56,210
PerkinElmer, Inc.	2,875	88,119
QIAGEN NV*	4,738	94,191
Techne Corp.	1,425	91,400
Waters Corp.*	618	57,103

Total Life Sciences Tools & Services		1,045,977

Machinery - 3.4%
AGCO Corp.	1,133	60,332
CNH Global NV	1,405	57,788
Colfax Corp.*	1,245	58,104
Crane Co.	1,037	55,822
Donaldson Co., Inc.	1,608	58,499
Dover Corp.	792	54,632
Flowserve Corp.	348	55,026
Gardner Denver, Inc.	767	57,594
Graco, Inc.	1,005	60,833
Harsco Corp.	2,336	50,995
IDEX Corp.	1,087	56,557
Ingersoll-Rand PLC	1,041	56,006
ITT Corp.	2,015	55,614
Joy Global, Inc.	979	55,333
Kennametal, Inc.	1,480	59,185
Lincoln Electric Holdings, Inc.	1,049	55,345
Manitowoc Co., Inc. (The)	2,792	52,378
Navistar International Corp.*	1,669	55,277
Nordson Corp.	886	61,568
Oshkosh Corp.*	1,383	54,296
PACCAR, Inc.	1,149	57,197
Pall Corp.	854	56,970

	SHARES	VALUE

Parker Hannifin Corp.	638	$56,508
Pentair Ltd.	1,116	60,655
Snap-on, Inc.	698	60,168
SPX Corp.	737	54,914
Stanley Black & Decker, Inc.	710	53,115
Terex Corp.*	1,648	47,133
Timken Co.	1,870	98,306
Toro Co. (The)	1,248	56,172
Trinity Industries, Inc.	1,317	55,590
Valmont Industries, Inc.	663	96,619
WABCO Holdings, Inc.*	660	47,672
Wabtec Corp.	579	60,760
Xylem, Inc.	2,081	57,748

Total Machinery		2,050,711

Marine - 0.2%
Kirby Corp.*	756	56,617
Matson, Inc.	2,346	55,225

Total Marine		111,842

Media - 2.0%
AMC Networks, Inc. — Class A*	754	47,510
Cablevision Systems Corp. — Class A	3,181	47,270
Charter Communications, Inc. —Class A*	459	46,240
Cinemark Holdings, Inc.	1,623	50,134
Clear Channel Outdoor Holdings, Inc. — Class A*	6,170	44,609
Discovery Communications, Inc. — Class A*	594	46,819
DISH Network Corp. — Class A	1,245	48,792
DreamWorks Animation SKG, Inc. — Class A*,a	2,503	48,258
Gannett Co., Inc.	2,156	43,465
Interpublic Group of Cos., Inc. (The)	3,616	50,045
John Wiley & Sons, Inc. — Class A	1,221	46,606
Lamar Advertising Co. — Class A*	977	45,743
Liberty Global, Inc. — Class A*	660	47,764
Liberty Media Corp. — Liberty Capital — Series A*	430	49,398
Madison Square Garden Co. (The) —Class A*	839	50,567
McGraw-Hill Cos., Inc. (The)	939	50,809
Morningstar, Inc.	524	34,589
Omnicom Group, Inc.	803	47,995
Pandora Media, Inc.*,a	3,413	47,543
Regal Entertainment Group — Class Aa	2,873	51,542
Scripps Networks Interactive, Inc. —Class A	737	49,069
Sirius XM Radio, Inc.	15,321	49,793
Starz — Liberty Capital*	2,186	51,109
Virgin Media, Inc.	982	47,902
Washington Post Co. (The) — Class B	105	46,551

Total Media		1,190,122

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	25

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	SHARES	VALUE

Metals & Mining - 2.4%
Alcoa, Inc.	12,585	$106,973
Allegheny Technologies, Inc.	3,354	90,491
Allied Nevada Gold Corp.*	6,248	66,854
Carpenter Technology Corp.	2,139	96,169
Cliffs Natural Resources, Inc.[a]	4,945	105,526
Commercial Metals Co.	6,446	94,241
Compass Minerals International, Inc.	1,362	117,867
Molycorp, Inc.*,a	19,807	115,673
Nucor Corp.	2,304	100,500
Reliance Steel & Aluminum Co.	1,494	97,215
Royal Gold, Inc.	1,514	84,148
Steel Dynamics, Inc.	6,669	100,302
Tahoe Resources, Inc.*	6,368	110,548
United States Steel Corp.[a]	5,309	94,500
Walter Energy, Inc.	4,340	77,773

Total Metals & Mining		1,458,780

Multi-Utilities - 3.2%
Alliant Energy Corp.	2,781	148,811
Ameren Corp.	3,956	143,405
CenterPoint Energy, Inc.	5,763	142,231
CMS Energy Corp.	5,004	149,820
DTE Energy Co.	2,048	149,258
Integrys Energy Group, Inc.	2,403	147,929
MDU Resources Group, Inc.	5,584	139,321
NiSource, Inc.	4,781	146,920
SCANA Corp.	2,735	148,237
Sempra Energy	1,707	141,425
TECO Energy, Inc.	7,794	149,099
Vectren Corp.	3,882	145,808
Wisconsin Energy Corp.	3,270	146,954

Total Multi-Utilities		1,899,218

Multiline Retail - 0.8%
Big Lots, Inc.*	1,336	48,657
Dillard’s, Inc. — Class A	596	49,116
Dollar General Corp.*	905	47,141
Dollar Tree, Inc.*	978	46,514
Family Dollar Stores, Inc.	779	47,807
J.C. Penney Co., Inc.*,a	3,151	51,739
Kohl’s Corp.	1,011	47,578
Macy’s, Inc.	1,126	50,220
Nordstrom, Inc.	871	49,290
Sears Holdings Corp.*,a	929	47,695

Total Multiline Retail		485,757

Office Electronics - 0.2%
Xerox Corp.	6,717	57,632
Zebra Technologies Corp. — Class A*	1,252	58,406

Total Office Electronics		116,038

Oil, Gas & Consumable Fuels - 7.1%
Alpha Natural Resources, Inc.*	14,983	111,174
Cabot Oil & Gas Corp.	1,796	122,218
Cheniere Energy, Inc.*	4,614	131,407
Chesapeake Energy Corp.	5,869	114,680

	SHARES	VALUE

Cimarex Energy Co.	1,599	$117,015
Cobalt International Energy, Inc.*	4,344	121,371
Concho Resources, Inc.*	1,233	106,198
CONSOL Energy, Inc.	3,637	122,349
Continental Resources, Inc.*	1,382	110,449
Denbury Resources, Inc.*	6,380	114,138
Energen Corp.	2,659	126,090
EQT Corp.	1,784	134,014
EXCO Resources, Inc.	16,397	119,042
Golar LNG Ltd.	3,288	109,885
HollyFrontier Corp.	2,363	116,850
Kosmos Energy Ltd.*	10,776	118,428
Laredo Petroleum Holdings, Inc.*	6,527	112,264
Marathon Petroleum Corp.	1,338	104,846
Murphy Oil Corp.	1,913	118,778
Newfield Exploration Co.*	5,374	117,100
Noble Energy, Inc.	1,052	119,181
PBF Energy, Inc.	3,125	95,156
Peabody Energy Corp.	5,799	116,328
Pioneer Natural Resources Co.	965	117,952
Plains Exploration & Production Co.*	2,594	117,249
QEP Resources, Inc.	3,832	110,017
Range Resources Corp.	1,475	108,442
SandRidge Energy, Inc.*,a	22,447	115,378
SM Energy Co.	2,043	124,623
Southwestern Energy Co.*	3,225	120,680
Teekay Corp.	1,667	59,345
Tesoro Corp.	2,080	111,072
Ultra Petroleum Corp.*,a	5,967	127,694
Valero Energy Corp.	2,707	109,146
Whiting Petroleum Corp.*	2,388	106,266
World Fuel Services Corp.	3,079	124,853
WPX Energy, Inc.*	7,423	116,022

Total Oil, Gas & Consumable Fuels		4,247,700

Paper & Forest Products - 0.3%
Domtar Corp.	1,369	95,159
International Paper Co.	2,315	108,759

Total Paper & Forest Products		203,918

Personal Products - 0.5%
Avon Products, Inc.	2,268	52,527
Herbalife Ltd.[a]	5,183	205,817
Nu Skin Enterprises, Inc. — Class A	1,046	53,063

Total Personal Products		311,407

Pharmaceuticals - 1.5%
Actavis, Inc.*	1,061	112,180
Endo Health Solutions, Inc.*	3,146	115,269
Forest Laboratories, Inc.*	2,562	95,844
Hospira, Inc.*	2,958	97,969
Mylan, Inc.*	3,329	96,907
Perrigo Co.	822	98,155
Salix Pharmaceuticals Ltd.*	1,896	99,142
Warner Chilcott PLC — Class A	7,120	102,386
Zoetis, Inc.	2,972	98,135

Total Pharmaceuticals		915,987

26	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	SHARES	VALUE

Professional Services - 0.7%
Dun & Bradstreet Corp. (The)	442	$39,095
Equifax, Inc.	639	39,107
IHS, Inc. — Class A*	557	54,268
Manpower, Inc.	1,020	54,223
Nielsen Holdings NV	1,352	46,806
Robert Half International, Inc.	1,558	51,134
Towers Watson & Co. — Class A	842	61,399
Verisk Analytics, Inc. — Class A*	939	57,551

Total Professional Services		403,583

Real Estate Investment Trusts (REITs) - 3.6%
Alexandria Real Estate Equities, Inc.	505	36,749
American Campus Communities, Inc.	803	35,846
American Capital Agency Corp.	1,121	37,341
Annaly Capital Management, Inc.	2,243	35,753
Apartment Investment & Management Co. — Class A	1,182	36,772
AvalonBay Communities, Inc.	284	37,783
BioMed Realty Trust, Inc.	1,653	37,209
Boston Properties, Inc.	359	39,285
Brandywine Realty Trust	2,437	36,384
BRE Properties, Inc.	743	37,507
Camden Property Trust	519	37,545
CBL & Associates Properties, Inc.	1,517	36,620
Chimera Investment Corp.	11,005	36,317
CommonWealth REIT	1,601	35,750
Corporate Office Properties Trust	1,365	39,571
Corrections Corp. of America	1,503	54,409
DDR Corp.	2,057	37,725
Digital Realty Trust, Inc.	538	37,940
Douglas Emmett, Inc.	1,457	38,130
Duke Realty Corp.	2,131	37,591
Equity Lifestyle Properties, Inc.	478	38,838
Essex Property Trust, Inc.	240	37,692
Extra Space Storage, Inc.	914	39,832
Federal Realty Investment Trust	338	39,549
General Growth Properties, Inc.	1,806	41,032
Hatteras Financial Corp.	1,283	35,064
HCP, Inc.	731	38,962
Health Care REIT, Inc.	539	40,409
Home Properties, Inc.	565	36,420
Hospitality Properties Trust	1,345	39,556
Host Hotels & Resorts, Inc.	2,105	38,458
Kilroy Realty Corp.	691	39,104
Kimco Realty Corp.	1,628	38,714
Liberty Property Trust	898	38,605
Macerich Co. (The)	567	39,718
Mack-Cali Realty Corp.	1,258	34,935
MFA Financial, Inc.	3,915	36,292
Mid-America Apartment Communities, Inc.	522	35,877
National Retail Properties, Inc.	1,005	39,878
Piedmont Office Realty Trust, Inc. — Class A	1,846	37,880

	SHARES	VALUE

Plum Creek Timber Co., Inc.	706	$36,387
Post Properties, Inc.	760	37,567
ProLogis, Inc.	899	37,713
Rayonier, Inc.	619	36,781
Realty Income Corp.	803	40,929
Regency Centers Corp.	690	38,819
Retail Properties of America, Inc. — Class A	2,467	37,770
Senior Housing Properties Trust	1,371	38,978
SL Green Realty Corp.	418	37,913
Tanger Factory Outlet Centers, Inc.	1,005	37,306
Taubman Centers, Inc.	471	40,275
UDR, Inc.	1,497	36,796
Ventas, Inc.	501	39,895
Vornado Realty Trust	438	38,351
Weingarten Realty Investors	1,152	39,249
Weyerhaeuser Co.	1,165	35,544

Total Real Estate Investment Trusts (REITs)		2,139,315

Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.*	1,018	34,673
CBRE Group, Inc.*	1,443	34,949
Forest City Enterprises, Inc. —Class A*	2,058	38,423
Howard Hughes Corp. (The)*	431	40,678
Jones Lang LaSalle, Inc.	359	35,548
Realogy Holdings Corp.*	737	35,376
St Joe Co. (The)*	1,689	33,054

Total Real Estate Management & Development		252,701

Road & Rail - 0.6%
Con-way, Inc.	1,655	55,939
Hertz Global Holdings, Inc.*	2,192	52,783
JB Hunt Transport Services, Inc.	783	55,648
Kansas City Southern	526	57,371
Landstar System, Inc.	1,026	56,081
Ryder System, Inc.	957	55,573

Total Road & Rail		333,395

Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc.*,a	26,393	74,428
Altera Corp.	1,908	61,075
Analog Devices, Inc.	1,465	64,445
Applied Materials, Inc.	4,999	72,536
Atmel Corp.*	10,021	64,836
Avago Technologies Ltd.	1,874	59,893
Cree, Inc.*	1,233	69,751
Cypress Semiconductor Corp.*	6,012	60,661
Fairchild Semiconductor International, Inc.*	4,789	61,778
Freescale Semiconductor Ltd.*	4,627	71,626
KLA-Tencor Corp.	1,288	69,874
Lam Research Corp.*	1,629	75,292
Linear Technology Corp.	1,769	64,569

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	27

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	SHARES	VALUE

LSI Corp.*	9,991	$65,341
Marvell Technology Group Ltd.	6,397	68,832
Maxim Integrated Products, Inc.	2,084	64,458
Microchip Technology, Inc.	1,826	66,503
Micron Technology, Inc.*	6,758	63,660
NVIDIA Corp.	5,363	73,849
ON Semiconductor Corp.*	8,077	63,485
PMC — Sierra, Inc.*	10,066	57,980
Silicon Laboratories, Inc.*	1,666	66,157
Skyworks Solutions, Inc.*	3,104	68,505
Teradyne, Inc.*	4,185	68,802
Xilinx, Inc.	1,755	66,532

Total Semiconductors & Semiconductor Equipment		1,664,868

Software - 3.0%
Activision Blizzard, Inc.	4,636	69,308
ANSYS, Inc.*	846	68,408
Autodesk, Inc.*	1,651	65,016
BMC Software, Inc.*	1,464	66,583
CA, Inc.	2,684	72,387
Cadence Design Systems, Inc.*	4,879	67,330
Citrix Systems, Inc.*	944	58,688
Compuware Corp.*	5,363	64,356
Concur Technologies, Inc.*	1,001	73,183
Electronic Arts, Inc.*	3,770	66,390
Factset Research Systems, Inc.	393	36,970
Fortinet, Inc.*	2,916	52,371
Informatica Corp.*	1,993	65,629
Intuit, Inc.	1,020	60,833
MICROS Systems, Inc.*	1,468	62,258
NetSuite, Inc.*	861	75,734
Nuance Communications, Inc.*	3,354	63,860
Red Hat, Inc.*	1,361	65,233
Rovi Corp.*	3,171	74,170
ServiceNow, Inc.*	1,855	75,981
Solarwinds, Inc.*	1,155	58,732
Solera Holdings, Inc.	1,169	67,311
Splunk, Inc.*	1,719	70,135
Symantec Corp.*	2,728	66,290
Synopsys, Inc.*	1,891	67,263
TIBCO Software, Inc.*	3,352	65,062
Workday, Inc. — Class A*	1,095	68,602
Zynga, Inc. — Class A*	19,952	63,647

Total Software		1,831,730

Specialty Retail - 2.9%
Aaron’s, Inc.	1,650	47,371
Abercrombie & Fitch Co. — Class A	1,034	51,245
Advance Auto Parts, Inc.	579	48,567
American Eagle Outfitters, Inc.	2,572	50,025
Ascena Retail Group, Inc.*	2,556	47,286
AutoNation, Inc.*	1,076	48,969
AutoZone, Inc.*	120	49,091
Bed Bath & Beyond, Inc.*	731	50,293
Best Buy Co., Inc.	2,082	54,111

	SHARES	VALUE

CarMax, Inc.*	1,157	$53,268
Chico’s FAS, Inc.	2,790	50,973
Dick’s Sporting Goods, Inc.	999	48,052
DSW, Inc. — Class A	746	49,326
Foot Locker, Inc.	1,399	48,783
GameStop Corp. — Class Aa	1,793	62,576
Gap, Inc. (The)	1,349	51,249
GNC Holdings, Inc. — Class A	4,913	222,706
Guess?, Inc.	1,887	52,232
L Brands, Inc.	1,071	53,989
O’Reilly Automotive, Inc.*	456	48,938
PetSmart, Inc.	758	51,726
Ross Stores, Inc.	795	52,526
Sally Beauty Holdings, Inc.*	1,591	47,825
Sears Hometown and Outlet Stores, Inc.*	1,168	52,104
Signet Jewelers Ltd.	753	51,754
Staples, Inc.	3,551	47,015
Tiffany & Co.	691	50,913
Tractor Supply Co.	464	49,727
Ulta Salon Cosmetics & Fragrance, Inc.*	596	52,239
Urban Outfitters, Inc.*	1,199	49,687
Williams-Sonoma, Inc.	926	49,708

Total Specialty Retail		1,744,274

Textiles, Apparel & Luxury Goods - 0.8%
Carter’s, Inc.*	829	54,208
Deckers Outdoor Corp.*	941	51,868
Fossil, Inc.*	495	48,569
Hanesbrands, Inc.*	1,072	53,771
Michael Kors Holdings Ltd.*	856	48,741
PVH Corp.	415	47,895
Ralph Lauren Corp.	282	51,206
Under Armour, Inc. — Class A*	933	53,256
V.F. Corp.	285	50,793

Total Textiles, Apparel & Luxury Goods		460,307

Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial, Inc.	2,996	35,473
Hudson City Bancorp, Inc.	4,207	34,960
New York Community Bancorp, Inc.	2,535	34,349
People’s United Financial, Inc.	2,688	35,374
TFS Financial Corp.*	3,330	36,197
Washington Federal, Inc.	2,069	35,525

Total Thrifts & Mortgage Finance		211,878

Tobacco - 0.3%
Lorillard, Inc.	4,778	204,928

Total Tobacco		204,928

Trading Companies & Distributors - 0.9%
Air Lease Corp.	1,987	54,662
Fastenal Co.	2,099	102,956
GATX Corp.	1,136	57,879
MRC Global, Inc.*	3,293	98,625

28	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2013

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	SHARES	VALUE

MSC Industrial Direct Co., Inc. — Class A	670	$52,796
United Rentals, Inc.*	1,088	57,240
W.W. Grainger, Inc.	261	64,329
WESCO International, Inc.*	783	56,133

Total Trading Companies & Distributors		544,620

Water Utilities - 0.5%
American Water Works Co., Inc.	3,342	139,963
Aqua America, Inc.	4,428	140,500

Total Water Utilities		280,463

Wireless Telecommunication Services - 1.9%
Clearwire Corp. — Class A*	42,244	141,940
Crown Castle International Corp.*	951	73,227
MetroPCS Communications, Inc.*	12,828	151,883
NII Holdings, Inc.*,a	31,037	270,022
SBA Communications Corp. — Class A*	933	73,698
Sprint Nextel Corp.*	22,623	159,492
Telephone & Data Systems, Inc.	6,481	145,433
United States Cellular Corp.*	3,797	145,957

Total Wireless Telecommunication Services		1,161,652

Total Common Stocks (Cost $49,603,853)		59,916,116

SHORT TERM INVESTMENTS - 0.2%
SSgA Government Money Market Fund	111,977	111,977

Total Short Term Investments (Cost $111,977)		111,977

	FACE AMOUNT	VALUE

SECURITIES LENDING COLLATERAL - 2.6%[b]
Repurchase Agreements:
Deutsche Bank Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	$253,472	$253,472
HSBC Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	1,115,279	1,115,279
RBS Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	176,123	176,123

Total Securities Lending Collateral (Cost $1,544,874)		1,544,874

Total Investments - 102.5%[d] (Cost $51,260,704)		61,572,967

Other Assets and Liabilities, net - (2.5)%		(1,527,005)

Net Assets - 100.0%		$60,045,962

*	Non-Income Producing Security.
[a]	All or a portion of this security was on loan as of April 30, 2013
[b]	Securities lending collateral (Note 8).
[c]	Values determined based on Level 2 inputs (Note 4).
[d]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
REIT — Real Estate Investment Trust

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	29

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2013

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	SHARES	VALUE

COMMON STOCKS - 99.9%
Aerospace & Defense - 1.6%
Alliant Techsystems, Inc.	590	$43,872
BE Aerospace, Inc.*	709	44,483
Boeing Co.(The)	487	44,517
Engility Holdings, Inc.*	1,758	42,122
Exelis, Inc.	3,888	43,429
General Dynamics Corp.	600	44,376
Honeywell International, Inc.	558	41,035
Huntington Ingalls Industries, Inc.	792	41,897
L-3 Communications Holdings, Inc.	526	42,738
Lockheed Martin Corp.	450	44,590
Northrop Grumman Corp.	608	46,050
Precision Castparts Corp.	414	79,194
Raytheon Co.	729	44,746
Rockwell Collins, Inc.	672	42,282
Spirit Aerosystems Holdings, Inc. —Class A*	2,261	45,197
Textron, Inc.	1,412	36,359
TransDigm Group, Inc.	280	41,104
Triumph Group, Inc.	542	43,306
United Technologies Corp.	455	41,537

Total Aerospace & Defense		852,834

Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	714	42,404
Expeditors International of Washington, Inc.	1,177	42,290
FedEx Corp.	431	40,518
United Parcel Service, Inc. — Class B	496	42,577
UTi Worldwide, Inc.	2,861	42,028

Total Air Freight & Logistics		209,817

Airlines - 0.3%
Copa Holdings SA — Class A	356	44,706
Delta Air Lines, Inc.*	2,547	43,656
Southwest Airlines Co.	3,255	44,593
United Continental Holdings, Inc.*	1,326	42,830

Total Airlines		175,785

Auto Components - 0.6%
Allison Transmission Holdings, Inc.	1,786	40,739
BorgWarner, Inc.*	453	35,411
Delphi Automotive PLC	789	36,460
Gentex Corp.	1,728	38,880
Goodyear Tire & Rubber Co. (The)*	2,734	34,161
Johnson Controls, Inc.	1,001	35,045
Lear Corp.	640	36,979
TRW Automotive Holdings Corp.*	629	37,784
Visteon Corp.*	614	36,097

Total Auto Components		331,556

Automobiles - 0.4%
Ford Motor Co.	2,636	36,139
General Motors Co.*	1,246	38,427
Harley-Davidson, Inc.	661	36,124
Tesla Motors, Inc.*,a	927	50,049

	SHARES	VALUE

Thor Industries, Inc.	972	$36,051

Total Automobiles		196,790

Beverages - 2.1%
Beam, Inc.	1,867	120,814
Brown-Forman Corp. — Class B	1,666	117,453
Coca-Cola Co. (The)	2,880	121,910
Coca-Cola Enterprises, Inc.	3,168	116,044
Constellation Brands, Inc. — Class A*	2,465	121,648
Dr Pepper Snapple Group, Inc.	2,509	122,514
Molson Coors Brewing Co. — Class B	2,378	122,705
Monster Beverage Corp.*	2,400	135,360
PepsiCo, Inc.	1,485	122,468

Total Beverages		1,100,916

Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc.*	690	67,620
Amgen, Inc.	638	66,486
Ariad Pharmaceuticals, Inc.*	3,486	62,295
Biogen Idec, Inc.*	356	77,939
BioMarin Pharmaceutical, Inc.*	1,040	68,224
Celgene Corp.*	560	66,119
Gilead Sciences, Inc.*	1,377	69,731
Incyte Corp.*,a	2,857	63,283
Medivation, Inc.*	1,478	77,905
Myriad Genetics, Inc.*	2,541	70,767
Onyx Pharmaceuticals, Inc.*	732	69,394
Regeneron Pharmaceuticals, Inc.*	371	79,817
United Therapeutics Corp.*	1,043	69,652
Vertex Pharmaceuticals, Inc.*	1,159	89,034

Total Biotechnology		998,266

Building Products - 0.6%
Armstrong World Industries, Inc.*	1,413	72,120
Fortune Brands Home & Security, Inc.*	955	34,752
Lennox International, Inc.	1,239	76,818
Masco Corp.	3,836	74,572
Owens Corning*	2,000	84,120

Total Building Products		342,382

Capital Markets - 1.2%
Affiliated Managers Group, Inc.*	177	27,555
American Capital Ltd.*	1,818	27,506
Ameriprise Financial, Inc.	365	27,203
Ares Capital Corp.	1,520	27,603
Bank of New York Mellon Corp. (The)	949	26,781
BlackRock, Inc.	104	27,716
Charles Schwab Corp. (The)	1,524	25,847
E*Trade Financial Corp.*	2,533	26,065
Eaton Vance Corp.	652	26,002
Federated Investors, Inc. — Class Ba	1,094	25,118
Franklin Resources, Inc.	178	27,529
Goldman Sachs Group, Inc. (The)	183	26,731
Invesco Ltd.	935	29,677
Janus Capital Group, Inc.	2,862	25,529
Lazard Ltd. — Class A	795	26,951
Legg Mason, Inc.	842	26,826

30	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	SHARES	VALUE

LPL Financial Holdings, Inc.	858	$29,653
Morgan Stanley	1,209	26,779
Northern Trust Corp.	490	26,421
Raymond James Financial, Inc.	584	24,189
SEI Investments Co.	932	26,711
State Street Corp.	450	26,312
T. Rowe Price Group, Inc.	359	26,028
TD Ameritrade Holding Corp.	1,303	25,943
Waddell & Reed Financial, Inc. —Class A	620	26,579

Total Capital Markets		669,254

Chemicals - 4.7%
Air Products & Chemicals, Inc.	900	78,264
Airgas, Inc.	806	77,900
Albemarle Corp.	1,277	78,216
Ashland, Inc.	1,057	90,067
Cabot Corp.	2,343	88,003
Celanese Corp. — Series A	1,847	91,260
CF Industries Holdings, Inc.	410	76,469
Cytec Industries, Inc.	1,057	77,013
Dow Chemical Co. (The)	2,474	83,893
Du Pont (E.I.) de Nemours & Co.	1,617	88,143
Eastman Chemical Co.	1,144	76,248
Ecolab, Inc.	1,004	84,958
FMC Corp.	1,390	84,373
Huntsman Corp.	4,254	80,230
International Flavors & Fragrances, Inc.	1,045	80,664
Intrepid Potash, Inc.	4,200	77,322
Kronos Worldwide, Inc.[a]	5,017	88,701
LyondellBasell Industries NV — Class A	1,248	75,754
Monsanto Co.	763	81,504
Mosaic Co. (The)	1,348	83,023
NewMarket Corp.	302	81,147
PPG Industries, Inc.	591	86,960
Praxair, Inc.	706	80,696
Rockwood Holdings, Inc.	1,217	78,971
RPM International, Inc.	2,534	82,102
Scotts Miracle-Gro Co. (The) — Class A	1,788	81,086
Sherwin-Williams Co. (The)	467	85,512
Sigma-Aldrich Corp.	1,034	81,365
Valspar Corp.	1,264	80,668
Westlake Chemical Corp.	836	69,505
WR Grace & Co*	1,025	79,038

Total Chemicals		2,529,055

Commercial Banks - 1.6%
Associated Banc-Corp.	1,761	25,129
Bank of Hawaii Corp.	530	25,276
BankUnited, Inc.	1,034	26,212
BB&T Corp.	861	26,493
BOK Financial Corp.	428	26,746
CapitalSource, Inc.	2,782	24,899
CIT Group, Inc.*	614	26,101
City National Corp.	455	26,040

	SHARES	VALUE

Comerica, Inc.	745	$27,006
Commerce Bancshares, Inc.	663	26,593
Cullen/Frost Bankers, Inc.	430	25,976
East West Bancorp, Inc.	1,049	25,522
Fifth Third Bancorp	1,638	27,895
First Citizens BancShares Inc. — Class A	148	27,590
First Horizon National Corp.	2,452	25,501
First Niagara Financial Group, Inc.	3,033	28,844
First Republic Bank	700	26,586
Fulton Financial Corp.	2,270	25,106
Huntington Bancshares, Inc.	3,598	25,798
KeyCorp	2,663	26,550
M&T Bank Corp.	262	26,252
PNC Financial Services Group, Inc.	405	27,491
Popular, Inc.*	945	26,923
Regions Financial Corp.	3,238	27,491
Signature Bank*	342	24,491
SunTrust Banks, Inc.	935	27,349
SVB Financial Group*	382	27,164
Synovus Financial Corp.	9,564	25,727
TCF Financial Corp.	1,811	26,350
US Bancorp	798	26,557
Valley National Bancorp[a]	2,609	23,455
Wells Fargo & Co.	720	27,346
Zions Bancorp	1,069	26,319

Total Commercial Banks		868,778

Commercial Services & Supplies - 1.3%
ADT Corp. (The)*	872	38,054
Avery Dennison Corp.	982	40,704
Cintas Corp.	972	43,614
Clean Harbors, Inc.*	716	40,790
Copart, Inc.*	1,228	43,287
Covanta Holding Corp.	2,118	42,360
Iron Mountain, Inc.	1,181	44,713
KAR Auction Services, Inc.	1,754	39,237
Pitney Bowes, Inc.[a]	2,788	38,112
R.R. Donnelley & Sons Co.[a]	3,518	43,307
Republic Services, Inc.	1,293	44,065
Rollins, Inc.	1,722	41,879
Stericycle, Inc.*	403	43,653
Tyco International Ltd.	1,348	43,298
Waste Connections, Inc.	1,170	44,401
Waste Management, Inc.	1,091	44,709

Total Commercial Services & Supplies		676,183

Communications Equipment - 1.1%
Brocade Communications Systems, Inc.*	8,562	49,831
Cisco Systems, Inc.	2,362	49,413
EchoStar Corp. — Class A*	1,274	50,030
F5 Networks, Inc.*	562	42,954
Harris Corp.	1,096	50,635
JDS Uniphase Corp.*	3,639	49,127
Juniper Networks, Inc.*	2,640	43,692

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	31

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	SHARES	VALUE

Motorola Solutions, Inc.	776	$44,387
Palo Alto Networks, Inc.*	912	49,339
Polycom, Inc.*	4,484	47,082
QUALCOMM, Inc.	739	45,537
Riverbed Technology, Inc.*	3,354	49,840

Total Communications Equipment		571,867

Computers & Peripherals - 1.1%
Apple, Inc.	107	47,374
Dell, Inc.	3,395	45,493
Diebold, Inc.	1,639	48,006
EMC Corp.*	2,073	46,497
Fusion-io, Inc.*	3,007	56,472
Hewlett-Packard Co.	2,083	42,910
Lexmark International, Inc. — Class A	1,628	49,345
NCR Corp.*	1,831	49,931
NetApp, Inc.*	1,478	51,568
SanDisk Corp.*	891	46,724
Stratasys Ltd.*,a	673	55,893
Western Digital Corp.	1,012	55,943

Total Computers & Peripherals		596,156

Construction & Engineering - 0.5%
Aecom Technology Corp.*	1,283	37,297
Chicago Bridge & Iron Co. NV	715	38,460
Fluor Corp.	644	36,695
Jacobs Engineering Group, Inc.*	762	38,466
KBR, Inc.	1,330	40,006
Quanta Services, Inc.*	1,481	40,698
URS Corp.	894	39,264

Total Construction & Engineering		270,886

Construction Materials - 0.3%
Martin Marietta Materials, Inc.	776	78,368
Vulcan Materials Co.	1,537	76,666

Total Construction Materials		155,034

Consumer Finance - 0.2%
American Express Co.	400	27,364
Capital One Financial Corp.	488	28,197
Discover Financial Services	597	26,113
SLM Corp.	1,324	27,340

Total Consumer Finance		109,014

Containers & Packaging 1.8%
AptarGroup, Inc.	1,398	78,428
Ball Corp.	1,703	75,136
Bemis Co., Inc.	1,988	78,228
Crown Holdings, Inc.*	1,930	82,372
Greif, Inc. — Class A	1,460	70,328
MeadWestvaco Corp.	2,176	75,029
Owens-Illinois, Inc.*	3,007	79,024
Packaging Corp. of America	1,797	85,465
Rock Tenn Co. — Class A	889	89,025
Sealed Air Corp.	3,271	72,355
Silgan Holdings, Inc.	1,637	78,363
Sonoco Products Co.	2,277	79,786

Total Containers & Packaging		943,539

	SHARES	VALUE

Distributors - 0.1%
Genuine Parts Co.	454	$34,654
LKQ Corp.*	1,642	39,539

Total Distributors		74,193

Diversified Consumer Services - 0.4%
Apollo Group, Inc. — Class A*	1,975	36,281
DeVry, Inc.	1,098	30,755
H&R Block, Inc.	1,213	33,649
ITT Educational Services, Inc.*,a	2,630	48,155
Service Corp. International	2,124	35,853
Weight Watchers International, Inc.	854	36,013

Total Diversified Consumer Services		220,706

Diversified Financial Services - 0.6%
Bank of America Corp.	2,188	26,934
CBOE Holdings, Inc.	735	27,585
Citigroup, Inc.	599	27,949
CME Group, Inc.	437	26,596
Interactive Brokers Group, Inc. —Class A	1,813	27,304
IntercontinentalExchange, Inc.*	166	27,046
JPMorgan Chase & Co.	553	27,102
Leucadia National Corp.	982	30,334
Moody’s Corp.	516	31,399
MSCI, Inc. — Class A*	796	27,144
NASDAQ OMX Group, Inc. (The)	827	24,380
NYSE Euronext	699	27,128

Total Diversified Financial Services		330,901

Diversified Telecommunication Services - 1.3%
AT&T, Inc.	2,614	97,921
CenturyLink, Inc.	2,728	102,491
Frontier Communications Corp.[a]	24,499	101,916
Level 3 Communications, Inc.*	4,710	94,812
tw telecom, Inc.*	3,917	106,072
Verizon Communications, Inc.	1,941	104,639
Windstream Corp.[a]	11,799	100,528

Total Diversified Telecommunication Services		708,379

Electric Utilities - 3.7%
American Electric Power Co., Inc.	2,000	102,860
Duke Energy Corp.	1,354	101,821
Edison International	1,902	102,328
Entergy Corp.	1,532	109,124
Exelon Corp.	2,844	106,678
FirstEnergy Corp.	2,328	108,485
Great Plains Energy, Inc.	4,218	101,780
Hawaiian Electric Industries, Inc.	3,505	99,192
ITC Holdings Corp.	1,091	100,612
NextEra Energy, Inc.	1,245	102,127
Northeast Utilities	2,243	101,675
NV Energy, Inc.	4,846	104,819
OGE Energy Corp.	1,381	100,026
Pepco Holdings, Inc.	4,584	103,598
Pinnacle West Capital Corp.	1,683	102,495

32	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	SHARES	VALUE

PPL Corp.	3,140	$104,813
Southern Co. (The)	2,082	100,415
Westar Energy, Inc.	2,947	103,027
Xcel Energy, Inc.	3,314	105,352

Total Electric Utilities		1,961,227

Electrical Equipment - 0.9%
AMETEK, Inc.	987	40,181
Babcock & Wilcox Co. (The)	1,486	40,419
Eaton Corp. PLC	689	42,311
Emerson Electric Co.	760	42,187
General Cable Corp.*	1,171	40,376
GrafTech International, Ltd.*	5,635	40,459
Hubbell, Inc. — Class B	435	41,743
Polypore International, Inc.*,a	1,961	82,225
Regal-Beloit Corp.	516	40,568
Rockwell Automation, Inc.	497	42,136
Roper Industries, Inc.	334	39,963

Total Electrical Equipment		492,568

Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp. — Class A	673	50,825
Arrow Electronics, Inc.*	1,232	48,331
Avnet, Inc.*	1,394	45,654
AVX Corp.	4,215	47,672
Corning, Inc.	3,755	54,448
Dolby Laboratories, Inc. — Class A	1,492	49,012
FLIR Systems, Inc.	1,636	39,771
Ingram Micro, Inc. — Class A*	2,498	44,489
IPG Photonics Corp.	749	47,696
Itron, Inc.*	921	36,518
Jabil Circuit, Inc.	2,673	47,579
Molex, Inc.	1,697	46,786
National Instruments Corp.	1,308	35,748
Tech Data Corp.*	1,084	50,655
Trimble Navigation, Ltd.*	1,433	41,184
Vishay Intertechnology, Inc.*	3,620	50,825

Total Electronic Equipment, Instruments & Components		737,193

Energy Equipment & Services - 3.3%
Atwood Oceanics, Inc.*	1,596	78,284
Baker Hughes, Inc.	1,781	80,840
Cameron International Corp.*	1,259	77,492
CARBO Ceramics, Inc.	874	61,748
Diamond Offshore Drilling, Inc.	1,180	81,538
Dresser-Rand Group, Inc.*	1,315	73,127
ERA Group, Inc.*	3,907	89,275
FMC Technologies, Inc.*	1,518	82,427
Halliburton Co.	2,028	86,738
Helmerich & Payne, Inc.	1,331	78,023
McDermott International, Inc.*	7,377	78,786
Nabors Industries Ltd.	5,156	76,257
National Oilwell Varco, Inc.	1,171	76,373
Oceaneering International, Inc.	1,225	85,958
Oil States International, Inc.*	985	88,020

	SHARES	VALUE

Patterson-UTI Energy, Inc.	3,390	$71,495
Rowan Cos., PLC — Class A*	2,344	76,250
RPC, Inc.	5,137	68,014
Schlumberger Ltd.	1,093	81,352
SEACOR Holdings, Inc.	1,111	80,114
Superior Energy Services, Inc.*	3,109	85,777
Tidewater, Inc.	848	44,478
Unit Corp.*	1,779	74,771

Total Energy Equipment & Services		1,777,137

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	331	35,890
CVS Caremark Corp.	2,119	123,283
Fresh Market, Inc. (The)*	2,744	112,312
Kroger Co. (The)	3,573	122,840
Safeway, Inc.	4,507	101,498
Sysco Corp.	3,348	116,711
Wal-Mart Stores, Inc.	469	36,451
Walgreen Co.	2,463	121,943
Whole Foods Market, Inc.	1,349	119,144

Total Food & Staples Retailing		890,072

Food Products - 4.9%
Archer-Daniels-Midland Co.	3,569	121,132
Bunge Ltd.	1,600	115,536
Campbell Soup Co.	2,645	122,754
ConAgra Foods, Inc.	3,303	116,827
Dean Foods Co.*	6,456	123,568
Flowers Foods, Inc.	3,609	118,880
General Mills, Inc.	2,409	121,462
Green Mountain Coffee Roasters, Inc.*,a	2,099	120,483
H.J. Heinz Co.	1,626	117,755
Hershey Co. (The)	1,348	120,188
Hillshire Brands Co.	3,396	121,950
Hormel Foods Corp.	2,918	120,426
Ingredion, Inc.	1,643	118,312
J.M. Smucker Co. (The)	1,203	124,186
Kellogg Co.	1,831	119,088
Kraft Foods Group, Inc.	2,281	117,449
McCormick & Co., Inc.	1,618	116,399
Mead Johnson Nutrition Co.	1,524	123,581
Mondelez International, Inc. — Class A	3,870	121,712
Smithfield Foods, Inc.*	4,402	112,691
Tyson Foods, Inc. — Class A	4,840	119,209
WhiteWave Foods Co. — Class A*,a	6,920	117,017

Total Food Products		2,630,605

Gas Utilities - 1.1%
AGL Resources, Inc.	2,309	101,250
Atmos Energy Corp.	2,281	101,208
National Fuel Gas Co.	1,580	99,098
Oneok, Inc.	2,065	106,058
Questar Corp.	4,005	101,687
UGI Corp.	2,533	103,802

Total Gas Utilities		613,103

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	33

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	SHARES	VALUE

Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	1,834	$67,711
Alere, Inc.*	2,533	65,047
Baxter International, Inc.	882	61,625
Becton, Dickinson and Co.	671	63,275
Boston Scientific Corp.*	8,467	63,418
C.R. Bard, Inc.	625	62,100
CareFusion Corp.*	1,810	60,526
Cooper Cos., Inc. (The)	600	66,240
Covidien PLC	933	59,563
DENTSPLY International, Inc.	1,503	63,652
Edwards Lifesciences Corp.*	768	48,991
Hill-Rom Holdings, Inc.	1,802	61,394
Hologic, Inc.*	2,789	56,812
IDEXX Laboratories, Inc.*	683	60,077
Intuitive Surgical, Inc.*	127	62,521
Medtronic, Inc.	1,350	63,018
ResMed, Inc.	1,391	66,796
Sirona Dental Systems, Inc.*	868	63,833
St Jude Medical, Inc.	1,551	63,932
Stryker Corp.	971	63,678
Teleflex, Inc.	759	59,301
Thoratec Corp.*	1,768	64,002
Varian Medical Systems, Inc.*	877	57,128
Zimmer Holdings, Inc.	849	64,906

Total Health Care Equipment & Supplies		1,489,546

Health Care Providers & Services - 3.3%
Aetna, Inc.	1,245	71,513
AmerisourceBergen Corp.	1,242	67,217
Brookdale Senior Living, Inc.*	2,313	59,652
Cardinal Health, Inc.	1,493	66,020
Catamaran Corp.*	1,193	68,872
CIGNA Corp.	1,012	66,964
Community Health Systems, Inc.	1,353	61,656
Coventry Health Care, Inc.	1,350	66,892
DaVita, Inc.*	532	63,122
Express Scripts Holding Co.*	1,078	64,001
HCA Holdings, Inc.	1,567	62,508
Health Management Associates, Inc. — Class A*	4,910	56,416
Health Net, Inc.*	2,196	64,562
Henry Schein, Inc.*	691	62,466
Humana, Inc.	944	69,960
Laboratory Corp. of America Holdings*	707	66,006
LifePoint Hospitals, Inc.*	1,301	62,448
McKesson Corp.	584	61,799
Mednax, Inc.*	713	63,264
Omnicare, Inc.	1,571	68,763
Patterson Cos., Inc.	1,680	63,756
Quest Diagnostics, Inc.	1,100	61,963
Tenet Healthcare Corp.*	1,324	60,057
UnitedHealth Group, Inc.	1,132	67,841
Universal Health Services, Inc. — Class B	987	65,724

	SHARES	VALUE

VCA Antech, Inc.*	2,695	$64,950
WellPoint, Inc.	973	70,951

Total Health Care Providers & Services		1,749,343

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	4,591	63,539
Cerner Corp.*	676	65,417

Total Health Care Technology		128,956

Hotels, Restaurants & Leisure - 1.6%
Bally Technologies, Inc.*	674	35,911
Brinker International, Inc.	948	36,877
Carnival Corp.	1,039	35,856
Chipotle Mexican Grill, Inc.*	110	39,951
Choice Hotels International, Inc.	850	33,201
Darden Restaurants, Inc.	692	35,728
Dunkin’ Brands Group, Inc.	953	36,986
Hyatt Hotels Corp. — Class A*	825	35,211
International Game Technology	2,098	35,561
Las Vegas Sands Corp.	620	34,875
Marriott International, Inc. — Class A	850	36,601
McDonald’s Corp.	356	36,362
MGM Resorts International*	2,670	37,700
Norwegian Cruise Line Holdings Ltd.*	1,187	36,809
Panera Bread Co. — Class A*	213	37,750
Penn National Gaming, Inc.*	654	38,292
Royal Caribbean Cruises Ltd.	1,083	39,562
Starbucks Corp.	615	37,417
Starwood Hotels & Resorts Worldwide, Inc.	575	37,099
Wendy’s Co. (The)	6,080	34,595
Wyndham Worldwide Corp.	553	33,224
Wynn Resorts Ltd.	282	38,718
Yum! Brands, Inc.	493	33,583

Total Hotels, Restaurants & Leisure		837,869

Household Durables - 0.9%
DR Horton, Inc.	1,449	37,790
Garmin Ltd.	1,054	36,974
Harman International Industries, Inc.	790	35,321
Jarden Corp.*	806	36,278
Leggett & Platt, Inc.	1,058	34,110
Lennar Corp. — Class A	841	34,666
Mohawk Industries, Inc.*	310	34,373
Newell Rubbermaid, Inc.	1,371	36,112
NVR, Inc.*	33	33,990
PulteGroup, Inc.*	1,739	36,502
Tempur-Pedic International, Inc.*	749	36,326
Toll Brothers, Inc.*	1,003	34,413
Tupperware Brands Corp.	430	34,529
Whirlpool Corp.	307	35,084

Total Household Durables		496,468

Household Products - 1.3%
Church & Dwight Co., Inc.	1,837	117,366
Clorox Co. (The)	1,338	115,402
Colgate-Palmolive Co.	999	119,290

34	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	SHARES	VALUE

Energizer Holdings, Inc.	1,196	$115,522
Kimberly-Clark Corp.	1,204	124,241
Procter & Gamble Co. (The)	1,514	116,230

Total Household Products		708,051

Independent Power Producers & Energy Traders - 0.6%
AES Corp. (The)	7,752	107,443
Calpine Corp.*	4,792	104,130
NRG Energy, Inc.	3,723	103,760

Total Independent Power Producers & Energy Traders		315,333

Industrial Conglomerates - 0.3%
3M Co.	397	41,570
Carlisle Cos., Inc.	625	40,544
Danaher Corp.	682	41,561
General Electric Co.	1,823	40,634

Total Industrial Conglomerates		164,309

Insurance - 2.7%
ACE Ltd.	304	27,099
AFLAC, Inc.	512	27,873
Alleghany Corp.*	69	27,168
Allied World Assurance Co. Holdings AG	294	26,698
Allstate Corp. (The)	552	27,192
American Financial Group, Inc.	571	27,562
American International Group, Inc.*	699	28,953
American National Insurance Co.	314	29,525
Aon PLC	435	26,252
Arch Capital Group Ltd.*	521	27,644
Arthur J. Gallagher & Co.	660	28,017
Aspen Insurance Holdings Ltd.	700	26,733
Assurant, Inc.	610	28,999
Assured Guaranty Ltd.	1,323	27,293
Axis Capital Holdings Ltd.	658	29,367
Berkshire Hathaway, Inc. — Class B*	259	27,537
Brown & Brown, Inc.	842	26,094
Chubb Corp. (The)	310	27,302
Cincinnati Financial Corp.	572	27,977
CNA Financial Corp.	825	27,811
Endurance Specialty Holdings Ltd.	574	28,109
Erie Indemnity Co. — Class A	354	28,168
Everest Re Group Ltd.	209	28,213
Fidelity National Financial, Inc. —Class A	1,097	29,454
Genworth Financial, Inc. — Class A*	2,630	26,379
Hanover Insurance Group, Inc. (The)	570	28,745
Hartford Financial Services Group, Inc.	1,024	28,764
HCC Insurance Holdings, Inc.	643	27,392
Kemper Corp.	841	26,794
Lincoln National Corp.	824	28,024
Loews Corp.	611	27,293
Markel Corp.*	53	28,421
Marsh & McLennan Cos., Inc.	710	26,987
MBIA, Inc.*	2,528	23,915
Mercury General Corp.	708	32,363

	SHARES	VALUE

MetLife, Inc.	697	$27,176
Old Republic International Corp.	2,123	28,661
PartnerRe Ltd.	292	27,547
Principal Financial Group, Inc.	796	28,736
ProAssurance Corp.	574	28,120
Progressive Corp. (The)	1,076	27,212
Protective Life Corp.	749	28,507
Prudential Financial, Inc.	451	27,249
Reinsurance Group of America, Inc.	457	28,585
RenaissanceRe Holdings Ltd.	297	27,885
StanCorp Financial Group, Inc.	630	27,203
Torchmark Corp.	453	28,118
Travelers Cos., Inc. (The)	322	27,502
Unum Group	957	26,691
Validus Holdings Ltd.	721	27,838
W.R. Berkley Corp.	614	26,660
White Mountains Insurance Group Ltd.	47	27,181
XL Group PLC	888	27,652

Total Insurance		1,470,640

Internet & Catalog Retail - 0.6%
Amazon.com, Inc.*	135	34,264
Expedia, Inc.	565	31,550
Groupon, Inc.*	8,124	49,556
HomeAway, Inc.*	1,057	32,291
Liberty Interactive Corp. — Series A*	1,617	34,426
Liberty Ventures*	457	33,576
Netflix, Inc.*	184	39,757
priceline.com, Inc.*	51	35,496
TripAdvisor, Inc.*	669	35,176

Total Internet & Catalog Retail		326,092

Internet Software & Services - 1.0%
Akamai Technologies, Inc.*	1,403	61,606
AOL, Inc.*	1,361	52,589
eBay, Inc.*	673	35,258
Equinix, Inc.*	232	49,671
Facebook, Inc. — Class A*	1,954	54,243
Google, Inc. — Class A*	61	50,299
IAC/InterActiveCorp	1,111	52,295
LinkedIn Corp. — Class A*	280	53,785
Rackspace Hosting, Inc.*	946	45,597
VeriSign, Inc.*	1,053	48,512
Yahoo!, Inc.*	2,088	51,636

Total Internet Software & Services		555,491

IT Services - 2.0%
Accenture PLC — Class A	565	46,014
Alliance Data Systems Corp.*	170	29,201
Amdocs Ltd.	1,380	49,266
Automatic Data Processing, Inc.	650	43,771
Booz Allen Hamilton Holding Corp.	3,169	48,137
Broadridge Financial Solutions, Inc.	1,093	27,522
Cognizant Technology Solutions Corp. — Class A*	660	42,768
Computer Sciences Corp.	1,003	46,990

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	35

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	SHARES	VALUE

CoreLogic, Inc.*	1,056	$28,808
DST Systems, Inc.	698	48,267
Fidelity National Information Services, Inc.	689	28,972
Fiserv, Inc.*	311	28,335
FleetCor Technologies, Inc.*	350	26,915
Gartner, Inc.*	925	53,511
Genpact Ltd.	2,353	43,766
Global Payments, Inc.	544	25,242
International Business Machines Corp.	232	46,989
Jack Henry & Associates, Inc.	587	27,237
Lender Processing Services, Inc.	1,063	29,488
Mastercard, Inc. — Class A	50	27,646
NeuStar, Inc. — Class A*	1,069	46,897
Paychex, Inc.	1,210	44,056
SAIC, Inc.	3,840	57,370
Teradata Corp.*	865	44,175
Total System Services, Inc.	1,087	25,675
Vantiv, Inc. — Class A*	1,176	26,495
VeriFone Systems, Inc.*	2,414	51,853
Visa, Inc. — Class A	160	26,954
Western Union Co. (The)	1,813	26,850

Total IT Services		1,099,170

Leisure Equipment & Products - 0.2%
Hasbro, Inc.[a]	800	37,896
Mattel, Inc.	805	36,756
Polaris Industries, Inc.	387	33,356

Total Leisure Equipment & Products		108,008

Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	1,008	41,772
Bio-Rad Laboratories, Inc. — Class A*	504	60,354
Bruker Corp.*	3,345	59,441
Charles River Laboratories International, Inc.*	1,405	61,103
Covance, Inc.*	849	63,301
Illumina, Inc.*	1,169	75,623
Life Technologies Corp.*	984	72,511
Mettler-Toledo International, Inc.*	197	41,165
PerkinElmer, Inc.	1,874	57,438
QIAGEN NV*	3,090	61,429
Techne Corp.	929	59,586
Thermo Fisher Scientific, Inc.	841	67,852
Waters Corp.*	452	41,765

Total Life Sciences Tools & Services		763,340

Machinery - 3.1%
AGCO Corp.	829	44,144
Caterpillar, Inc.	484	40,980
CNH Global NV	1,027	42,241
Colfax Corp.*	911	42,516
Crane Co.	759	40,857
Cummins, Inc.	372	39,577
Deere & Co.	483	43,132
Donaldson Co., Inc.	1,176	42,783

	SHARES	VALUE

Dover Corp.	579	$39,939
Flowserve Corp.	255	40,321
Gardner Denver, Inc.	561	42,125
Graco, Inc.	735	44,490
Harsco Corp.	1,708	37,286
IDEX Corp.	795	41,364
Illinois Tool Works, Inc.	691	44,611
Ingersoll-Rand PLC	761	40,942
ITT Corp.	1,474	40,682
Joy Global, Inc.	716	40,468
Kennametal, Inc.	1,082	43,269
Lincoln Electric Holdings, Inc.	767	40,467
Manitowoc Co., Inc. (The)	2,042	38,308
Navistar International Corp.*	1,220	40,406
Nordson Corp.	648	45,030
Oshkosh Corp.*	1,011	39,692
PACCAR, Inc.	840	41,815
Pall Corp.	625	41,694
Parker Hannifin Corp.	467	41,362
Pentair Ltd.	816	44,350
Snap-on, Inc.	511	44,048
SPX Corp.	539	40,161
Stanley Black & Decker, Inc.	519	38,826
Terex Corp.*	1,205	34,463
Timken Co.	1,397	73,440
Toro Co. (The)	912	41,049
Trinity Industries, Inc.	963	40,648
Valmont Industries, Inc.	495	72,136
WABCO Holdings, Inc.*	490	35,393
Wabtec Corp.	424	44,495
Xylem, Inc.	1,522	42,236

Total Machinery		1,671,746

Marine - 0.2%
Kirby Corp.*	553	41,414
Matson, Inc.	1,716	40,395

Total Marine		81,809

Media - 2.2%
AMC Networks, Inc. — Class A*	560	35,286
Cablevision Systems Corp. — Class A	2,361	35,084
CBS Corp. — Class B	767	35,113
Charter Communications, Inc. — Class A*	341	34,352
Cinemark Holdings, Inc.	1,205	37,222
Clear Channel Outdoor Holdings, Inc. — Class A*	4,580	33,113
Comcast Corp. — Class A	846	34,940
DIRECTV*	617	34,897
Discovery Communications, Inc. — Class A*	441	34,760
DISH Network Corp. — Class A	924	36,212
DreamWorks Animation SKG, Inc. — Class A*,a	1,858	35,822
Gannett Co., Inc.	1,600	32,256

36	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	SHARES	VALUE

Interpublic Group of Cos., Inc. (The)	2,684	$37,147
John Wiley & Sons, Inc. — Class A	906	34,582
Lamar Advertising Co. — Class A*	725	33,944
Liberty Global, Inc. — Class A*	490	35,461
Liberty Media Corp. — Liberty Capital — Series A*	319	36,647
Madison Square Garden Co. (The) — Class A*	623	37,548
McGraw-Hill Cos., Inc. (The)	697	37,715
Morningstar, Inc.	390	25,744
News Corp. — Class A	1,157	35,832
Omnicom Group, Inc.	596	35,623
Pandora Media, Inc.*	2,533	35,285
Regal Entertainment Group — Class Aa	2,133	38,266
Scripps Networks Interactive, Inc. — Class A	547	36,419
Sirius XM Radio, Inc.	11,371	36,956
Starz — Liberty Capital*	1,623	37,946
Thomson Reuters Corp.	830	27,797
Time Warner Cable, Inc.	365	34,270
Time Warner, Inc.	616	36,824
Viacom, Inc. — Class B	572	36,602
Virgin Media, Inc.	729	35,561
Walt Disney Co. (The)	619	38,898
Washington Post Co. (The) — Class B	78	34,581

Total Media		1,198,705

Metals & Mining - 2.4%
Alcoa, Inc.	9,403	79,925
Allegheny Technologies, Inc.	2,506	67,612
Allied Nevada Gold Corp.*	4,667	49,937
Carpenter Technology Corp.	1,598	71,846
Cliffs Natural Resources, Inc.[a]	3,694	78,830
Commercial Metals Co.	4,816	70,410
Compass Minerals International, Inc.	1,017	88,011
Freeport-McMoRan Copper & Gold, Inc.	2,414	73,458
Molycorp, Inc.*,[a]	14,796	86,408
Newmont Mining Corp.	1,927	62,435
Nucor Corp.	1,721	75,070
Reliance Steel & Aluminum Co.	1,116	72,618
Royal Gold, Inc.	1,131	62,861
Southern Copper Corp.	2,172	72,393
Steel Dynamics, Inc.	4,982	74,929
Tahoe Resources, Inc.*	4,758	82,599
United States Steel Corp.[a]	3,966	70,595
Walter Energy, Inc.	2,903	52,022

Total Metals & Mining		1,291,959

Multi-Utilities - 3.3%
Alliant Energy Corp.	1,951	104,398
Ameren Corp.	2,776	100,630
CenterPoint Energy, Inc.	4,044	99,806
CMS Energy Corp.	3,512	105,149
Consolidated Edison, Inc.	1,610	102,477
Dominion Resources, Inc.	1,668	102,882

	SHARES	VALUE

DTE Energy Co.	1,437	$104,729
Integrys Energy Group, Inc.	1,686	103,790
MDU Resources Group, Inc.	3,918	97,754
NiSource, Inc.	3,355	103,099
PG&E Corp.	2,196	106,374
Public Service Enterprise Group, Inc.	2,859	104,668
SCANA Corp.	1,919	104,010
Sempra Energy	1,198	99,254
TECO Energy, Inc.	5,469	104,622
Vectren Corp.	2,724	102,314
Wisconsin Energy Corp.	2,294	103,092

Total Multi-Utilities		1,749,048

Multiline Retail - 0.7%
Big Lots, Inc.*	992	36,129
Dillard’s, Inc. — Class A	442	36,425
Dollar General Corp.*	672	35,005
Dollar Tree, Inc.*	726	34,529
Family Dollar Stores, Inc.	578	35,472
J.C. Penney Co., Inc.*	2,339	38,406
Kohl’s Corp.	751	35,342
Macy’s, Inc.	835	37,241
Nordstrom, Inc.	646	36,557
Sears Holdings Corp.*,a	689	35,373
Target Corp.	511	36,056

Total Multiline Retail		396,535

Office Electronics - 0.2%
Xerox Corp.	4,912	42,145
Zebra Technologies Corp. — Class A*	916	42,731

Total Office Electronics		84,876

Oil, Gas & Consumable Fuels - 7.4%
Alpha Natural Resources, Inc.*	10,020	74,348
Anadarko Petroleum Corp.	915	77,555
Apache Corp.	1,094	80,825
Cabot Oil & Gas Corp.	1,201	81,728
Cheniere Energy, Inc.*	3,086	87,889
Chesapeake Energy Corp.	3,925	76,695
Chevron Corp.	673	82,113
Cimarex Energy Co.	1,070	78,303
Cobalt International Energy, Inc.*	2,905	81,166
Concho Resources, Inc.*	824	70,971
ConocoPhillips	1,346	81,366
CONSOL Energy, Inc.	2,433	81,846
Continental Resources, Inc.*	924	73,846
Denbury Resources, Inc.*	4,267	76,337
Devon Energy Corp.	1,422	78,295
Energen Corp.	1,866	88,486
EOG Resources, Inc.	631	76,452
EQT Corp.	1,193	89,618
EXCO Resources, Inc.	10,966	79,613
Exxon Mobil Corp.	903	80,358
Golar LNG Ltd.	2,199	73,491
Hess Corp.	1,144	82,574
HollyFrontier Corp.	1,580	78,131

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	37

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	SHARES	VALUE

Kinder Morgan, Inc.	2,142	$83,752
Kosmos Energy Ltd.*	7,207	79,205
Laredo Petroleum Holdings, Inc.*	4,365	75,078
Marathon Oil Corp.	2,388	78,016
Marathon Petroleum Corp.	895	70,132
Murphy Oil Corp.	1,280	79,475
Newfield Exploration Co.*	3,594	78,313
Noble Energy, Inc.	704	79,756
Occidental Petroleum Corp.	1,043	93,098
PBF Energy, Inc.	2,090	63,641
Peabody Energy Corp.	3,878	77,793
Phillips 66	1,210	73,750
Pioneer Natural Resources Co.	645	78,838
Plains Exploration & Production Co.*	1,735	78,422
QEP Resources, Inc.	2,563	73,584
Range Resources Corp.	987	72,564
SandRidge Energy, Inc.*,a	15,012	77,162
SM Energy Co.	1,366	83,326
Southwestern Energy Co.*	2,157	80,715
Spectra Energy Corp.	2,720	85,762
Teekay Corp.	1,219	43,396
Tesoro Corp.	1,391	74,279
Ultra Petroleum Corp.*,a	3,991	85,407
Valero Energy Corp.	1,810	72,979
Whiting Petroleum Corp.*	1,597	71,067
Williams Cos., Inc.(The)	2,188	83,428
World Fuel Services Corp.	2,059	83,492
WPX Energy, Inc.*	4,965	77,603

Total Oil, Gas & Consumable Fuels		3,986,039

Paper & Forest Products - 0.3%
Domtar Corp.	1,023	71,109
International Paper Co.	1,730	81,275

Total Paper & Forest Products		152,384

Personal Products - 0.4%
Avon Products, Inc.	1,683	38,978
Estee Lauder Cos., Inc. (The) —Class A	548	38,004
Herbalife Ltd.[a]	3,143	124,809
Nu Skin Enterprises, Inc. — Class A	776	39,366

Total Personal Products		241,157

Pharmaceuticals - 2.0%
AbbVie, Inc.	1,567	72,160
Actavis, Inc.*	692	73,165
Allergan, Inc.	564	64,042
Bristol-Myers Squibb Co.	1,549	61,526
Eli Lilly & Co.	1,119	61,970
Endo Health Solutions, Inc.*	2,051	75,149
Forest Laboratories, Inc.*	1,671	62,512
Hospira, Inc.*	1,929	63,889
Johnson & Johnson	779	66,394
Merck & Co., Inc.	1,419	66,693
Mylan, Inc.*	2,171	63,198
Perrigo Co.	536	64,004
Pfizer, Inc.	2,203	64,041

	SHARES	VALUE

Salix Pharmaceuticals Ltd.*	1,236	$64,630
Warner Chilcott PLC — Class A	4,642	66,752
Zoetis, Inc.	1,938	63,993

Total Pharmaceuticals		1,054,118

Professional Services - 0.6%
Dun & Bradstreet Corp. (The)	329	29,100
Equifax, Inc.	476	29,131
IHS, Inc. — Class A*	407	39,654
Manpower, Inc.	746	39,657
Nielsen Holdings NV	1,003	34,724
Robert Half International, Inc.	1,140	37,415
Towers Watson & Co. — Class A	616	44,919
Verisk Analytics, Inc. — Class A*	687	42,106

Total Professional Services		296,706

Real Estate Investment Trusts (REITs) - 3.2%
Alexandria Real Estate Equities, Inc.	376	27,362
American Campus Communities, Inc.	598	26,695
American Capital Agency Corp.	834	27,781
American Tower Corp.	354	29,732
Annaly Capital Management, Inc.	1,670	26,620
Apartment Investment & Management Co. — Class A	880	27,377
AvalonBay Communities, Inc.	211	28,071
BioMed Realty Trust, Inc.	1,230	27,687
Boston Properties, Inc.	267	29,218
Brandywine Realty Trust	1,815	27,098
BRE Properties, Inc.	553	27,915
Camden Property Trust	386	27,923
CBL & Associates Properties, Inc.	1,130	27,278
Chimera Investment Corp.	8,193	27,037
CommonWealth REIT	1,192	26,617
Corporate Office Properties Trust	1,016	29,454
Corrections Corp. of America	1,099	39,784
DDR Corp.	1,531	28,079
Digital Realty Trust, Inc.	401	28,279
Douglas Emmett, Inc.	1,085	28,394
Duke Realty Corp.	1,586	27,977
Equity Lifestyle Properties, Inc.	356	28,925
Equity Residential	485	28,159
Essex Property Trust, Inc.	179	28,112
Extra Space Storage, Inc.	681	29,678
Federal Realty Investment Trust	252	29,487
General Growth Properties, Inc.	1,344	30,536
Hatteras Financial Corp.	955	26,100
HCP, Inc.	544	28,995
Health Care REIT, Inc.	402	30,138
Home Properties, Inc.	421	27,138
Hospitality Properties Trust	1,002	29,469
Host Hotels & Resorts, Inc.	1,567	28,629
Kilroy Realty Corp.	514	29,087
Kimco Realty Corp.	1,212	28,821
Liberty Property Trust	669	28,760
Macerich Co. (The)	422	29,561

38	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	SHARES	VALUE

Mack-Cali Realty Corp.	937	$26,020
MFA Financial, Inc.	2,915	27,022
Mid-America Apartment Communities, Inc.	388	26,667
National Retail Properties, Inc.	748	29,681
Piedmont Office Realty Trust, Inc. —Class A	1,375	28,215
Plum Creek Timber Co., Inc.	526	27,110
Post Properties, Inc.	566	27,977
ProLogis, Inc.	670	28,106
Public Storage	177	29,205
Rayonier, Inc.	461	27,393
Realty Income Corp.	598	30,480
Regency Centers Corp.	514	28,918
Retail Properties of America, Inc. —Class A	1,837	28,124
Senior Housing Properties Trust	1,021	29,027
Simon Property Group, Inc.	169	30,094
SL Green Realty Corp.	311	28,208
Tanger Factory Outlet Centers, Inc.	748	27,766
Taubman Centers, Inc.	351	30,014
UDR, Inc.	1,115	27,407
Ventas, Inc.	373	29,702
Vornado Realty Trust	326	28,545
Weingarten Realty Investors	858	29,232
Weyerhaeuser Co.	867	26,452

Total Real Estate Investment Trusts (REITs)		1,709,338

Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.*	758	25,818
CBRE Group, Inc.*	1,074	26,012
Forest City Enterprises, Inc. — Class A*	1,532	28,603
Howard Hughes Corp. (The)*	321	30,296
Jones Lang LaSalle, Inc.	267	26,438
Realogy Holdings Corp.*	549	26,352
St Joe Co. (The)*	1,258	24,619

Total Real Estate Management & Development		188,138

Road & Rail - 0.7%
Con-way, Inc.	1,210	40,898
CSX Corp.	1,746	42,934
Hertz Global Holdings, Inc.*	1,627	39,178
JB Hunt Transport Services, Inc.	573	40,723
Kansas City Southern	385	41,992
Landstar System, Inc.	751	41,050
Norfolk Southern Corp.	556	43,045
Ryder System, Inc.	700	40,649
Union Pacific Corp.	302	44,684

Total Road & Rail		375,153

Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc.*,a	19,382	54,657
Altera Corp.	1,401	44,846
Analog Devices, Inc.	1,076	47,333
Applied Materials, Inc.	3,671	53,266

	SHARES	VALUE

Atmel Corp.*	7,359	$47,613
Avago Technologies Ltd.	1,376	43,977
Broadcom Corp. — Class A	1,429	51,444
Cree, Inc.*	906	51,252
Cypress Semiconductor Corp.*	4,415	44,547
Fairchild Semiconductor International, Inc.*	3,517	45,369
Freescale Semiconductor Ltd.*	3,398	52,601
Intel Corp.	2,264	54,223
KLA-Tencor Corp.	946	51,321
Lam Research Corp.*	1,196	55,279
Linear Technology Corp.	1,299	47,414
LSI Corp.*	7,337	47,984
Marvell Technology Group Ltd.	4,698	50,551
Maxim Integrated Products, Inc.	1,530	47,323
Microchip Technology, Inc.	1,341	48,839
Micron Technology, Inc.*	4,963	46,751
NVIDIA Corp.	3,939	54,240
ON Semiconductor Corp.*	5,931	46,618
PMC — Sierra, Inc.*	7,392	42,578
Silicon Laboratories, Inc.*	1,223	48,565
Skyworks Solutions, Inc.*	2,279	50,298
Teradyne, Inc.*	3,073	50,520
Texas Instruments, Inc.	1,403	50,803
Xilinx, Inc.	1,289	48,866

Total Semiconductors & Semiconductor Equipment		1,379,078

Software - 3.0%
Activision Blizzard, Inc.	3,405	50,905
Adobe Systems, Inc.*	1,152	51,932
ANSYS, Inc.*	621	50,214
Autodesk, Inc.*	1,213	47,768
BMC Software, Inc.*	1,075	48,891
CA, Inc.	1,971	53,158
Cadence Design Systems, Inc.*	3,583	49,445
Citrix Systems, Inc.*	693	43,084
Compuware Corp.*	3,939	47,268
Concur Technologies, Inc.*	735	53,736
Electronic Arts, Inc.*	2,769	48,762
Factset Research Systems, Inc.	293	27,562
Fortinet, Inc.*	2,141	38,452
Informatica Corp.*	1,464	48,210
Intuit, Inc.	749	44,670
MICROS Systems, Inc.*	1,078	45,718
Microsoft Corp.	1,749	57,892
NetSuite, Inc.*	633	55,679
Nuance Communications, Inc.*	2,463	46,896
Oracle Corp.	1,561	51,170
Red Hat, Inc.*	1,000	47,930
Rovi Corp.*	2,329	54,475
Salesforce.com, Inc.*	1,136	46,701
ServiceNow, Inc.*	1,362	55,787
Solarwinds, Inc.*	849	43,172
Solera Holdings, Inc.	858	49,404

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	39

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	SHARES	VALUE

Splunk, Inc.*	1,262	$51,490
Symantec Corp.*	2,004	48,697
Synopsys, Inc.*	1,388	49,371
TIBCO Software, Inc.*	2,462	47,787
VMware, Inc. — Class A*	647	45,613
Workday, Inc. — Class A*	804	50,371
Zynga, Inc. — Class A*	14,652	46,740

Total Software		1,598,950

Specialty Retail - 2.6%
Aaron’s, Inc.	1,225	35,170
Abercrombie & Fitch Co. — Class A	768	38,062
Advance Auto Parts, Inc.	430	36,068
American Eagle Outfitters, Inc.	1,909	37,130
Ascena Retail Group, Inc.*	1,897	35,095
AutoNation, Inc.*	799	36,363
AutoZone, Inc.*	89	36,409
Bed Bath & Beyond, Inc.*	543	37,358
Best Buy Co., Inc.	1,545	40,155
CarMax, Inc.*	859	39,548
Chico’s FAS, Inc.	2,071	37,837
Dick’s Sporting Goods, Inc.	742	35,690
DSW, Inc. — Class A	554	36,630
Foot Locker, Inc.	1,038	36,195
GameStop Corp. — Class Aa	1,331	46,452
Gap, Inc. (The)	1,001	38,028
GNC Holdings, Inc. — Class A	2,979	135,038
Guess?, Inc.	1,400	38,752
Home Depot, Inc.	501	36,748
L Brands, Inc.	795	40,076
Lowe’s Cos., Inc.	918	35,270
O’Reilly Automotive, Inc.*	339	36,381
PetSmart, Inc.	562	38,351
Ross Stores, Inc.	590	38,981
Sally Beauty Holdings, Inc.*	1,181	35,501
Sears Hometown and Outlet Stores, Inc.*	867	38,677
Signet Jewelers Ltd.	559	38,420
Staples, Inc.	2,636	34,901
Tiffany & Co.	513	37,798
TJX Cos., Inc.	746	36,382
Tractor Supply Co.	344	36,867
Ulta Salon Cosmetics & Fragrance, Inc.*	442	38,741
Urban Outfitters, Inc.*	890	36,882
Williams-Sonoma, Inc.	687	36,878

Total Specialty Retail		1,372,834

Textiles, Apparel & Luxury Goods - 0.8%
Carter’s, Inc.*	616	40,280
Coach, Inc.	709	41,732
Deckers Outdoor Corp.*	699	38,529
Fossil, Inc.*	367	36,010
Hanesbrands, Inc.*	795	39,877
Michael Kors Holdings Ltd.*	635	36,157
NIKE, Inc. — Class B	590	37,524

	SHARES	VALUE

PVH Corp.	308	$35,546
Ralph Lauren Corp.	209	37,950
Under Armour, Inc. — Class A*	693	39,557
V.F. Corp.	212	37,783

Total Textiles, Apparel & Luxury Goods		420,945

Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial, Inc.	2,230	26,403
Hudson City Bancorp, Inc.	3,132	26,027
New York Community Bancorp, Inc.	1,887	25,569
People’s United Financial, Inc.	2,001	26,333
TFS Financial Corp.*	2,479	26,947
Washington Federal, Inc.	1,540	26,442

Total Thrifts & Mortgage Finance		157,721

Tobacco - 0.9%
Altria Group, Inc.	3,410	124,499
Lorillard, Inc.	2,897	124,252
Philip Morris International, Inc.	1,277	122,069
Reynolds American, Inc.	2,638	125,094

Total Tobacco		495,914

Trading Companies & Distributors - 0.7%
Air Lease Corp.	1,453	39,972
Fastenal Co.	1,568	76,910
GATX Corp.	831	42,339
MRC Global, Inc.*	2,460	73,677
MSC Industrial Direct Co., Inc. — Class A	490	38,612
United Rentals, Inc.*	796	41,878
W.W. Grainger, Inc.	191	47,076
WESCO International, Inc.*	572	41,007

Total Trading Companies & Distributors		401,471

Water Utilities - 0.4%
American Water Works Co., Inc.	2,345	98,209
Aqua America, Inc.	3,107	98,585

Total Water Utilities		196,794

Wireless Telecommunication Services - 1.5%
Clearwire Corp. — Class A*	29,642	99,597
Crown Castle International Corp.*	699	53,823
MetroPCS Communications, Inc.*	9,001	106,572
NII Holdings, Inc.*,a	21,776	189,451
SBA Communications Corp. — Class A*	685	54,108
Sprint Nextel Corp.*	15,875	111,919
Telephone & Data Systems, Inc.	4,547	102,035
United States Cellular Corp.*	2,664	102,404

Total Wireless Telecommunication Services		819,909

Total Common Stocks (Cost $45,906,001)		53,568,139

40	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2013

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	SHARES	VALUE

RIGHTS - 0.0%[b]
Internet & Catalog Retail - 0.0%[b]
Liberty Ventures*	—	$—

Total Internet & Catalog Retail		—

Total Rights (Cost $4)		—

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	67,971	67,971

Total Short Term Investments (Cost $67,971)		67,971

	FACE AMOUNT
SECURITIES LENDING COLLATERAL - 1.7%[c]
Repurchase Agreements:
Deutsche Bank Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[d]	$153,098	153,098
HSBC Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[d]	673,633	673,633
RBS Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[d]	106,379	106,379

Total Securities Lending Collateral (Cost $933,110)		933,110

Total Investments - 101.7%[e] (Cost $46,907,086)		54,569,220

Other Assets and Liabilities, net - (1.7)%		(911,497)

Net Assets - 100.0%		$53,657,723

*	Non-Income Producing Security.
[a]	All or a portion of this security was on loan as of April 30, 2013.
[b]	Amount represents less than 0.05% of net assets.
[c]	Securities lending collateral (Note 8).
[d]	Values determined based on Level 2 inputs. (Note 4).
[e]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
PLC — Public Limited Company
REIT — Real Estate Investment Trust

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	41

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2013

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	VALUE

COMMON STOCKS - 99.0%
Aerospace & Defense - 1.0%
AAR Corp.	342	$6,108
Aerovironment, Inc.*	344	6,660
American Science & Engineering, Inc.	93	5,997
API Technologies Corp.*	2,451	6,765
Astronics Corp.*	211	5,866
CPI Aerostructures, Inc.*	726	6,686
Cubic Corp.	143	6,145
Curtiss-Wright Corp.	176	5,780
DigitalGlobe, Inc.*	195	5,692
Esterline Technologies Corp.*	83	6,228
GenCorp, Inc.*	468	6,117
HEICO Corp.	142	6,249
Hexcel Corp.*	461	14,060
KEYW Holding Corp. (The)*	350	4,757
Kratos Defense & Security Solutions, Inc.*	1,250	6,362
LMI Aerospace, Inc.*	298	6,374
Moog, Inc. — Class A*	136	6,285
National Presto Industries, Inc.	70	5,250
Orbital Sciences Corp.*	370	6,667
SIFCO Industries, Inc.	337	5,756
Sypris Solutions, Inc.	1,528	4,890
Taser International, Inc.*	779	6,863
Teledyne Technologies, Inc.*	81	6,080

Total Aerospace & Defense		147,637

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	1,042	6,012
Atlas Air Worldwide Holdings, Inc.*	150	5,610
Echo Global Logistics, Inc.*	292	5,066
Forward Air Corp.	167	6,161
Hub Group, Inc. — Class A*	161	5,901
Pacer International, Inc.*	1,260	7,169
Park-Ohio Holdings Corp.*	191	7,025
XPO Logistics, Inc.*	373	6,084

Total Air Freight & Logistics		49,028

Airlines - 0.3%
Alaska Air Group, Inc.*	100	6,164
Allegiant Travel Co.	72	6,473
Hawaiian Holdings, Inc.*	1,068	5,863
JetBlue Airways Corp.*	917	6,318
Republic Airways Holdings, Inc.*	553	6,188
SkyWest, Inc.	395	5,652
Spirit Airlines, Inc.*	245	6,542
US Airways Group, Inc.*	379	6,405

Total Airlines		49,605

Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc.*	436	5,829
Cooper Tire & Rubber Co.	209	5,202
Dana Holding Corp.	312	5,382
Dorman Products, Inc.	153	5,774

	SHARES	VALUE

Drew Industries, Inc.	154	$5,559
Exide Technologies*	2,028	1,718
Federal-Mogul Corp.*	904	6,762
Fuel Systems Solutions, Inc.*	337	5,294
Gentherm, Inc.*	347	5,285
Modine Manufacturing Co.*	682	6,234
Spartan Motors, Inc.	1,200	6,384
Standard Motor Products, Inc.	201	6,159
Stoneridge, Inc.*	736	5,572
Superior Industries International, Inc.	302	5,545
Tenneco, Inc.*	144	5,568
Tower International, Inc.*	394	6,339

Total Auto Components		88,606

Automobiles - 0.0%[a]
Winnebago Industries, Inc.*	252	4,617

Total Automobiles		4,617

Beverages - 0.5%
Boston Beer Co., Inc. — Class A*	201	34,033
Coca-Cola Bottling Co. Consolidated	531	32,657

Total Beverages		66,690

Biotechnology - 4.2%
Achillion Pharmaceuticals, Inc.*	710	5,353
Acorda Therapeutics, Inc.*	199	7,874
Aegerion Pharmaceuticals, Inc.*	161	6,768
Affymax, Inc.*	4,884	4,396
Agenus, Inc.*	1,558	7,572
Alkermes PLC*	264	8,081
Alnylam Pharmaceuticals, Inc.*	265	6,347
AMAG Pharmaceuticals, Inc.*	273	6,020
Amicus Therapeutics, Inc.*	2,007	6,523
Anacor Pharmaceuticals, Inc.*	968	6,486
Arena Pharmaceuticals, Inc.*	764	6,295
ArQule, Inc.*	2,413	7,118
Array Biopharma, Inc.*	1,258	7,485
Astex Pharmaceuticals, Inc.*	1,453	9,997
AVEO Pharmaceuticals, Inc.*	822	4,200
BioCryst Pharmaceuticals, Inc.*	5,002	10,054
Biospecifics Technologies Corp.*	365	5,793
Biotime, Inc.*	1,570	5,683
Celldex Therapeutics, Inc.*	556	7,256
Cepheid, Inc.*	160	6,101
ChemoCentryx, Inc.*	447	5,556
Clovis Oncology, Inc.*	218	8,158
Codexis, Inc.*	2,651	5,938
Coronado Biosciences, Inc.*	647	7,279
Cubist Pharmaceuticals, Inc.*	134	6,153
Curis, Inc.*	1,835	6,881
Cytori Therapeutics, Inc.*	2,376	6,677
Dendreon Corp.*,b	1,334	6,283
Discovery Laboratories, Inc.*	2,628	4,441
Durata Therapeutics, Inc.*	638	4,645
Dyax Corp.*	1,463	4,023
Dynavax Technologies Corp.*	2,858	6,716

42	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	VALUE

Emergent Biosolutions, Inc.*	439	$6,734
Enzon Pharmaceuticals, Inc.	1,582	5,221
Exact Sciences Corp.*	620	5,791
Exelixis, Inc.*,b	1,363	7,074
Genomic Health, Inc.*	232	7,044
Geron Corp.*	5,690	6,657
GTx, Inc.*	1,456	6,727
Halozyme Therapeutics, Inc.*	1,030	6,221
Hyperion Therapeutics, Inc.*	240	5,148
Idenix Pharmaceuticals, Inc.*	1,695	6,272
ImmunoCellular Therapeutics Ltd.*	2,306	5,811
Immunogen, Inc.*,b	397	6,360
Immunomedics, Inc.*	2,542	6,508
Infinity Pharmaceuticals, Inc.*	132	5,688
Intercept Pharmaceuticals, Inc.*	163	5,550
InterMune, Inc.*	691	6,447
Ironwood Pharmaceuticals, Inc.*	342	5,202
Isis Pharmaceuticals, Inc.*	369	8,262
KaloBios Pharmaceuticals, Inc.*	1,017	6,102
Keryx Biopharmaceuticals, Inc.*	899	7,327
KYTHERA Biopharmaceuticals, Inc.*	271	6,639
Lexicon Pharmaceuticals, Inc.*	2,832	5,607
Ligand Pharmaceuticals, Inc. — Class B*	238	6,502
LipoScience, Inc.*	603	5,210
MannKind Corp.*,b	1,863	7,359
Maxygen, Inc.	2,584	6,202
Merrimack Pharmaceuticals, Inc.*	1,046	5,146
Momenta Pharmaceuticals, Inc.*	457	5,630
Neurocrine Biosciences, Inc.*	552	6,370
NewLink Genetics Corp.*,b	499	6,956
Novavax, Inc.*	2,858	6,716
NPS Pharmaceuticals, Inc.*	627	8,421
OncoGenex Pharmaceutical, Inc.*	524	5,308
Oncothyreon, Inc.*	2,982	7,485
Opko Health, Inc.*	811	5,401
Orexigen Therapeutics, Inc.*	1,097	6,670
Osiris Therapeutics, Inc.*	552	6,193
PDL BioPharma, Inc.	856	6,625
Pharmacyclics, Inc.*	79	6,438
Progenics Pharmaceuticals, Inc.*	1,118	5,143
Raptor Pharmaceutical Corp.*	1,082	7,466
Regulus Therapeutics, Inc.*	851	5,974
Repligen Corp.*	900	8,064
Rigel Pharmaceuticals, Inc.*	924	4,426
Sangamo Biosciences, Inc.*	675	6,871
Seattle Genetics, Inc.*	171	6,318
SIGA Technologies, Inc.*	1,619	5,343
Spectrum Pharmaceuticals, Inc.	826	6,121
Sunesis Pharmaceuticals, Inc.*	1,195	6,728
Synageva BioPharma Corp.*	114	5,893
Synergy Pharmaceuticals, Inc.*	1,042	5,471
Synta Pharmaceuticals Corp.*,b	731	7,493
Targacept, Inc.*	1,466	6,758

	SHARES	VALUE

TESARO, Inc.*	292	$8,033
Theravance, Inc.*	265	8,944
Threshold Pharmaceuticals, Inc.*	1,258	6,064
Trius Therapeutics, Inc.*	886	6,175
Vanda Pharmaceuticals, Inc.*	1,570	7,630
Verastem, Inc.*	647	6,354
Vical, Inc.*	1,539	5,679
XOMA Corp.*	1,798	6,293
ZIOPHARM Oncology, Inc.*	3,408	5,725

Total Biotechnology		604,142

Building Products - 1.4%
AAON, Inc.	492	13,978
American Woodmark Corp.*	166	5,586
AO Smith Corp.	85	6,411
Apogee Enterprises, Inc.	465	11,848
Builders FirstSource, Inc.*	2,227	13,785
Gibraltar Industries, Inc.*	716	13,389
Griffon Corp.	1,132	11,660
Insteel Industries, Inc.	834	13,828
NCI Building Systems, Inc.*	758	12,977
Nortek, Inc.*	188	13,510
PGT, Inc.*	2,177	16,763
Quanex Building Products Corp.	834	13,569
Simpson Manufacturing Co., Inc.	432	12,416
Trex Co., Inc.*	270	13,143
Universal Forest Products, Inc.	331	12,777
USG Corp.*	496	12,891

Total Building Products		198,531

Capital Markets - 1.5%
Apollo Investment Corp.	408	3,594
Arlington Asset Investment Corp. — Class A	132	3,576
Artio Global Investors, Inc.	1,219	3,340
BGC Partners, Inc. — Class A	786	4,496
BlackRock Kelso Capital Corp.	345	3,433
Calamos Asset Management, Inc. — Class A	277	3,144
Capital Southwest Corp.	29	3,413
CIFC Corp.*	423	3,312
Cohen & Steers, Inc.	95	3,753
Cowen Group, Inc. — Class A*	1,232	3,154
Diamond Hill Investment Group, Inc.	42	3,170
Evercore Partners, Inc. — Class A	81	3,058
FBR & Co.*	174	3,624
Fidus Investment Corp.	183	3,440
Fifth Street Finance Corp.	309	3,411
Financial Engines, Inc.	94	3,419
Firsthand Technology Value Fund, Inc.*	172	3,199
FXCM, Inc. — Class Ab	249	3,374
GAMCO Investors, Inc. — Class A	60	3,150
GFI Group, Inc.	991	3,974
Gladstone Capital Corp.	367	3,402
Gladstone Investment Corp.	454	3,378

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	43

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	VALUE

Golub Capital BDC, Inc.	208	$3,667
Greenhill & Co., Inc.	62	2,864
GSV Capital Corp.*	399	3,068
Harris & Harris Group, Inc.*	923	3,046
Hercules Technology Growth Capital, Inc.	276	3,671
HFF, Inc. — Class A	174	3,645
Horizon Technology Finance Corp.	233	3,423
ICG Group, Inc.*	451	5,353
INTL. FCStone, Inc.*	191	3,270
Investment Technology Group, Inc.*	298	3,245
JMP Group, Inc.	476	3,075
KCAP Financial, Inc.	308	3,333
Knight Capital Group, Inc. — Class A*	891	3,154
Ladenburg Thalmann Financial Services, Inc.*	2,012	2,958
Main Street Capital Corp.	103	3,096
Manning & Napier, Inc.	203	3,555
MCG Capital Corp.	709	3,644
Medallion Financial Corp.	258	3,855
Medley Capital Corp.	215	3,350
MVC Capital, Inc.	264	3,429
New Mountain Finance Corp.	234	3,566
NGP Capital Resources Co.	480	3,197
OFS Capital Corp.	232	3,236
Oppenheimer Holdings, Inc. — Class A	167	3,090
PennantPark Investment Corp.	295	3,451
Piper Jaffray Cos.*	97	3,275
Prospect Capital Corp.	310	3,419
Pzena Investment Management, Inc. — Class A	470	2,980
Safeguard Scientifics, Inc.*	210	3,389
Solar Capital Ltd.	145	3,470
Solar Senior Capital Ltd.	176	3,374
Stellus Capital Investment Corp.	223	3,412
Stifel Financial Corp.*	97	3,125
SWS Group, Inc.*	543	3,090
TCP Capital Corp.	213	3,338
THL Credit, Inc.	223	3,430
TICC Capital Corp.	349	3,549
Triangle Capital Corp.	122	3,412
Virtus Investment Partners, Inc.*	18	3,438
Walter Investment Management Corp.*	96	3,222
Westwood Holdings Group, Inc.	74	3,234
WhiteHorse Finance, Inc.	215	3,408
WisdomTree Investments, Inc.*	318	3,689

Total Capital Markets		221,309

Chemicals - 2.9%
A. Schulman, Inc.	415	10,778
ADA-ES, Inc.*	236	6,516
American Vanguard Corp.	429	12,372
Arabian American Development Co.*	1,760	13,394
Axiall Corp.	218	11,434
Balchem Corp.	310	13,435

	SHARES	VALUE

Calgon Carbon Corp.*	748	$12,746
Chase Corp.	697	13,522
Chemtura Corp.*	620	13,181
Ferro Corp.*	1,992	14,024
Flotek Industries, Inc.*	919	14,741
FutureFuel Corp.	1,091	13,365
GSE Holding, Inc.*	749	5,617
H.B. Fuller Co.	335	12,696
Hawkins, Inc.	340	12,645
Innophos Holdings, Inc.	242	12,417
Innospec, Inc.	305	13,423
KMG Chemicals, Inc.	677	12,430
Koppers Holdings, Inc.	300	13,173
Kraton Performance Polymers, Inc.*	550	12,490
Landec Corp.*	1,004	13,464
LSB Industries, Inc.*	394	12,868
Minerals Technologies, Inc.	320	13,002
Olin Corp.	531	12,834
OM Group, Inc.*	567	13,874
Omnova Solutions, Inc.*	1,725	11,506
PolyOne Corp.	553	12,459
Quaker Chemical Corp.	218	13,455
Sensient Technologies Corp.	344	13,536
Stepan Co.	209	11,900
Tredegar Corp.	436	12,906
Zep, Inc.	863	13,118
Zoltek Cos., Inc.*	1,118	14,769

Total Chemicals		414,090

Commercial Banks - 3.6%
1st Source Corp.	139	3,271
1st United Bancorp, Inc.	518	3,434
Access National Corp.	200	2,514
American National Bankshares, Inc.	152	3,303
Ameris Bancorp*	232	3,218
Ames National Corp.	157	3,085
Arrow Financial Corp.	136	3,290
Bancfirst Corp.	79	3,305
Banco Latinoamericano de Comercio Exterior SA — Class E	133	3,018
Bancorp, Inc. (The)*	244	3,172
BancorpSouth, Inc.	204	3,264
Bank of Kentucky Financial Corp.	116	3,042
Bank of Marin Bancorp	83	3,287
Bank of the Ozarks, Inc.	75	3,070
Banner Corp.	105	3,430
Bar Harbor Bankshares	93	3,348
BBCN Bancorp, Inc.	253	3,259
Berkshire Bancorp, Inc.	401	3,461
Boston Private Financial Holdings, Inc.	336	3,239
Bridge Bancorp, Inc.	154	3,109
Bridge Capital Holdings*	219	3,193
Bryn Mawr Bank Corp.	144	3,345
BSB Bancorp, Inc.*	240	3,300
C&F Financial Corp.	80	3,216

44	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	VALUE

Camden National Corp.	99	$3,306
Capital Bank Financial Corp. — Class A*	196	3,502
Capital City Bank Group, Inc.*	266	3,325
Cardinal Financial Corp.	183	2,791
Cascade Bancorp*	496	2,961
Cathay General Bancorp	166	3,272
Center Bancorp, Inc.	265	3,087
Centerstate Banks, Inc.	384	3,195
Central Pacific Financial Corp.*	209	3,520
Century Bancorp, Inc. — Class A	98	3,330
Chemical Financial Corp.	126	3,125
Citizens & Northern Corp.	170	3,291
City Holding Co.	84	3,207
CNB Financial Corp.	194	3,141
CoBiz Financial, Inc.	404	3,458
Columbia Banking System, Inc.	153	3,285
Community Bank System, Inc.	112	3,208
Community Trust Bancorp, Inc.	97	3,358
ConnectOne Bancorp, Inc.*	108	3,132
CVB Financial Corp.	294	3,196
Eagle Bancorp, Inc.*	151	3,493
Enterprise Bancorp, Inc.	197	3,176
Enterprise Financial Services Corp.	232	3,336
Farmers National Banc Corp.	522	3,445
Fidelity Southern Corp.*	286	3,405
Financial Institutions, Inc.	167	3,195
First BanCorp*	534	3,156
First Bancorp	248	3,226
First Bancorp., Inc.	186	3,179
First Busey Corp.	732	3,148
First California Financial Group, Inc.*	397	3,204
First Commonwealth Financial Corp.	443	3,167
First Community Bancshares, Inc.	209	3,242
First Connecticut Bancorp, Inc.	229	3,398
First Financial Bancorp	210	3,228
First Financial Bankshares, Inc.	68	3,360
First Financial Corp.	104	3,213
First Financial Holdings, Inc.	157	3,146
First Interstate Bancsystem, Inc.	173	3,515
First Merchants Corp.	215	3,489
First Midwest Bancorp, Inc.	248	3,112
First of Long Island Corp. (The)	113	3,414
FirstMerit Corp.	404	6,920
FNB Corp.	283	3,223
FNB United Corp.*	342	2,565
German American Bancorp, Inc.	143	3,049
Glacier Bancorp, Inc.	176	3,247
Great Southern Bancorp, Inc.	137	3,613
Guaranty Bancorp*	1,598	3,388
Hancock Holding Co.	107	2,918
Hanmi Financial Corp.*	208	3,209
Heartland Financial USA, Inc.	131	3,329
Heritage Commerce Corp.*	493	3,239

	SHARES	VALUE

Heritage Financial Corp.	230	$3,208
Heritage Oaks Bancorp*	587	3,240
Home BancShares, Inc.	89	3,535
HomeTrust Bancshares, Inc.*	210	3,349
Horizon Bancorp	163	3,146
Hudson Valley Holding Corp.	220	3,384
Iberiabank Corp.	67	3,057
Independent Bank Corp.	102	3,166
International Bancshares Corp.	159	3,085
Investors Bancorp, Inc.	179	3,544
Lakeland Bancorp, Inc.	339	3,241
Lakeland Financial Corp.	124	3,323
MainSource Financial Group, Inc.	232	2,939
MB Financial, Inc.	138	3,417
Mercantile Bank Corp.	197	3,292
Merchants Bancshares, Inc.	111	3,368
Metro Bancorp, Inc.*	198	3,514
MetroCorp Bancshares, Inc.*	318	3,196
Middleburg Financial Corp.	177	3,202
Midsouth Bancorp, Inc.	207	3,252
MidWestOne Financial Group, Inc.	142	3,394
National Bank Holdings Corp. — Class A	179	3,233
National Bankshares, Inc.	93	3,046
National Penn Bancshares, Inc.	310	3,035
NBT Bancorp, Inc.	149	3,017
Northrim BanCorp, Inc.	149	3,245
OFG Bancorp	214	3,439
Old National Bancorp	241	2,935
OmniAmerican Bancorp, Inc.*	129	3,212
Pacific Continental Corp.	298	3,332
Pacific Mercantile Bancorp*	544	3,264
PacWest Bancorp	117	3,244
Park National Corp.	48	3,282
Park Sterling Corp.*	596	3,415
Peapack Gladstone Financial Corp.	223	3,251
Penns Woods Bancorp, Inc.	81	3,314
Peoples Bancorp, Inc.	149	3,037
Pinnacle Financial Partners, Inc.*	141	3,422
Preferred Bank*	210	3,465
PrivateBancorp, Inc.	173	3,318
Prosperity Bancshares, Inc.	70	3,216
Renasant Corp.	148	3,377
Republic Bancorp, Inc. — Class A	147	3,263
S&T Bancorp, Inc.	179	3,378
S.Y. Bancorp, Inc.	148	3,398
Sandy Spring Bancorp, Inc.	164	3,359
SCBT Financial Corp.	65	3,105
Seacoast Banking Corp. of Florida*	1,575	3,370
Sierra Bancorp	251	3,243
Simmons First National Corp. — Class A	129	3,163
Southside Bancshares, Inc.	166	3,547
Southwest Bancorp, Inc.*	258	3,411

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	45

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	VALUE

State Bank Financial Corp.	207	$3,045
StellarOne Corp.	205	3,073
Sterling Bancorp	325	3,666
Sterling Financial Corp.	152	3,314
Suffolk Bancorp*	232	3,628
Sun Bancorp, Inc.*	903	2,908
Susquehanna Bancshares, Inc.	268	3,128
Taylor Capital Group, Inc.*	211	3,091
Texas Capital Bancshares, Inc.*	82	3,416
Tompkins Financial Corp.	79	3,302
TowneBank	222	3,177
Trico Bancshares	191	3,337
Trustmark Corp.	134	3,290
UMB Financial Corp.	68	3,423
Umpqua Holdings Corp.	251	3,012
Union First Market Bankshares Corp.	168	3,177
United Bankshares, Inc.	126	3,189
United Community Banks, Inc.*	292	3,197
Univest Corp. of Pennsylvania	191	3,348
Virginia Commerce Bancorp, Inc.*	238	3,199
Washington Banking Co.	239	3,298
Washington Trust Bancorp, Inc.	120	3,210
Webster Financial Corp.	138	3,225
WesBanco, Inc.	138	3,454
West Bancorp, Inc.	303	3,266
Westamerica Bancorp	74	3,211
Western Alliance Bancorp*	239	3,516
Wilshire Bancorp, Inc.*	513	3,278
Wintrust Financial Corp.	91	3,263

Total Commercial Banks		517,639

Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	282	6,359
ACCO Brands Corp.*	927	6,257
Acorn Energy, Inc.	740	5,550
ARC Document Solutions, Inc.*	1,944	6,240
AT Cross Co. — Class A*	447	5,641
Brink’s Co. (The)	222	5,885
Casella Waste Systems, Inc. — Class A*	1,444	6,296
Ceco Environmental Corp.	512	5,944
Cenveo, Inc.*	2,837	5,788
Consolidated Graphics, Inc.*	160	5,707
Courier Corp.	396	5,702
Deluxe Corp.	151	5,759
EnergySolutions, Inc.*	1,654	6,831
EnerNOC, Inc.*	867	15,190
Ennis, Inc.	409	6,286
G&K Services, Inc. — Class A	139	6,532
Geo Group, Inc. (The)	91	3,408
Healthcare Services Group, Inc.	245	5,461
Heritage-Crystal Clean, Inc.*	407	6,329
Herman Miller, Inc.	227	5,695
HNI Corp.	179	6,163
InnerWorkings, Inc.*	421	4,240
Interface, Inc.	691	11,567

	SHARES	VALUE

Intersections, Inc.	344	$3,289
Kimball International, Inc. — Class B	685	6,295
Knoll, Inc.	344	5,353
McGrath Rentcorp	197	6,119
Metalico, Inc.*	3,531	5,261
Mine Safety Appliances Co.	127	6,096
Mobile Mini, Inc.*	212	5,964
Multi-Color Corp.	243	6,284
Performant Financial Corp.*	485	4,719
Quad/Graphics, Inc.	259	5,413
Schawk, Inc.	565	5,752
Standard Parking Corp.*	302	6,490
Steelcase, Inc. — Class A	415	5,271
Swisher Hygiene, Inc.*	4,846	7,075
Team, Inc.*	154	5,969
Tetra Tech, Inc.*	204	5,363
TMS International Corp. — Class A*	1,011	14,599
TRC Cos., Inc.*	901	5,442
UniFirst Corp.	71	6,465
United Stationers, Inc.	160	5,195
US Ecology, Inc.	244	6,637
Viad Corp.	208	5,418

Total Commercial Services & Supplies		283,299

Communications Equipment - 1.5%
ADTRAN, Inc.	292	6,132
Anaren, Inc.*	291	6,812
Arris Group, Inc.*	329	5,432
Aruba Networks, Inc.*	219	4,925
Aviat Networks, Inc.*	1,683	5,386
Aware, Inc.	1,174	5,670
Bel Fuse, Inc. — Class B	355	5,226
Black Box Corp.	243	5,278
CalAmp Corp.*	521	5,799
Calix, Inc.*	671	5,724
Ciena Corp.*	355	5,311
Comtech Telecommunications Corp.	231	5,685
Digi International, Inc.*	598	5,454
Emulex Corp.*	861	5,166
Extreme Networks*	1,658	5,521
Finisar Corp.*	422	5,418
Globecomm Systems, Inc.*	461	5,647
Harmonic, Inc.*	977	5,549
Infinera Corp.*,b	800	6,736
InterDigital, Inc.	119	5,285
Ixia*	266	4,381
KVH Industries, Inc.*	418	5,522
Netgear, Inc.*	171	5,094
Numerex Corp. — Class A*	433	4,468
Oclaro, Inc.*,b	4,438	6,036
Oplink Communications, Inc.*	344	5,648
Parkervision, Inc.*	1,615	6,444
PC-Tel, Inc.	818	5,456
Plantronics, Inc.	129	5,653
Procera Networks, Inc.*	457	5,068

46	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	VALUE

Ruckus Wireless, Inc.*	246	$4,748
ShoreTel, Inc.*	1,588	5,733
Sonus Networks, Inc.*	2,168	4,553
Symmetricom, Inc.*	1,250	6,500
Tellabs, Inc.	2,684	5,556
Telular Corp.	551	7,036
Tessco Technologies, Inc.	261	5,335
Ubiquiti Networks, Inc.	411	6,350
Viasat, Inc.*	116	5,622
Westell Technologies, Inc. — Class A*	2,723	5,337

Total Communications Equipment		222,696

Computers & Peripherals - 0.6%
3D Systems Corp.*	182	6,960
Avid Technology, Inc.*	844	5,562
Cray, Inc.*	252	5,332
Datalink Corp.*	458	5,125
Electronics for Imaging, Inc.*	243	6,493
Imation Corp.*	1,491	5,487
Immersion Corp.*	472	4,998
Intermec, Inc.*	574	5,648
Intevac, Inc.*	1,139	5,160
OCZ Technology Group, Inc.*	3,149	4,125
QLogic Corp.*	480	5,213
Quantum Corp.*	4,206	6,014
Silicon Graphics International Corp.*	401	5,213
STEC, Inc.*	1,247	4,527
Super Micro Computer, Inc.*	494	4,752
Synaptics, Inc.*	143	5,896

Total Computers & Peripherals		86,505

Construction & Engineering - 1.1%
Aegion Corp.*	249	5,244
Ameresco, Inc. — Class A*	1,975	14,556
Argan, Inc.	411	7,275
Comfort Systems USA, Inc.	943	12,099
Dycom Industries, Inc.*	311	6,008
EMCOR Group, Inc.	148	5,535
Furmanite Corp.*	944	5,994
Granite Construction, Inc.	197	5,451
Great Lakes Dredge & Dock Corp.	936	6,477
Layne Christensen Co.*	286	5,843
MasTec, Inc.*	210	5,838
Michael Baker Corp.	253	6,161
MYR Group, Inc.*	256	5,837
Northwest Pipe Co.*	457	12,472
Orion Marine Group, Inc.*	617	5,652
Pike Electric Corp.	2,045	31,963
Primoris Services Corp.	284	6,259
Sterling Construction Co., Inc.*	570	5,768
Tutor Perini Corp.*	328	5,392

Total Construction & Engineering		159,824

Construction Materials - 0.3%
Eagle Materials, Inc.	200	13,550
Headwaters, Inc.*	1,211	13,151

	SHARES	VALUE

Texas Industries, Inc.*	201	$12,800
United States Lime & Minerals, Inc.*	248	11,453

Total Construction Materials		50,954

Consumer Finance - 0.3%
Asset Acceptance Capital Corp.*	507	3,280
Asta Funding, Inc.	345	3,240
Cash America International, Inc.	64	2,792
Credit Acceptance Corp.*	27	2,709
DFC Global Corp.*	194	2,619
Encore Capital Group, Inc.*	111	3,162
EZCORP, Inc. — Class A*	156	2,636
First Cash Financial Services, Inc.*	58	2,985
First Marblehead Corp. (The)*	3,274	4,027
Green Dot Corp. — Class A*	199	3,126
Nelnet, Inc. — Class A	98	3,332
Netspend Holdings, Inc.*	210	3,352
Nicholas Financial, Inc.	233	3,407
Portfolio Recovery Associates, Inc.*	27	3,314
Regional Management Corp.*	166	3,599
World Acceptance Corp.*	40	3,555

Total Consumer Finance		51,135

Containers & Packaging - 0.6%
AEP Industries, Inc.*	187	14,418
Berry Plastics Group, Inc.*	691	13,129
Boise, Inc.	1,575	12,584
Graphic Packaging Holding Co.*	1,802	13,551
Myers Industries, Inc.	972	14,405
UFP Technologies, Inc.*	681	13,817

Total Containers & Packaging		81,904

Distributors - 0.3%
Core-Mark Holding Co., Inc.	627	32,629
Pool Corp.	118	5,785
VOXX International Corp.*	527	5,022
Weyco Group, Inc.	230	5,520

Total Distributors		48,956

Diversified Consumer Services - 1.0%
American Public Education, Inc.*	162	5,432
Ascent Capital Group, Inc. — Series A*	86	5,718
Bridgepoint Education, Inc.*	561	6,048
Bright Horizons Family Solutions, Inc.*	163	5,288
Capella Education Co.*	175	6,199
Career Education Corp.*	2,331	5,105
Carriage Services, Inc.	268	4,687
Coinstar, Inc.*,b	99	5,228
Collectors Universe	465	5,538
Corinthian Colleges, Inc.*,b	2,675	5,350
Education Management Corp.*	1,539	8,726
Grand Canyon Education, Inc.*	226	5,779
Hillenbrand, Inc.	223	5,604
K12, Inc.*	238	6,062
LifeLock, Inc.*	576	5,184
Lincoln Educational Services Corp.	927	5,163
Mac-Gray Corp.	483	6,255

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	47

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	VALUE

Matthews International Corp. — Class A	161	$5,926
National American University Holdings, Inc.	1,383	4,619
Regis Corp.	309	5,794
Sotheby’s	151	5,358
Steiner Leisure Ltd.*	115	5,569
Stewart Enterprises, Inc. — Class A	603	5,373
Strayer Education, Inc.	115	5,446
Universal Technical Institute, Inc.	447	5,306

Total Diversified Consumer Services		140,757

Diversified Financial Services - 0.3%
California First National Bancorp	194	3,088
Gain Capital Holdings, Inc.	737	3,633
MarketAxess Holdings, Inc.	90	3,809
Marlin Business Services Corp.	265	6,421
MicroFinancial, Inc.	718	5,809
NewStar Financial, Inc.*	251	2,999
PHH Corp.*	283	5,966
PICO Holdings, Inc.*	148	3,212
Resource America, Inc. — Class A	349	3,218

Total Diversified Financial Services		38,155

Diversified Telecommunication Services - 3.4%
8x8, Inc.*	4,262	30,814
Atlantic Tele-Network, Inc.	593	30,107
Cbeyond, Inc.*	3,979	34,936
Cincinnati Bell, Inc.*	8,827	31,071
Cogent Communications Group, Inc.	1,086	31,103
Consolidated Communications Holdings, Inc.	1,612	29,709
General Communication, Inc. — Class A*	3,252	31,577
Hawaiian Telcom Holdco, Inc.*	1,248	30,164
IDT Corp. — Class B	2,387	35,304
inContact, Inc.*	3,840	31,104
Iridium Communications, Inc.*	4,461	29,933
Lumos Networks Corp.	2,205	29,746
magicJack VocalTec Ltd.*,b	2,125	35,126
Orbcomm, Inc.*	5,692	26,923
Premiere Global Services, Inc.*	2,610	29,310
Vonage Holdings Corp.*	10,101	30,808

Total Diversified Telecommunication Services		497,735

Electric Utilities - 2.5%
Allete, Inc.	590	30,296
Cleco Corp.	619	30,653
El Paso Electric Co.	860	32,216
Empire District Electric Co. (The)	1,308	30,176
IDACORP, Inc.	599	29,477
MGE Energy, Inc.	518	28,930
Otter Tail Corp.	925	28,860
PNM Resources, Inc.	1,242	29,820
Portland General Electric Co.	955	30,799
UIL Holdings Corp.	738	30,730

	SHARES	VALUE

Unitil Corp.	1,027	$31,128
UNS Energy Corp.	605	30,831

Total Electric Utilities		363,916

Electrical Equipment - 1.3%
Acuity Brands, Inc.	192	14,008
American Superconductor Corp.*	2,368	5,944
AZZ, Inc.	130	5,498
Belden, Inc.	258	12,750
Brady Corp. — Class A	185	6,268
Capstone Turbine Corp.*	15,657	13,780
Coleman Cable, Inc.	419	6,285
Encore Wire Corp.	382	12,510
EnerSys*	138	6,326
Franklin Electric Co., Inc.	184	5,956
FuelCell Energy, Inc.*,b	15,659	16,442
Generac Holdings, Inc.	178	6,396
Global Power Equipment Group, Inc.	364	6,006
II-VI, Inc.*	331	5,121
LSI Industries, Inc.	1,912	13,460
Powell Industries, Inc.*	119	5,860
Preformed Line Products Co.	91	7,325
Solarcity Corp.*	787	21,265
Thermon Group Holdings, Inc.*	279	5,468
Vicor Corp.*	1,265	6,793

Total Electrical Equipment		183,461

Electronic Equipment, Instruments & Components - 2.0%
Aeroflex Holding Corp.*	774	5,759
Agilysys, Inc.*	585	6,833
Anixter International, Inc.	80	5,739
Audience, Inc.*	365	5,398
Badger Meter, Inc.	116	5,067
Benchmark Electronics, Inc.*	315	5,620
Checkpoint Systems, Inc.*	420	4,859
Cognex Corp.	136	5,399
Coherent, Inc.	100	5,593
CTS Corp.	529	5,634
Daktronics, Inc.	528	5,275
DTS, Inc.*	339	5,688
Echelon Corp.*	2,349	5,191
Electro Rent Corp.	339	5,617
Electro Scientific Industries, Inc.	495	5,336
Fabrinet*	400	5,492
FARO Technologies, Inc.*	147	5,702
FEI Co.	88	5,622
GSI Group, Inc.*	637	5,440
Insight Enterprises, Inc.*	274	4,965
InvenSense, Inc.*	526	4,902
Kemet Corp.*	882	5,495
Key Tronic Corp.*	494	5,582
Littelfuse, Inc.	92	6,424
Maxwell Technologies, Inc.*	1,223	7,460
Measurement Specialties, Inc.*	161	6,886
Mercury Systems, Inc.*	766	5,921

48	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	VALUE

Mesa Laboratories, Inc.	115	$5,676
Methode Electronics, Inc.	442	6,356
MTS Systems Corp.	109	6,644
Multi-Fineline Electronix, Inc.*	391	5,959
Neonode, Inc.*	1,001	5,716
Newport Corp.*	341	5,166
OSI Systems, Inc.*	97	5,558
Park Electrochemical Corp.	220	5,251
PC Connection, Inc.	323	4,987
Plexus Corp.*	231	6,230
Power-One, Inc.*	1,559	9,853
Radisys Corp.*	1,228	6,091
RealD, Inc.*	435	6,512
Richardson Electronics Ltd.	469	5,501
Rofin-Sinar Technologies, Inc.*	211	5,254
Rogers Corp.*	116	4,946
Sanmina Corp.*	495	6,247
Scansource, Inc.*	194	5,620
SYNNEX Corp.*	139	4,809
TTM Technologies, Inc.*	732	5,292
Universal Display Corp.*	190	5,974
Viasystems Group, Inc.*	409	5,203
Vishay Precision Group, Inc.*	433	6,205
Zygo Corp.*	410	6,134

Total Electronic Equipment, Instruments & Components		294,083

Energy Equipment & Services - 3.0%
Basic Energy Services, Inc.*,b	1,067	14,650
Bolt Technology Corp.	887	14,192
Bristow Group, Inc.	93	5,878
C&J Energy Services, Inc.*	638	12,626
Cal Dive International, Inc.*	8,451	14,113
Dawson Geophysical Co.*	506	15,554
Dril-Quip, Inc.*	169	14,147
Exterran Holdings, Inc.*	547	14,452
Forum Energy Technologies, Inc.*	517	14,378
Geospace Technologies Corp.*	138	11,643
Gulf Island Fabrication, Inc.	663	13,631
Gulfmark Offshore, Inc. — Class A	159	6,618
Heckmann Corp.*,b	3,451	12,734
Helix Energy Solutions Group, Inc.*	633	14,584
Hercules Offshore, Inc.*	2,010	14,814
Hornbeck Offshore Services, Inc.*	325	14,599
ION Geophysical Corp.*	2,159	13,472
Key Energy Services, Inc.*	1,855	11,019
Lufkin Industries, Inc.	226	19,954
Matrix Service Co.*	979	14,714
Mitcham Industries, Inc.*	934	13,870
Natural Gas Services Group, Inc.*	773	15,607
Newpark Resources, Inc.*	1,584	16,632
Parker Drilling Co.*	3,248	13,382
PHI, Inc.*	182	5,054
Pioneer Energy Services Corp.*	1,769	12,471
RigNet, Inc.*	619	14,980

	SHARES	VALUE

Tesco Corp.*	1,087	$13,261
Tetra Technologies, Inc.*	1,421	12,974
TGC Industries, Inc.	1,561	13,849
Vantage Drilling Co.*	8,264	13,966
Willbros Group, Inc.*	1,543	14,658

Total Energy Equipment & Services		428,476

Food & Staples Retailing - 3.3%
Andersons, Inc. (The)	616	33,584
Casey’s General Stores, Inc.	548	31,735
Chefs’ Warehouse, Inc. (The)*	1,703	31,318
Harris Teeter Supermarkets, Inc.	756	31,593
Ingles Markets, Inc. — Class A	1,509	32,172
Nash Finch Co.	1,630	33,497
Pantry, Inc. (The)*	2,453	35,838
Pricesmart, Inc.	72	6,425
Rite Aid Corp.*	16,561	43,887
Spartan Stores, Inc.	1,800	30,204
SUPERVALU, Inc.	6,275	36,646
Susser Holdings Corp.*	641	34,082
United Natural Foods, Inc.*	663	33,110
Village Super Market, Inc. — Class A	946	33,299
Weis Markets, Inc.	789	33,004

Total Food & Staples Retailing		480,394

Food Products - 5.0%
Annie’s, Inc.*	836	31,592
B&G Foods, Inc.	1,062	32,773
Boulder Brands, Inc.*	3,626	32,670
Cal-Maine Foods, Inc.	769	32,821
Calavo Growers, Inc.	1,107	31,395
Chiquita Brands International, Inc.*	4,151	35,823
Darling International, Inc.*	343	6,349
Diamond Foods, Inc.*	1,898	28,622
Dole Food Co., Inc.*	2,997	32,248
Fresh Del Monte Produce, Inc.	1,188	30,187
Griffin Land & Nurseries, Inc.	110	3,284
Hain Celestial Group, Inc. (The)*	517	33,734
J&J Snack Foods Corp.	424	31,808
Lancaster Colony Corp.	419	33,072
Limoneira Co.	1,691	31,503
Omega Protein Corp.*	3,107	28,926
Pilgrim’s Pride Corp.*	3,655	35,782
Post Holdings, Inc.*	756	33,105
Sanderson Farms, Inc.	595	36,450
Seaboard Corp.	11	30,206
Seneca Foods Corp. — Class A*	967	31,515
Snyders-Lance, Inc.	1,281	32,256
Tootsie Roll Industries, Inc.[b]	1,071	33,447
TreeHouse Foods, Inc.*	500	31,855

Total Food Products		721,423

Gas Utilities - 1.7%
Chesapeake Utilities Corp.	580	30,949
Laclede Group, Inc. (The)	681	31,809
New Jersey Resources Corp.	638	30,114

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	49

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	VALUE

Northwest Natural Gas Co.	654	$29,083
Piedmont Natural Gas Co., Inc.	871	29,988
South Jersey Industries, Inc.	518	31,961
Southwest Gas Corp.	600	30,402
WGL Holdings, Inc.	650	30,043

Total Gas Utilities		244,349

Health Care Equipment & Supplies - 2.9%
Abaxis, Inc.	131	5,592
ABIOMED, Inc.*	338	6,243
Accuray, Inc.*	1,343	5,909
Align Technology, Inc.*	185	6,127
Alphatec Holdings, Inc.*	2,872	5,428
Analogic Corp.	78	6,199
AngioDynamics, Inc.*	547	5,541
Anika Therapeutics, Inc.*	443	5,914
Antares Pharma, Inc.*	1,772	6,716
Arthrocare Corp.*	178	6,168
AtriCure, Inc.*	784	6,539
Atrion Corp.	32	6,412
Cantel Medical Corp.	212	6,701
Cardiovascular Systems, Inc.*	307	5,268
Cerus Corp.*	1,429	7,602
Conceptus, Inc.*	256	7,939
CONMED Corp.	185	5,796
CryoLife, Inc.	1,042	6,252
Cyberonics, Inc.*	135	5,862
Cynosure, Inc. — Class A*	245	6,336
Derma Sciences, Inc.*	501	6,057
DexCom, Inc.*	368	6,039
Endologix, Inc.*	379	5,693
Exactech, Inc.*	305	5,642
Globus Medical, Inc.*	426	6,484
Greatbatch, Inc.*	204	5,700
Haemonetics Corp.*	150	5,775
Hansen Medical, Inc.*,b	3,101	6,078
HeartWare International, Inc.*	70	6,804
ICU Medical, Inc.*	105	6,326
Insulet Corp.*	246	6,209
Integra LifeSciences Holdings Corp.*	157	5,500
Invacare Corp.	466	6,268
MAKO Surgical Corp.*	551	5,835
Masimo Corp.	315	6,319
Meridian Bioscience, Inc.	273	5,539
Merit Medical Systems, Inc.*	504	4,874
Natus Medical, Inc.*	450	5,630
Navidea Biopharmaceuticals, Inc.*	2,376	5,821
Neogen Corp.*	127	6,455
NuVasive, Inc.*	298	6,249
NxStage Medical, Inc.*	542	6,054
OraSure Technologies, Inc.*	1,138	5,075
Orthofix International NV*	170	5,508
Palomar Medical Technologies, Inc.*	468	6,341
PhotoMedex, Inc.*	1,951	31,801
Quidel Corp.*	261	5,826

	SHARES	VALUE

Rochester Medical Corp.*	441	$5,989
Rockwell Medical Technologies, Inc.*	1,551	6,576
RTI Biologics, Inc.*	1,566	6,233
Solta Medical, Inc.*	2,781	5,423
Spectranetics Corp.*	335	6,248
Staar Surgical Co.*	1,126	7,859
STERIS Corp.	153	6,363
SurModics, Inc.*	234	6,189
Symmetry Medical, Inc.*	548	6,532
Tornier NV*	329	5,985
Unilife Corp.*,b	2,858	5,659
Utah Medical Products, Inc.	127	5,630
Vascular Solutions, Inc.*	416	6,619
Volcano Corp.*	276	5,600
West Pharmaceutical Services, Inc.	96	6,131
Wright Medical Group, Inc.*	266	6,235
Zeltiq Aesthetics, Inc.*	1,558	6,824

Total Health Care Equipment & Supplies		416,541

Health Care Providers & Services - 1.9%
Acadia Healthcare Co., Inc.*	212	6,689
Accretive Health, Inc.*	604	6,366
Air Methods Corp.	128	4,683
Almost Family, Inc.	303	5,981
Amedisys, Inc.*	527	5,291
AMN Healthcare Services, Inc.*	395	5,423
Amsurg Corp.*	186	6,242
Assisted Living Concepts, Inc. — Class A	522	6,222
Bio-Reference Labs, Inc.*	233	5,941
BioScrip, Inc.*	489	6,777
Capital Senior Living Corp.*	233	5,653
Centene Corp.*	139	6,422
Chemed Corp.	78	6,366
Chindex International, Inc.*	458	6,275
CorVel Corp.*	125	5,934
Cross Country Healthcare, Inc.*	1,128	5,640
Emeritus Corp.*	228	5,860
Ensign Group, Inc. (The)	187	6,521
ExamWorks Group, Inc.*	353	6,389
Five Star Quality Care, Inc.*	978	4,626
Gentiva Health Services, Inc.*	540	5,665
Hanger, Inc.*	197	5,987
HealthSouth Corp.*	239	6,572
Healthways, Inc.*	503	6,987
IPC The Hospitalist Co., Inc.*	138	6,296
Kindred Healthcare, Inc.*	572	6,000
Landauer, Inc.	110	6,146
LHC Group, Inc.*	282	6,125
Magellan Health Services, Inc.*	129	6,600
Molina Healthcare, Inc.*	197	6,540
MWI Veterinary Supply, Inc.*	46	5,415
National Healthcare Corp.	133	6,175
National Research Corp.	106	6,355
Owens & Minor, Inc.	191	6,221
PDI, Inc.*	1,002	4,579

50	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	VALUE

PharMerica Corp.*	438	$5,646
Providence Service Corp. (The)*	331	5,796
Select Medical Holdings Corp.	688	5,676
Skilled Healthcare Group, Inc. — Class A*	923	6,498
Team Health Holdings, Inc.*	168	6,263
Triple-S Management Corp. — Class B*	345	6,220
Universal American Corp.	755	6,455
US Physical Therapy, Inc.	240	5,726
Vanguard Health Systems, Inc.*	395	5,779
WellCare Health Plans, Inc.*	110	6,414

Total Health Care Providers & Services		271,437

Health Care Technology - 0.4%
athenahealth, Inc.*	65	6,257
Computer Programs & Systems, Inc.	117	6,138
Greenway Medical Technologies*	395	5,321
HealthStream, Inc.*	250	5,740
HMS Holdings Corp.*	222	5,597
MedAssets, Inc.*	321	6,012
Medidata Solutions, Inc.*	111	7,366
Merge Healthcare, Inc.*	2,088	6,514
Omnicell, Inc.*	328	5,911
Quality Systems, Inc.	347	6,201
Vocera Communications, Inc.*	253	5,009

Total Health Care Technology		66,066

Hotels, Restaurants & Leisure - 2.3%
AFC Enterprises, Inc.*	154	4,910
Ameristar Casinos, Inc.	214	5,647
Biglari Holdings, Inc.*	15	5,809
BJ’s Restaurants, Inc.*	170	5,831
Bloomin’ Brands, Inc.*	312	6,786
Bob Evans Farms, Inc.	133	5,764
Boyd Gaming Corp.*	686	8,232
Bravo Brio Restaurant Group, Inc.*	364	6,188
Buffalo Wild Wings, Inc.*	65	5,850
Caesars Entertainment Corp.*	345	5,489
Carrols Restaurant Group, Inc.*	1,095	5,201
CEC Entertainment, Inc.	170	5,673
Cheesecake Factory, Inc. (The)	149	5,933
Churchill Downs, Inc.	80	6,117
Chuy’s Holdings, Inc.*	178	5,821
Cracker Barrel Old Country Store, Inc.	70	5,792
Del Frisco’s Restaurant Group, Inc.*	334	5,648
Denny’s Corp.*	972	5,511
DineEquity, Inc.	81	5,770
Domino’s Pizza, Inc.	110	6,072
Einstein Noah Restaurant Group, Inc.	383	5,519
Fiesta Restaurant Group, Inc.*	210	5,725
Frisch’s Restaurants, Inc.	315	5,141
Ignite Restaurant Group, Inc.*	370	6,453
International Speedway Corp. — Class A	174	5,719
Interval Leisure Group, Inc.	258	4,917
Isle of Capri Casinos, Inc.*	876	6,710

	SHARES	VALUE

Jack in the Box, Inc.*	162	$5,808
Jamba, Inc.*	1,985	5,280
Krispy Kreme Doughnuts, Inc.*	386	5,273
Life Time Fitness, Inc.*	131	6,050
Luby’s, Inc.*	719	4,896
Marcus Corp.	456	5,855
Marriott Vacations Worldwide Corp.*	131	5,958
Monarch Casino & Resort, Inc.*	582	7,490
Morgans Hotel Group Co.*	936	5,738
MTR Gaming Group, Inc.*	1,514	5,223
Multimedia Games Holding Co., Inc.*	276	6,806
Nathan’s Famous, Inc.*	136	6,072
Orient-Express Hotels Ltd. — Class A*	578	5,838
Papa John’s International, Inc.*	90	5,670
Pinnacle Entertainment, Inc.*	373	7,109
Premier Exhibitions, Inc.*	2,136	5,831
Red Lion Hotels Corp.*	822	5,368
Red Robin Gourmet Burgers, Inc.*	122	5,901
Ruby Tuesday, Inc.*	753	7,259
Ruth’s Hospitality Group, Inc*	583	5,778
Scientific Games Corp. — Class A*	625	5,550
SHFL Entertainment, Inc.*	339	5,356
Six Flags Entertainment Corp.	79	5,757
Sonic Corp.*	436	5,463
Speedway Motorsports, Inc.	324	5,842
Texas Roadhouse, Inc.	279	6,557
Town Sports International Holdings, Inc.	596	6,002
Vail Resorts, Inc.	91	5,487
WMS Industries, Inc.*	223	5,660

Total Hotels, Restaurants & Leisure		329,105

Household Durables - 1.0%
American Greetings Corp. — Class A	343	6,325
Bassett Furniture Industries, Inc.	366	5,135
Beazer Homes USA, Inc.*	359	5,801
Blyth, Inc.	331	5,455
Cavco Industries, Inc.*	117	5,338
CSS Industries, Inc.	223	6,391
Ethan Allen Interiors, Inc.	171	5,007
Flexsteel Industries, Inc.	222	4,571
Helen of Troy Ltd.*	147	5,127
Hooker Furniture Corp.	345	5,965
Hovnanian Enterprises, Inc. — Class A*	957	5,216
iRobot Corp.*	224	6,516
KB Home	255	5,748
La-Z-Boy, Inc.	297	5,364
Libbey, Inc.*	286	5,540
Lifetime Brands, Inc.	500	6,750
M/I Homes, Inc.*	223	5,486
MDC Holdings, Inc.	150	5,640
Meritage Homes Corp.*	120	5,855
NACCO Industries, Inc. — Class A	114	6,614
Ryland Group, Inc. (The)	134	6,038
Skullcandy, Inc.*	1,056	5,428
Standard Pacific Corp.*,b	649	5,873

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	51

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	VALUE

TRI Pointe Homes, Inc.*	274	$5,206
Universal Electronics, Inc.*	231	5,308
Zagg, Inc.*	753	5,098

Total Household Durables		146,795

Household Products - 0.6%
Central Garden & Pet Co. — Class A*	669	5,887
Harbinger Group, Inc.*	408	3,688
Oil-Dri Corp. of America	489	13,453
Spectrum Brands Holdings, Inc.	574	32,144
WD-40 Co.	584	31,495

Total Household Products		86,667

Independent Power Producers & Energy Traders - 0.4%
Atlantic Power Corp.[b]	6,039	28,383
Ormat Technologies, Inc.	1,391	30,241

Total Independent Power Producers & Energy Traders		58,624

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	184	6,173
Standex International Corp.	112	5,925

Total Industrial Conglomerates		12,098

Insurance - 1.2%
Alterra Capital Holdings Ltd.	106	3,450
American Equity Investment Life Holding Co.	223	3,398
American Safety Insurance Holdings Ltd.*	133	3,203
AMERISAFE, Inc.	95	3,103
Amtrust Financial Services, Inc.	96	3,039
Argo Group International Holdings Ltd.	81	3,357
Baldwin & Lyons, Inc. — Class B	138	3,353
Citizens, Inc.*	377	2,466
CNO Financial Group, Inc.	291	3,294
Crawford & Co. — Class B	454	3,446
Donegal Group, Inc. — Class A	214	3,133
Eastern Insurance Holdings, Inc.	179	3,335
eHealth, Inc.*	182	3,811
EMC Insurance Group, Inc.	134	3,783
Employers Holdings, Inc.	144	3,262
Enstar Group Ltd.*	27	3,431
FBL Financial Group, Inc. — Class A	86	3,381
First American Financial Corp.	138	3,694
Fortegra Financial Corp.*	371	2,987
Global Indemnity PLC*	144	3,210
Greenlight Capital Re, Ltd. — Class A*	137	3,372
Hallmark Financial Services*	371	3,358
Health Insurance Innovations, Inc.*	215	3,225
Hilltop Holdings, Inc.*	252	3,374
Homeowners Choice, Inc.	133	3,530
Horace Mann Educators Corp.	160	3,608
Independence Holding Co.	333	3,496
Infinity Property & Casualty Corp.	58	3,291
Investors Title Co.	50	3,467
Kansas City Life Insurance Co.	84	3,032

	SHARES	VALUE

Maiden Holdings Ltd.	316	$3,264
Meadowbrook Insurance Group, Inc.	467	3,633
Montpelier Re Holdings Ltd.	128	3,297
National Financial Partners Corp.*	150	3,801
National Interstate Corp.	112	3,254
National Western Life Insurance Co. — Class A	18	3,287
Navigators Group, Inc. (The)*	57	3,299
OneBeacon Insurance Group Ltd. — Class A	247	3,357
Phoenix Cos., Inc. (The)*	108	3,144
Platinum Underwriters Holdings Ltd.	60	3,405
Primerica, Inc.	102	3,464
RLI Corp.	47	3,377
Safety Insurance Group, Inc.	68	3,378
Selective Insurance Group, Inc.	141	3,304
State Auto Financial Corp.	189	3,285
Stewart Information Services Corp.	136	3,681
Symetra Financial Corp.	249	3,394
Tower Group International Ltd.	184	3,481
United Fire Group, Inc.	130	3,635
Universal Insurance Holdings, Inc.	696	4,162

Total Insurance		168,791

Internet & Catalog Retail - 0.6%
1-800-FLOWERS.COM, Inc. — Class A*	1,114	6,606
Blue Nile, Inc.*	164	5,351
Geeknet, Inc.*	374	4,892
HSN, Inc.	101	5,311
Kayak Software Corp.*	141	5,615
Nutrisystem, Inc.	658	5,330
Orbitz Worldwide, Inc.*	985	5,890
Overstock.com, Inc.*	450	9,360
PetMed Express, Inc.	2,380	29,750
Shutterfly, Inc.*	131	5,833

Total Internet & Catalog Retail		83,938

Internet Software & Services - 2.4%
Active Network Inc. (The)*	1,395	7,017
Angie’s List, Inc.*	313	7,587
Bankrate, Inc.*	466	6,282
Bazaarvoice, Inc.*	781	5,662
Blucora, Inc.*	364	5,376
Carbonite, Inc.*	527	5,607
comScore, Inc.*	332	5,368
Constant Contact, Inc.*	432	6,312
Cornerstone OnDemand, Inc.*	170	6,168
CoStar Group, Inc.*	57	6,179
Dealertrack Holdings, Inc.*	192	5,347
Demand Media, Inc.*	662	5,733
Demandware, Inc.*	223	6,088
Dice Holdings, Inc.*	615	5,191
Digital River, Inc.*	401	5,806
E2open, Inc.*	265	3,766
EarthLink, Inc.	1,008	5,736

52	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	VALUE

Envestnet, Inc.*	324	$5,903
ExactTarget, Inc.*	244	4,778
Internap Network Services Corp.*	600	4,788
IntraLinks Holdings, Inc.*	890	5,091
j2 Global, Inc.	742	30,199
Keynote Systems, Inc.	397	4,450
Limelight Networks, Inc.*	2,659	5,132
Liquidity Services, Inc.*	215	7,074
LivePerson, Inc.*	408	5,231
LogMeIn, Inc.*	265	5,984
Marchex, Inc. — Class B	1,331	5,497
Market Leader, Inc.*	373	3,737
MeetMe, Inc.*	2,528	4,879
Millennial Media, Inc.*	824	5,710
Monster Worldwide, Inc.*	1,197	5,243
Move, Inc.*	464	5,294
NIC, Inc.	301	5,069
OpenTable, Inc.*	91	5,041
Perficient, Inc.*	473	4,957
QuinStreet, Inc.*	935	6,115
RealNetworks, Inc.*	723	5,567
Responsys, Inc.*	676	5,253
SciQuest, Inc.*	242	5,532
Spark Networks, Inc.*	785	5,354
SPS Commerce, Inc.*	138	6,504
Stamps.com, Inc.*	224	7,580
support.com, Inc.*	1,358	5,418
TechTarget, Inc.*	1,139	5,057
Travelzoo, Inc.*	266	6,791
Trulia, Inc.*	184	5,347
United Online, Inc.	923	6,276
Unwired Planet, Inc.*	2,551	5,051
ValueClick, Inc.*	194	5,987
VistaPrint NV*	142	5,794
Vocus, Inc.*	422	3,549
Web.com Group, Inc.*	328	5,707
WebMD Health Corp.*	253	6,110
XO Group, Inc.*	567	6,384
Xoom Corp.*	145	2,677
Yelp, Inc.*	238	6,195
Zix Corp.*	1,532	5,760

Total Internet Software & Services		347,290

IT Services - 1.2%
Acxiom Corp.*	280	5,569
CACI International, Inc. — Class A*	101	5,908
Cardtronics, Inc.*	125	3,501
Cass Information Systems, Inc.	79	3,302
CIBER, Inc.*	1,150	4,899
Computer Task Group, Inc.	265	5,438
Convergys Corp.	367	6,246
CSG Systems International, Inc.*	278	6,008
EPAM Systems, Inc.*	246	5,289
Euronet Worldwide, Inc.*	130	3,969
ExlService Holdings, Inc.*	193	6,296

	SHARES	VALUE

Forrester Research, Inc.	204	$7,313
Global Cash Access Holdings, Inc.*	470	3,351
Hackett Group, Inc. (The)	1,322	6,451
Heartland Payment Systems, Inc.	102	3,355
Higher One Holdings, Inc.*	368	3,629
iGate Corp.*	299	4,990
Innodata Isogen, Inc.*	1,756	5,760
Lionbridge Technologies, Inc.*	1,519	5,195
ManTech International Corp. — Class A	217	5,792
Mattersight Corp.*	1,275	5,967
MAXIMUS, Inc.	78	6,216
ModusLink Global Solutions, Inc.*	1,663	4,656
MoneyGram International, Inc.*	190	3,137
PRGX Global, Inc.*	879	4,914
Sapient Corp.*	463	5,408
ServiceSource International, Inc.*,b	905	5,792
SYKES Enterprises, Inc.*	403	6,202
Syntel, Inc.	84	5,306
TeleTech Holdings, Inc.*	296	6,302
Unisys Corp.*	247	4,725
Virtusa Corp.*	240	5,330
WEX, Inc.*	44	3,334

Total IT Services		169,550

Leisure Equipment & Products - 0.4%
Arctic Cat, Inc.*	129	5,804
Black Diamond, Inc.*	639	6,262
Brunswick Corp.	164	5,192
Callaway Golf Co.	851	5,702
Jakks Pacific, Inc.	553	6,033
Johnson Outdoors, Inc. — Class A*	237	5,560
Leapfrog Enterprises, Inc.*	658	5,882
Marine Products Corp.	772	5,582
Smith & Wesson Holding Corp.*	610	5,356
Steinway Musical Instruments, Inc.*	235	5,861
Sturm Ruger & Co., Inc.	108	5,537

Total Leisure Equipment & Products		62,771

Life Sciences Tools & Services - 0.4%
Affymetrix, Inc.*	1,311	4,772
Cambrex Corp.*	485	6,058
Fluidigm Corp.*	345	5,810
Furiex Pharmaceuticals, Inc.*	163	5,534
Harvard Bioscience, Inc.*	1,020	5,222
Luminex Corp.*	375	6,236
Pacific Biosciences of California, Inc.*	2,673	6,843
PAREXEL International Corp.*	158	6,470
Sequenom, Inc.*,b	1,516	5,715

Total Life Sciences Tools & Services		52,660

Machinery - 2.9%
Accuride Corp.*	1,136	5,839
Actuant Corp. — Class A	203	6,354
Alamo Group, Inc.	158	6,331
Albany International Corp. — Class A	215	6,246
Altra Holdings, Inc.	230	6,130

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	53

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	VALUE

American Railcar Industries, Inc.	140	$4,999
Ampco-Pittsburgh Corp.	702	13,156
Astec Industries, Inc.	177	5,811
Barnes Group, Inc.	217	6,026
Blount International, Inc.*	465	6,459
Briggs & Stratton Corp.[b]	252	5,667
Chart Industries, Inc.*	78	6,615
CIRCOR International, Inc.	143	6,768
CLARCOR, Inc.	255	13,184
Columbus McKinnon Corp.*	316	5,934
Commercial Vehicle Group, Inc.*	781	5,475
Douglas Dynamics, Inc.	441	6,170
Dynamic Materials Corp.	747	11,862
Eastern Co. (The)	748	12,514
Energy Recovery, Inc.*	1,645	6,021
EnPro Industries, Inc.*	125	6,160
ESCO Technologies, Inc.	152	5,467
ExOne Co/The*	198	7,603
Federal Signal Corp.*	755	5,859
Flow International Corp.*	1,741	6,372
FreightCar America, Inc.	287	5,993
Gorman-Rupp Co. (The)	209	5,904
Graham Corp.	255	6,197
Greenbrier Cos., Inc.*	295	6,655
Hardinge, Inc.	462	6,237
Hurco Cos., Inc.*	230	6,171
Hyster-Yale Materials Handling, Inc.	112	5,845
John Bean Technologies Corp.	302	6,264
Kadant, Inc.	242	6,696
Kaydon Corp.	520	12,397
LB Foster Co. — Class A	302	13,333
Lindsay Corp.	68	5,224
Lydall, Inc.*	400	5,736
Meritor, Inc.*	1,170	6,786
Met-Pro Corp.	609	8,161
Middleby Corp.*	42	6,282
Miller Industries, Inc.	388	5,863
Mueller Industries, Inc.	250	12,945
Mueller Water Products, Inc. — Series A	2,209	13,077
NN, Inc.*	1,352	12,182
PMFG, Inc.*	1,037	5,973
Proto Labs, Inc.*	130	6,640
RBC Bearings, Inc.*	264	12,698
Rexnord Corp.*	618	11,260
Sun Hydraulics Corp.	192	6,288
Tennant Co.	126	6,025
Titan International, Inc.	294	6,559
Trimas Corp.*	196	5,978
Twin Disc, Inc.	254	5,415
Wabash National Corp.*	631	5,950
Watts Water Technologies, Inc. — Class A	129	6,071
Woodward, Inc.	158	5,686

Total Machinery		421,513

	SHARES	VALUE

Marine - 0.1%
Genco Shipping & Trading Ltd.*	2,332	$3,988
International Shipholding Corp.	324	5,851
Rand Logistics, Inc.*	1,008	5,867

Total Marine		15,706

Media - 1.5%
Arbitron, Inc.	120	5,603
Belo Corp. — Class A	586	6,282
Carmike Cinemas, Inc.*	304	5,338
Central European Media Enterprises Ltd. — Class A*	1,277	4,725
Crown Media Holdings, Inc. — Class A*	2,794	5,728
Cumulus Media, Inc. — Class A*	1,657	5,286
Daily Journal Corp.*	51	5,383
Digital Generation, Inc.*	860	5,762
E.W. Scripps Co. — Class A*	467	6,487
Entercom Communications Corp. — Class A*	741	5,861
Entravision Communications Corp. — Class A	1,789	6,906
Fisher Communications, Inc.	143	5,923
Global Sources Ltd.*	791	5,395
Harte-Hanks, Inc.	717	5,686
Journal Communications, Inc. — Class A*	838	5,707
LIN TV Corp. — Class A*	525	6,463
Lions Gate Entertainment Corp.*	236	5,855
Live Nation Entertainment, Inc.*	448	5,658
Loral Space & Communications, Inc.	91	5,598
Martha Stewart Living Omnimedia — Class A*	2,128	5,256
McClatchy Co. (The) — Class A*	1,836	4,241
MDC Partners, Inc.	355	6,067
Meredith Corp.[b]	148	5,745
National CineMedia, Inc.	364	5,911
New York Times Co. (The) — Class A*	568	5,032
Nexstar Broadcasting Group, Inc. — Class A	317	7,719
Outdoor Channel Holdings, Inc.	633	5,539
ReachLocal, Inc.*	374	6,235
Reading International, Inc. — Class A*	992	5,773
Rentrak Corp.*	255	5,773
Saga Communications, Inc. — Class A	122	5,617
Salem Communications Corp. — Class A	677	6,215
Scholastic Corp.	214	5,874
Shutterstock, Inc.*	125	5,212
Sinclair Broadcast Group, Inc. — Class A	292	7,826
Valassis Communications, Inc.[b]	189	4,844
World Wrestling Entertainment, Inc. — Class A	649	5,958

Total Media		214,483

54	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	VALUE

Metals & Mining - 2.3%
A.M. Castle & Co.*	367	$6,357
AK Steel Holding Corp.[b]	3,996	13,387
AMCOL International Corp.	448	13,785
Century Aluminum Co.*	1,680	13,709
Coeur d’Alene Mines Corp.*	709	10,805
General Moly, Inc.*	6,169	11,474
Globe Specialty Metals, Inc.	956	12,485
Gold Resource Corp.	1,049	10,742
Golden Star Resources Ltd.*	8,264	8,925
Haynes International, Inc.	240	11,666
Hecla Mining Co.	3,372	11,465
Horsehead Holding Corp.*	1,206	12,904
Kaiser Aluminum Corp.	209	13,167
Materion Corp.	463	12,265
McEwen Mining, Inc.*,b	4,616	10,755
Midway Gold Corp.*	10,710	10,072
Noranda Aluminum Holding Corp.	3,106	11,834
Olympic Steel, Inc.	551	11,020
Paramount Gold and Silver Corp.*	6,198	9,793
RTI International Metals, Inc.*	414	12,014
Schnitzer Steel Industries, Inc. — Class A	496	12,167
Stillwater Mining Co.*	1,039	12,925
SunCoke Energy, Inc.*	905	13,693
Universal Stainless & Alloy*	376	13,145
US Antimony Corp.*	7,606	11,561
US Silica Holdings, Inc.	603	12,319
Vista Gold Corp.*	6,562	11,024
Worthington Industries, Inc.	431	13,870

Total Metals & Mining		329,328

Multi-Utilities - 0.8%
Avista Corp.	1,064	29,845
Black Hills Corp.	653	30,619
CH Energy Group, Inc.	439	28,522
NorthWestern Corp.	728	31,319

Total Multi-Utilities		120,305

Multiline Retail - 0.2%
Bon-Ton Stores, Inc. (The)	435	6,673
Fred’s, Inc. — Class A	395	5,621
Gordmans Stores, Inc.*	466	5,256
Saks, Inc.*	491	5,671
Tuesday Morning Corp.*	699	5,669

Total Multiline Retail		28,890

Oil, Gas & Consumable Fuels - 6.9%
Abraxas Petroleum Corp.*	6,330	14,179
Adams Resources & Energy, Inc.	283	14,062
Alon USA Energy, Inc.	782	12,981
Amyris, Inc.*	4,563	12,411
Apco Oil and Gas International, Inc.	1,140	11,525
Approach Resources, Inc.*	606	14,374
Arch Coal, Inc.	2,719	13,187
Berry Petroleum Co. — Class A	322	15,427
Bill Barrett Corp.*	726	14,418

	SHARES	VALUE

Bonanza Creek Energy, Inc.*	386	$13,259
BPZ Resources, Inc.*	6,611	14,148
Callon Petroleum Co.*	4,075	14,589
Carrizo Oil & Gas, Inc.*	567	13,733
Clayton Williams Energy, Inc.*	336	12,970
Clean Energy Fuels Corp.*	1,121	14,786
Cloud Peak Energy, Inc.*	791	15,456
Comstock Resources, Inc.*	896	14,031
Contango Oil & Gas Co.	360	13,543
Crosstex Energy, Inc.	775	14,268
CVR Energy, Inc.	291	14,338
Delek US Holdings, Inc.	370	13,353
Diamondback Energy, Inc.*	580	15,231
Emerald Oil, Inc.*	2,146	13,799
Endeavour International Corp.*	4,707	12,897
Energy XXI (Bermuda) Ltd.	548	12,462
EPL Oil & Gas, Inc.*	539	17,609
Evolution Petroleum Corp.*	1,433	14,244
Forest Oil Corp.*	2,700	11,313
Frontline Ltd.*	2,841	5,171
FX Energy, Inc.*	4,250	16,320
GasLog Ltd.	490	6,272
Gastar Exploration Ltd.*	8,404	23,531
Goodrich Petroleum Corp.*	957	12,479
Green Plains Renewable Energy, Inc.*	1,316	16,463
Gulfport Energy Corp.*	320	16,701
Halcon Resources Corp.*	1,942	12,701
Harvest Natural Resources, Inc.*	3,914	12,838
Isramco, Inc.*	147	13,428
KiOR, Inc. — Class A*	3,067	14,936
Knightsbridge Tankers Ltd.	801	5,487
Kodiak Oil & Gas Corp.*	1,624	12,716
Magnum Hunter Resources Corp.*	3,533	9,610
Matador Resources Co.*	1,671	16,493
McMoRan Exploration Co.*	912	15,094
Midstates Petroleum Co., Inc.*	1,685	9,722
Miller Energy Resources, Inc.*	4,042	15,360
Nordic American Tankers Ltd.	555	4,945
Northern Oil and Gas, Inc.*	1,032	13,302
Oasis Petroleum, Inc.*	379	12,973
Panhandle Oil and Gas, Inc. — Class A	512	14,582
PDC Energy, Inc.*	298	12,903
Penn Virginia Corp.	3,584	14,444
Petroquest Energy, Inc.*	3,451	14,770
Quicksilver Resources, Inc.*	6,121	15,425
Rentech, Inc.	5,745	11,892
Resolute Energy Corp.*	1,315	12,124
REX American Resources Corp.*	615	11,494
Rex Energy Corp.*	903	14,511
Rosetta Resources, Inc.*	315	13,517
Sanchez Energy Corp.*	750	13,583
Scorpio Tankers, Inc.*	716	6,193
SemGroup Corp. — Class A*	290	15,037
Ship Finance International Ltd.	357	5,883

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	55

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	VALUE

Solazyme, Inc.*	1,818	$16,544
Stone Energy Corp.*	679	13,397
Swift Energy Co.*	993	12,849
Synergy Resources Corp.*	2,165	14,614
Targa Resources Corp.	223	14,665
Teekay Tankers Ltd. — Class Ab	2,193	5,548
Triangle Petroleum Corp.*	2,187	12,007
Uranium Energy Corp.*	6,285	9,742
Vaalco Energy, Inc.*	1,942	13,050
W&T Offshore, Inc.	1,002	11,703
Warren Resources, Inc.*	4,480	11,782
Western Refining, Inc.	427	13,199
Westmoreland Coal Co.*	1,298	15,667

Total Oil, Gas & Consumable Fuels		996,260

Paper & Forest Products - 1.0%
Boise Cascade Co.*	401	12,844
Buckeye Technologies, Inc.	453	17,028
Clearwater Paper Corp.*	253	11,643
Deltic Timber Corp.	192	11,996
KapStone Paper and Packaging Corp.	489	14,465
Louisiana-Pacific Corp.*	622	11,271
Neenah Paper, Inc.	433	12,453
PH Glatfelter Co.	579	13,896
Resolute Forest Products*	787	11,514
Schweitzer-Mauduit International, Inc.	346	13,940
Wausau Paper Corp.	1,224	12,460

Total Paper & Forest Products		143,510

Personal Products - 1.1%
Elizabeth Arden, Inc.*	139	5,692
Inter Parfums, Inc.	232	6,721
Medifast, Inc.*	1,432	37,519
Nature’s Sunshine Products, Inc.	2,097	30,679
Prestige Brands Holdings, Inc.*	241	6,495
Revlon, Inc. — Class A*	249	4,818
Star Scientific, Inc.*,b	21,563	26,738
USANA Health Sciences, Inc.*,b	652	36,786

Total Personal Products		155,448

Pharmaceuticals - 1.7%
Akorn, Inc.*	460	6,923
Ampio Pharmaceuticals, Inc.*,b	1,429	7,202
Auxilium Pharmaceuticals, Inc.*	347	5,181
AVANIR Pharmaceuticals, Inc. — Class A*	2,215	7,066
BioDelivery Sciences International, Inc.*	1,498	8,509
Cadence Pharmaceuticals, Inc.*	945	6,691
Corcept Therapeutics, Inc.*	3,026	5,356
Cornerstone Therapeutics, Inc.*	858	7,190
Cumberland Pharmaceuticals, Inc.*	1,276	5,972
Depomed, Inc.*	1,068	5,885
Endocyte, Inc.*	577	8,014
Hi-Tech Pharmacal Co., Inc.	183	6,050
Horizon Pharma, Inc.*	2,255	5,412
Impax Laboratories, Inc.*	398	6,965

	SHARES	VALUE

Jazz Pharmaceuticals PLC*	111	$6,477
Lannett Co., Inc.*	607	7,047
Medicines Co. (The)*	186	6,279
Nektar Therapeutics*	561	6,081
Omeros Corp.*	1,516	6,109
Optimer Pharmaceuticals, Inc.*	526	8,121
Pacira Pharmaceuticals, Inc.*	216	6,236
Pain Therapeutics, Inc.*	1,782	7,342
Pernix Therapeutics Holdings*	1,231	4,702
Pozen, Inc.*	1,184	5,837
Questcor Pharmaceuticals, Inc.[b]	194	5,963
Repros Therapeutics, Inc.*	693	14,096
Sagent Pharmaceuticals, Inc.*	348	5,756
Santarus, Inc.*	357	6,558
Sciclone Pharmaceuticals, Inc.*	1,357	6,419
Sucampo Pharmaceuticals, Inc. — Class A*	960	9,130
Transcept Pharmaceuticals, Inc.*	1,320	5,227
Ventrus Biosciences, Inc.*	1,994	5,344
ViroPharma, Inc.*	264	7,194
Vivus, Inc.*,b	583	7,748
XenoPort, Inc.*	863	5,359
Zogenix, Inc.*	3,427	5,929

Total Pharmaceuticals		241,370

Professional Services - 1.4%
Acacia Research Corp.*	191	4,550
Advisory Board Co. (The)*	121	5,947
Barrett Business Services, Inc.	122	6,459
CBIZ, Inc.*	954	6,191
CDI Corp.	362	5,672
Corporate Executive Board Co. (The)	108	6,087
CRA International, Inc.*	279	5,145
Dolan Co. (The)*	2,247	3,887
Exponent, Inc.	116	6,113
Franklin Covey Co.*	388	5,463
FTI Consulting, Inc.*	165	5,465
GP Strategies Corp.*	261	5,755
Heidrick & Struggles International, Inc.	415	5,486
Hill International, Inc.*	2,084	5,731
Hudson Global, Inc.*	1,555	5,131
Huron Consulting Group, Inc.*	156	6,518
ICF International, Inc.*	233	6,317
Insperity, Inc.	224	6,189
Kelly Services, Inc. — Class A	332	5,651
Kforce, Inc.	380	5,746
Korn/Ferry International*	349	5,776
Mistras Group, Inc.*	264	5,003
Navigant Consulting, Inc.*	469	5,783
Odyssey Marine Exploration, Inc.*	1,877	5,537
On Assignment, Inc.*	248	6,019
Pendrell Corp.*	18,272	30,880
Resources Connection, Inc.	484	5,498
RPX Corp.*	442	5,927
TrueBlue, Inc.*	294	6,092

56	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	VALUE

VSE Corp.	250	$7,622
WageWorks, Inc.*	251	6,428

Total Professional Services		204,068

Real Estate Investment Trusts (REITs) - 2.4%
Acadia Realty Trust	119	3,397
AG Mortgage Investment Trust, Inc.	132	3,415
Agree Realty Corp.	120	3,608
Alexander’s, Inc.	10	3,080
American Assets Trust, Inc.	103	3,477
American Capital Mortgage Investment Corp.	132	3,506
AmREIT, Inc.	180	3,422
Anworth Mortgage Asset Corp.	533	3,363
Apollo Commercial Real Estate Finance, Inc.	194	3,442
Apollo Residential Mortgage, Inc.	154	3,428
Ares Commercial Real Estate Corp.	197	3,316
ARMOUR Residential REIT, Inc.	523	3,394
Ashford Hospitality Trust, Inc.	273	3,516
Associated Estates Realty Corp.	179	3,199
Campus Crest Communities, Inc.	241	3,292
CapLease, Inc.	533	3,742
Capstead Mortgage Corp.	261	3,466
Cedar Realty Trust, Inc.	567	3,634
Chatham Lodging Trust	191	3,497
Chesapeake Lodging Trust	145	3,431
Colonial Properties Trust	148	3,435
Colony Financial, Inc.	151	3,367
Coresite Realty Corp.	95	3,437
Cousins Properties, Inc.	308	3,363
CubeSmart	210	3,690
CyrusOne, Inc.	146	3,503
CYS Investments, Inc.	285	3,543
DCT Industrial Trust, Inc.	451	3,531
DiamondRock Hospitality Co.	367	3,663
DuPont Fabros Technology, Inc.	136	3,419
Dynex Capital, Inc.	305	3,279
EastGroup Properties, Inc.	57	3,595
Education Realty Trust, Inc.	318	3,495
EPR Properties	65	3,675
Equity One, Inc.	138	3,518
Excel Trust, Inc.	245	3,731
FelCor Lodging Trust, Inc.*	569	3,403
First Industrial Realty Trust, Inc.	198	3,552
First Potomac Realty Trust	230	3,680
Franklin Street Properties Corp.	226	3,451
Getty Realty Corp.	167	3,575
Gladstone Commercial Corp.	171	3,273
Glimcher Realty Trust	289	3,624
Government Properties Income Trust	130	3,386
Gramercy Property Trust, Inc.*	736	3,496
Gyrodyne Co. of America, Inc.	45	3,321
Healthcare Realty Trust, Inc.	119	3,572
Hersha Hospitality Trust	564	3,373

	SHARES	VALUE

Highwoods Properties, Inc.	85	$3,488
Hudson Pacific Properties, Inc.	152	3,467
Inland Real Estate Corp.	335	3,792
Invesco Mortgage Capital, Inc.	150	3,210
Investors Real Estate Trust	334	3,250
iStar Financial, Inc.*	311	3,632
JAVELIN Mortgage Investment Corp.	170	3,424
Kite Realty Group Trust	496	3,274
LaSalle Hotel Properties	134	3,475
Lexington Realty Trust	283	3,625
LTC Properties, Inc.	84	3,906
Medical Properties Trust, Inc.	210	3,379
Monmouth Real Estate Investment Corp. — Class A	301	3,203
National Health Investors, Inc.	51	3,378
New York Mortgage Trust, Inc.	458	3,270
NorthStar Realty Finance Corp.	351	3,499
Omega Healthcare Investors, Inc.	112	3,681
One Liberty Properties, Inc.	152	3,487
Parkway Properties, Inc.	180	3,281
Pebblebrook Hotel Trust	129	3,504
Pennsylvania Real Estate Investment Trust	171	3,545
Pennymac Mortgage Investment Trust	130	3,283
Potlatch Corp.	73	3,457
PS Business Parks, Inc.	43	3,431
RAIT Financial Trust	416	3,553
Ramco-Gershenson Properties Trust	199	3,477
Redwood Trust, Inc.	147	3,355
Resource Capital Corp.	508	3,348
Retail Opportunity Investments Corp.	240	3,554
RLJ Lodging Trust	151	3,479
Rouse Properties, Inc.	186	3,525
Ryman Hospitality Properties	74	3,290
Sabra Health Care REIT, Inc.	120	3,578
Saul Centers, Inc.	76	3,405
Select Income REIT	128	3,652
Silver Bay Realty Trust Corp.	182	3,473
Sovran Self Storage, Inc.	52	3,567
Spirit Realty Capital, Inc.	175	3,768
STAG Industrial, Inc.	158	3,482
Starwood Property Trust, Inc.	118	3,244
Strategic Hotels & Resorts, Inc.*	400	3,228
Summit Hotel Properties, Inc.	330	3,297
Sun Communities, Inc.	68	3,478
Sunstone Hotel Investors, Inc.*	276	3,425
Terreno Realty Corp.	188	3,538
Two Harbors Investment Corp.	239	2,863
UMH Properties, Inc.	326	3,602
Universal Health Realty Income Trust	58	3,116
Urstadt Biddle Properties, Inc. — Class A	154	3,430
Washington Real Estate Investment Trust	122	3,484
Western Asset Mortgage Capital Corp.	144	3,226
Whitestone REIT	221	3,646

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	57

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	VALUE

Winthrop Realty Trust	265	$3,368
ZAIS Financial Corp.*	161	3,326

Total Real Estate Investment Trusts (REITs)		352,293

Real Estate Management & Development - 0.2%
AV Homes, Inc.*	258	3,331
Consolidated-Tomoka Land Co.	85	3,163
Forestar Group, Inc.*	149	3,209
Kennedy-Wilson Holdings, Inc.	212	3,526
Tejon Ranch Co.*	110	3,210
Thomas Properties Group, Inc.	649	3,303
Zillow, Inc.*	60	3,530

Total Real Estate Management & Development		23,272

Road & Rail - 0.7%
Amerco, Inc.	32	5,142
Arkansas Best Corp.	538	5,654
Avis Budget Group, Inc.*	207	5,970
Celadon Group, Inc.	297	4,987
Genesee & Wyoming, Inc. — Class A*	68	5,794
Heartland Express, Inc.	463	6,283
Knight Transportation, Inc.	390	6,092
Marten Transport Ltd.	307	6,254
Old Dominion Freight Line, Inc.*	165	6,352
Patriot Transportation Holding, Inc.*	217	6,282
Quality Distribution, Inc.*	717	5,707
Roadrunner Transportation Systems, Inc.*	271	6,100
Saia, Inc.*	174	7,120
Swift Transportation Co.*	433	6,071
Universal Truckload Services, Inc.*	267	6,739
Werner Enterprises, Inc.	259	5,947

Total Road & Rail		96,494

Semiconductors & Semiconductor Equipment - 3.1%
Advanced Energy Industries, Inc.*	321	5,451
Alpha & Omega Semiconductor Ltd.*	628	4,547
Ambarella, Inc.*	375	5,138
Amkor Technology, Inc.*,b	1,388	5,871
Anadigics, Inc.*	2,861	6,008
Applied Micro Circuits Corp.*	752	5,610
ATMI, Inc.*	248	5,394
Axcelis Technologies, Inc.*	4,818	6,263
AXT, Inc.*	1,891	5,427
Brooks Automation, Inc.	550	5,346
Cabot Microelectronics Corp.*	390	13,069
Cavium, Inc.*	148	4,655
CEVA, Inc.*	362	5,524
Cirrus Logic, Inc.*	243	4,692
Cohu, Inc.	597	5,713
Cymer, Inc.*	59	6,181
Diodes, Inc.*	271	5,490
DSP Group, Inc.*	696	5,617
Entegris, Inc.*	579	5,489
Entropic Communications, Inc.*	1,402	5,945
Exar Corp.*	537	5,789

	SHARES	VALUE

First Solar, Inc.*	539	$25,096
Formfactor, Inc.*	1,177	5,826
GSI Technology, Inc.*	848	5,292
GT Advanced Technologies, Inc.*,b	4,958	19,485
Hittite Microwave Corp.*	92	5,162
Inphi Corp.*	552	5,194
Integrated Device Technology, Inc.*	764	5,432
Integrated Silicon Solution, Inc.*	597	5,475
Intermolecular, Inc.*	571	4,973
International Rectifier Corp.*	268	5,684
Intersil Corp. — Class A	636	4,935
IXYS Corp.	590	5,345
Kopin Corp.*	1,519	5,028
Lattice Semiconductor Corp.*	1,038	4,827
LTX-Credence Corp.*	924	5,452
M/A-COM Technology Solutions Holdings, Inc.*	347	4,868
Mattson Technology, Inc.*	4,114	6,336
MaxLinear, Inc. — Class A*	938	5,844
MEMC Electronic Materials, Inc.*	1,290	6,966
Micrel, Inc.	535	5,382
Microsemi Corp.*	248	5,158
Mindspeed Technologies, Inc.*	1,610	3,687
MKS Instruments, Inc.	210	5,643
Monolithic Power Systems, Inc.	232	5,596
MoSys, Inc.*	1,162	5,252
Nanometrics, Inc.*	377	5,289
NeoPhotonics Corp.*	1,056	5,819
NVE Corp.*	102	5,413
Omnivision Technologies, Inc.*	402	5,391
PDF Solutions, Inc.*	348	5,954
Peregrine Semiconductor Corp.*	565	5,458
Pericom Semiconductor Corp.*	820	5,297
Photronics, Inc.*	874	6,896
PLX Technology, Inc.*	1,278	5,968
Power Integrations, Inc.	131	5,425
QuickLogic Corp.*	2,185	5,594
Rambus, Inc.*	991	6,897
RF Micro Devices, Inc.*	1,074	6,025
Rubicon Technology, Inc.*	866	6,417
Rudolph Technologies, Inc.*	484	5,648
Semtech Corp.*	160	5,131
Sigma Designs, Inc.*	1,141	5,431
Silicon Image, Inc.*	1,148	5,660
Spansion, Inc. — Class A*	452	5,872
SunPower Corp.*	1,309	17,789
Supertex, Inc.	256	5,397
Tessera Technologies, Inc.	301	6,131
TriQuint Semiconductor, Inc.*	1,148	6,704
Ultra Clean Holdings*	874	5,471
Ultratech, Inc.*	143	4,214
Veeco Instruments, Inc.*	148	5,634
Volterra Semiconductor Corp.*	397	5,165

Total Semiconductors & Semiconductor Equipment		457,247

58	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	VALUE

Software - 2.2%
Accelrys, Inc.*	630	$6,205
ACI Worldwide, Inc.*	116	5,453
Actuate Corp.*	952	5,845
Advent Software, Inc.*	121	3,514
American Software, Inc. — Class A	655	5,443
Aspen Technology, Inc.*	175	5,334
AVG Technologies NV*	408	6,659
Blackbaud, Inc.	191	5,598
Bottomline Technologies , Inc.*	203	5,319
BroadSoft, Inc.*	200	5,112
Callidus Software, Inc.*	1,231	5,281
CommVault Systems, Inc.*	69	5,074
Comverse, Inc.*	198	5,253
Digimarc Corp.	255	5,595
Ebix, Inc.	359	6,681
Ellie Mae, Inc.*	240	6,245
EPIQ Systems, Inc.	402	5,616
ePlus, Inc.	120	5,458
Exa Corp.*	548	4,088
Fair Isaac Corp.	74	3,447
FalconStor Software, Inc.*	2,127	3,510
FleetMatics Group PLC*	230	5,398
Glu Mobile, Inc.*,b	1,848	5,692
Guidance Software, Inc.*	519	5,460
Guidewire Software, Inc.*	148	5,932
Imperva, Inc.*	146	5,691
Infoblox, Inc.*	261	5,771
Interactive Intelligence Group, Inc.*	129	5,344
Jive Software, Inc.*	349	4,743
Manhattan Associates, Inc.*	76	5,336
Mentor Graphics Corp.	319	5,825
MicroStrategy, Inc. — Class A*	55	4,960
Monotype Imaging Holdings, Inc.	242	5,612
Netscout Systems, Inc.*	232	5,292
Pegasystems, Inc.	196	4,961
Progress Software Corp.*	250	5,642
Proofpoint, Inc.*	336	6,155
PROS Holdings, Inc.*	209	5,417
PTC, Inc.*	225	5,402
QAD, Inc. — Class A	435	5,255
QLIK Technologies, Inc.*	217	5,644
Qualys, Inc.*	463	5,093
RealPage, Inc.*,b	278	5,671
Rosetta Stone, Inc.*	375	6,349
Sapiens International Corp. NV	1,064	6,161
SeaChange International, Inc.*	471	5,115
Sourcefire, Inc.*	98	4,680
SS&C Technologies Holdings, Inc.*	190	5,831
Synchronoss Technologies, Inc.*	187	5,300
Take-Two Interactive Software, Inc.*	352	5,372
Tangoe, Inc.*	462	5,941
TeleNav, Inc.*	869	4,554
TiVo, Inc.*	463	5,426

	SHARES	VALUE

Tyler Technologies, Inc.*	94	$5,945
Ultimate Software Group, Inc.*	55	5,312
VASCO Data Security International, Inc.*	668	5,685
Verint Systems, Inc.*	161	5,319
VirnetX Holding Corp.*	291	5,942
Websense, Inc.*	375	6,690

Total Software		320,648

Specialty Retail - 2.3%
Aeropostale, Inc.*	420	6,157
America’s Car-Mart, Inc.*	117	5,414
ANN, Inc.*	193	5,701
Asbury Automotive Group, Inc.*	152	6,094
Barnes & Noble, Inc.*	347	6,291
Bebe Stores, Inc.	1,325	7,499
Big 5 Sporting Goods Corp.	369	6,199
Body Central Corp.*	610	6,210
Brown Shoe Co., Inc.	342	5,783
Buckle, Inc. (The)	120	5,826
Cabela’s, Inc.*	93	5,971
Cato Corp. (The) — Class A	233	5,594
Children’s Place Retail Stores, Inc. (The)*	126	6,164
Citi Trends, Inc.*	553	6,509
Conn’s, Inc.*	157	6,800
Destination Maternity Corp.	238	5,652
Destination XL Group, Inc.*	1,117	5,563
Express, Inc.*	320	5,827
Finish Line, Inc. (The) — Class A	306	5,933
Five Below, Inc.*	141	5,075
Francesca’s Holdings Corp.*	186	5,312
Genesco, Inc.*	95	5,847
Group 1 Automotive, Inc.	94	5,685
Haverty Furniture Cos., Inc.	273	6,492
hhgregg, Inc.*	505	6,822
Hibbett Sports, Inc.*	101	5,540
HOT Topic, Inc.	404	5,636
JOS A Bank Clothiers, Inc.*	138	6,028
Kirkland’s, Inc.*	511	6,163
Lithia Motors, Inc. — Class A	121	5,992
Lumber Liquidators Holdings, Inc.*	80	6,557
MarineMax, Inc.*	409	4,740
Mattress Firm Holding Corp.*	181	6,936
Men’s Wearhouse, Inc. (The)	167	5,594
Monro Muffler Brake, Inc.	139	5,749
New York & Co., Inc.*	1,334	5,950
Office Depot, Inc.*	1,408	5,435
OfficeMax, Inc.	476	5,479
Penske Automotive Group, Inc.	168	5,195
Pep Boys- Manny, Moe & Jack*	477	5,533
Pier 1 Imports, Inc.	246	5,710
RadioShack Corp.	1,672	5,300
Rent-A-Center, Inc.	152	5,309
Restoration Hardware Holdings, Inc.*	158	6,154
Rue21, Inc.*	198	6,316
Select Comfort Corp.*	296	6,281

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	59

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	VALUE

Shoe Carnival, Inc.	272	$5,666
Sonic Automotive, Inc. — Class A	244	5,366
Stage Stores, Inc.	216	5,981
Stein Mart, Inc.	646	5,110
Systemax, Inc.	554	5,075
Tilly’s, Inc.*	436	6,296
Vitamin Shoppe, Inc.*	114	5,603
West Marine, Inc.*	486	5,749
Wet Seal, Inc. (The) — Class A*	1,854	6,044
Winmark Corp.	89	5,506
Zumiez, Inc.*	245	7,098

Total Specialty Retail		335,511

Textiles, Apparel & Luxury Goods - 1.0%
Cherokee, Inc.	405	5,277
Columbia Sportswear Co.[b]	96	5,626
Crocs, Inc.*	376	6,024
Culp, Inc.	849	13,788
Delta Apparel, Inc.*	348	4,656
Fifth & Pacific Cos., Inc.*	296	6,104
G-III Apparel Group Ltd.*	143	5,814
Iconix Brand Group, Inc.*	219	6,274
Jones Group, Inc. (The)	436	6,104
K-Swiss, Inc. — Class A*	1,188	5,631
Maidenform Brands, Inc.*	318	5,724
Movado Group, Inc.	165	4,990
Oxford Industries, Inc.	101	5,972
Perry Ellis International, Inc.	305	5,359
Quiksilver, Inc.*	903	6,077
R.G. Barry Corp.	429	5,916
Skechers U.S.A., Inc. — Class A*	278	5,777
Steven Madden Ltd.*	130	6,322
True Religion Apparel, Inc.	215	5,818
Tumi Holdings, Inc.*	243	5,596
Unifi, Inc.*	703	13,708
Vera Bradley, Inc.*,b	237	5,408
Wolverine World Wide, Inc.	126	6,019

Total Textiles, Apparel & Luxury Goods		147,984

Thrifts & Mortgage Finance - 1.3%
Astoria Financial Corp.	343	3,289
Bank Mutual Corp.	588	3,046
BankFinancial Corp.	409	3,227
Beneficial Mutual Bancorp, Inc.*	326	2,787
Berkshire Hills Bancorp, Inc.	131	3,388
BofI Holding, Inc.*	93	3,793
Brookline Bancorp, Inc.	363	3,049
Cape Bancorp, Inc.	360	3,244
Charter Financial Corp.	327	3,326
Clifton Savings Bancorp, Inc.	264	3,171
Dime Community Bancshares, Inc.	231	3,296
Doral Financial Corp.*	4,681	3,526
ESB Financial Corp.	239	3,346
ESSA Bancorp, Inc.	299	3,220
EverBank Financial Corp.	216	3,456

	SHARES	VALUE

Federal Agricultural Mortgage Corp. — Class C	103	$3,273
First Defiance Financial Corp.	142	3,215
First Federal Bancshares of Arkansas, Inc.*	344	3,333
First Financial Northwest, Inc.*	411	3,329
First Pactrust Bancorp, Inc.	291	3,306
Flushing Financial Corp.	200	3,036
Fox Chase Bancorp, Inc.	199	3,365
Franklin Financial Corp.	183	3,327
Heritage Financial Group, Inc.	233	3,446
Hingham Institution for Savings	48	3,264
Home Bancorp, Inc.*	178	3,222
Home Federal Bancorp, Inc.	267	3,252
Home Loan Servicing Solutions Ltd.	143	3,239
HomeStreet, Inc.	144	3,096
Kearny Financial Corp.*	315	3,103
Meridian Interstate Bancorp, Inc.*	177	3,237
MGIC Investment Corp.*	752	4,061
NASB Financial, Inc.*	148	3,374
Nationstar Mortgage Holdings, Inc.*	94	3,456
Northfield Bancorp, Inc.	296	3,481
Northwest Bancshares, Inc.	264	3,234
OceanFirst Financial Corp.	231	3,283
Ocwen Financial Corp.*	90	3,292
Oritani Financial Corp.	216	3,342
Peoples Federal Bancshares, Inc.	176	3,284
Provident Financial Holdings, Inc.	195	3,159
Provident Financial Services, Inc.	217	3,327
Provident New York Bancorp	367	3,318
Radian Group, Inc.	326	3,896
Rockville Financial, Inc.	257	3,341
Roma Financial Corp.	209	3,557
SI Financial Group, Inc.	272	3,155
Simplicity Bancorp, Inc.	219	3,285
Territorial Bancorp, Inc.	139	3,250
Tree.com, Inc.	187	3,828
TrustCo Bank Corp. NY	592	3,173
United Financial Bancorp, Inc.	222	3,288
ViewPoint Financial Group, Inc.	162	3,016
Walker & Dunlop, Inc.*	185	3,295
Waterstone Financial, Inc.*	385	3,076
Westfield Financial, Inc.	433	3,260
WSFS Financial Corp.	68	3,328

Total Thrifts & Mortgage Finance		188,566

Tobacco - 0.7%
Alliance One International, Inc.*	8,052	30,195
Universal Corp.	571	32,861
Vector Group Ltd.	2,021	32,963

Total Tobacco		96,019

Trading Companies & Distributors - 0.8%
Aceto Corp.	1,198	12,459
Aircastle Ltd.	456	6,366

60	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2013

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	VALUE

Applied Industrial Technologies, Inc.	138	$5,830
Beacon Roofing Supply, Inc.*	351	13,384
CAI International, Inc.*	215	5,480
DXP Enterprises, Inc.*	84	5,618
Edgen Group, Inc.*	2,063	14,131
H&E Equipment Services, Inc.	312	6,352
Houston Wire & Cable Co.	488	6,646
Kaman Corp.	173	5,846
Rush Enterprises, Inc. — Class A*	255	5,837
TAL International Group, Inc.	139	5,755
Textainer Group Holdings Ltd.	158	6,110
Titan Machinery, Inc.*	225	5,076
Watsco, Inc.	160	13,501
Willis Lease Finance Corp.*	409	5,804

Total Trading Companies & Distributors		124,195

Transportation Infrastructure - 0.0%[a]
Wesco Aircraft Holdings, Inc.*	428	7,066

Total Transportation Infrastructure		7,066

Water Utilities - 1.4%
American States Water Co.	506	28,073
Artesian Resources Corp. — Class A	1,290	30,405
California Water Service Group	1,464	29,353
Connecticut Water Service, Inc.	996	28,366
Middlesex Water Co.	1,473	28,886
SJW Corp.	1,039	26,349
York Water Co.	1,520	28,500

Total Water Utilities		199,932

Wireless Telecommunication Services - 0.8%
Leap Wireless International, Inc.*	5,086	29,092
NTELOS Holdings Corp.	2,207	32,487
Shenandoah Telecommunications Co.	1,868	30,616
USA Mobility, Inc.	2,198	29,827

Total Wireless Telecommunication Services		122,022

Total Common Stocks (Cost $13,346,695)		14,354,379

EXCHANGE TRADED FUNDS - 0.5%
iShares Russell 2000 Index Fund	740	69,663

Total Exchange Traded Funds (Cost $69,512)		69,663

SHORT TERM INVESTMENTS - 0.4%
SSgA Government Money Market Fund	61,714	61,714

Total Short Term Investments (Cost $61,714)		61,714

	FACE AMOUNT	VALUE

SECURITIES LENDING COLLATERAL - 1.4%[c]
Repurchase Agreements:
Deutsche Bank Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[d]	$32,380	$32,380
HSBC Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[d]	142,474	142,474
RBS Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[d]	22,499	22,499

Total Securities Lending Collateral (Cost $197,353)		197,353

Total Investments - 101.3%[e] (Cost $13,675,274)		14,683,109

Other Assets and Liabilities, net - (1.3)%		(194,829)

Net Assets - 100.0%		$14,488,280

*	Non-Income Producing Security.
[a]	Amount represents less than 0.05% of net assets.
[b]	All or a portion of this security was on loan as of April 30, 2013.
[c]	Securities lending collateral (Note 8).
[d]	Values determined based on Level 2 inputs. (Note 4).
[e]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
REIT — Real Estate Investment Trust

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	61

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2013

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

	SHARES	VALUE

COMMON STOCKS - 82.8%
Aerospace & Defense - 0.3%
Embraer SA ADR	322	$11,248
Korea Aerospace Industries Ltd.	630	16,017

Total Aerospace & Defense		27,265

Air Freight & Logistics - 0.1%
Hyundai Glovis Co., Ltd.	75	12,599

Total Air Freight & Logistics		12,599

Airlines - 1.6%
Air China Ltd. — Class H	18,284	14,796
AirAsia BHD	39,400	37,943
China Airlines Ltd.*	39,400	15,019
China Southern Airlines Co., Ltd. — Class H	29,676	15,602
Eva Airways Corp.*	27,000	15,050
Gol Linhas Aereas Inteligentes SA ADR*	3,092	19,108
Korean Air Lines Co., Ltd.*	334	10,706
Latam Airlines Group SA ADR	823	17,036
Turk Hava Yollari*	4,648	19,334

Total Airlines		164,594

Auto Components - 0.8%
Cheng Shin Rubber Industry Co., Ltd.	6,260	21,191
Hankook Tire Co., Ltd.	325	14,136
Hyundai Mobis	52	11,804
Hyundai Wia Corp.	96	12,378
Mando Corp.	115	8,771
Nan Kang Rubber Tire Co., Ltd.	11,568	13,660

Total Auto Components		81,940

Automobiles - 1.8%
Astra International Tbk PT	22,500	17,010
Brilliance China Automotive Holdings Ltd.*	11,712	14,337
Byd Co., Ltd. — Class H*	4,532	16,176
China Motor Corp.	18,000	17,535
Dongfeng Motor Group Co., Ltd. — Class H	12,000	17,875
Geely Automobile Holdings Ltd.	31,328	15,744
Great Wall Motor Co., Ltd. — Class H	2,968	12,869
Guangzhou Automobile Group Co., Ltd. — Class H	18,408	15,181
Hyundai Motor Co.	62	11,231
Kia Motors Corp.	270	13,435
Tofas Turk Otomobil Fabrikasi AS	3,001	20,916
Yulon Motor Co., Ltd.	9,000	15,431

Total Automobiles		187,740

Beverages - 0.6%
Coca-Cola Femsa SAB de CV ADR	126	20,332
Fomento Economico Mexicano SAB de CV ADR	177	20,070
Grupo Modelo SAB de CV — Series C	2,111	19,185

Total Beverages		59,587

	SHARES	VALUE

Building Products - 0.2%
KCC Corp.	54	$16,034

Total Building Products		16,034

Capital Markets - 1.2%
China Everbright Ltd.	12,000	19,081
CITIC Securities Co., Ltd.	6,232	14,133
Daewoo Securities Co., Ltd.	1,230	12,174
Haitong Securities Co., Ltd. — Class H*	9,600	13,978
Hyundai Securities Co., Ltd.	1,710	11,878
Investec Ltd.	2,223	15,931
Samsung Securities Co., Ltd.	264	12,130
Woori Investment & Securities Co., Ltd.	1,170	12,005
Yuanta Financial Holding Co., Ltd.	31,068	15,791

Total Capital Markets		127,101

Chemicals - 3.9%
Alpek SA de CV	9,315	22,206
Braskem SA ADR	1,115	19,680
Cheil Industries, Inc.	168	14,477
China Petrochemical Development Corp.	26,312	14,220
Formosa Chemicals & Fibre Corp.	6,000	14,048
Formosa Plastics Corp.	6,000	14,557
Hanwha Chemical Corp.	750	11,135
Hanwha Corp.	450	12,749
Huabao International Holdings Ltd.	30,000	13,762
Hyosung Corp.	261	13,129
Indorama Ventures PCL	18,510	14,821
Kumho Petrochemical Co., Ltd.	127	10,990
LCY Chemical Corp.	12,000	14,211
LG Chem Ltd.	51	12,040
Lotte Chemical Corp.	63	9,296
Mexichem SAB de CV	4,243	21,601
Nan Ya Plastics Corp.	9,000	17,932
OCI Co., Ltd.	87	11,178
Oriental Union Chemical Corp.	15,000	16,544
Petronas Chemicals Group BHD	18,000	38,633
PTT Global Chemical PCL	5,711	14,205
Sociedad Quimica y Minera de Chile SA ADR	349	17,272
Taiwan Fertilizer Co., Ltd.	6,000	14,353
TSRC Corp.	5,900	11,655
Uralkali OJSC GDR	484	17,516
Yingde Gases	13,272	12,775

Total Chemicals		404,985

Commercial Banks - 10.9%
ABSA Group Ltd.	886	14,568
Agricultural Bank of China Ltd. — Class H	29,664	14,181
Akbank TAS	3,878	20,369
Asya Katilim Bankasi AS*	14,996	18,145
Banco de Chile	151,868	23,658
Banco Santander Brasil SA ADR	1,230	9,127
Banco Santander Chile ADR	689	18,355

62	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

	SHARES	VALUE

BanColombia SA ADR	877	$59,434
Bangkok Bank PCL	2,141	16,559
Bank Central Asia Tbk PT	16,684	18,447
Bank Mandiri (Persero) Tbk PT	16,500	17,819
Bank Negara Indonesia Persero Tbk PT	43,500	24,160
Bank of Ayudhya PCL	13,929	15,543
Bank of China Ltd. — Class H	32,620	15,258
Bank of Communications Co., Ltd. — Class H	18,444	14,664
Bank Pekao SA	598	28,674
Bank Rakyat Indonesia Persero Tbk PT	19,500	18,853
BDO Unibank, Inc.*	27,135	60,454
BS Financial Group, Inc.	960	12,640
Chang Hwa Commercial Bank	29,088	16,608
China Citic Bank Corp., Ltd. — Class H	23,520	13,244
China Construction Bank Corp. — Class H	17,752	14,868
China Development Financial Holding Corp.*	54,000	14,931
China Merchants Bank Co., Ltd. — Class H	7,704	16,419
China Minsheng Banking Corp., Ltd. — Class H	11,896	15,283
Chinatrust Financial Holding Co., Ltd.	27,168	16,478
Chongqing Rural Commercial Bank Co., Ltd. — Class H	29,592	16,091
CIMB Group Holdings BHD	15,600	39,686
Commercial International Bank Egypt SAE GDR	8,533	37,119
Credicorp Ltd.	114	17,167
E.Sun Financial Holding Co., Ltd.	30,200	18,215
First Financial Holding Co., Ltd.	25,632	15,764
Grupo Financiero Banorte SAB de CV — Class O	2,732	20,577
Hana Financial Group, Inc.	770	24,611
Hua Nan Financial Holdings Co., Ltd.	27,100	15,748
Industrial & Commercial Bank of China — Class H	20,600	14,493
Industrial Bank of Korea	1,140	13,043
Kasikornbank PCL	2,128	15,661
KB Financial Group, Inc. ADR	397	13,022
Komercni Banka AS	89	17,033
Krung Thai Bank PCL	17,097	14,447
Malayan Banking BHD	12,300	38,891
Mega Financial Holding Co., Ltd.	19,956	15,384
Nedbank Group Ltd.	733	15,557
OTP Bank PLC	1,085	22,578
Powszechna Kasa Oszczednosci Bank Polski SA	2,716	28,281
Shinhan Financial Group Co., Ltd. ADR	364	12,482
Siam Commercial Bank PCL	2,722	17,250
Standard Bank Group Ltd.	1,295	16,162
Taishin Financial Holding Co., Ltd.	42,193	18,300
Turkiye Garanti Bankasi AS	4,000	22,080

	SHARES	VALUE

Turkiye Halk Bankasi AS	1,911	$20,831
Turkiye Is Bankasi	5,099	19,674
Turkiye Vakiflar Bankasi Tao	5,886	21,004
VTB Bank OJSC GDR	5,522	17,394
Woori Finance Holdings Co., Ltd.	1,170	12,642
Yapi ve Kredi Bankasi AS	6,493	20,129

Total Commercial Banks		1,140,055

Communications Equipment - 0.1%
ZTE Corp. — Class H	9,040	15,236

Total Communications Equipment		15,236

Computers & Peripherals - 1.6%
Acer, Inc.*	18,000	14,547
Catcher Technology Co., Ltd.	3,000	15,197
Compal Electronics, Inc.	24,000	15,533
Foxconn Technology Co., Ltd.	9,300	24,548
Lenovo Group Ltd.	12,000	10,963
Lite-On Technology Corp.	11,868	21,354
Pegatron Corp.*	12,000	19,639
Quanta Computer, Inc.	6,000	12,402
Simplo Technology Co., Ltd.	3,400	14,458
Wistron Corp.	14,800	15,020

Total Computers & Peripherals		163,661

Construction & Engineering - 2.3%
Aveng Ltd.	4,597	15,097
China Communications Construction Co., Ltd. — Class H	18,012	17,245
China Railway Construction Corp., Ltd. — Class H	14,664	14,795
China Railway Group Ltd. — Class H	30,408	16,026
CTCI Corp.	8,805	17,603
Daelim Industrial Co., Ltd.	159	11,117
Daewoo Engineering & Construction Co., Ltd.*	1,710	11,739
Doosan Heavy Industries and Construction Co., Ltd.	365	13,572
GS Engineering & Construction Corp.	268	7,361
Hyundai Development Co.	630	12,928
Hyundai Engineering & Construction Co., Ltd.	214	11,231
IJM Corp. BHD	21,900	39,229
Larsen & Toubro Ltd. GDR	373	10,519
Orascom Construction Industries GDR*	1,262	40,346
Samsung Engineering Co., Ltd.	98	7,875

Total Construction & Engineering		246,683

Construction Materials - 1.8%
Anhui Conch Cement Co., Ltd. — Class H	4,560	16,511
Asia Cement Corp.	12,496	15,857
BBMG Corp. — Class H	17,968	14,424
Cemex SAB de CV ADR*	1,956	22,008
China National Building Material Co., Ltd. — Class H	12,768	15,070
China Resources Cement Holdings Ltd.	24,820	14,296

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	63

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

	SHARES	VALUE

China Shanshui Cement Group Ltd.	20,968	$11,861
Indocement Tunggal Prakarsa Tbk PT	9,072	24,634
Semen Gresik Persero Tbk PT	10,276	19,448
Siam Cement PCL	1,200	20,198
Taiwan Cement Corp.	12,296	16,332

Total Construction Materials		190,639

Consumer Finance - 0.1%
Samsung Card Co., Ltd.	390	14,962

Total Consumer Finance		14,962

Distributors - 0.3%
Dah Chong Hong Holdings Ltd.	15,500	14,281
Imperial Holdings Ltd.	695	15,374

Total Distributors		29,655

Diversified Financial Services - 1.6%
African Bank Investments Ltd.	4,786	15,180
AMMB Holdings BHD	18,000	39,638
Chailease Holding Co., Ltd.	8,000	24,072
FirstRand Ltd.	4,594	15,947
Fubon Financial Holding Co., Ltd.	11,788	16,836
Haci Omer Sabanci Holding AS	3,278	20,379
Remgro Ltd.	835	16,823
RMB Holdings Ltd.	3,509	15,560

Total Diversified Financial Services		164,435

Diversified Telecommunication Services - 2.1%
China Telecom Corp., Ltd. — Class H	30,000	15,308
China Unicom Hong Kong Ltd. ADR	1,023	14,762
Chunghwa Telecom Co., Ltd. ADR	532	17,152
KT Corp. ADR	835	13,577
LG Uplus Corp.*	1,740	16,431
Oi SA ADR	3,171	7,579
Telefonica Brasil SA ADR	267	7,097
Telefonica Czech Republic AS	1,091	15,782
Telekom Malaysia BHD	21,000	38,100
Telekomunikacja Polska SA	13,954	31,092
Telekomunikasi Indonesia Tbk PT ADR	439	21,015
Turk Telekomunikasyon AS	4,402	20,863

Total Diversified Telecommunication Services		218,758

Electric Utilities - 1.8%
Centrais Eletricas Brasileiras SA ADR	5,586	15,026
CEZ AS	571	16,546
Cia Energetica de Minas Gerais ADR	637	8,173
Cia Paranaense de Energia ADR	1,082	19,303
CPFL Energia SA ADR	685	14,659
Enersis SA ADR	989	18,672
Federal Hydrogenerating Co. JSC ADR	8,176	14,063
Korea Electric Power Corp. ADR*	913	13,074
PGE SA	5,901	30,649
Tenaga Nasional BHD	16,200	41,798

Total Electric Utilities		191,963

Electrical Equipment - 0.7%
Dongfang Electric Corp., Ltd. — Class H	8,396	11,792

	SHARES	VALUE

LS Corp.	174	$12,798
LS Industrial Systems Co., Ltd.	228	12,877
Shanghai Electric Group Co., Ltd. — Class H	42,000	14,720
Zhuzhou CSR Times Electric Co., Ltd. — Class H	5,920	16,363

Total Electrical Equipment		68,550

Electronic Equipment, Instruments & Components - 2.5%
AU Optronics Corp. ADR*	3,831	18,542
Cheng Uei Precision Industry Co., Ltd.	8,924	17,780
Delta Electronics, Inc.	2,680	12,850
E Ink Holdings, Inc.	21,000	15,583
Hon Hai Precision Industry Co., Ltd. GDR	2,891	14,787
Innolux Corp.*	29,820	18,643
LG Display Co., Ltd. ADR*	922	12,650
LG Innotek Co., Ltd.*	204	16,486
Neo Holdings Co., Ltd.*,a	152	69
Samsung Electro-Mechanics Co., Ltd.	156	13,953
Samsung SDI Co., Ltd.	108	12,601
Synnex Technology International Corp.	9,000	15,218
Tripod Technology Corp.	9,132	20,732
Unimicron Technology Corp.	18,000	18,969
Wintek Corp.*	34,498	17,710
WPG Holdings Ltd.	15,208	18,319
Zhen Ding Technology Holding Ltd.	8,870	21,670

Total Electronic Equipment, Instruments & Components		266,562

Energy Equipment & Services - 0.4%
Bumi Armada BHD	28,200	36,982
China Oilfield Services Ltd. — Class H	5,096	10,047

Total Energy Equipment & Services		47,029

Food & Staples Retailing - 2.8%
BIM Birlesik Magazalar AS	382	19,596
Cencosud SA	3,041	17,153
China Resources Enterprise Ltd.	5,828	19,976
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	201	11,167
Controladora Comercial Mexicana SAB de CV	5,701	21,985
CP ALL PCL	8,961	12,976
E-Mart Co., Ltd.	66	12,885
Eurocash SA	1,827	32,902
Magnit OJSC GDR*	439	22,389
Massmart Holdings Ltd.	739	15,303
President Chain Store Corp.	3,000	18,501
Shoprite Holdings Ltd.	811	15,357
Siam Makro PCL	1,500	38,535
Sun Art Retail Group Ltd.	10,352	14,460
Wal-Mart de Mexico SAB de CV — Series V	6,325	20,104

Total Food & Staples Retailing		293,289

64	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

	SHARES	VALUE

Food Products - 2.5%
Charoen Pokphand Foods PCL	12,635	$13,668
China Foods Ltd.	24,000	12,246
China Mengniu Dairy Co., Ltd.	6,000	16,893
CJ CheilJedang Corp.	39	11,545
Indofood Sukses Makmur Tbk PT	25,500	19,277
IOI Corp. BHD	23,100	38,190
Kuala Lumpur Kepong BHD	5,400	38,266
Orion Corp.	12	12,694
Standard Foods Corp.	5,920	20,260
Tiger Brands Ltd.	472	14,666
Tingyi Cayman Islands Holding Corp.	6,000	16,584
Uni-President China Holdings Ltd.	12,400	13,486
Uni-President Enterprises Corp.	8,756	17,238
Want Want China Holdings Ltd.	12,312	19,514

Total Food Products		264,527

Gas Utilities - 0.9%
China Gas Holdings Ltd.	18,428	18,165
ENN Energy Holdings Ltd.	6,852	39,643
Korea Gas Corp.	213	13,674
Perusahaan Gas Negara Persero Tbk PT	37,748	24,266

Total Gas Utilities		95,748

Health Care Equipment & Supplies - 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd. — Class H	12,000	11,520

Total Health Care Equipment & Supplies		11,520

Health Care Providers & Services - 0.4%
Bangkok Dusit Medical Services PCL	2,400	13,819
Life Healthcare Group Holdings Ltd.	4,357	18,389
Sinopharm Group Co. — Class H	4,800	14,257

Total Health Care Providers & Services		46,465

Hotels, Restaurants & Leisure - 0.9%
Genting BHD	12,000	41,413
Genting Malaysia BHD	30,900	38,187
Kangwon Land, Inc.	480	13,577

Total Hotels, Restaurants & Leisure		93,177

Household Durables - 0.6%
Coway Co., Ltd.	300	15,200
Haier Electronics Group Co., Ltd.*	8,740	15,609
LG Electronics, Inc.	192	15,359
Steinhoff International Holdings Ltd.*	5,545	14,785

Total Household Durables		60,953

Household Products - 0.1%
LG Household & Health Care Ltd.	21	11,803

Total Household Products		11,803

Independent Power Producers & Energy Traders - 0.7%
China Longyuan Power Group Corp. — Class H	18,000	16,491
China Resources Power Holdings Co., Ltd.	6,000	19,637
Empresa Nacional de Electricidad SA ADR	370	19,725

	SHARES	VALUE

Huaneng Power International, Inc. — Class H	11,664	$13,482

Total Independent Power Producers & Energy Traders		69,335

Industrial Conglomerates - 3.5%
Alfa SAB de CV — Class A	8,069	18,718
Beijing Enterprises Holdings Ltd.	3,232	24,176
Bidvest Group Ltd.	601	15,614
Citic Pacific Ltd.	9,000	10,890
CJ Corp.	108	14,170
DMCI Holdings, Inc.	48,280	66,919
Doosan Corp.	114	12,732
Far Eastern New Century Corp.	18,064	19,434
KOC Holding AS	3,413	20,648
LG Corp.	224	13,343
Samsung Techwin Co., Ltd.	234	14,554
Shanghai Industrial Holdings Ltd.	6,432	20,388
Sime Darby BHD	12,300	38,163
SK Holdings Co., Ltd.	80	11,514
SM Investments Corp.	2,465	68,572

Total Industrial Conglomerates		369,835

Insurance - 2.5%
Cathay Financial Holding Co., Ltd.	11,896	16,003
China Life Insurance Co., Ltd.*	19,106	19,390
China Life Insurance Co., Ltd. — Class H	6,000	16,391
China Pacific Insurance Group Co., Ltd. — Class H	4,200	15,099
Dongbu Insurance Co., Ltd.	333	13,440
Hanwha Life Insurance Co., Ltd.	2,100	12,776
Hyundai Marine & Fire Insurance Co., Ltd.	510	14,356
New China Life Insurance Co., Ltd.	3,900	14,498
People’s Insurance Co. Group of China Ltd.*	27,000	14,125
PICC Property & Casualty Co., Ltd. — Class H	12,000	15,401
Ping An Insurance Group Co. of China Ltd. — Class H	1,332	10,547
Powszechny Zaklad Ubezpieczen SA	240	33,081
Samsung Fire & Marine Insurance Co., Ltd.	66	13,574
Samsung Life Insurance Co., Ltd.	147	14,482
Sanlam Ltd.	3,336	17,080
Shin Kong Financial Holding Co., Ltd.*	54,000	17,053

Total Insurance		257,296

Internet Software & Services - 0.4%
NHN Corp.	58	15,589
Tencent Holdings Ltd.	644	22,090

Total Internet Software & Services		37,679

IT Services - 0.2%
SK C&C Co., Ltd.	150	12,585
Wipro Ltd. ADR	1,159	9,260

Total IT Services		21,845

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	65

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

	SHARES	VALUE

Leisure Equipment & Products - 0.2%
Merida Industry Co., Ltd.	3,000	$18,298

Total Leisure Equipment & Products		18,298

Machinery - 1.4%
Airtac International Group	2,935	15,564
CSR Corp., Ltd. — Class H	19,348	12,740
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	510	12,249
Doosan Infracore Co., Ltd.*	960	11,376
Hiwin Technologies Corp.	2,916	20,552
Hyundai Heavy Industries Co., Ltd.	69	12,593
Hyundai Mipo Dockyard	132	12,945
Samsung Heavy Industries Co., Ltd.	420	13,367
United Tractors Tbk PT	10,500	19,169
Weichai Power Co., Ltd. — Class H	2,868	9,996
Zoomlion Heavy Industry Science and Technology Co., Ltd. — Class H	11,456	11,470

Total Machinery		152,021

Marine - 0.6%
China COSCO Holdings Co., Ltd. — Class H*	28,304	11,963
China Shipping Container Lines Co., Ltd. — Class H*,b	51,228	12,212
China Shipping Development Co., Ltd. — Class H	24,268	10,413
Evergreen Marine Corp. Taiwan Ltd.*	27,499	16,073
Yang Ming Marine Transport Corp.*	36,000	16,163

Total Marine		66,824

Media - 1.0%
BEC World PCL	6,330	14,450
Cheil Worldwide, Inc.*	570	14,078
Global Mediacom Tbk PT	84,000	18,792
Grupo Televisa SA ADR	754	19,091
Media Nusantara Citra Tbk PT	69,000	22,178
Naspers Ltd. — Class N	250	16,713

Total Media		105,302

Metals & Mining - 4.8%
African Rainbow Minerals Ltd.	758	14,927
Aluminum Corp. of China Ltd. ADR*	1,394	13,452
Angang Steel Co., Ltd. — Class H*	23,268	13,702
Anglo American Platinum Ltd.*	330	12,505
AngloGold Ashanti Ltd. ADR	646	12,597
ArcelorMittal South Africa Ltd.*	4,826	12,352
Assore Ltd.	418	13,588
CAP SA	548	17,259
China Steel Corp.	17,156	15,114
Cia de Minas Buenaventura SA ADR	661	13,233
Cia Siderurgica Nacional SA ADR	2,349	9,396
Eregli Demir ve Celik Fabrikalari TAS	16,879	19,294
Gerdau SA ADR	439	3,446
Gold Fields Ltd. ADR	1,935	14,435
Grupo Mexico SAB de CV — Series B	5,684	20,320
Harmony Gold Mining Co., Ltd. ADR	2,497	12,810

	SHARES	VALUE

Hyundai Hysco Co., Ltd.	420	$11,746
Hyundai Steel Co.	182	12,593
Impala Platinum Holdings Ltd.	989	13,483
Industrias CH SAB de CV*	2,448	19,704
Industrias Penoles SAB de CV	422	17,599
Jiangxi Copper Co., Ltd. — Class H	6,444	12,489
KGHM Polska Miedz SA	508	23,796
Korea Zinc Co., Ltd.	39	11,173
Koza Altin Isletmeleri AS	781	15,590
Kumba Iron Ore Ltd.	243	12,804
Mechel ADR	3,437	14,023
MMC Norilsk Nickel OJSC ADR	1,073	16,438
Novolipetsk Steel OJSC GDR	974	16,168
POSCO ADR	171	12,310
Severstal OAO GDR	1,674	14,154
Shougang Fushan Resources Group Ltd.	36,748	14,348
Southern Copper Corp.	451	15,032
Sterlite Industries (India) Ltd. ADR	1,412	10,209
Zhaojin Mining Industry Co., Ltd. — Class H	10,576	11,747
Zijin Mining Group Co., Ltd. — Class Hb	47,248	13,942

Total Metals & Mining		507,778

Multiline Retail - 1.2%
Far Eastern Department Stores Co., Ltd.	18,140	16,043
Golden Eagle Retail Group Ltd.	5,724	10,075
Hyundai Department Store Co., Ltd.	98	14,238
Intime Department Store Group Co., Ltd.	12,224	14,491
Lotte Shopping Co., Ltd.	39	14,555
Parkson Retail Group Ltd.	22,500	12,177
S.A.C.I. Falabella	1,629	18,605
Shinsegae Co., Ltd.	66	14,173
Woolworths Holdings Ltd.	2,127	16,561

Total Multiline Retail		130,918

Oil, Gas & Consumable Fuels - 5.9%
Adaro Energy Tbk PT	112,500	14,232
Banpu PCL	874	10,125
Bumi Resources Tbk PT	225,500	15,540
China Coal Energy Co., Ltd. — Class H	16,216	12,474
China Petroleum & Chemical Corp. — Class H	18,196	19,906
China Shenhua Energy Co., Ltd. — Class H	4,724	16,709
CNOOC Ltd. ADR	74	13,863
Ecopetrol SA ADR	980	46,619
Empresas COPEC SA	1,259	18,024
Exxaro Resources Ltd.	793	12,424
Formosa Petrochemical Corp.	5,908	16,075
Gazprom OAO ADR	2,010	15,949
GS Holdings	216	10,670
Indo Tambangraya Megah Tbk PT	4,500	17,010
IRPC PCL	99,626	13,917
Kunlun Energy Co., Ltd.	6,380	12,480

66	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

	SHARES	VALUE

Lukoil OAO ADR	300	$19,020
MOL Hungarian Oil and Gas PLC	297	21,062
NovaTek OAO GDR	172	17,406
Pacific Rubiales Energy Corp.	2,410	50,807
PetroChina Co., Ltd. — Class H	12,000	15,262
Polski Koncern Naftowy Orlen SA*	1,719	26,659
Polskie Gornictwo Naftowe i Gazownictwo SA*	17,875	30,211
PTT Exploration & Production PCL	2,722	14,282
PTT PCL	1,167	12,962
Rosneft Oil Co. GDR	2,295	15,686
S-Oil Corp.	150	12,054
Sasol Ltd. ADR	355	15,414
SK Innovation Co., Ltd.	91	12,394
Surgutneftegas SP ADR	2,025	17,213
Tatneft ADR	460	17,383
Thai Oil PCL	6,424	14,446
Tupras Turkiye Petrol Rafinerileri AS	661	18,428
Ultrapar Participacoes SA ADR	189	5,041
Yanzhou Coal Mining Co., Ltd. — Class H	11,876	12,365

Total Oil, Gas & Consumable Fuels		614,112

Paper & Forest Products - 0.6%
Empresas CMPC SA	5,073	18,721
Fibria Celulose SA ADR*	1,187	12,689
Nine Dragons Paper Holdings Ltd.	14,872	12,897
Sappi Ltd.*	5,084	15,282

Total Paper & Forest Products		59,589

Personal Products - 0.4%
Amorepacific Corp.	15	12,258
AMOREPACIFIC Group	39	14,803
Hengan International Group Co., Ltd.	1,500	15,501

Total Personal Products		42,562

Pharmaceuticals - 0.6%
Aspen Pharmacare Holdings Ltd.*	855	18,552
Celltrion, Inc.	360	10,329
Dr. Reddy’s Laboratories Ltd. ADR	436	16,516
ScinoPharm Taiwan Ltd.	6,000	13,947

Total Pharmaceuticals		59,344

Real Estate Investment Trusts (REITs) - 0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	11,821	20,235

Total Real Estate Investment Trusts (REITs)		20,235

Real Estate Management & Development - 3.4%
Agile Property Holdings Ltd.	12,000	15,525
Ayala Land, Inc.	78,700	62,046
Central Pattana PCL	5,100	17,376
China Overseas Land & Investment Ltd.	6,000	18,323
China Resources Land Ltd.	6,000	18,169
Country Garden Holdings Co., Ltd.*	29,940	16,975
Evergrande Real Estate Group Ltd.	32,272	13,182
Greentown China Holdings Ltd.*	7,500	14,574
Growthpoint Properties Ltd.	5,308	17,427

	SHARES	VALUE

Guangzhou R&F Properties Co., Ltd. — Class H	10,132	$18,330
Highwealth Construction Corp.	8,600	19,204
Longfor Properties Co., Ltd.	9,232	15,417
Poly Property Group Co., Ltd.*	23,120	16,117
Ruentex Development Co., Ltd.	9,000	17,627
Shimao Property Holdings Ltd.	8,108	17,468
Soho China Ltd.	19,424	16,769
UEM Land Holdings BHD*	49,600	40,919

Total Real Estate Management & Development		355,448

Semiconductors & Semiconductor Equipment - 2.7%
Advanced Semiconductor Engineering, Inc.	17,700	15,264
Epistar Corp.	9,000	15,858
GCL-Poly Energy Holdings Ltd.	57,156	11,563
Kinsus Interconnect Technology Corp.	5,628	19,642
Macronix International	62,810	17,111
Novatek Microelectronics Corp.	3,284	16,024
Phison Electronics Corp.	2,964	23,351
Powertech Technology, Inc.	12,000	21,469
Radiant Opto-Electronics Corp.	3,118	12,678
Realtek Semiconductor Corp.	9,480	27,304
Richtek Technology Corp.	3,000	16,519
Samsung Electronics Co., Ltd. GDR	21	14,511
Siliconware Precision Industries Co. ADR	3,281	19,981
SK Hynix, Inc.*	580	15,747
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	931	17,764
United Microelectronics Corp. ADR	8,897	16,815

Total Semiconductors & Semiconductor Equipment		281,601

Software - 0.1%
NCSoft Corp.	102	15,375

Total Software		15,375

Specialty Retail - 0.9%
Belle International Holdings Ltd.	9,100	14,845
Foschini Group Ltd. (The)	1,265	16,196
GOME Electrical Appliances Holding Ltd.*	131,600	13,227
Mr Price Group Ltd.	1,175	16,872
Truworths International Ltd.	1,474	14,636
Zhongsheng Group Holdings Ltd.	10,500	14,585

Total Specialty Retail		90,361

Textiles, Apparel & Luxury Goods - 0.2%
Anta Sports Products Ltd.	14,656	12,276
Ruentex Industries Ltd.	5,872	14,047

Total Textiles, Apparel & Luxury Goods		26,323

Tobacco - 0.3%
Gudang Garam Tbk PT	3,000	15,243
KT&G Corp.	198	14,257

Total Tobacco		29,500

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	67

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

	SHARES	VALUE

Trading Companies & Distributors - 0.5%
Barloworld Ltd.	1,529	$16,001
Daewoo International Corp.	390	13,687
Samsung C&T Corp.	225	12,054
SK Networks Co., Ltd.	1,890	12,528

Total Trading Companies & Distributors		54,270

Transportation Infrastructure - 0.9%
Airports of Thailand PCL	3,600	17,724
China Merchants Holdings International Co., Ltd.	6,920	21,891
COSCO Pacific Ltd.	12,000	15,896
Grupo Aeroportuario del Sureste SAB de CV ADR	147	18,244
Jasa Marga Persero Tbk PT	31,381	21,625

Total Transportation Infrastructure		95,380

Water Utilities - 0.4%
Aguas Andinas SA	24,275	19,307
Cia de Saneamento Basico do Estado de Sao Paulo ADR	513	7,336
Guangdong Investment Ltd.	18,452	17,856

Total Water Utilities		44,499

Wireless Telecommunication Services - 4.2%
Advanced Info Service PCL	2,348	21,600
America Movil SAB de CV ADR — Series L	934	19,969
Axiata Group BHD	18,000	40,053
China Mobile Ltd. ADR	270	14,915
DiGi.Com Bhd	24,600	37,516
ENTEL Chile SA	895	17,236
Far EasTone Telecommunications Co., Ltd.	6,000	14,618
Maxis Bhd	17,400	38,660
Mobile Telesystems OJSC ADR	998	20,659
MTN Group Ltd.	787	14,174
Orascom Telecom Holding SAE GDR*	14,395	48,511
Philippine Long Distance Telephone Co. ADR	868	63,772
Sistema JSFC GDR	974	18,574
SK Telecom Co., Ltd. ADR	769	14,988
Taiwan Mobile Co., Ltd.	2,816	10,257
Tim Participacoes SA ADR	571	11,911
Turkcell Iletisim Hizmetleri AS ADR*	1,112	17,369

	SHARES	VALUE

Vodacom Group Ltd.	1,196	$14,009

Total Wireless Telecommunication Services		438,791

Total Common Stocks (Cost $8,557,104)		8,682,036

EXCHANGE TRADED FUNDS - 16.8%
iShares MSCI Brazil Index Fund	15,243	840,651
WisdomTree India Earnings Fund	48,940	924,966

Total Exchange Traded Funds (Cost $2,110,280)		1,765,617

Preferred Stocks - 0.2%
Beverages - 0.2%
Embotelladora Andina SA — Class B	2,833	19,227

Total Beverages		19,227

Total Preferred Stocks (Cost $18,196)		19,227

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	17,247	17,247

Total Short Term Investments (Cost $17,247)		17,247

	FACE AMOUNT
SECURITIES LENDING COLLATERAL - 0.1%[c]
Repurchase Agreements:
Deutsche Bank Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[d]	$1,497	1,497
HSBC Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[d]	6,588	6,588
RBS Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[d]	1,041	1,041

Total Securities Lending Collateral (Cost $9,126)		9,126

Total Investments - 100.0%[e] (Cost $10,711,953)		10,493,253

Other Assets and Liabilities, net - 0.0%[f]		(4,917)

Net Assets - 100.0%		$10,488,336

*	Non-Income Producing Security.
[a]	Values determined based on Level 3 inputs (Note 4).
[b]	All or a portion of this security was on loan as of April 30, 2013.
[c]	Securities lending collateral (Note 8).
[d]	Values determined based on Level 2 inputs (Note 4).
[e]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[f]	Amount represents less than 0.05% of net assets.
ADR — American Depositary Receipt
GDR — Global Depository Receipt
PLC — Public Limited Company

68	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2013

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

INVESTMENT CONCENTRATION

At April 30, 2013, the investment diversification of the Fund was as follows:

Country	% of Total Investments
United States	17.22%
Taiwan	13.43%
South Korea	9.99%
China	6.97%
Malaysia	5.59%
South Africa	4.87%
Turkey	3.38%
Indonesia	3.32%
Cayman Islands	3.30%
Thailand	3.28%
Philippines	3.07%
Mexico	3.07%
Hong Kong	2.98%
Russia	2.61%
Poland	2.53%
Chile	2.48%
Brazil	1.58%
Switzerland	1.53%
Colombia	1.50%
Slovakia	1.41%
Egypt	1.20%
Bermuda	1.12%
Morocco	1.10%
Saudi Arabia	0.76%
Czech	0.47%
India	0.44%
Hungary	0.42%
Belize	0.25%
Peru	0.13%
Total Investments	100.00%

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	69

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

	SHARES	VALUE

COMMON STOCKS - 99.8%
Auto Components - 4.7%
BorgWarner, Inc.*	7,700	$601,909
Delphi Automotive PLC	14,234	657,753
Goodyear Tire & Rubber Co. (The)*	46,795	584,704
Johnson Controls, Inc.	18,145	635,256

Total Auto Components		2,479,622

Automobiles - 2.4%
Ford Motor Co.	47,153	646,468
Harley-Davidson, Inc.	11,164	610,112

Total Automobiles		1,256,580

Distributors - 1.2%
Genuine Parts Co.	8,278	631,860

Total Distributors		631,860

Diversified Consumer Services - 2.4%
Apollo Group, Inc. — Class A*	36,068	662,569
H&R Block, Inc.	22,435	622,347

Total Diversified Consumer Services		1,284,916

Hotels, Restaurants & Leisure - 13.3%
Carnival Corp.	17,159	592,157
Chipotle Mexican Grill, Inc.*	1,901	690,424
Darden Restaurants, Inc.	12,932	667,679
International Game Technology	36,004	610,268
Marriott International, Inc. — Class A	15,192	654,168
McDonald’s Corp.	6,200	633,268
Starbucks Corp.	10,433	634,744
Starwood Hotels & Resorts Worldwide, Inc.	9,783	631,199
Wyndham Worldwide Corp.	9,634	578,811
Wynn Resorts Ltd.	5,214	715,882
Yum! Brands, Inc.	9,037	615,600

Total Hotels, Restaurants & Leisure		7,024,200

Household Durables - 9.5%
DR Horton, Inc.	25,428	663,162
Garmin Ltd.	17,187	602,920
Harman International Industries, Inc.	13,924	622,542
Leggett & Platt, Inc.	19,194	618,814
Lennar Corp. — Class A	14,671	604,739
Newell Rubbermaid, Inc.	24,541	646,410
PulteGroup, Inc.*	30,212	634,150
Whirlpool Corp.	5,199	594,142

Total Household Durables		4,986,879

Internet & Catalog Retail - 5.7%
Amazon.com, Inc.*	2,231	566,250
Expedia, Inc.	9,457	528,079
Netflix, Inc.*	3,314	716,056
priceline.com, Inc.*	848	590,200
TripAdvisor, Inc.*	11,994	630,644

Total Internet & Catalog Retail		3,031,229

Leisure Equipment & Products - 2.6%
Hasbro, Inc.[a]	14,689	695,818

	SHARES	VALUE

Mattel, Inc.	14,773	$674,535

Total Leisure Equipment & Products		1,370,353

Media - 18.0%
Cablevision Systems Corp. — Class A	43,845	651,537
CBS Corp. — Class B	13,306	609,149
Comcast Corp. — Class A	14,928	616,526
DIRECTV*	12,223	691,333
Discovery Communications, Inc. — Class A*	7,856	619,210
Gannett Co., Inc.	28,350	571,536
Interpublic Group of Cos., Inc. (The)	46,722	646,632
News Corp. — Class A	20,021	620,050
Omnicom Group, Inc.	10,405	621,907
Scripps Networks Interactive, Inc. — Class A	9,511	633,242
Time Warner Cable, Inc.	6,819	640,236
Time Warner, Inc.	10,653	636,836
Viacom, Inc. — Class B	9,885	632,541
Walt Disney Co. (The)	10,665	670,189
Washington Post Co. (The) — Class B	1,475	653,927

Total Media		9,514,851

Multiline Retail - 9.8%
Dollar General Corp.*	12,808	667,169
Dollar Tree, Inc.*	13,591	646,388
Family Dollar Stores, Inc.	10,414	639,107
J.C. Penney Co., Inc.*,a	40,506	665,109
Kohl’s Corp.	13,117	617,286
Macy’s, Inc.	14,689	655,129
Nordstrom, Inc.	11,185	632,959
Target Corp.	9,223	650,775

Total Multiline Retail		5,173,922

Specialty Retail - 22.8%
Abercrombie & Fitch Co. — Class A	12,682	628,520
AutoNation, Inc.*	13,695	623,259
AutoZone, Inc.*	1,588	649,635
Bed Bath & Beyond, Inc.*	10,310	709,328
Best Buy Co., Inc.	30,346	788,693
CarMax, Inc.*	14,781	680,517
GameStop Corp. — Class Aa	24,810	865,869
Gap, Inc. (The)	16,893	641,765
Home Depot, Inc.	8,575	628,976
L Brands, Inc.	13,515	681,291
Lowe’s Cos., Inc.	15,570	598,199
O’Reilly Automotive, Inc.*	5,845	627,285
PetSmart, Inc.	9,652	658,653
Ross Stores, Inc.	10,892	719,634
Staples, Inc.	47,227	625,286
Tiffany & Co.	8,712	641,900
TJX Cos., Inc.	13,628	664,638
Urban Outfitters, Inc.*	14,815	613,934

Total Specialty Retail		12,047,382

70	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

	SHARES	VALUE

Textiles, Apparel & Luxury Goods - 7.4%
Coach, Inc.	12,508	$736,221
Fossil, Inc.*	5,918	580,674
NIKE, Inc. — Class B	11,191	711,748
PVH Corp.	4,964	572,895
Ralph Lauren Corp.	3,449	626,269
V.F. Corp.	3,758	669,751

Total Textiles, Apparel & Luxury Goods		3,897,558

Total Common Stocks (Cost $44,178,633)		52,699,352

SHORT TERM INVESTMENTS - 0.2%
SSgA Government Money Market Fund	83,087	83,087

Total Short Term Investments (Cost $83,087)		83,087

	FACE AMOUNT
SECURITIES LENDING COLLATERAL - 3.7%[b]
Repurchase Agreements:
Deutsche Bank Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	$320,067	320,067
HSBC Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	1,408,295	1,408,295
RBS Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	222,395	222,395

Total Securities Lending Collateral (Cost $1,950,757)		1,950,757

Total Investments - 103.7%[d] (Cost $46,212,477)		54,733,196

Other Assets and Liabilities, net - (3.7)%		(1,949,675)

Net Assets - 100.0%		$52,783,521

*	Non-Income Producing Security.
[a]	All or a portion of this security was on loan as of April 30, 2013.
[b]	Securities lending collateral (Note 8).
[c]	Values determined based on Level 2 inputs (Note 4).
[d]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	71

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER STAPLES ETF

	SHARES	VALUE

COMMON STOCKS - 99.7%
Beverages - 21.7%
Beam, Inc.	30,319	$1,961,943
Brown-Forman Corp. — Class B	27,284	1,923,522
Coca-Cola Co. (The)	46,884	1,984,600
Coca-Cola Enterprises, Inc.	50,881	1,863,771
Constellation Brands, Inc. — Class A*	42,010	2,073,194
Dr Pepper Snapple Group, Inc.	41,686	2,035,527
Molson Coors Brewing Co. — Class B	38,904	2,007,446
Monster Beverage Corp.*	38,573	2,175,517
PepsiCo, Inc.	23,875	1,968,971

Total Beverages		17,994,491

Food & Staples Retailing - 19.1%
Costco Wholesale Corp.	17,864	1,936,993
CVS Caremark Corp.	35,210	2,048,518
Kroger Co. (The)	59,221	2,036,018
Safeway, Inc.	78,460	1,766,919
Sysco Corp.	55,285	1,927,235
Wal-Mart Stores, Inc.	25,208	1,959,166
Walgreen Co.	45,349	2,245,229
Whole Foods Market, Inc.	21,556	1,903,826

Total Food & Staples Retailing		15,823,904

Food Products - 35.2%
Archer-Daniels-Midland Co.	56,745	1,925,925
Campbell Soup Co.	44,590	2,069,422
ConAgra Foods, Inc.	53,056	1,876,591
Dean Foods Co.*	103,323	1,977,602
General Mills, Inc.	39,793	2,006,363
H.J. Heinz Co.	25,478	1,845,117
Hershey Co. (The)	21,874	1,950,286
Hormel Foods Corp.	47,935	1,978,277
J.M. Smucker Co. (The)	18,960	1,957,241
Kellogg Co.	29,946	1,947,688
Kraft Foods Group, Inc.	37,031	1,906,726
McCormick & Co., Inc.	26,247	1,888,209
Mead Johnson Nutrition Co.	24,613	1,995,868
Mondelez International, Inc. — Class A	64,479	2,027,865
Tyson Foods, Inc. — Class A	76,970	1,895,771

Total Food Products		29,248,951

	SHARES	VALUE

Household Products - 9.2%
Clorox Co. (The)	21,891	$1,888,099
Colgate-Palmolive Co.	15,921	1,901,127
Kimberly-Clark Corp.	19,565	2,018,912
Procter & Gamble Co. (The)	23,877	1,833,037

Total Household Products		7,641,175

Personal Products - 4.9%
Avon Products, Inc.	93,823	2,172,941
Estee Lauder Cos., Inc. (The) — Class A	28,037	1,944,366

Total Personal Products		4,117,307

Tobacco - 9.6%
Altria Group, Inc.	54,045	1,973,183
Lorillard, Inc.	47,465	2,035,774
Philip Morris International, Inc.	20,179	1,928,911
Reynolds American, Inc.	42,582	2,019,238

Total Tobacco		7,957,106

Total Common Stocks (Cost $73,881,296)		82,782,934

SHORT TERM INVESTMENTS - 0.2%
SSgA Government Money Market Fund	186,593	186,593

Total Short Term Investments (Cost $186,593)		186,593

Total Investments - 99.9%[a] (Cost $74,067,889)		82,969,527

Other Assets and Liabilities, net - 0.1%		46,619

Net Assets - 100.0%		$83,016,146

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

72	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT ENERGY ETF

	SHARES	VALUE

COMMON STOCKS - 100.0%
Energy Equipment & Services - 27.7%
Baker Hughes, Inc.	18,120	$822,467
Cameron International Corp.*	12,760	785,378
Diamond Offshore Drilling, Inc.	12,313	850,828
Ensco PLC — Class A	14,471	834,687
FMC Technologies, Inc.*	16,200	879,660
Halliburton Co.	19,844	848,728
Helmerich & Payne, Inc.	12,989	761,415
Nabors Industries Ltd.	50,331	744,396
National Oilwell Varco, Inc.	12,245	798,619
Noble Corp.	23,294	873,525
Rowan Cos., PLC — Class A*	24,154	785,730
Schlumberger Ltd.	10,710	797,145

Total Energy Equipment & Services		9,782,578

Oil, Gas & Consumable Fuels - 72.3%
Anadarko Petroleum Corp.	10,050	851,838
Apache Corp.	11,039	815,561
Cabot Oil & Gas Corp.	12,926	879,614
Chesapeake Energy Corp.	39,146	764,913
Chevron Corp.	7,044	859,438
ConocoPhillips	14,300	864,435
CONSOL Energy, Inc.	25,997	874,539
Denbury Resources, Inc.*	45,384	811,920
Devon Energy Corp.	14,847	817,476
EOG Resources, Inc.	6,488	786,086
EQT Corp.	12,796	961,236
Exxon Mobil Corp.	9,386	835,260
Hess Corp.	12,021	867,676
Kinder Morgan, Inc.	22,346	873,729

	SHARES	VALUE

Marathon Oil Corp.	24,917	$814,038
Marathon Petroleum Corp.	9,382	735,174
Murphy Oil Corp.	13,406	832,379
Newfield Exploration Co.*	35,203	767,073
Noble Energy, Inc.	7,424	841,065
Occidental Petroleum Corp.	10,133	904,472
Peabody Energy Corp.	37,956	761,397
Phillips 66	12,646	770,774
Pioneer Natural Resources Co.	6,543	799,751
QEP Resources, Inc.	26,729	767,390
Range Resources Corp.	10,593	778,797
Southwestern Energy Co.*	22,208	831,023
Spectra Energy Corp.	28,578	901,064
Tesoro Corp.	14,300	763,620
Valero Energy Corp.	18,354	740,033
Williams Cos., Inc. (The)	24,057	917,293
WPX Energy, Inc.*	51,387	803,179

Total Oil, Gas & Consumable Fuels		25,592,243

Total Common Stocks (Cost $36,587,467)		35,374,821

SHORT TERM INVESTMENTS - 0.0%[a]
SSgA Government Money Market Fund	14,214	14,214

Total Short Term Investments (Cost $14,214)		14,214

Total Investments - 100.0%[b] (Cost $36,601,681)		35,389,035

Other Assets and Liabilities, net - 0.0%[a]		(2,693)

Net Assets - 100.0%		$35,386,342

*	Non-Income Producing Security.
[a]	Amount represents less than 0.05% of net assets.
[b]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	73

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT FINANCIAL ETF

	SHARES	VALUE

COMMON STOCKS - 99.8%
Capital Markets - 15.5%
Ameriprise Financial, Inc.	5,335	$397,618
Bank of New York Mellon Corp. (The)	13,489	380,660
BlackRock, Inc.	1,551	413,341
Charles Schwab Corp. (The)	21,782	369,423
E*Trade Financial Corp.*	34,042	350,292
Franklin Resources, Inc.	2,619	405,054
Goldman Sachs Group, Inc. (The)	2,515	367,366
Invesco Ltd.	13,684	434,330
Legg Mason, Inc.	12,753	406,311
Morgan Stanley	16,702	369,949
Northern Trust Corp.	7,003	377,602
State Street Corp.	6,496	379,821
T. Rowe Price Group, Inc.	5,118	371,055

Total Capital Markets		5,022,822

Commercial Banks - 15.4%
BB&T Corp.	12,252	376,994
Comerica, Inc.	10,601	384,286
Fifth Third Bancorp	23,543	400,937
First Horizon National Corp.	34,531	359,123
Huntington Bancshares, Inc.	52,264	374,733
KeyCorp	39,013	388,960
M&T Bank Corp.	3,700	370,740
PNC Financial Services Group, Inc.	5,917	401,646
Regions Financial Corp.	47,198	400,711
SunTrust Banks, Inc.	13,107	383,380
US Bancorp	11,237	373,967
Wells Fargo & Co.	10,537	400,195
Zions Bancorp	15,203	374,298

Total Commercial Banks		4,989,970

Consumer Finance - 5.1%
American Express Co.	5,944	406,629
Capital One Financial Corp.	7,097	410,065
Discover Financial Services	9,298	406,694
SLM Corp.	20,168	416,469

Total Consumer Finance		1,639,857

Diversified Financial Services - 11.1%
Bank of America Corp.	31,868	392,295
Citigroup, Inc.	8,239	384,432
CME Group, Inc.	6,169	375,445
IntercontinentalExchange, Inc.*	2,426	395,268
JPMorgan Chase & Co.	7,663	375,564
Leucadia National Corp.	14,423	445,526
Moody’s Corp.	7,550	459,418
NASDAQ OMX Group, Inc. (The)	12,013	354,143
NYSE Euronext	10,131	393,184

Total Diversified Financial Services		3,575,275

Insurance - 27.3%
ACE Ltd.	4,422	394,177
AFLAC, Inc.	7,671	417,609
Allstate Corp. (The)	8,111	399,548
American International Group, Inc.*	9,718	402,520

	SHARES	VALUE

Aon PLC	6,391	$385,697
Assurant, Inc.	8,979	426,862
Berkshire Hathaway, Inc. — Class B*	3,714	394,872
Chubb Corp. (The)	4,485	394,994
Cincinnati Financial Corp.	8,305	406,198
Genworth Financial, Inc. — Class A*	39,092	392,093
Hartford Financial Services Group, Inc.	15,114	424,552
Lincoln National Corp.	11,656	396,421
Loews Corp.	8,826	394,257
Marsh & McLennan Cos., Inc.	10,401	395,342
MetLife, Inc.	9,854	384,207
Principal Financial Group, Inc.	11,511	415,547
Progressive Corp. (The)	15,486	391,641
Prudential Financial, Inc.	6,454	389,951
Torchmark Corp.	6,591	409,103
Travelers Cos., Inc. (The)	4,709	402,196
Unum Group	14,511	404,712
XL Group PLC	12,967	403,792

Total Insurance		8,826,291

Media - 1.4%
McGraw-Hill Cos., Inc. (The)	8,087	437,588

Total Media		437,588

Real Estate Investment Trusts (REITs) - 20.5%
American Tower Corp.	4,988	418,942
Apartment Investment & Management Co. — Class A	12,651	393,573
AvalonBay Communities, Inc.	3,099	412,291
Boston Properties, Inc.	3,739	409,159
Equity Residential	7,003	406,594
HCP, Inc.	7,861	418,991
Health Care REIT, Inc.	5,886	441,274
Host Hotels & Resorts, Inc.	22,719	415,076
Kimco Realty Corp.	17,427	414,414
Plum Creek Timber Co., Inc.	7,821	403,094
ProLogis, Inc.	9,811	411,572
Public Storage	2,557	421,905
Simon Property Group, Inc.	2,405	428,258
Ventas, Inc.	5,467	435,337
Vornado Realty Trust	4,568	399,974
Weyerhaeuser Co.	12,719	388,057

Total Real Estate Investment Trusts (REITs)		6,618,511

Real Estate Management & Development - 1.2%
CBRE Group, Inc.*	15,613	378,147

Total Real Estate Management & Development		378,147

Thrifts & Mortgage Finance - 2.3%
Hudson City Bancorp, Inc.	44,215	367,426
People’s United Financial, Inc.	28,943	380,890

Total Thrifts & Mortgage Finance		748,316

Total Common Stocks (Cost $29,260,764)		32,236,777

74	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT FINANCIAL ETF

	SHARES	VALUE

SHORT TERM INVESTMENTS - 0.2%
SSgA Government Money Market Fund	60,590	$60,590

Total Short Term Investments (Cost $60,590)		60,590

Total Investments - 100.0%[a] (Cost $29,321,354)		32,297,367

Other Assets and Liabilities, net - 0.0%[b]		6,262

Net Assets - 100.0%		$32,303,629

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.
REIT— Real Estate Investment Trust

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	75

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT HEALTH CARE ETF

	SHARES	VALUE

COMMON STOCKS - 99.9%
Biotechnology - 12.0%
Alexion Pharmaceuticals, Inc.*	22,193	$2,174,914
Amgen, Inc.	21,739	2,265,421
Biogen Idec, Inc.*	11,723	2,566,516
Celgene Corp.*	18,151	2,143,089
Gilead Sciences, Inc.*	44,488	2,252,872
Regeneron Pharmaceuticals, Inc.*	10,278	2,211,209

Total Biotechnology		13,614,021

Health Care Equipment & Supplies - 26.0%
Abbott Laboratories	58,283	2,151,808
Baxter International, Inc.	28,924	2,020,920
Becton, Dickinson and Co.	22,749	2,145,231
Boston Scientific Corp.*	269,859	2,021,244
C.R. Bard, Inc.	20,081	1,995,248
CareFusion Corp.*	60,405	2,019,943
Covidien PLC	31,016	1,980,061
DENTSPLY International, Inc.	47,287	2,002,605
Edwards Lifesciences Corp.*	22,385	1,427,939
Intuitive Surgical, Inc.*	3,931	1,935,192
Medtronic, Inc.	44,326	2,069,138
St Jude Medical, Inc.	47,843	1,972,089
Stryker Corp.	30,753	2,016,782
Varian Medical Systems, Inc.*	27,378	1,783,403
Zimmer Holdings, Inc.	26,812	2,049,777

Total Health Care Equipment & Supplies		29,591,380

Health Care Providers & Services - 28.2%
Aetna, Inc.	40,011	2,298,232
AmerisourceBergen Corp.	41,688	2,256,155
Cardinal Health, Inc.	43,679	1,931,485
CIGNA Corp.	33,876	2,241,575
Coventry Health Care, Inc.	43,204	2,140,758
DaVita, Inc.*	17,029	2,020,491
Express Scripts Holding Co.*	34,372	2,040,666
Humana, Inc.	29,713	2,202,030
Laboratory Corp. of America Holdings*	22,598	2,109,749
McKesson Corp.	18,484	1,955,977
Patterson Cos., Inc.	54,847	2,081,444
Quest Diagnostics, Inc.	36,130	2,035,203
Tenet Healthcare Corp.*	46,792	2,122,485
UnitedHealth Group, Inc.	37,565	2,251,270
WellPoint, Inc.	32,067	2,338,326

Total Health Care Providers & Services		32,025,846

Health Care Technology - 1.9%
Cerner Corp.*	21,900	2,119,263

Total Health Care Technology		2,119,263

	SHARES	VALUE

Life Sciences Tools & Services - 9.0%
Agilent Technologies, Inc.	46,974	$1,946,603
Life Technologies Corp.*	33,310	2,454,614
PerkinElmer, Inc.	56,838	1,742,085
Thermo Fisher Scientific, Inc.	26,236	2,116,720
Waters Corp.*	21,395	1,976,898

Total Life Sciences Tools & Services		10,236,920

Pharmaceuticals - 22.8%
AbbVie, Inc.	54,129	2,492,640
Actavis, Inc.*	23,083	2,440,566
Allergan, Inc.	18,464	2,096,587
Bristol-Myers Squibb Co.	54,048	2,146,787
Eli Lilly & Co.	36,645	2,029,400
Forest Laboratories, Inc.*	53,331	1,995,113
Hospira, Inc.*	67,126	2,223,213
Johnson & Johnson	25,852	2,203,366
Merck & Co., Inc.	47,035	2,210,645
Mylan, Inc.*	65,772	1,914,623
Perrigo Co.	17,474	2,086,570
Pfizer, Inc.	71,704	2,084,435

Total Pharmaceuticals		25,923,945

Total Common Stocks (Cost $109,779,620)		113,511,375

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	125,800	125,800

Total Short Term Investments (Cost $125,800)		125,800

Total Investments - 100.0%[a] (Cost $109,905,420)		113,637,175

Other Assets and Liabilities, net - 0.0%[b]		9,114

Net Assets - 100.0%		$113,646,289

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.

76	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT INDUSTRIALS ETF

	SHARES	VALUE

COMMON STOCKS - 99.8%
Aerospace & Defense - 19.1%
Boeing Co. (The)	6,665	$609,248
General Dynamics Corp.	7,858	581,178
Honeywell International, Inc.	7,346	540,225
L-3 Communications Holdings, Inc.	7,014	569,887
Lockheed Martin Corp.	6,015	596,026
Northrop Grumman Corp.	8,207	621,598
Precision Castparts Corp.	2,840	543,264
Raytheon Co.	9,663	593,115
Rockwell Collins, Inc.	8,882	558,855
Textron, Inc.	17,809	458,582
United Technologies Corp.	5,879	536,694

Total Aerospace & Defense		6,208,672

Air Freight & Logistics - 6.4%
C.H. Robinson Worldwide, Inc.	9,499	564,146
Expeditors International of Washington, Inc.	13,992	502,732
FedEx Corp.	5,021	472,024
United Parcel Service, Inc. — Class B	6,413	550,492

Total Air Freight & Logistics		2,089,394

Airlines - 1.9%
Southwest Airlines Co.	44,157	604,951

Total Airlines		604,951

Building Products - 1.6%
Masco Corp.	27,150	527,796

Total Building Products		527,796

Commercial Services & Supplies - 15.4%
ADT Corp. (The)*	11,307	493,437
Avery Dennison Corp.	12,841	532,259
Cintas Corp.	12,209	547,818
Iron Mountain, Inc.	15,522	587,663
Pitney Bowes, Inc.[a]	38,782	530,150
Republic Services, Inc.	17,297	589,482
Stericycle, Inc.*	5,498	595,543
Tyco International Ltd.	16,875	542,025
Waste Management, Inc.	14,664	600,931

Total Commercial Services & Supplies		5,019,308

Construction & Engineering - 4.7%
Fluor Corp.	8,418	479,658
Jacobs Engineering Group, Inc.*	10,449	527,465
Quanta Services, Inc.*	18,358	504,478

Total Construction & Engineering		1,511,601

Electrical Equipment - 6.4%
Eaton Corp. PLC	8,545	524,748
Emerson Electric Co.	9,450	524,570
Rockwell Automation, Inc.	5,977	506,730
Roper Industries, Inc.	4,301	514,615

Total Electrical Equipment		2,070,663

Industrial Conglomerates - 4.8%
3M Co.	5,121	536,220
Danaher Corp.	8,741	532,676

	SHARES	VALUE

General Electric Co.	22,775	$507,655

Total Industrial Conglomerates		1,576,551

Machinery - 24.1%
Caterpillar, Inc.	5,982	506,496
Cummins, Inc.	4,526	481,521
Deere & Co.	5,957	531,960
Dover Corp.	7,341	506,382
Flowserve Corp.	3,286	519,582
Illinois Tool Works, Inc.	8,670	559,735
Ingersoll-Rand PLC	9,970	536,386
Joy Global, Inc.	8,575	484,659
PACCAR, Inc.	10,731	534,189
Pall Corp.	7,847	523,474
Parker Hannifin Corp.	5,528	489,615
Pentair Ltd.	10,473	569,208
Snap-on, Inc.	6,605	569,351
Stanley Black & Decker, Inc.	6,856	512,898
Xylem, Inc.	19,043	528,443

Total Machinery		7,853,899

Professional Services - 5.1%
Dun & Bradstreet Corp. (The)	6,770	598,806
Equifax, Inc.	9,528	583,114
Robert Half International, Inc.	14,885	488,526

Total Professional Services		1,670,446

Road & Rail - 6.9%
CSX Corp.	23,547	579,021
Norfolk Southern Corp.	7,241	560,598
Ryder System, Inc.	9,198	534,128
Union Pacific Corp.	3,903	577,488

Total Road & Rail		2,251,235

Trading Companies & Distributors - 3.4%
Fastenal Co.	10,502	515,123
W.W. Grainger, Inc.	2,344	577,726

Total Trading Companies & Distributors		1,092,849

Total Common Stocks (Cost $30,956,726)		32,477,365

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	51,465	51,465

Total Short Term Investments (Cost $51,465)		51,465

	FACE AMOUNT
SECURITIES LENDING COLLATERAL - 2.0%[b]
Repurchase Agreements:
Deutsche Bank Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	$105,642	105,642
HSBC Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	464,827	464,827

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	77

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT INDUSTRIALS ETF

	FACE AMOUNT	VALUE

RBS Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	$73,405	$73,405

Total Securities Lending Collateral (Cost $643,874)		643,874

Total Investments - 101.9%[d] (Cost $31,652,065)		33,172,704

Other Assets and Liabilities, net - (1.9)%[e]		(630,367)

Net Assets - 100.0%		$32,542,337

*	Non-Income Producing Security.
[a]	All or a portion of this security was on loan as of April 30, 2013.
[b]	Securities lending collateral (Note 8).
[c]	Values determined based on Level 2 inputs (Note 4).
[d]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[e]	Amount represents less than 0.05% of net assets.

78	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT MATERIALS ETF

	SHARES	VALUE

COMMON STOCKS - 99.8%
Chemicals - 55.3%
Air Products & Chemicals, Inc.	12,845	$1,117,001
Airgas, Inc.	11,197	1,082,190
CF Industries Holdings, Inc.	5,527	1,030,841
Dow Chemical Co. (The)	34,919	1,184,103
Du Pont (E.I.) de Nemours & Co.	23,282	1,269,102
Eastman Chemical Co.	15,843	1,055,936
Ecolab, Inc.	14,648	1,239,514
FMC Corp.	18,721	1,136,365
International Flavors & Fragrances, Inc.	15,466	1,193,821
LyondellBasell Industries NV — Class A	17,995	1,092,297
Monsanto Co.	11,071	1,182,604
Mosaic Co. (The)	19,002	1,170,333
PPG Industries, Inc.	8,330	1,225,676
Praxair, Inc.	10,071	1,151,115
Sherwin-Williams Co. (The)	6,901	1,263,642
Sigma-Aldrich Corp.	14,516	1,142,264

Total Chemicals		18,536,804

Construction Materials - 3.1%
Vulcan Materials Co.	20,913	1,043,140

Total Construction Materials		1,043,140

Containers & Packaging - 16.9%
Ball Corp.	25,512	1,125,589
Bemis Co., Inc.	29,792	1,172,315
MeadWestvaco Corp.	31,417	1,083,258
Owens-Illinois, Inc.*	43,198	1,135,244
Sealed Air Corp.	50,860	1,125,023

Total Containers & Packaging		5,641,429

Metals & Mining - 21.1%
Alcoa, Inc.	132,907	1,129,710
Allegheny Technologies, Inc.	34,856	940,415
Cliffs Natural Resources, Inc.[a]	46,269	987,381
Freeport-McMoRan Copper & Gold, Inc.	34,387	1,046,396
Newmont Mining Corp.	29,158	944,719
Nucor Corp.	24,013	1,047,447
United States Steel Corp.[a]	54,675	973,215

Total Metals & Mining		7,069,283

Paper & Forest Products - 3.4%
International Paper Co.	24,460	1,149,131

Total Paper & Forest Products		1,149,131

Total Common Stocks (Cost $29,275,591)		33,439,787

	SHARES	VALUE

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	27,083	$27,083

Total Short Term Investments (Cost $27,083)		27,083

	FACE AMOUNT
SECURITIES LENDING COLLATERAL - 6.1%[b]
Repurchase Agreements:
Deutsche Bank Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	$337,250	337,250
HSBC Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	1,483,899	1,483,899
RBS Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	234,335	234,335

Total Securities Lending Collateral (Cost $2,055,484)		2,055,484

Total Investments - 106.0%[d] (Cost $31,358,158)		35,522,354

Other Assets and Liabilities, net - (6.0)%		(2,024,253)

Net Assets - 100.0%		$33,498,101

*	Non-Income Producing Security.
[a]	All or a portion of this security was on loan as of April 30, 2013.
[b]	Securities lending collateral (Note 8).
[c]	Values determined based on Level 2 inputs (Note 4).
[d]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	79

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT TECHNOLOGY ETF

	SHARES	VALUE

COMMON STOCKS - 99.9%
Communications Equipment - 8.9%
Cisco Systems, Inc.	59,904	$1,253,192
F5 Networks, Inc.*	13,882	1,061,001
Harris Corp.	28,655	1,323,861
JDS Uniphase Corp.*	84,806	1,144,881
Juniper Networks, Inc.*	63,125	1,044,719
Motorola Solutions, Inc.	20,877	1,194,164
QUALCOMM, Inc.	19,630	1,209,601

Total Communications Equipment		8,231,419

Computers & Peripherals - 11.6%
Apple, Inc.	3,005	1,330,464
Dell, Inc.	93,059	1,246,991
EMC Corp.*	53,623	1,202,764
Hewlett-Packard Co.	62,874	1,295,204
NetApp, Inc.*	38,152	1,331,123
SanDisk Corp.*	25,306	1,327,047
Seagate Technology PLC	40,329	1,480,074
Western Digital Corp.	27,567	1,523,904

Total Computers & Peripherals		10,737,571

Electronic Equipment, Instruments & Components - 8.5%
Amphenol Corp. — Class A	17,894	1,351,355
Corning, Inc.	102,604	1,487,758
FLIR Systems, Inc.	48,897	1,188,686
Jabil Circuit, Inc.	69,186	1,231,511
Molex, Inc.	45,672	1,259,177
TE Connectivity Ltd.	31,036	1,351,617

Total Electronic Equipment, Instruments & Components		7,870,104

Internet Software & Services - 7.4%
Akamai Technologies, Inc.*	34,967	1,535,401
eBay, Inc.*	24,578	1,287,642
Google, Inc. — Class A*	1,581	1,303,645
VeriSign, Inc.*	28,120	1,295,488
Yahoo!, Inc.*	57,219	1,415,026

Total Internet Software & Services		6,837,202

IT Services - 20.1%
Accenture PLC — Class A	16,701	1,360,129
Automatic Data Processing, Inc.	20,644	1,390,167
Cognizant Technology Solutions Corp. — Class A*	16,246	1,052,741
Computer Sciences Corp.	26,401	1,236,887
Fidelity National Information Services, Inc.	34,464	1,449,211
Fiserv, Inc.*	15,421	1,405,007
International Business Machines Corp.	6,217	1,259,191
Mastercard, Inc. — Class A	2,472	1,366,843
Paychex, Inc.	38,367	1,396,943
SAIC, Inc.	107,009	1,598,714
Teradata Corp.*	22,081	1,127,677
Total System Services, Inc.	53,929	1,273,803

	SHARES	VALUE

Visa, Inc. — Class A	8,139	$1,371,096
Western Union Co. (The)	89,429	1,324,444

Total IT Services		18,612,853

Office Electronics - 1.4%
Xerox Corp.	150,807	1,293,924

Total Office Electronics		1,293,924

Semiconductors & Semiconductor Equipment - 25.4%
Advanced Micro Devices, Inc.*,a	510,375	1,439,257
Altera Corp.	37,069	1,186,579
Analog Devices, Inc.	28,408	1,249,668
Applied Materials, Inc.	96,934	1,406,512
Broadcom Corp. — Class A	38,971	1,402,956
First Solar, Inc.*,a	49,303	2,295,548
Intel Corp.	60,514	1,449,310
KLA-Tencor Corp.	23,758	1,288,871
Lam Research Corp.*	30,567	1,412,807
Linear Technology Corp.	34,085	1,244,103
LSI Corp.*	188,552	1,233,130
Microchip Technology, Inc.	35,554	1,294,877
Micron Technology, Inc.*	143,178	1,348,737
NVIDIA Corp.	101,757	1,401,194
Teradyne, Inc.*	76,501	1,257,676
Texas Instruments, Inc.	37,105	1,343,572
Xilinx, Inc.	34,063	1,291,328

Total Semiconductors & Semiconductor Equipment		23,546,125

Software - 16.6%
Adobe Systems, Inc.*	31,513	1,420,606
Autodesk, Inc.*	32,627	1,284,851
BMC Software, Inc.*	30,447	1,384,729
CA, Inc.	52,211	1,408,131
Citrix Systems, Inc.*	17,593	1,093,757
Electronic Arts, Inc.*	70,620	1,243,618
Intuit, Inc.	19,316	1,152,006
Microsoft Corp.	46,627	1,543,354
Oracle Corp.	36,640	1,201,059
Red Hat, Inc.*	24,644	1,181,187
Salesforce.com, Inc.*	28,153	1,157,370
Symantec Corp.*	53,565	1,301,629

Total Software		15,372,297

Total Common Stocks (Cost $91,503,472)		92,501,495

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	65,971	65,971

Total Short Term Investments (Cost $65,971)		65,971

80	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT TECHNOLOGY ETF

	FACE AMOUNT	VALUE

SECURITIES LENDING COLLATERAL - 2.7%[b]
Repurchase Agreements:
Deutsche Bank Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	$408,757	$408,757
HSBC Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	1,798,530	1,798,530
RBS Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	284,021	284,021

Total Securities Lending Collateral (Cost $2,491,308)		2,491,308

Total Investments - 102.7%[d] (Cost $94,060,751)		95,058,774

Other Assets and Liabilities, net - (2.7)%		(2,501,537)

Net Assets - 100.0%		$92,557,237

*	Non-Income Producing Security.
[a]	All or a portion of this security was on loan as of April 30, 2013.
[b]	Securities lending collateral (Note 8).
[c]	Values determined based on Level 2 inputs (Note 4).
[d]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	81

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT UTILITIES ETF

	SHARES	VALUE

COMMON STOCKS - 99.4%
Diversified Telecommunication Services - 12.5%
AT&T, Inc.	42,100	$1,577,066
CenturyLink, Inc.	44,904	1,687,043
Frontier Communications Corp.[a]	379,393	1,578,275
Verizon Communications, Inc.	32,196	1,735,687
Windstream Corp.[a]	180,385	1,536,880

Total Diversified Telecommunication Services		8,114,951

Electric Utilities - 34.1%
American Electric Power Co., Inc.	32,512	1,672,092
Duke Energy Corp.	22,175	1,667,560
Edison International	30,442	1,637,780
Entergy Corp.	24,343	1,733,952
Exelon Corp.	48,060	1,802,731
FirstEnergy Corp.	37,754	1,759,337
NextEra Energy, Inc.	20,823	1,708,111
Northeast Utilities	36,580	1,658,171
Pepco Holdings, Inc.	75,507	1,706,458
Pinnacle West Capital Corp.	27,067	1,648,380
PPL Corp.	50,394	1,682,152
Southern Co. (The)	34,071	1,643,244
Xcel Energy, Inc.	53,303	1,694,502

Total Electric Utilities		22,014,470

Gas Utilities - 5.3%
AGL Resources, Inc.	37,877	1,660,906
Oneok, Inc.	34,132	1,753,020

Total Gas Utilities		3,413,926

Independent Power Producers & Energy Traders - 5.4%
AES Corp. (The)	125,237	1,735,785
NRG Energy, Inc.	62,065	1,729,751

Total Independent Power Producers & Energy Traders		3,465,536

Multi-Utilities - 36.7%
Ameren Corp.	45,560	1,651,550
CenterPoint Energy, Inc.	70,767	1,746,530
CMS Energy Corp.	57,025	1,707,328
Consolidated Edison, Inc.	26,197	1,667,439
Dominion Resources, Inc.	27,640	1,704,835
DTE Energy Co.	23,170	1,688,630
Integrys Energy Group, Inc.	27,478	1,691,546

	SHARES	VALUE

NiSource, Inc.	54,584	$1,677,366
PG&E Corp.	36,093	1,748,345
Public Service Enterprise Group, Inc.	47,235	1,729,273
SCANA Corp.	31,476	1,705,999
Sempra Energy	19,634	1,626,677
TECO Energy, Inc.	89,151	1,705,459
Wisconsin Energy Corp.	37,307	1,676,577

Total Multi-Utilities		23,727,554

Wireless Telecommunication Services - 5.4%
Crown Castle International Corp.*	21,509	1,656,193
Sprint Nextel Corp.*	262,609	1,851,393

Total Wireless Telecommunication Services		3,507,586

Total Common Stocks (Cost $56,493,198)		64,244,023

SHORT TERM INVESTMENTS - 0.3%
SSgA Government Money Market Fund	140,744	140,744

Total Short Term Investments (Cost $140,744)		140,744

	FACE AMOUNT
SECURITIES LENDING COLLATERAL - 4.1%[b]
Repurchase Agreements:
Deutsche Bank Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	$438,925	438,925
HSBC Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	1,931,271	1,931,271
RBS Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	304,983	304,983

Total Securities Lending Collateral (Cost $2,675,179)		2,675,179

Total Investments - 103.8%[d] (Cost $59,309,121)		67,059,946

Other Assets and Liabilities, net - (3.8)%		(2,434,121)

Net Assets - 100.0%		$64,625,825

*	Non-Income Producing Security.
[a]	All or a portion of this security was on loan as of April 30, 2013.
[b]	Securities lending collateral (Note 8).
[c]	Values determined based on Level 2 inputs (Note 4).
[d]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

82	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2013

	Guggenheim Russell MidCap® Equal Weight ETF	Guggenheim Russell 1000® Equal Weight ETF	Guggenheim Russell 2000® Equal Weight ETF	Guggenheim MSCI Emerging Markets Equal Weight ETF

ASSETS:
Investments, at value* — including $1,501,938; $907,784; $186,235 and $7,649 of securities loaned, respectively	$61,572,967	$54,569,220	$14,683,109	$10,493,253
Foreign currency, at value (cost $—; $—; $68 and $10,433, respectively)	—	—	69	10,661
Receivables:
Investments sold	—	109	—	—
Dividends and interest	37,213	38,795	7,123	12,776
Receivable from manager	—	—	—	929
Total assets	61,610,180	54,608,124	14,690,301	10,517,619

LIABILITIES:
Payable upon return of securities loaned	1,544,874	933,110	197,353	9,126
Payable for:
Accrued management fees	19,344	17,291	4,668	5,907
Capital gains tax	—	—	—	14,250
Total liabilities	1,564,218	950,401	202,021	29,283
NET ASSETS	$60,045,962	$53,657,723	$14,488,280	$10,488,336

NET ASSETS CONSIST OF:
Paid-in capital	$49,930,219	$46,244,403	$14,540,502	$12,720,601
Undistributed net investment income	40,145	46,134	1,176	8,877
Accumulated net realized loss on investments and foreign currency	(236,665)	(294,948)	(1,061,236)	(2,023,039)
Net unrealized appreciation (depreciation) on investments and foreign currency	10,312,263	7,662,134	1,007,838	(218,103)
NET ASSETS	$60,045,962	$53,657,723	$14,488,280	$10,488,336
Shares outstanding	1,500,000	1,350,000	400,000	300,000
Net asset value, offering price and repurchase price per share	$40.03	$39.75	$36.22	$34.96
*Total cost of investments	$51,260,704	$46,907,086	$13,675,274	$10,711,953

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	83

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (continued)	April 30, 2013

	Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	Guggenheim S&P 500® Equal Weight Consumer Staples ETF	Guggenheim S&P 500® Equal Weight Energy ETF

ASSETS:
Investments, at value* — including $1,899,024; $— and $— of securities loaned, respectively	$54,733,196	$82,969,527	$35,389,035
Receivables:
Dividends and interest	21,688	77,735	10,494
Total assets	54,754,884	83,047,262	35,399,529

LIABILITIES:
Payable upon return of securities loaned	1,950,757	—	—
Payable for:
Accrued management fees	20,606	31,116	13,187
Total liabilities	1,971,363	31,116	13,187
NET ASSETS	$52,783,521	$83,016,146	$35,386,342

NET ASSETS CONSIST OF:
Paid-in capital	$47,308,862	$74,724,441	$40,213,635
Undistributed (distributions in excess of) net investment income	11,008	117,245	(5,839)
Accumulated net realized loss on investments	(3,057,068)	(727,178)	(3,608,808)
Net unrealized appreciation (depreciation) on investments	8,520,719	8,901,638	(1,212,646)
NET ASSETS	$52,783,521	$83,016,146	$35,386,342
Shares outstanding	800,000	1,000,000	500,005
Net asset value, offering price and repurchase price per share	$65.98	$83.02	$70.77
*Total cost of investments	$46,212,477	$74,067,889	$36,601,681

84	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (continued)	April 30, 2013

	Guggenheim S&P 500® Equal Weight Financials ETF	Guggenheim S&P 500® Equal Weight Health Care ETF	Guggenheim S&P 500® Equal Weight Industrials ETF	Guggenheim S&P 500® Equal Weight Materials ETF

ASSETS:
Investments, at value* — including $—; $—; $620,460 and $1,999,117 of securities loaned, respectively	$32,297,367	$113,637,175	$33,172,704	$35,522,354
Receivables:
Investments sold	—	2,203,404	1,413	—
Dividends	18,284	63,591	25,411	45,856
Total assets	32,315,651	115,904,170	33,199,528	35,568,210

LIABILITIES:
Payable upon return of securities loaned	—	—	643,874	2,055,484
Payable for:
Investments purchased	—	2,211,209	—	—
Accrued management fees	12,022	46,672	13,317	14,625
Total liabilities	12,022	2,257,881	657,191	2,070,109
NET ASSETS	$32,303,629	$113,646,289	$32,542,337	$33,498,101

NET ASSETS CONSIST OF:
Paid-in capital	$35,226,828	$105,335,826	$31,879,302	$27,375,418
Undistributed (distributions in excess of) net investment income	(52,988)	90,191	19,286	46,568
Accumulated net realized gain (loss) on investments	(5,846,224)	4,488,517	(876,890)	1,911,919
Net unrealized appreciation on investments	2,976,013	3,731,755	1,520,639	4,164,196
NET ASSETS	$32,303,629	$113,646,289	$32,542,337	$33,498,101
Shares outstanding	950,000	1,250,000	500,000	500,000
Net asset value, offering price and repurchase price per share	$34.00	$90.92	$65.08	$67.00
*Total cost of investments	$29,321,354	$109,905,420	$31,652,065	$31,358,158

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	85

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (concluded)	April 30, 2013

	Guggenheim S&P 500® Equal Weight Technology ETF	Guggenheim S&P 500® Equal Weight Utilities ETF

ASSETS:
Investments, at value* — including $2,391,077 and $2,600,835 of securities loaned, respectively	$95,058,774	$67,059,946
Receivables:
Investments sold	—	1,478,506
Fund shares sold	—	6,802,710
Dividends and interest	27,769	76,154
Total assets	95,086,543	75,417,316

LIABILITIES:
Payable upon return of securities loaned	2,491,308	2,675,179
Payable for:
Investments purchased	—	8,094,534
Accrued management fees	37,998	21,778
Total liabilities	2,529,306	10,791,491
NET ASSETS	$92,557,237	$64,625,825

NET ASSETS CONSIST OF:
Paid-in capital	$100,465,947	$56,298,684
Undistributed net investment income	36,213	116,003
Accumulated net realized gain (loss) on investments	(8,942,946)	460,313
Net unrealized appreciation on investments	998,023	7,750,825
NET ASSETS	$92,557,237	$64,625,825
Shares outstanding	1,500,000	950,000
Net asset value, offering price and repurchase price per share	$61.70	$68.03
*Total cost of investments	$94,060,751	$59,309,121

86	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2013

	Guggenheim Russell MidCap® Equal Weight ETF	Guggenheim Russell 1000® Equal Weight ETF	Guggenheim Russell 2000® Equal Weight ETF	Guggenheim MSCI Emerging Markets Equal Weight ETF

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$557,038	$491,653	$162,746	$85,243
Income from securities lending	18,022	10,417	9,164	1,071
Interest	—	—	—	232
Total investment income	575,060	502,070	171,910	86,546

EXPENSES:
Management fee	110,182	90,905	27,789	45,556
Trustee fees	3,439	2,541	1,045	—
Other fees	—	—	—	510
Total expenses	113,621	93,446	28,834	46,066
Less:
Expenses waived by advisor	—	—	—	(7,159)
Net investment income	461,439	408,624	143,076	47,639

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	319,553	(43,557)	2,500	(600,783)
In-kind redemptions	272,127	341,205	230,697	391,621
Capital gains tax	—	—	—	(10,813)
Foreign currency transactions	—	—	29	(8,144)
Net realized gain (loss)	591,680	297,648	233,226	(228,119)
Net change in unrealized appreciation (depreciation) on:
Investments	8,508,141	6,836,739	1,610,760	896,872
Capital gains tax	—	—	—	(3,039)
Foreign currency transactions	—	—	3	14,398
Net change in unrealized appreciation	—	—	1,610,763	908,231
Net realized and unrealized gain	9,099,821	7,134,387	1,843,989	680,112
Net increase in net assets resulting from operations	$9,561,260	$7,543,011	$1,987,065	$727,751
* Foreign taxes withheld	$1,922	$1,921	$283	$15,312

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	87

STATEMENT OF OPERATIONS (Unaudited) (continued)

For the Six Months Ended April 30, 2013

	Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	Guggenheim S&P 500® Equal Weight Consumer Staples ETF	Guggenheim S&P 500® Equal Weight Energy ETF

INVESTMENT INCOME:
Dividends	$482,034	$791,439	$239,051
Income from securities lending	7,742	3,795	259
Total investment income	489,776	795,234	239,310

EXPENSES:
Management fee	111,702	127,267	76,237
Other fees	—	—	188
Total expenses	111,702	127,267	76,425
Net investment income	378,074	667,967	162,885

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	175,552	(118,235)	99,366
In-kind redemptions	—	176,448	222,441
Net realized gain	175,552	58,213	321,807
Net change in unrealized appreciation (depreciation) on:
Investments	8,128,715	10,357,537	2,745,829
Net realized and unrealized gain	8,304,267	10,415,750	3,067,636
Net increase in net assets resulting from operations	$8,682,341	$11,083,717	$3,230,521

88	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENT OF OPERATIONS (Unaudited) (continued)

For the Six Months Ended April 30, 2013

	Guggenheim S&P 500® Equal Weight Financials ETF	Guggenheim S&P 500® Equal Weight Health Care ETF	Guggenheim S&P 500® Equal Weight Industrials ETF	Guggenheim S&P 500® Equal Weight Materials ETF

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$235,218	$504,958	$235,009	$407,683
Income from securities lending	260	—	2,979	17,426
Total investment income	235,478	504,958	237,988	425,109

EXPENSES:
Management fee	46,716	212,627	57,170	82,639
Other fees	—	—	78	—
Total expenses	46,716	212,627	57,248	82,639
Net investment income	188,762	292,331	180,740	342,470

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(121,211)	(346,474)	(220,857)	121,291
In-kind redemptions	1,047,519	9,851,049	557,301	2,949,222
Net realized gain	926,308	9,504,575	336,444	3,070,513
Net change in unrealized appreciation (depreciation) on:
Investments	2,408,174	5,391,201	2,183,889	(173,440)
Net realized and unrealized gain	3,334,482	14,895,776	2,520,333	2,897,073
Net increase in net assets resulting from operations	$3,523,244	$15,188,107	$2,701,073	$3,239,543
* Foreign taxes withheld	$—	$—	$560	$11,200

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	89

STATEMENT OF OPERATIONS (Unaudited) (concluded)

For the Six Months Ended April 30, 2013

	Guggenheim S&P 500® Equal Weight Technology ETF	Guggenheim S&P 500® Equal Weight Utilities ETF

INVESTMENT INCOME:
Dividends	$706,237	$844,407
Income from securities lending	16,729	13,516
Total investment income	722,966	857,923

EXPENSES:
Management fee	231,071	103,435
Other fees	218	—
Total expenses	231,289	103,435
Net investment income	491,677	754,488

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(636,755)	609,815
In-kind redemptions	1,080,328	313,770
Net realized gain	443,573	923,585
Net change in unrealized appreciation (depreciation) on:
Investments	16,059,852	4,475,166
Net realized and unrealized gain	16,503,425	5,398,751
Net increase in net assets resulting from operations	$16,995,102	$6,153,239

90	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Guggenheim Russell MidCap® Equal Weight ETF
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$461,439	$727,828
Net realized gain on investments	591,680	1,670,531
Net change in unrealized appreciation (depreciation) on investments	8,508,141	2,095,289
Net increase in net assets resulting from operations	9,561,260	4,493,648

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(455,926)	(712,539)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	—	14,565,056
Value of shares redeemed	(1,675,923)	(20,237,192)
Net decrease in net assets resulting from share transactions	(1,675,923)	(5,672,136)
Net increase (decrease) in net assets	7,429,411	(1,891,027)

NET ASSETS
Beginning of period	52,616,551	54,507,578
End of period	$60,045,962	$52,616,551
Undistributed net investment income at end of period	$40,145	$34,632

CHANGES IN SHARES OUTSTANDING:
Shares sold	—	450,000
Shares redeemed	(50,000)	(650,000)
Net decrease in shares	(50,000)	(200,000)

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	91

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim Russell 1000® Equal Weight ETF		Guggenheim Russell 2000® Equal Weight ETF
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$408,624	$575,178	$143,076	$203,036
Net realized gain on investments	297,648	430,555	233,226	372,065
Net change in unrealized appreciation (depreciation) on investments	6,836,739	2,435,374	1,610,763	942,955
Net increase in net assets resulting from operations	7,543,011	3,441,107	1,987,065	1,518,056

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(395,270)	(553,925)	(160,181)	(198,196)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	9,270,229	11,210,761	—	—
Value of shares redeemed	(1,771,482)	(9,269,418)	(1,656,312)	(10,586,026)
Net increase (decrease) in net assets resulting from share transactions	7,498,747	1,941,343	(1,656,312)	(10,586,026)
Net increase (decrease) in net assets	14,646,488	4,828,525	170,572	(9,266,166)

NET ASSETS
Beginning of period	39,011,235	34,182,710	14,317,708	23,583,874
End of period	$53,657,723	$39,011,235	$14,488,280	$14,317,708
Undistributed net investment income at end of period	$46,134	$32,780	$1,176	$18,281

CHANGES IN SHARES OUTSTANDING:
Shares sold	250,000	350,000	—	—
Shares redeemed	(50,000)	(300,000)	(50,000)	(350,000)
Net increase (decrease) in shares	200,000	50,000	(50,000)	(350,000)

92	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim MSCI Emerging Markets Equal Weight ETF		Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$47,639	$221,123	$378,074	$541,200
Net realized gain (loss) on investments	(228,119)	(1,825,783)	175,552	6,600,480
Net change in unrealized appreciation (depreciation) on investments	908,231	1,122,858	8,128,715	(739,225)
Net increase (decrease) in net assets resulting from operations	727,751	(481,802)	8,682,341	6,402,455

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(37,744)	(192,786)	(380,848)	(540,416)
Return of capital	—	(23,454)	—	—
Total distributions to shareholders	(37,744)	(216,240)	(380,848)	(540,416)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	—	3,217,848	3,167,777	56,045,159
Value of shares redeemed	(3,526,746)	(6,108,837)	—	(42,059,685)
Net increase (decrease) in net assets resulting from share transactions	(3,526,746)	(2,890,989)	3,167,777	13,985,474
Net increase (decrease) in net assets	(2,836,739)	(3,589,031)	11,469,270	19,847,513

NET ASSETS
Beginning of period	13,325,075	16,914,106	41,314,251	21,466,738
End of period	$10,488,336	$13,325,075	$52,783,521	$41,314,251
Undistributed (distributions in excess) of net investment income at end of period	$8,877	$(1,018)	$11,008	$13,782

CHANGES IN SHARES OUTSTANDING:
Shares sold	—	100,000	50,000	1,100,000
Shares redeemed	(100,000)	(200,000)	—	(800,000)
Net increase (decrease) in shares	(100,000)	(100,000)	50,000	300,000

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	93

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500® Equal Weight Consumer Staples ETF		Guggenheim S&P 500® Equal Weight Energy ETF
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$667,967	$812,838	$162,885	$276,374
Net realized gain (loss) on investments	58,213	7,835,041	321,807	(2,849,833)
Net change in unrealized appreciation (depreciation) on investments	10,357,537	(3,884,698)	2,745,829	1,840,307
Net increase (decrease) in net assets resulting from operations	11,083,717	4,763,181	3,230,521	(733,152)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(618,140)	(802,431)	(190,487)	(257,933)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	35,135,574	78,347,608	3,491,156	6,210,249
Value of shares redeemed	(3,529,316)	(71,871,221)	(3,148,523)	(8,502,963)
Net increase (decrease) in net assets resulting from share transactions	31,606,258	6,476,387	342,633	(2,292,714)
Net increase (decrease) in net assets	42,071,835	10,437,137	3,382,667	(3,283,799)

NET ASSETS
Beginning of period	40,944,311	30,507,174	32,003,675	35,287,474
End of period	$83,016,146	$40,944,311	$35,386,342	$32,003,675
Undistributed (distributions in excess) of net investment income at end of period	$117,245	$67,418	$(5,839)	$21,763

CHANGES IN SHARES OUTSTANDING:
Shares sold	450,000	1,150,000	50,000	100,000
Shares redeemed	(50,000)	(1,050,000)	(50,000)	(150,000)
Net increase (decrease) in shares	400,000	100,000	—	(50,000)

94	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500® Equal Weight Financial ETF		Guggenheim S&P 500® Equal Weight Health Care ETF
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$188,762	$222,443	$292,331	$530,580
Net realized gain on investments	926,308	32,369	9,504,575	7,747,910
Net change in unrealized appreciation (depreciation) on investments	2,408,174	2,304,637	5,391,201	656,908
Net increase in net assets resulting from operations	3,523,244	2,559,449	15,188,107	8,935,398

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(241,750)	(224,168)	(269,684)	(499,910)
Return of capital	—	(51,231)	—	—
Total distributions to shareholders	—	(275,399)	—	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	22,690,245	—	188,125,537	475,933,235
Value of shares redeemed	(8,006,631)	(5,078,734)	(127,816,372)	(499,145,695)
Net increase (decrease) in net assets resulting from share transactions	14,683,614	(5,078,734)	60,309,165	(23,212,460)
Net increase (decrease) in net assets	17,965,108	(2,794,684)	75,227,588	(14,776,972)

NET ASSETS
Beginning of period	14,338,521	17,133,205	38,418,701	53,195,673
End of period	$32,303,629	$14,338,521	$113,646,289	$38,418,701
Undistributed (distributions in excess) of net investment income at end of period	$(52,988)	$—	$90,191	$67,544

CHANGES IN SHARES OUTSTANDING:
Shares sold	700,000	—	2,250,000	6,550,000
Shares redeemed	(250,000)	(200,000)	(1,500,000)	(6,850,000)
Net increase (decrease) in shares	450,000	(200,000)	750,000	(300,000)

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	95

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500® Equal Weight Industrials ETF		Guggenheim S&P 500® Equal Weight Materials ETF
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$180,740	$467,880	$342,470	$534,668
Net realized gain on investments	336,444	2,234,623	3,070,513	1,158,111
Net change in unrealized appreciation (depreciation) on investments	2,183,889	(516,072)	(173,440)	1,217,258
Net increase in net assets resulting from operations	2,701,073	2,186,431	3,239,543	2,910,037

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(210,827)	(419,866)	(305,143)	(529,218)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	16,259,490	30,145,279	6,706,441	—
Value of shares redeemed	(3,289,080)	(30,280,574)	(9,530,520)	(5,763,694)
Net increase (decrease) in net assets resulting from share transactions	12,970,410	(135,295)	(2,824,079)	(5,763,694)
Net increase (decrease) in net assets	15,460,656	1,631,270	110,321	(3,382,875)

NET ASSETS
Beginning of period	17,081,681	15,450,411	33,387,780	36,770,655
End of period	$32,542,337	$17,081,681	$33,498,101	$33,387,780
Undistributed net investment income at end of period	$19,286	$49,373	$46,568	$9,241

CHANGES IN SHARES OUTSTANDING:
Shares sold	250,000	550,000	100,000	—
Shares redeemed	(50,000)	(550,000)	(150,000)	(100,000)
Net increase (decrease) in shares	200,000	—	(50,000)	(100,000)

96	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Guggenheim S&P 500® Equal Weight Technology ETF		Guggenheim S&P 500® Equal Weight Utilities ETF
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$491,677	$927,938	$754,488	$1,581,855
Net realized gain on investments	443,573	10,505,521	923,585	3,268,343
Net change in unrealized appreciation (depreciation) on investments	16,059,852	(14,282,736)	4,475,166	1,919,100
Net increase (decrease) in net assets resulting from operations	16,995,102	(2,849,277)	6,153,239	6,769,298

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(508,087)	(851,718)	(691,820)	(1,512,371)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	9,025,953	132,237,404	19,674,999	21,944,215
Value of shares redeemed	(33,434,982)	(137,742,483)	(2,874,172)	(17,254,801)
Net increase (decrease) in net assets resulting from share transactions	(24,409,029)	(5,505,079)	16,800,827	4,689,414
Net increase (decrease) in net assets	(7,922,014)	(9,206,074)	22,262,246	9,946,341

NET ASSETS
Beginning of period	100,479,251	109,685,325	42,363,579	32,417,238
End of period	$92,557,237	$100,479,251	$64,625,825	$42,363,579
Undistributed net investment income at end of period	$36,213	$52,623	$116,003	$53,335

CHANGES IN SHARES OUTSTANDING:
Shares sold	150,000	2,350,000	300,000	400,000
Shares redeemed	(600,000)	(2,500,000)	(50,000)	(300,000)
Net increase (decrease) in shares	(450,000)	(150,000)	250,000	100,000

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	97

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	Year Ended October 31, 2011*
Per Share Data:
Net asset value, beginning of period	$33.95		$31.15	$30.21
Income from investment operations:
Net investment income**	0.31		0.46	0.30
Net gain on investments (realized and unrealized)	6.07		2.80	0.85

Total from investment operations	6.38		3.26	1.15
Less distributions from:
Net investment income	(0.30)		(0.46)	(0.21)
Net asset value, end of period	$40.03		$33.95	$31.15

Total Return***	18.91%		10.52%	3.80%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$60,046		$52,617	$54,508
Ratio to average net assets of:
Net investment income	1.68%	****	1.39%	1.06%	****
Total expenses	0.41%	****	0.41%	0.41%	****
Portfolio turnover rate†	31%		33%	30%

*	The Fund commenced operations on December 3, 2010.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

98	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	Year Ended October 31, 2011*
Per Share Data:
Net asset value, beginning of period	$33.92		$31.08	$30.18
Income from investment operations:
Net investment income**	0.33		0.51	0.36
Net gain on investments (realized and unrealized)	5.84		2.83	0.85

Total from investment operations	6.17		3.34	1.21
Less distributions from:
Net investment income	(0.34)		(0.50)	(0.31)
Net asset value, end of period	$39.75		$33.92	$31.08

Total Return***	18.26%		10.83%	4.00%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$53,658		$39,011	$34,183
Ratio to average net assets of:
Net investment income	1.80%	****	1.56%	1.26%	****
Total expenses	0.41%	****	0.41%	0.41%	****
Portfolio turnover rate†	37%		27%	25%

*	The Fund commenced operations on December 3, 2010.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	99

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	Year Ended October 31, 2011*
Per Share Data:
Net asset value, beginning of period	$31.82		$29.48	$30.19
Income from investment operations:
Net investment income**	0.35		0.34	0.22
Net gain (loss) on investments (realized and unrealized)	4.45		2.33	(0.75)

Total from investment operations	4.80		2.67	(0.53)
Less distributions from:
Net investment income	(0.40)		(0.33)	(0.18)
Net asset value, end of period	$36.22		$31.82	$29.48

Total Return***	15.21%		9.08%	(1.78)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$14,488		$14,318	$23,584
Ratio to average net assets of:
Net investment income	2.06%	****	1.10%	0.79%	****
Total expenses	0.42%	****	0.41%	0.41%	****
Portfolio turnover rate†	42%		43%	38%

*	The Fund commenced operations on December 3, 2010.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

100	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	Year Ended October 31, 2011*
Per Share Data:
Net asset value, beginning of period	$33.31		$33.83	$40.21
Income from investment operations:
Net investment income**	0.13		0.55	0.69
Net gain (loss) on investments (realized and unrealized)	1.61		(0.53)	(6.35)

Total from investment operations	1.74		0.02	(5.66)
Less distributions from:
Net investment income	(0.09)		(0.48)	(0.36)
Return of capital	—		(0.06)	(0.36)

Total distributions	(0.09)		(0.54)	(0.72)
Net asset value, end of period	$34.96		$33.31	$33.83

Total Return***	5.22%		0.10%	(14.13)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$10,488		$13,325	$16,914
Ratio to average net assets of:
Net investment income	0.73%	****	1.66%	1.99%	****
Total expenses	0.71%	****	0.72%	0.71%	****
Net expenses*****	0.60%	****	0.61%	0.63%	****
Portfolio turnover rate†	21%		39%	63%

*	The Fund commenced operations on January 7, 2011.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
*****	Net expense information reflects the expense ratios after expense waivers.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	101

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
Per Share Data:
Net asset value, beginning of period	$55.09		$47.70	$42.37	$32.78	$24.82	$44.50
Income from investment operations:
Net investment income*	0.50		0.64	0.56	0.35	0.40	0.53
Net gain (loss) on investments (realized and unrealized)	10.90		7.46	5.31	9.56	7.93	(19.59)

Total from investment operations	11.40		8.10	5.87	9.91	8.33	(19.06)
Less distributions from:
Net investment income	(0.51)		(0.71)	(0.54)	(0.32)	(0.37)	(0.62)
Net asset value, end of period	$65.98		$55.09	$47.70	$42.37	$32.78	$24.82

Total Return**	20.82%		17.05%	13.91%	30.35%	34.20%	(43.27)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$52,784		$41,314	$21,467	$25,425	$11,474	$3,722
Ratio to average net assets of:
Net investment income	1.69%	***	1.22%	1.20%	0.89%	1.61%	1.44%
Total expenses	0.50%	***	0.50%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate†	12%		25%	26%	28%	42%	29%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
***	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

102	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER STAPLES ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
Per Share Data:
Net asset value, beginning of period	$68.24		$61.01	$55.42	$48.42	$41.47	$52.68
Income from investment operations:
Net investment income*	0.98		1.41	1.31	1.14	1.04	0.88
Net gain (loss) on investments (realized and unrealized)	14.74		7.20	5.49	6.95	6.91	(11.22)

Total from investment operations	15.72		8.61	6.80	8.09	7.95	(10.34)
Less distributions from:
Net investment income	(0.94)		(1.38)	(1.21)	(1.09)	(1.00)	(0.87)
Net asset value, end of period	$83.02		$68.24	$61.01	$55.42	$48.42	$41.47

Total Return**	23.25%		14.19%	12.37%	16.89%	19.60%	(19.87)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$83,016		$40,944	$30,507	$13,856	$9,685	$10,368
Ratio to average net assets of:
Net investment income	2.62%	***	2.14%	2.20%	2.20%	2.52%	1.78%
Total expenses	0.50%	***	0.50%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate†	5%		18%	15%	18%	25%	25%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
***	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	103

GUGGENHEIM S&P 500® EQUAL WEIGHT ENERGY ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
Per Share Data:
Net asset value, beginning of period	$64.01		$64.16	$53.74	$47.69	$39.72	$67.48
Income from investment operations:
Net investment income*	0.36		0.55	0.36	0.44	0.46	0.33
Net gain (loss) on investments (realized and unrealized)	6.82		(0.19)	10.43	6.07	7.93	(25.94)

Total from investment operations	7.18		0.36	10.79	6.51	8.39	(25.61)
Less distributions from:
Net investment income	(0.42)		(0.51)	(0.37)	(0.46)	(0.42)	(0.35)
Net realized gains	—		—	—	—	—	(1.80)

Total distributions	(0.42)		(0.51)	(0.37)	(0.46)	(0.42)	(2.15)
Net asset value, end of period	$70.77		$64.01	$64.16	$53.74	$47.69	$39.72

Total Return**	11.26%		0.58%	20.09%	13.74%	21.39%	(39.28)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$35,386		$32,004	$35,287	$16,122	$11,922	$5,958
Ratio to average net assets of:
Net investment income	1.07%	***	0.88%	0.53%	0.87%	1.16%	0.50%
Total expenses	0.50%	***	0.50%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate†	7%		30%	23%	31%	33%	38%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
***	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

104	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM S&P 500® EQUAL WEIGHT FINANCIAL ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
Per Share Data:
Net asset value, beginning of period	$28.68		$24.48	$25.40	$21.53	$21.41	$46.67
Income from investment operations:
Net investment income*	0.31		0.39	0.42	0.31	0.36	1.02
Net gain (loss) on investments (realized and unrealized)	5.43		4.32	(0.96)	3.87	0.18	(25.40)

Total from investment operations	5.74		4.71	(0.54)	4.18	0.54	(24.38)
Less distributions from:
Net investment income	(0.42)		(0.42)	(0.38)	(0.31)	(0.42)	(0.88)
Return of capital	—		(0.09)	—	—	—	—

Total distributions	(0.42)		(0.51)	(0.38)	(0.31)	(0.42)	(0.88)
Net asset value, end of period	$34.00		$28.68	$24.48	$25.40	$21.53	$21.41

Total Return**	20.19%		19.32%	(2.25)%	19.46%	3.15%	(52.88)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$32,304		$14,339	$17,133	$16,510	$13,995	$10,705
Ratio to average net assets of:
Net investment income	2.02%	***	1.48%	1.59%	1.26%	2.00%	3.09%
Total expenses	0.50%	***	0.50%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate†	6%		17%	18%	19%	49%	51%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
***	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	105

GUGGENHEIM S&P 500® EQUAL WEIGHT HEALTH CARE ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
Per Share Data:
Net asset value, beginning of period	$76.84		$66.49	$59.74	$50.56	$42.21	$57.94
Income from investment operations:
Net investment income*	0.29		0.47	0.32	0.20	0.19	0.14
Net gain (loss) on investments (realized and unrealized)	14.08		11.04	6.73	9.20	8.35	(15.74)

Total from investment operations	14.37		11.51	7.05	9.40	8.54	(15.60)
Less distributions from:
Net investment income	(0.29)		(1.16)	(0.30)	(0.22)	(0.19)	(0.13)
Net asset value, end of period	$90.92		$76.84	$66.49	$59.74	$50.56	$42.21

Total Return**	18.75%		17.39%	11.80%	18.64%	20.31%	(26.98)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$113,646		$38,419	$53,196	$53,770	$73,308	$48,537
Ratio to average net assets of:
Net investment income	0.69%	***	0.65%	0.47%	0.35%	0.42%	0.26%
Total expenses	0.50%	***	0.50%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate†	8%		15%	19%	20%	38%	26%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
***	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

106	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM S&P 500® EQUAL WEIGHT INDUSTRIALS ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
Per Share Data:
Net asset value, beginning of period	$56.94		$51.50	$49.54	$39.76	$35.73	$59.37
Income from investment operations:
Net investment income*	0.49		1.05	0.83	0.61	0.67	0.61
Net gain (loss) on investments (realized and unrealized)	8.25		5.42	2.05	9.78	4.12	(21.82)

Total from investment operations	8.74		6.47	2.88	10.39	4.79	(21.21)
Less distributions from:
Net investment income	(0.60)		(1.03)	(0.92)	(0.61)	(0.76)	(0.65)
Net realized gains	—		—	—	—	—	(1.78)

Total distributions	(0.60)		(1.03)	(0.92)	(0.61)	(0.76)	(2.43)
Net asset value, end of period	$65.08		$56.94	$51.50	$49.54	$39.76	$35.73

Total Return**	15.43%		12.64%	5.80%	26.28%	13.84%	(37.12)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$32,542		$17,082	$15,450	$42,105	$17,890	$7,146
Ratio to average net assets of:
Net investment income	1.58%	***	1.90%	1.52%	1.34%	1.88%	1.17%
Total expenses	0.50%	***	0.50%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate†	8%		18%	15%	18%	35%	30%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
***	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	107

GUGGENHEIM S&P 500® EQUAL WEIGHT MATERIALS ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
Per Share Data:
Net asset value, beginning of period	$60.71		$56.57	$57.32	$45.78	$34.37	$59.42
Income from investment operations:
Net investment income*	0.67		0.92	0.82	1.52	0.60	1.40
Net gain (loss) on investments (realized and unrealized)	6.25		4.14	(0.76)	11.65	11.49	(25.11)

Total from investment operations	6.92		5.06	0.06	13.17	12.09	(23.71)
Less distributions from:
Net investment income	(0.63)		(0.92)	(0.81)	(1.63)	(0.68)	(1.34)
Net asset value, end of period	$67.00		$60.71	$56.57	$57.32	$45.78	$34.37

Total Return**	11.42%		8.99%	0.04%	29.05%	35.82%	(40.67)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$33,498		$33,388	$36,771	$34,395	$41,199	$5,155
Ratio to average net assets of:
Net investment income	2.07%	***	1.55%	1.33%	2.88%	1.41%	2.69%
Total expenses	0.50%	***	0.50%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate†	8%		20%	21%	27%	57%	34%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
***	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

108	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM S&P 500® EQUAL WEIGHT TECHNOLOGY ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
Per Share Data:
Net asset value, beginning of period	$51.53		$52.23	$50.72	$39.98	$29.98	$55.18
Income from investment operations:
Net investment income*	0.30		0.41	0.29	0.12	0.11	0.06
Net gain (loss) on investments (realized and unrealized)	10.19		(0.75)	1.49	10.75	10.03	(25.19)

Total from investment operations	10.49		(0.34)	1.78	10.87	10.14	(25.13)
Less distributions from:
Net investment income	(0.32)		(0.36)	(0.27)	(0.13)	(0.14)	(0.07)
Net asset value, end of period	$61.70		$51.53	$52.23	$50.72	$39.98	$29.98

Total Return**	20.42%		(0.71)%	3.51%	27.23%	33.94%	(45.58)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$92,557		$100,479	$109,685	$88,759	$53,969	$7,495
Ratio to average net assets of:
Net investment income	1.06%	***	0.76%	0.54%	0.26%	0.30%	0.14%
Total expenses	0.50%	***	0.50%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate†	7%		25%	29%	25%	30%	36%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
***	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	109

GUGGENHEIM S&P 500® EQUAL WEIGHT UTILITIES ETF

FINANCIAL HIGHLIGHTS (concluded)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
Per Share Data:
Net asset value, beginning of period	$60.52		$54.03	$50.27	$42.13	$41.18	$62.28
Income from investment operations:
Net investment income*	1.10		2.03	1.89	1.84	1.89	1.81
Net gain (loss) on investments (realized and unrealized)	7.47		6.45	3.71	8.13	0.88	(21.09)

Total from investment operations	8.57		8.48	5.60	9.97	2.77	(19.28)
Less distributions from:
Net investment income	(1.06)		(1.99)	(1.84)	(1.83)	(1.82)	(1.82)
Net asset value, end of period	$68.03		$60.52	$54.03	$50.27	$42.13	$41.18

Total Return**	14.39%		15.98%	11.29%	24.10%	6.97%	(31.63)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$64,626		$42,364	$32,417	$20,110	$8,427	$4,118
Ratio to average net assets of:
Net investment income	3.65%	***	3.60%	3.60%	3.95%	4.64%	3.30%
Total expenses	0.50%	***	0.50%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate†	7%		22%	15%	16%	26%	25%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
***	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

110	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1.	Organization

Rydex ETF Trust (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non- diversified, open-ended investment company of the series type, and is authorized to issue an unlimited number of no par value shares. Each portfolio represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of April 30, 2013, the Trust offered twenty-one portfolios, of which thirteen are covered by this report. The financial statements herein relate to the following funds, whose investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the “Underlying Index”) as follows:

Fund	Index
Guggenheim Russell MidCap® Equal Weight ETF	Russell MidCap® Equal Weight Index
Guggenheim Russell 1000® Equal Weight ETF	Russell 1000® Equal Weight Index
Guggenheim Russell 2000® Equal Weight ETF	Russell 2000® Equal Weight Index
Guggenheim MSCI Emerging Markets Equal Weight ETF	MSCI Emerging Markets Equal Weighted Index
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	S&P 500® Equal Weight Consumer Discretionary Index
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	S&P 500® Equal Weight Consumer Staples Index
Guggenheim S&P 500® Equal Weight Energy ETF	S&P 500® Equal Weight Energy Index
Guggenheim S&P 500® Equal Weight Financials ETF	S&P 500® Equal Weight Financials Index
Guggenheim S&P 500® Equal Weight Health Care ETF	S&P 500® Equal Weight Health Care Index
Guggenheim S&P 500® Equal Weight Industrials ETF	S&P 500® Equal Weight Industrials Index
Guggenheim S&P 500® Equal Weight Materials ETF	S&P 500® Equal Weight Materials Index
Guggenheim S&P 500® Equal Weight Technology ETF	S&P 500® Equal Weight Information Technology Index
Guggenheim S&P 500® Equal Weight Utilities ETF	S&P 500® Equal Weight Telecommunication Services & Utilities Index

The Funds seek to achieve their objective by investing in common stocks or ETFs, where applicable, that comprise the Underlying Index. The Funds use a “replication” strategy to track the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds’ portfolio will ordinarily not result in the elimination of the security from the Funds’ portfolio.

The Funds issue and redeem shares on a continuous basis, at Net Asset Value per share (“NAV”), only in aggregation of 50,000 shares (a “Creation Unit”). Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

Guggenheim Investments (“GI”) provides advisory services and Guggenheim Distributors, LLC (“GDL”) acts as principal underwriter for the Trust. GI and GDL are affiliated entities.

Significant	Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date. The Funds invest in money market mutual funds, which are valued at their NAV.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

If events occur after the close of a foreign exchange that will affect the value of a Fund’s portfolio securities before the time as of which the NAV is calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the Funds’ NAV. Some of the factors which may be considered by the Board of Trustees in determining fair value are fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition, trading in similar securities of the same issuer or comparable companies, information from broker-dealers, and an evaluation of the forces that influence the market in which the securities are purchased and sold.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	111

NOTES TO FINANCIAL STATEMENTS (continued)

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Shares. In addition, the Board of Trustees has authorized the Valuation Committee and Administrator to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Distributions of net investment income and net realized gains, if any, in all the Funds, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

E. The Funds invest in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The Guggenheim S&P 500® Equal Weight ETFs are non-diversified funds, subjecting them to a greater risk than funds that are diversified.

Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience the Funds expect the risk of loss to be remote.

2.	Capital

There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with

112	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

a balancing cash component to equate the transaction to the NAV of the Fund on the transaction date. Transaction fees are not charged to or paid by the Funds. The minimum transaction fees are:

Minimum Transaction Fee
Guggenheim Russell MidCap® Equal Weight ETF	$2,000
Guggenheim Russell 1000® Equal Weight ETF	2,500
Guggenheim Russell 2000® Equal Weight ETF	3,000
Guggenheim MSCI Emerging Markets Equal Weight ETF	6,000
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	750
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	500
Guggenheim S&P 500® Equal Weight Energy ETF	500
Guggenheim S&P 500® Equal Weight Financials ETF	750
Guggenheim S&P 500® Equal Weight Health Care ETF	500
Guggenheim S&P 500® Equal Weight Industrials ETF	500
Guggenheim S&P 500® Equal Weight Materials ETF	500
Guggenheim S&P 500® Equal Weight Technology ETF	750
Guggenheim S&P 500® Equal Weight Utilities ETF	500

3.	Fees and Other Transactions with Affiliates

GI determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, GI receives a management fee at the annual rate shown below as a percentage of the average daily net assets of the Funds.

Advisory Fee
Guggenheim Russell MidCap® Equal Weight ETF	0.40%
Guggenheim Russell 1000® Equal Weight ETF	0.40%
Guggenheim Russell 2000® Equal Weight ETF	0.40%
Guggenheim MSCI Emerging Markets Equal Weight ETF	0.70%
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	0.50%
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	0.50%
Guggenheim S&P 500® Equal Weight Energy ETF	0.50%
Guggenheim S&P 500® Equal Weight Financials ETF	0.50%
Guggenheim S&P 500® Equal Weight Health Care ETF	0.50%
Guggenheim S&P 500® Equal Weight Industrials ETF	0.50%
Guggenheim S&P 500® Equal Weight Materials ETF	0.50%
Guggenheim S&P 500® Equal Weight Technology ETF	0.50%
Guggenheim S&P 500® Equal Weight Utilities ETF	0.50%

GI pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: trustee fees, interest, taxes, distribution fees or expenses, trustee fees (where applicable) and extraordinary expenses.

For the Guggenheim MCSI Emerging Markets Equal Weight ETF, the Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, dividends on securities sold short, distribution fees and expenses, and extraordinary expenses (“Excluded Expenses”)) plus Acquired Fund Fees and Expense borne indirectly from exceeding 0.70% of the Fund’s average daily net assets until February 28, 2014. This agreement may be terminated only with the approval of the Fund’s Board of Trustees. In any event, this undertaking will continue until at least February 28, 2014.

Under an Administration Agreement, State Street Bank and Trust Company (the “Administrator”) provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Funds in separate accounts for each Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. GI compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the “Plan”) that allows the Funds to pay distribution fees to GDL and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Funds will pay distribution fees to GDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GDL will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	113

NOTES TO FINANCIAL STATEMENTS (continued)

4.	Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or, in the absence of a principal market, the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted	prices in active markets for identical securities.

Level 2 — other	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant	unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets as of April 30, 2013:

Fund	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Guggenheim Russell MidCap® Equal Weight ETF	$60,028,093	$1,544,874	$—	$61,572,967
Guggenheim Russell 1000® Equal Weight ETF	53,636,110	933,110	—	54,569,220
Guggenheim Russell 2000® Equal Weight ETF	14,485,756	197,353	—	14,683,109
Guggenheim MSCI Emerging Markets Equal Weight ETF	10,484,058	9,126	69	10,493,253
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	52,782,439	1,950,757	—	54,733,196
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	82,969,527	—	—	82,969,527
Guggenheim S&P 500® Equal Weight Energy ETF	35,389,035	—	—	35,389,035
Guggenheim S&P 500® Equal Weight Financial ETF	32,297,367	—	—	32,297,367
Guggenheim S&P 500® Equal Weight Health Care ETF	113,637,175	—	—	113,637,175
Guggenheim S&P 500® Equal Weight Industrials ETF	32,528,830	643,874	—	33,172,704
Guggenheim S&P 500® Equal Weight Materials ETF	33,466,870	2,055,484	—	35,522,354
Guggenheim S&P 500® Equal Weight Technology ETF	92,567,466	2,491,308	—	95,058,774
Guggenheim S&P 500® Equal Weight Utilities ETF	64,384,767	2,675,179	—	67,059,946

Fund	Beginning Balance 10/31/12	Purchases	Sales	Total Change in Unrealized Appreciation (Depreciation)		Ending Balance 04/31/13	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 04/31/13
Guggenheim MSCI Emerging
Markets Equal Weight ETF	$—	$—	$—	$69	†	$69	$69

†	Spinoff priced at zero.

	Ending Balance at 04/30/13	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities — Assets
Common Stock	$69	$—	$—	$—

For the period ended April 30, 2013, there were no transfers between levels.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended April 30, 2013:

	Ending Balance at 04/30/13	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities — Assets
Common Stock	$725,385	$—	$—	$—

114	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The Funds disclose information about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. Purchases, sales, issuances and settlements are shown on a gross basis in a Level 3 roll forward rather than as one net number.

5.	Repurchase Agreements

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by GI. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of a Fund’s net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of GI, liquidity or other considerations so warrant.

6.	Federal Income Taxes

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for Federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2009 — 2012), and has concluded that no provision for income tax was required in the Funds’ financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for in-kind redemptions, income reclassifications from REITs and losses deferred due to wash sales.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and sought to simplify some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and to improve the tax efficiency of certain fund structures. The changes were generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At April 30, 2013, the identified cost of investments in securities owned by each Fund for Federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Guggenheim Russell MidCap® Equal Weight ETF	$51,260,704	$12,567,634	$(2,255,371)	$10,312,263
Guggenheim Russell 1000® Equal Weight ETF	46,907,086	9,340,995	(1,678,861)	7,662,134
Guggenheim Russell 2000® Equal Weight ETF	13,675,274	2,501,149	(1,493,314)	1,007,835
Guggenheim MSCI Emerging Markets Equal Weight ETF	10,711,953	1,119,913	(1,338,613)	(218,700)
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	46,212,477	9,756,512	(1,235,793)	8,520,719

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	115

NOTES TO FINANCIAL STATEMENTS (continued)

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	$74,067,889	$8,970,876	$(69,238)	$8,901,638
Guggenheim S&P 500® Equal Weight Energy ETF	36,601,681	3,408,383	(4,621,029)	(1,212,646)
Guggenheim S&P 500® Equal Weight Financials ETF	29,321,354	3,243,672	(267,659)	2,976,013
Guggenheim S&P 500® Equal Weight Health Care ETF	109,905,420	5,492,627	(1,760,872)	3,731,755
Guggenheim S&P 500® Equal Weight Industrials ETF	31,652,065	2,138,762	(618,123)	1,520,639
Guggenheim S&P 500® Equal Weight Materials ETF	31,358,158	7,142,200	(2,978,004)	4,164,196
Guggenheim S&P 500® Equal Weight Technology ETF	94,060,751	8,476,248	(7,478,225)	998,023
Guggenheim S&P 500® Equal Weight Utilities ETF	59,309,121	8,298,731	(547,906)	7,750,825

7.	Investment Transactions

For the period ended April 30, 2013, the Funds had investment transactions in-kind associated with subscriptions and redemptions as follows:

	Subscriptions	Redemptions
Guggenheim Russell MidCap® Equal Weight ETF	$—	$1,673,031
Guggenheim Russell 1000® Equal Weight ETF	9,264,942	1,760,292
Guggenheim Russell 2000® Equal Weight ETF	—	1,642,174.00
Guggenheim MSCI Emerging Markets Equal Weight ETF	—	2,320,119
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	3,166,418	—
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	35,090,184	3,528,606
Guggenheim S&P 500® Equal Weight Energy ETF	3,492,649	3,144,108
Guggenheim S&P 500® Equal Weight Financials ETF	19,370,878	4,725,400
Guggenheim S&P 500® Equal Weight Health Care ETF	175,113,327	114,876,023
Guggenheim S&P 500® Equal Weight Industrials ETF	16,224,266	3,287,981
Guggenheim S&P 500® Equal Weight Materials ETF	6,696,219	9,498,053
Guggenheim S&P 500® Equal Weight Technology ETF	9,027,067	33,389,719
Guggenheim S&P 500® Equal Weight Utilities ETF	19,471,912	2,857,222

Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

	Purchases	Sales
Guggenheim Russell MidCap® Equal Weight ETF	$6,009,981	$5,996,421
Guggenheim Russell 1000® Equal Weight ETF	4,621,682	4,597,121
Guggenheim Russell 2000® Equal Weight ETF	2,645,339	2,539,189
Guggenheim MSCI Emerging Markets Equal Weight ETF	2,646,858	3,864,287
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	5,550,966	5,361,973
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	2,827,956	2,960,362
Guggenheim S&P 500® Equal Weight Energy ETF	2,634,378	2,127,980
Guggenheim S&P 500® Equal Weight Financials ETF	1,250,472	1,460,505
Guggenheim S&P 500® Equal Weight Health Care ETF	6,208,099	8,497,100
Guggenheim S&P 500® Equal Weight Industrials ETF	1,961,976	2,001,769
Guggenheim S&P 500® Equal Weight Materials ETF	2,674,041	2,955,947
Guggenheim S&P 500® Equal Weight Technology ETF	6,502,098	6,661,877
Guggenheim S&P 500® Equal Weight Utilities ETF	3,342,219	2,969,658

There were no purchases or sales of U.S. government or government agency obligations for the period ended April 30, 2013.

8.	Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

116	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013, the following Funds participated in securities lending as follows:

	Value of Securities Loaned	Cash Collateral
Guggenheim Russell MidCap® Equal Weight ETF	$1,501,938	$1,544,874
Guggenheim Russell 1000® Equal Weight ETF	907,784	933,110
Guggenheim Russell 2000® Equal Weight ETF	186,235	197,353
Guggenheim MSCI Emerging Markets Equal Weight ETF	7,649	9,126
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	1,899,024	1,950,757
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	—	—
Guggenheim S&P 500® Equal Weight Energy ETF	—	—
Guggenheim S&P 500® Equal Weight Financials ETF	—	—
Guggenheim S&P 500® Equal Weight Health Care ETF	—	—
Guggenheim S&P 500® Equal Weight Industrials ETF	620,460	643,874
Guggenheim S&P 500® Equal Weight Materials ETF	1,999,117	2,055,484
Guggenheim S&P 500® Equal Weight Technology ETF	2,391,077	2,491,308
Guggenheim S&P 500® Equal Weight Utilities ETF	2,600,835	2,675,179

The following represents a breakdown of the collateral for the joint repurchase agreements at April 30, 2013:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
RBS Securities Inc.			Federal Farm Credit Bank
0.15%			0.30% – 4.88%
Due 05/01/13			04/23/14 – 12/16/15
	$17,371,000	$17,371,072		$17,159,000	$17,372,483
Deutsche Bank Securites Inc.			Freddie Mac
0.15%			1.57%
Due 05/01/13			01/08/20
	25,000,000	25,000,104		25,356,000	25,376,538
HSBC Securities Inc.			Fannie Mae
0.15%			0.00% – 7.25%
Due 05/01/13			04/15/14 – 11/15/30
	110,000,000	110,001,102		142,817,000	112,201,125

9.	Legal Proceedings

Tribune Company

Rydex ETF Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons (In re Tribune Co.), No. 12-2652 (S.D.N.Y.) (formerly Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex ETF Trust when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In its complaint, the Unsecured Creditors Committee (the “UCC”) has alleged that, in connection with the LBO, insiders and major shareholders received proceeds for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The UCC has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO.

Rydex ETF Trust also has been named as a defendant in one or more of a group of lawsuits filed by a group of Tribune creditors that allege state law constructive fraudulent conveyance claims against former Tribune shareholders (the “SLCFC actions”).

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multi-district litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”). On November 6, 2012, the defendants moved to dismiss the SLCFC actions. On December 21, 2012, the plaintiffs filed a memorandum in opposition to the motion to dismiss. On February 4, 2013, the defendants filed a reply in support of the motion to dismiss. The Court scheduled oral argument on the motion for May 23, 2013. The Court has not yet issued a decision on the motion.

None of these lawsuits allege any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Guggenheim S&P 500® Equal Weight Consumer Discretionary Fund (the “Fund”). The value of the proceeds received by the foregoing Fund was $249,481. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on the Fund’s net asset value.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	117

NOTES TO FINANCIAL STATEMENTS (concluded)

10.	New Accounting Pronouncement

In January 2013, the Financial Accounting Standards Board issued an Accounting Standards Update No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending. The new disclosure is effective for Funds whose annual or interim periods begin on or after January 1, 2013. Management is evaluating the impact of this update on its current disclosures.

11.	Subsequent Event

At a meeting of the Board of Trustees (the “Board”) of the Trust held on June 5, 2013, the Board approved Rydex Fund Services, LLC to replace State Street Bank and Trust Company (“State Street”) as administrator of the Trust. In addition, the Board approved The Bank of New York Mellon to replace State Street as custodian, transfer agent and fund accountant of the Trust.

118	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities, during the most recent 12-month period ended June 30, 2012 is available, without charge upon request, by calling 1.800.820.0888. The information is also available from the EDGAR database on the SEC’s website at, http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Premium/Discount Information

Information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund can be found at www.guggenheiminvestments.com.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	119

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER

Name and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	136
(1951)	Rydex Variable Trust – 2012
	Rydex Dynamic Funds – 2012
	Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES

Name and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Corey A. Colehour	Rydex Series Funds – 1993	136
(1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit, Governance and Nominating Committees from 1995 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	136
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1995 to present; Member and Chairman of the Audit Committee from 1997 to present; Member of the Governance and Nominating Committees from 1995 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	136
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired;

Positions held within the Trust: Trustee from 1997 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present

120	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES – concluded

Name and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Werner E. Keller	Rydex Series Funds – 2005	136
(1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present; Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present; Chairman and Member of the Risk Oversight Committee from 2010 to present

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	136
(1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present

Positions held within the Trust: Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	136
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; and Chairman of the Governance and Nominating Committees from 1997 to present

Roger Somers	Rydex Series Funds – 1993	136
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	121

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS

Name, Position and Year of Birth	Principal Occupations During Past Five Years

Michael P. Byrum* Vice President, (1970)

Current: President, Security Benefit Asset Management Holdings, LLC; Vice President Security Investors, LLC; President and Chief Investment Officer, Rydex Holdings, LLC; Director and Chairman of the Board, Advisor Research Center, Inc.; Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009-2010), Secretary (2002- 2010), Executive Vice President (2002- 2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Capital Partners, LLC, President & Secretary (2003-2007); Rydex Capital Partners II, LLC, (2003-2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005-2008), Executive Vice President (2005-2006); Advisor Research Center, Inc., Secretary (2006-2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005-2008)

Nikolaos Bonos* Vice President and Treasurer (1963)

Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer and Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006-2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003-2006); Rydex Specialized Products, LLC, Chief Financial Officer (2005-2009)

Elisabeth Miller* Chief Compliance Officer (1968)

Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004-2009)

Amy J. Lee* Vice President and Assistant Secretary (1961)

Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Security Global Investors, LLC, Senior Vice President and Secretary (2007- 2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010-2011); Brecek & Young Advisors, Inc., Director (2004-2008)

Joseph M. Arruda* Assistant Treasurer (1966)

Current: Assistant Treasurer, SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004-2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

122	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

APRIL 30, 2013

GUGGENHEIM ETFs

SEMI-ANNUAL REPORT

XLG	GUGGENHEIM RUSSELL TOP 50® MEGA CAP ETF

RPV	GUGGENHEIM S&P 500® PURE VALUE ETF

RPG	GUGGENHEIM S&P 500® PURE GROWTH ETF

RFV	GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF

RFG	GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF

RZV	GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

RZG	GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

ETF2-SEMI-0413X1013

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	1

April 30, 2013

Dear Shareholder:

     Security Investors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for a number of our exchange traded funds (“ETFs”).

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Distributors, LLC, the distributor of the Funds, is affiliated with Guggenheim Partners and Security Investors, LLC. It is committed to providing investors with innovative investment solutions; as of the date of this report we offer 21 ETFs, including our line-up of equal weight ETFs. We have built on the investment management strengths of Guggenheim Investments and worked with a diverse group of index providers to create some of the most distinctive ETFs available.

We encourage you to read the Economic and Market Overview that follows, which provides additional information regarding the factors that influenced the Funds’ performance for the six months ending April 30, 2013.

Thank you for investing in our Funds.

Sincerely,

Donald C. Cacciapaglia

President

May 31, 2013

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.guggenheiminvestments.com or call 800.820.0888.

ETFs may not be suitable for all investors. • Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Most investors will also incur customary brokerage commissions when buying or selling shares of an ETF. • Investments in securities per share and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. • ETF shares may trade below their net asset value per share (“NAV”). The NAV of shares will fluctuate with changes in the market value of an ETF’s holdings. In addition, there can be no assurance that an active trading market for shares will develop or be maintained. • Tracking error risk refers to the risk that the Adviser may not be able to cause the ETF’s performance to match or correlate to that of the ETF’s underlying index, either on a daily or aggregate basis. Tracking error risk may cause the ETF’s performance to be less than you expect.

2	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

FEES AND EXPENSES (Unaudited)

Shareholder Expense Example

As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2012 and held for the six months ended April 30, 2013.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Expense Ratio	Beginning Account Value 10/31/12	Ending Account Value 04/30/13	Expenses Paid During Six-Month Period* 10/31/12 to 04/30/13
Actual
Guggenheim Russell Top 50® Mega Cap ETF	0.20%	$1,000.00	$1,108.50	$1.05
Guggenheim S&P 500® Pure Value ETF	0.35%	1,000.00	1,224.40	1.93
Guggenheim S&P 500® Pure Growth ETF	0.35%	1,000.00	1,189.70	1.90
Guggenheim S&P MidCap 400® Pure Value ETF	0.35%	1,000.00	1,213.30	1.92
Guggenheim S&P MidCap 400® Pure Growth ETF	0.35%	1,000.00	1,159.20	1.87
Guggenheim S&P SmallCap 600® Pure Value ETF	0.35%	1,000.00	1,183.30	1.89
Guggenheim S&P SmallCap 600® Pure Growth ETF	0.35%	1,000.00	1,124.10	1.84
Hypothetical (assuming a 5% return before expenses)
Guggenheim Russell Top 50® Mega Cap ETF	0.20%	1,000.00	1,023.80	1.00
Guggenheim S&P 500® Pure Value ETF	0.35%	1,000.00	1,023.06	1.76
Guggenheim S&P 500® Pure Growth ETF	0.35%	1,000.00	1,023.06	1.76

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	3

FEES AND EXPENSES (Unaudited) (concluded)

	Expense Ratio	Beginning Account Value 10/31/12	Ending Account Value 04/30/13	Expenses Paid During Six-Month Period* 10/31/12 to 04/30/13
Guggenheim S&P MidCap 400® Pure Value ETF	0.35%	$1,000.00	$1,023.06	$1.76
Guggenheim S&P MidCap 400® Pure Growth ETF	0.35%	1,000.00	1,023.06	1.76
Guggenheim S&P SmallCap 600® Pure Value ETF	0.35%	1,000.00	1,023.06	1.76
Guggenheim S&P SmallCap 600® Pure Growth ETF	0.35%	1,000.00	1,023.06	1.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

4	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW

Despite some softening of economic data in the last part of the period, the U.S. economic picture was sound for the six months ended April 30, 2013, powered by monetary accommodation from central banks around the world and continuing improvement in the U.S. housing sector and labor market. Equity markets rallied more than 14% over the period, with the S&P 500 reaching an all-time high. In the fixed income domain, abundant liquidity and the continuation of open-ended quantitative easing have produced a benign credit environment with low default rates.

The recovery in employment tends to be understated due to the sheer magnitude of the drawdown at the height of the financial crisis and continued softness in the public sector. In the private sector, the U.S. economy is currently adding jobs at a rate that is over 20% higher than that of the prior expansion. As for housing, January and February 2013 marked the best two-month period of new home sales since 2008 and home values have been reaching their highest levels since 2007, which has been driving increased consumption.

The disappointing economic data late in the period stirred concerns about possible market consolidation or even a correction; following the Fiscal Cliff and sequester, there was also rising uncertainty around U.S. fiscal policy issues, as well as anemic growth trends in Europe, slower growth in China and a tumble in the price of gold. Markets were also startled by the size of Japanese efforts to weaken the yen and gain export competitiveness. Nonetheless, multi-year lows in the Chicago Board Options Exchange Volatility Index* suggested there was also considerable complacency on the part of investors.

A number of global central banks have implemented interest rate cuts during the period, owing to sluggish global economic growth and continuing weakness in commodity prices. The world is still in a deflationary environment, which has given policymakers a great deal of leeway to extend and expand accommodative monetary policies aimed at stimulating output. With ongoing weakness in growth and inflation, investors have come to expect global central banks to maintain accommodative policies, keeping rates muted.

For the six-month period ended April 30, 2013, the S&P 500 Index* returned 14.42%. International markets had even better returns, with the Morgan Stanley Capital International Europe-Australasia-Far East (the “MSCI EAFE”) Index* returning 16.90%. The MSCI EAFE Index is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin. The MSCI Emerging Markets Index* returned 5.29%.

Many bond indices also delivered positive returns during the six months ended April 30, 2013, with measures of riskier parts of the market leading the pack. The return of the Merrill Lynch High Yield Master II Index*, which measures performance of the U.S. high-yield bond market, was 7.26%. The Barclays U.S. Aggregate Bond Index* (the “Barclays Aggregate”), which measures return of the U.S. investment-grade and government bond market as a whole, rose 0.90% for the period.

* Index Definitions

Indices are unmanaged and it is not possible to invest directly in an index.

VIX is the ticker symbol for the Chicago Board Options Exchange Market Volatility Index, a popular measure of the implied volatility of S&P 500 index options. It is a weighted blend of prices for a range of options on the S&P 500 index.

S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index designed to reflect the movements of stock markets in developed countries of Europe and the Pacific Basin. The index is calculated in U.S. dollars and is constructed to represent about 60% of market capitalization in each country.

The MSCI Emerging Markets Index is a free float-adjusted market-capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	5

ECONOMIC AND MARKET OVERVIEW (concluded)

Merrill Lynch High Yield Master II Index is a commonly used benchmark index for high yield corporate bonds. It is a measure of the broad high yield market.

The Barclays U.S. Aggregate Bond Index covers the U.S. dollar-denominated, investment-grade, fixed rate, taxable bond market of SEC-registered securities. The Index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities and collateralized mortgage-backed securities sectors.

6	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2013

GUGGENHEIM RUSSELL TOP 50® MEGA CAP ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Exxon Mobil Corp.	5.96%
Apple, Inc.	5.93%
Microsoft Corp.	3.57%
Chevron Corp.	3.44%
General Electric Co.	3.38%
Johnson & Johnson	3.35%
International Business Machines Corp.	3.16%
Pfizer, Inc.	3.12%
Google, Inc. — Class A	3.06%
Procter & Gamble Co. (The)	3.01%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	7

PORTFOLIO SUMMARY (Unaudited) (continued)	April 30, 2013

GUGGENHEIM S&P 500® PURE VALUE ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Genworth Financial, Inc. — Class A	2.76%
Assurant, Inc.	2.30%
WellPoint, Inc.	2.25%
Xerox Corp.	1.91%
Hartford Financial Services Group, Inc.	1.82%
Hess Corp.	1.79%
Archer-Daniels-Midland Co.	1.77%
Tyson Foods, Inc. — Class A	1.71%
Valero Energy Corp.	1.71%
Safeway, Inc.	1.60%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

8	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited) (continued)	April 30, 2013

GUGGENHEIM S&P 500® PURE GROWTH ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
SLM Corp.	2.53%
Tesoro Corp.	2.15%
Southwest Airlines Co.	2.06%
Netflix, Inc.	2.03%
Seagate Technology PLC	1.90%
Life Technologies Corp.	1.82%
Regeneron Pharmaceuticals, Inc.	1.64%
Denbury Resources, Inc.	1.62%
Gilead Sciences, Inc.	1.60%
Bank of America Corp.	1.59%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	9

PORTFOLIO SUMMARY (Unaudited) (continued)	April 30, 2013

GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Community Health Systems, Inc.	2.53%
JetBlue Airways Corp.	2.50%
Hanover Insurance Group, Inc. (The)	2.37%
Ingram Micro, Inc. — Class A	2.24%
URS Corp.	2.11%
Reinsurance Group of America, Inc.	2.05%
Protective Life Corp.	1.87%
Tech Data Corp.	1.85%
ManTech International Corp. — Class A	1.83%
Manpower, Inc.	1.81%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

10	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited) (continued)	April 30, 2013

GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Chico’s FAS, Inc.	2.64%
Semtech Corp.	2.42%
Worthington Industries, Inc.	2.37%
Vertex Pharmaceuticals, Inc.	2.33%
HollyFrontier Corp.	2.22%
First American Financial Corp.	2.10%
Alaska Air Group, Inc.	1.91%
ValueClick, Inc.	1.90%
Williams-Sonoma, Inc.	1.89%
Terex Corp.	1.83%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	11

PORTFOLIO SUMMARY (Unaudited) (continued)	April 30, 2013

GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Boyd Gaming Corp.	2.10%
VOXX International Corp.	1.97%
Kelly Services, Inc. — Class A	1.53%
CIBER, Inc.	1.53%
AAR Corp.	1.49%
OfficeMax, Inc.	1.41%
SkyWest, Inc.	1.38%
Tower Group International Ltd.	1.33%
Quiksilver, Inc.	1.32%
Meadowbrook Insurance Group, Inc.	1.28%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

12	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited) (concluded)	April 30, 2013

GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
3D Systems Corp.	2.06%
Francesca’s Holdings Corp.	1.82%
HFF, Inc. — Class A	1.76%
Sabra Health Care REIT, Inc.	1.71%
Blucora, Inc.	1.55%
Geospace Technologies Corp.	1.48%
Winnebago Industries, Inc.	1.44%
Tuesday Morning Corp.	1.44%
On Assignment, Inc.	1.43%
PrivateBancorp, Inc.	1.31%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	13

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2013

GUGGENHEIM RUSSELL TOP 50® MEGA CAP ETF

	SHARES	VALUE

COMMON STOCKS - 99.7%
Aerospace & Defense - 1.2%
United Technologies Corp.	74,366	$6,788,872

Total Aerospace & Defense		6,788,872

Air Freight & Logistics - 0.9%
United Parcel Service, Inc. — Class B	59,112	5,074,174

Total Air Freight & Logistics		5,074,174

Beverages - 4.2%
Coca-Cola Co. (The)	316,991	13,418,229
PepsiCo, Inc.	127,618	10,524,657

Total Beverages		23,942,886

Biotechnology - 1.2%
Amgen, Inc.	63,460	6,613,167

Total Biotechnology		6,613,167

Commercial Banks - 3.6%
US Bancorp	154,564	5,143,890
Wells Fargo & Co.	399,789	15,183,986

Total Commercial Banks		20,327,876

Communications Equipment - 3.1%
Cisco Systems, Inc.	437,116	9,144,467
QUALCOMM, Inc.	139,883	8,619,590

Total Communications Equipment		17,764,057

Computers & Peripherals - 5.9%
Apple, Inc.	76,300	33,781,825

Total Computers & Peripherals		33,781,825

Consumer Finance - 1.0%
American Express Co.	81,705	5,589,439

Total Consumer Finance		5,589,439

Diversified Financial Services - 6.5%
Bank of America Corp.	879,368	10,825,020
Citigroup, Inc.	239,261	11,163,919
JPMorgan Chase & Co.	310,620	15,223,486

Total Diversified Financial Services		37,212,425

Diversified Telecommunication Services - 5.2%
AT&T, Inc.	448,110	16,786,200
Verizon Communications, Inc.	231,826	12,497,740

Total Diversified Telecommunication Services		29,283,940

Energy Equipment & Services - 1.4%
Schlumberger Ltd.	108,817	8,099,249

Total Energy Equipment & Services		8,099,249

Food & Staples Retailing - 3.0%
CVS Caremark Corp.	104,569	6,083,825
Wal-Mart Stores, Inc.	137,913	10,718,598

Total Food & Staples Retailing		16,802,423

Food Products - 1.2%
Kraft Foods Group, Inc.	48,225	2,483,105
Mondelez International, Inc. — Class A	144,674	4,549,998

Total Food Products		7,033,103

	SHARES	VALUE

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	128,387	$4,740,048

Total Health Care Equipment & Supplies		4,740,048

Health Care Providers & Services - 0.9%
UnitedHealth Group, Inc.	84,655	5,073,374

Total Health Care Providers & Services		5,073,374

Hotels, Restaurants & Leisure - 1.5%
McDonald’s Corp.	82,925	8,469,960

Total Hotels, Restaurants & Leisure		8,469,960

Household Products - 3.0%
Procter & Gamble Co. (The)	223,590	17,165,004

Total Household Products		17,165,004

Industrial Conglomerates - 4.4%
3M Co.	56,619	5,928,576
General Electric Co.	864,567	19,271,198

Total Industrial Conglomerates		25,199,774

Insurance - 2.7%
Berkshire Hathaway, Inc. — Class B*	145,317	15,450,103

Total Insurance		15,450,103

Internet & Catalog Retail - 1.3%
Amazon.com, Inc.*	29,520	7,492,471

Total Internet & Catalog Retail		7,492,471

Internet Software & Services - 3.2%
Facebook, Inc. — Class A*	34,370	954,111
Google, Inc. — Class A*	21,123	17,417,392

Total Internet Software & Services		18,371,503

IT Services - 4.4%
International Business Machines Corp.	88,946	18,015,123
Visa, Inc. — Class A	42,641	7,183,303

Total IT Services		25,198,426

Machinery - 0.8%
Caterpillar, Inc.	53,243	4,508,085

Total Machinery		4,508,085

Media - 3.2%
Comcast Corp. — Class A	219,125	9,049,863
Walt Disney Co. (The)	145,847	9,165,025

Total Media		18,214,888

Oil, Gas & Consumable Fuels - 11.6%
Chevron Corp.	160,968	19,639,706
ConocoPhillips	103,187	6,237,654
Exxon Mobil Corp.	381,571	33,956,003
Occidental Petroleum Corp.	66,182	5,907,405

Total Oil, Gas & Consumable Fuels		65,740,768

Pharmaceuticals - 10.5%
AbbVie, Inc.	128,387	5,912,222
Bristol-Myers Squibb Co.	137,828	5,474,528
Johnson & Johnson	224,101	19,100,128
Merck & Co., Inc.	248,189	11,664,883
Pfizer, Inc.	611,025	17,762,497

Total Pharmaceuticals		59,914,258

14	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2013

GUGGENHEIM RUSSELL TOP 50® MEGA CAP ETF

	SHARES	VALUE

Road & Rail - 1.0%
Union Pacific Corp.	38,859	$5,749,578

Total Road & Rail		5,749,578

Semiconductors & Semiconductor Equipment - 1.7%
Intel Corp.	410,525	9,832,074

Total Semiconductors & Semiconductor Equipment		9,832,074

Software - 5.3%
Microsoft Corp.	614,210	20,330,351
Oracle Corp.	295,208	9,676,918

Total Software		30,007,269

Specialty Retail - 1.6%
Home Depot, Inc.	124,901	9,161,488

Total Specialty Retail		9,161,488

Tobacco - 3.4%
Altria Group, Inc.	166,041	6,062,157
Philip Morris International, Inc.	139,172	13,303,451

Total Tobacco		19,365,608

Total Common Stocks (Cost $532,385,582)		567,968,115

	FACE AMOUNT
REPURCHASE AGREEMENTS - 0.2%
State Street Bank & Trust Co., 0.010%, dated 04/30/13, to be repurchased at $1,392,000 on 05/01/13 collateralized by $1,435,000 FHLMC at 2.00% due 01/30/23 with a value of $1,424,209[b]	$1,392,000	1,392,000

Total Repurchase Agreements (Cost $1,392,000)		1,392,000

Total Investments - 99.9%[a] (Cost $533,777,582)		569,360,115

Other Assets and Liabilities, net - 0.1%		567,467

Net Assets - 100.0%		$569,927,582

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Values determined based on Level 2 inputs (Note 4).

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	15

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2013

GUGGENHEIM S&P 500® PURE VALUE ETF

	SHARES	VALUE

COMMON STOCKS - 99.8%
Aerospace & Defense - 2.9%
General Dynamics Corp.	13,277	$981,967
L-3 Communications Holdings, Inc.	22,162	1,800,662
Northrop Grumman Corp.	16,550	1,253,497
Raytheon Co.	10,639	653,022
Textron, Inc.	33,137	853,278

Total Aerospace & Defense		5,542,426

Air Freight & Logistics - 0.4%
FedEx Corp.	7,728	726,509

Total Air Freight & Logistics		726,509

Auto Components - 1.5%
Goodyear Tire & Rubber Co. (The)*	109,887	1,373,038
Johnson Controls, Inc.	44,443	1,555,950

Total Auto Components		2,928,988

Automobiles - 1.1%
Ford Motor Co.	153,470	2,104,074

Total Automobiles		2,104,074

Beverages - 0.6%
Molson Coors Brewing Co. — Class B	22,921	1,182,724

Total Beverages		1,182,724

Capital Markets - 3.8%
E*Trade Financial Corp.*	151,772	1,561,734
Goldman Sachs Group, Inc. (The)	10,816	1,579,893
Legg Mason, Inc.	59,296	1,889,170
Morgan Stanley	60,211	1,333,674
State Street Corp.	18,380	1,074,679

Total Capital Markets		7,439,150

Chemicals - 0.7%
Dow Chemical Co. (The)	19,265	653,276
LyondellBasell Industries NV — Class A	11,013	668,489

Total Chemicals		1,321,765

Commercial Banks - 3.1%
BB&T Corp.	27,865	857,406
Fifth Third Bancorp	69,867	1,189,835
PNC Financial Services Group, Inc.	21,432	1,454,804
SunTrust Banks, Inc.	63,119	1,846,231
Wells Fargo & Co.	18,507	702,896

Total Commercial Banks		6,051,172

Commercial Services & Supplies - 0.8%
Avery Dennison Corp.	16,509	684,298
Pitney Bowes, Inc.[a]	66,566	909,957

Total Commercial Services & Supplies		1,594,255

Computers & Peripherals - 2.9%
Dell, Inc.	222,140	2,976,676
Western Digital Corp.	47,895	2,647,636

Total Computers & Peripherals		5,624,312

Construction & Engineering - 1.6%
Fluor Corp.	25,583	1,457,719

	SHARES	VALUE

Jacobs Engineering Group, Inc.*	32,349	$1,632,978

Total Construction & Engineering		3,090,697

Consumer Finance - 0.7%
Capital One Financial Corp.	22,341	1,290,863

Total Consumer Finance		1,290,863

Diversified Consumer Services - 0.4%
Apollo Group, Inc. — Class A*	44,579	818,916

Total Diversified Consumer Services		818,916

Diversified Financial Services - 5.5%
Citigroup, Inc.	41,220	1,923,325
CME Group, Inc.	17,998	1,095,358
JPMorgan Chase & Co.	33,869	1,659,920
Leucadia National Corp.	75,569	2,334,326
NASDAQ OMX Group, Inc. (The)	63,987	1,886,337
NYSE Euronext	46,953	1,822,246

Total Diversified Financial Services		10,721,512

Diversified Telecommunication Services - 0.3%
Frontier Communications Corp.[a]	154,397	642,292

Total Diversified Telecommunication Services		642,292

Electric Utilities - 2.2%
Entergy Corp.	11,128	792,647
Exelon Corp.	24,932	935,199
FirstEnergy Corp.	13,336	621,458
Pepco Holdings, Inc.	57,757	1,305,308
PPL Corp.	18,973	633,319

Total Electric Utilities		4,287,931

Electronic Equipment, Instruments & Components - 1.9%
Corning, Inc.	103,517	1,500,997
Jabil Circuit, Inc.	117,508	2,091,642

Total Electronic Equipment, Instruments & Components		3,592,639

Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	24,566	1,115,051
Ensco PLC — Class A	9,408	542,653
Nabors Industries Ltd.	143,058	2,115,828
Rowan Cos., PLC — Class A*	23,096	751,313

Total Energy Equipment & Services		4,524,845

Food & Staples Retailing - 4.6%
CVS Caremark Corp.	24,208	1,408,422
Kroger Co. (The)	53,539	1,840,671
Safeway, Inc.	138,320	3,114,966
Sysco Corp.	21,191	738,718
Walgreen Co.	37,020	1,832,860

Total Food & Staples Retailing		8,935,637

Food Products - 4.7%
Archer-Daniels-Midland Co.	101,097	3,431,232
Dean Foods Co.*	65,161	1,247,182
Mondelez International, Inc. — Class A	34,917	1,098,140

16	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM S&P 500® PURE VALUE ETF

	SHARES	VALUE

Tyson Foods, Inc. — Class A	135,137	$3,328,424

Total Food Products		9,104,978

Health Care Providers & Services - 11.4%
Aetna, Inc.	40,452	2,323,563
AmerisourceBergen Corp.	34,413	1,862,432
Cardinal Health, Inc.	45,733	2,022,313
CIGNA Corp.	23,942	1,584,242
Coventry Health Care, Inc.	37,612	1,863,675
Humana, Inc.	40,657	3,013,090
McKesson Corp.	17,133	1,813,014
Tenet Healthcare Corp.*	45,693	2,072,634
UnitedHealth Group, Inc.	20,801	1,246,604
WellPoint, Inc.	59,925	4,369,731

Total Health Care Providers & Services		22,171,298

Household Durables - 1.3%
Harman International Industries, Inc.	24,298	1,086,363
Whirlpool Corp.	11,631	1,329,191

Total Household Durables		2,415,554

Independent Power Producers & Energy Traders - 1.1%
NRG Energy, Inc.	79,540	2,216,780

Total Independent Power Producers & Energy Traders		2,216,780

Insurance - 19.7%
ACE Ltd.	13,652	1,216,939
AFLAC, Inc.	13,820	752,361
Allstate Corp. (The)	46,300	2,280,738
American International Group, Inc.*	62,725	2,598,069
Assurant, Inc.	94,064	4,471,803
Berkshire Hathaway, Inc. — Class B*	6,864	729,780
Chubb Corp. (The)	8,492	747,890
Genworth Financial, Inc. — Class A*	533,545	5,351,456
Hartford Financial Services Group, Inc.	125,982	3,538,834
Lincoln National Corp.	84,975	2,890,000
Loews Corp.	32,656	1,458,744
MetLife, Inc.	73,569	2,868,455
Principal Financial Group, Inc.	62,785	2,266,539
Torchmark Corp.	17,327	1,075,487
Travelers Cos., Inc. (The)	16,319	1,393,806
Unum Group	103,539	2,887,703
XL Group PLC	55,284	1,721,544

Total Insurance		38,250,148

IT Services - 1.1%
SAIC, Inc.	140,745	2,102,730

Total IT Services		2,102,730

Media - 0.8%
Washington Post Co. (The) — Class B	3,415	1,514,006

Total Media		1,514,006

Metals & Mining - 3.7%
Alcoa, Inc.	269,224	2,288,404
Allegheny Technologies, Inc.	56,558	1,525,935

	SHARES	VALUE

Cliffs Natural Resources, Inc.[a]	74,805	$1,596,339
United States Steel Corp.[a]	98,364	1,750,879

Total Metals & Mining		7,161,557

Multi-Utilities - 1.3%
Ameren Corp.	32,147	1,165,329
Integrys Energy Group, Inc.	11,360	699,322
Public Service Enterprise Group, Inc.	17,912	655,758

Total Multi-Utilities		2,520,409

Multiline Retail - 1.9%
J.C. Penney Co., Inc.*,a	67,324	1,105,460
Kohl’s Corp.	25,675	1,208,265
Macy’s, Inc.	15,333	683,852
Target Corp.	9,732	686,690

Total Multiline Retail		3,684,267

Office Electronics - 1.9%
Xerox Corp.	432,223	3,708,473

Total Office Electronics		3,708,473

Oil, Gas & Consumable Fuels - 10.3%
Apache Corp.	11,202	827,604
Chevron Corp.	7,429	906,412
ConocoPhillips	39,533	2,389,770
Devon Energy Corp.	11,107	611,551
Hess Corp.	48,107	3,472,363
Marathon Oil Corp.	23,551	769,411
Murphy Oil Corp.	32,797	2,036,366
Newfield Exploration Co.*	60,599	1,320,452
Peabody Energy Corp.	47,980	962,479
Phillips 66	44,901	2,736,716
Valero Energy Corp.	82,253	3,316,441
WPX Energy, Inc.*	44,589	696,926

Total Oil, Gas & Consumable Fuels		20,046,491

Road & Rail - 1.0%
Ryder System, Inc.	33,064	1,920,026

Total Road & Rail		1,920,026

Specialty Retail - 1.8%
Best Buy Co., Inc.	54,307	1,411,439
Staples, Inc.	150,729	1,995,652

Total Specialty Retail		3,407,091

Thrifts & Mortgage Finance - 0.5%
People’s United Financial, Inc.	80,022	1,053,090

Total Thrifts & Mortgage Finance		1,053,090

Total Common Stocks (Cost $170,887,975)		193,697,605

SHORT TERM INVESTMENTS - 0.2%
SSgA Government Money Market Fund	430,319	430,319

Total Short Term Investments (Cost $430,319)		430,319

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	17

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2013

GUGGENHEIM S&P 500® PURE VALUE ETF

	FACE AMOUNT	VALUE

SECURITIES LENDING COLLATERAL - 3.2%[b]
Repurchase Agreements:
Deutsche Bank Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	$1,027,907	$1,027,907
HSBC Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	4,522,791	4,522,791
RBS Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	714,231	714,231

Total Securities Lending Collateral (Cost $6,264,929)		6,264,929

Total Investments - 103.2%[d] (Cost $177,583,223)		200,392,853

Other Assets and Liabilities, net - (3.2)%		(6,230,783)

Net Assets - 100.0%		$194,162,070

*	Non-Income Producing Security.
[a]	All or a portion of this security was on loan as of April 30, 2013.
[b]	Securities lending collateral (Note 8).
[c]	Values determined based on Level 2 inputs (Note 4).
[d]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

18	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2013

GUGGENHEIM S&P 500® PURE GROWTH ETF

	SHARES	VALUE

COMMON STOCKS - 100.0%
Aerospace & Defense - 1.2%
Boeing Co. (The)	52,040	$4,756,976

Total Aerospace & Defense		4,756,976

Airlines - 2.1%
Southwest Airlines Co.	616,251	8,442,639

Total Airlines		8,442,639

Auto Components - 2.1%
BorgWarner, Inc.*	44,360	3,467,621
Delphi Automotive PLC	111,196	5,138,367

Total Auto Components		8,605,988

Beverages - 1.9%
Constellation Brands, Inc. — Class A*	62,044	3,061,872
Dr Pepper Snapple Group, Inc.	40,024	1,954,372
Monster Beverage Corp.*	49,493	2,791,405

Total Beverages		7,807,649

Biotechnology - 7.4%
Alexion Pharmaceuticals, Inc.*	48,579	4,760,742
Amgen, Inc.	35,486	3,697,996
Biogen Idec, Inc.*	13,074	2,862,291
Celgene Corp.*	48,907	5,774,449
Gilead Sciences, Inc.*	129,453	6,555,500
Regeneron Pharmaceuticals, Inc.*	31,276	6,728,719

Total Biotechnology		30,379,697

Building Products - 0.4%
Masco Corp.	84,612	1,644,857

Total Building Products		1,644,857

Capital Markets - 2.6%
Ameriprise Financial, Inc.	53,473	3,985,343
Franklin Resources, Inc.	27,452	4,245,726
T. Rowe Price Group, Inc.	31,288	2,268,380

Total Capital Markets		10,499,449

Chemicals - 5.0%
CF Industries Holdings, Inc.	16,868	3,146,051
Eastman Chemical Co.	63,467	4,230,076
Ecolab, Inc.	26,182	2,215,521
FMC Corp.	26,245	1,593,071
Mosaic Co. (The)	37,645	2,318,556
PPG Industries, Inc.	16,203	2,384,109
Sherwin-Williams Co. (The)	24,932	4,565,298

Total Chemicals		20,452,682

Commercial Banks - 3.4%
Huntington Bancshares, Inc.	810,229	5,809,342
US Bancorp	102,072	3,396,956
Zions Bancorp	198,204	4,879,783

Total Commercial Banks		14,086,081

Commercial Services & Supplies - 1.0%
Cintas Corp.	47,448	2,128,992
Stericycle, Inc.*	16,820	1,821,942

Total Commercial Services & Supplies		3,950,934

	SHARES	VALUE

Communications Equipment - 0.6%
QUALCOMM, Inc.	41,659	$2,567,028

Total Communications Equipment		2,567,028

Computers & Peripherals - 3.0%
Apple, Inc.	9,883	4,375,698
Seagate Technology PLC	213,007	7,817,357

Total Computers & Peripherals		12,193,055

Construction & Engineering - 0.7%
Quanta Services, Inc.*	109,553	3,010,516

Total Construction & Engineering		3,010,516

Consumer Finance - 4.6%
American Express Co.	34,717	2,374,990
Discover Financial Services	144,224	6,308,358
SLM Corp.	503,186	10,390,791

Total Consumer Finance		19,074,139

Containers & Packaging - 0.5%
Ball Corp.	45,268	1,997,224

Total Containers & Packaging		1,997,224

Diversified Financial Services - 2.5%
Bank of America Corp.	529,043	6,512,519
Moody’s Corp.	60,348	3,672,176

Total Diversified Financial Services		10,184,695

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. — Class A	41,019	3,097,755

Total Electronic Equipment, Instruments & Components		3,097,755

Health Care Equipment & Supplies - 1.0%
Edwards Lifesciences Corp.*	16,129	1,028,869
Intuitive Surgical, Inc.*	6,147	3,026,107

Total Health Care Equipment & Supplies		4,054,976

Health Care Providers & Services - 0.6%
DaVita, Inc.*	21,882	2,596,299

Total Health Care Providers & Services		2,596,299

Health Care Technology - 0.4%
Cerner Corp.*	19,254	1,863,210

Total Health Care Technology		1,863,210

Hotels, Restaurants & Leisure - 1.3%
Wyndham Worldwide Corp.	49,864	2,995,829
Wynn Resorts Ltd.	18,090	2,483,757

Total Hotels, Restaurants & Leisure		5,479,586

Household Durables - 4.4%
DR Horton, Inc.	207,758	5,418,329
Leggett & Platt, Inc.	56,499	1,821,528
Lennar Corp. — Class Aa	69,130	2,849,539
Newell Rubbermaid, Inc.	242,025	6,374,938
PulteGroup, Inc.*	80,248	1,684,405

Total Household Durables		18,148,739

Internet & Catalog Retail - 5.5%
Amazon.com, Inc.*	15,145	3,843,952
Netflix, Inc.*	38,550	8,329,499

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	19

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM S&P 500® PURE GROWTH ETF

	SHARES	VALUE

priceline.com, Inc.*	6,619	$4,606,758
TripAdvisor, Inc.*	107,568	5,655,925

Total Internet & Catalog Retail		22,436,134

Internet Software & Services - 3.5%
Akamai Technologies, Inc.*	45,487	1,997,334
eBay, Inc.*	87,999	4,610,267
Google, Inc. — Class A*	4,238	3,494,528
Yahoo!, Inc.*	170,679	4,220,892

Total Internet Software & Services		14,323,021

IT Services - 2.1%
Cognizant Technology Solutions Corp. — Class A*	28,381	1,839,089
Mastercard, Inc. — Class A	3,722	2,058,005
Visa, Inc. — Class A	27,185	4,579,585

Total IT Services		8,476,679

Life Sciences Tools & Services - 3.7%
Agilent Technologies, Inc.	126,129	5,226,786
Life Technologies Corp.*	101,211	7,458,239
PerkinElmer, Inc.	80,551	2,468,888

Total Life Sciences Tools & Services		15,153,913

Machinery - 2.7%
Cummins, Inc.	20,367	2,166,845
Illinois Tool Works, Inc.	29,925	1,931,958
PACCAR, Inc.	88,497	4,405,381
Snap-on, Inc.	29,118	2,509,971

Total Machinery		11,014,155

Media - 7.6%
CBS Corp. — Class B	62,326	2,853,284
Comcast Corp. — Class A	151,453	6,255,009
DIRECTV*	54,551	3,085,404
Discovery Communications, Inc. — Class A*	44,739	3,526,328
News Corp. — Class A	86,414	2,676,242
Scripps Networks Interactive, Inc. — Class A	88,827	5,914,102
Time Warner Cable, Inc.	29,793	2,797,265
Time Warner, Inc.	65,751	3,930,595

Total Media		31,038,229

Oil, Gas & Consumable Fuels - 5.5%
Denbury Resources, Inc.*	371,761	6,650,804
EOG Resources, Inc.	23,378	2,832,479
Noble Energy, Inc.	19,900	2,254,471
Pioneer Natural Resources Co.	15,227	1,861,196
Tesoro Corp.	164,937	8,807,636

Total Oil, Gas & Consumable Fuels		22,406,586

Pharmaceuticals - 4.5%
AbbVie, Inc.	73,063	3,364,551
Actavis, Inc.*	38,456	4,065,953
Eli Lilly & Co.	92,600	5,128,188
Mylan, Inc.*	196,744	5,727,218

Total Pharmaceuticals		18,285,910

	SHARES	VALUE

Professional Services - 0.4%
Equifax, Inc.	27,717	$1,696,280

Total Professional Services		1,696,280

Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	34,326	2,883,041
Health Care REIT, Inc.	35,021	2,625,524

Total Real Estate Investment Trusts (REITs)		5,508,565

Semiconductors & Semiconductor Equipment - 4.7%
Applied Materials, Inc.	262,921	3,814,984
Broadcom Corp. — Class A	82,821	2,981,556
Intel Corp.	136,574	3,270,947
KLA-Tencor Corp.	51,327	2,784,490
LSI Corp.*	351,786	2,300,680
Teradyne, Inc.*	249,229	4,097,325

Total Semiconductors & Semiconductor Equipment		19,249,982

Software - 1.6%
Adobe Systems, Inc.*	66,519	2,998,676
Salesforce.com, Inc.*	88,326	3,631,082

Total Software		6,629,758

Specialty Retail - 6.6%
AutoZone, Inc.*	6,171	2,524,494
Gap, Inc. (The)	132,398	5,029,800
Home Depot, Inc.	42,855	3,143,414
L Brands, Inc.	39,001	1,966,040
Lowe’s Cos., Inc.	74,576	2,865,210
PetSmart, Inc.	37,194	2,538,119
Ross Stores, Inc.	37,873	2,502,269
TJX Cos., Inc.	61,318	2,990,479
Urban Outfitters, Inc.*	85,976	3,562,846

Total Specialty Retail		27,122,671

Textiles, Apparel & Luxury Goods - 1.9%
Fossil, Inc.*	21,342	2,094,077
PVH Corp.	50,839	5,867,329

Total Textiles, Apparel & Luxury Goods		7,961,406

Wireless Telecommunication Services - 1.0%
Crown Castle International Corp.*	51,241	3,945,557

Total Wireless Telecommunication Services		3,945,557

Total Common Stocks (Cost $333,541,423)		410,143,020

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	335,253	335,253

Total Short Term Investments (Cost $335,253)		335,253

20	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2013

GUGGENHEIM S&P 500® PURE GROWTH ETF

	FACE AMOUNT	VALUE

SECURITIES LENDING COLLATERAL - 0.5%[b]
Repurchase Agreements:
Deutsche Bank Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	$369,509	$369,509
HSBC Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	1,625,839	1,625,839
RBS Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	256,749	256,749

Total Securities Lending Collateral (Cost $2,252,097)		2,252,097

Total Investments - 100.6%[d] (Cost $336,128,773)		412,730,370

Other Assets and Liabilities, net - (0.6)%		(2,310,762)

Net Assets - 100.0%		$410,419,608

*	Non-Income Producing Security.
[a]	All or a portion of this security was on loan as of April 30, 2013.
[b]	Securities lending collateral (Note 8).
[c]	Values determined based on Level 2 inputs (Note 4).
[d]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
REIT — Real Estate Investment Trust

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	21

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2013

GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF

	SHARES	VALUE

COMMON STOCKS - 99.7%
Aerospace & Defense - 3.9%
Alliant Techsystems, Inc.	8,727	$648,940
Esterline Technologies Corp.*	3,876	290,855
Exelis, Inc.	45,634	509,732
Huntington Ingalls Industries, Inc.	14,277	755,253

Total Aerospace & Defense		2,204,780

Air Freight & Logistics - 1.1%
UTi Worldwide, Inc.	42,525	624,692

Total Air Freight & Logistics		624,692

Airlines - 2.5%
JetBlue Airways Corp.*	206,353	1,421,772

Total Airlines		1,421,772

Capital Markets - 0.8%
Apollo Investment Corp.	32,140	283,153
Janus Capital Group, Inc.	22,044	196,633

Total Capital Markets		479,786

Chemicals - 1.5%
Cabot Corp.	7,587	284,968
Minerals Technologies, Inc.	8,320	338,041
Olin Corp.	9,730	235,174

Total Chemicals		858,183

Commercial Banks - 3.5%
Associated Banc-Corp.	30,428	434,208
BancorpSouth, Inc.	23,166	370,656
First Niagara Financial Group, Inc.	54,173	515,185
FirstMerit Corp.	18,611	318,806
International Bancshares Corp.	18,210	353,274

Total Commercial Banks		1,992,129

Commercial Services & Supplies - 1.6%
Brink’s Co. (The)	13,654	361,967
R.R. Donnelley & Sons Co.[a]	42,206	519,556

Total Commercial Services & Supplies		881,523

Computers & Peripherals - 2.0%
Diebold, Inc.	6,615	193,753
Lexmark International, Inc. — Class A	23,049	698,615
QLogic Corp.*	20,483	222,446

Total Computers & Peripherals		1,114,814

Construction & Engineering - 4.3%
Aecom Technology Corp.*	24,645	716,430
Granite Construction, Inc.	8,644	239,179
KBR, Inc.	9,924	298,514
URS Corp.	27,327	1,200,202

Total Construction & Engineering		2,454,325

Containers & Packaging - 1.8%
Greif, Inc. — Class A	9,399	452,750
Rock Tenn Co. — Class A	5,593	560,083

Total Containers & Packaging		1,012,833

	SHARES	VALUE

Diversified Consumer Services - 1.0%
DeVry, Inc.	10,528	$294,889
Regis Corp.	15,696	294,300

Total Diversified Consumer Services		589,189

Electric Utilities - 1.2%
Great Plains Energy, Inc.	16,709	403,188
Hawaiian Electric Industries, Inc.	8,954	253,398

Total Electric Utilities		656,586

Electrical Equipment - 1.8%
General Cable Corp.*	29,034	1,001,092

Total Electrical Equipment		1,001,092

Electronic Equipment, Instruments & Components - 9.0%
Arrow Electronics, Inc.*	24,379	956,388
Avnet, Inc.*	30,782	1,008,111
Ingram Micro, Inc. — Class A*	71,587	1,274,964
Tech Data Corp.*	22,569	1,054,649
Vishay Intertechnology, Inc.*	59,290	832,432

Total Electronic Equipment, Instruments & Components		5,126,544

Energy Equipment & Services - 3.0%
Helix Energy Solutions Group, Inc.*	11,562	266,389
Superior Energy Services, Inc.*	34,163	942,557
Tidewater, Inc.	6,505	341,187
Unit Corp.*	4,259	179,006

Total Energy Equipment & Services		1,729,139

Food & Staples Retailing - 0.7%
Harris Teeter Supermarkets, Inc.	9,898	413,637

Total Food & Staples Retailing		413,637

Food Products - 2.4%
Post Holdings, Inc.*	8,246	361,093
Smithfield Foods, Inc.*	38,812	993,587

Total Food Products		1,354,680

Gas Utilities - 0.9%
Atmos Energy Corp.	5,409	239,997
UGI Corp.	7,253	297,228

Total Gas Utilities		537,225

Health Care Providers & Services - 11.4%
Community Health Systems, Inc.	31,551	1,437,779
Health Management Associates, Inc. — Class A*	68,256	784,262
Health Net, Inc.*	27,768	816,379
LifePoint Hospitals, Inc.*	21,156	1,015,488
Omnicare, Inc.	10,020	438,575
Owens & Minor, Inc.	22,020	717,192
Universal Health Services, Inc. — Class B	7,080	471,457
WellCare Health Plans, Inc.*	14,149	825,028

Total Health Care Providers & Services		6,506,160

22	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF

	SHARES	VALUE

Hotels, Restaurants & Leisure - 1.3%
Wendy’s Co. (The)	56,646	$322,316
WMS Industries, Inc.*	17,278	438,515

Total Hotels, Restaurants & Leisure		760,831

Insurance - 16.1%
American Financial Group, Inc.	16,656	803,985
Aspen Insurance Holdings Ltd.	20,454	781,138
Everest Re Group Ltd.	4,648	627,434
Hanover Insurance Group, Inc. (The)	26,677	1,345,321
HCC Insurance Holdings, Inc.	7,769	330,959
Kemper Corp.	19,835	631,943
Mercury General Corp.	8,264	377,747
Old Republic International Corp.	56,027	756,365
Protective Life Corp.	27,901	1,061,912
Reinsurance Group of America, Inc.	18,594	1,163,055
StanCorp Financial Group, Inc.	23,453	1,012,701
W.R. Berkley Corp.	6,593	286,268

Total Insurance		9,178,828

Internet Software & Services - 1.0%
Monster Worldwide, Inc.*	132,128	578,721

Total Internet Software & Services		578,721

IT Services - 2.3%
Convergys Corp.	15,469	263,282
ManTech International Corp. — Class A	39,066	1,042,672

Total IT Services		1,305,954

Machinery - 3.9%
AGCO Corp.	10,865	578,561
Oshkosh Corp.*	22,687	890,692
SPX Corp.	3,154	235,005
Trinity Industries, Inc.	11,626	490,733

Total Machinery		2,194,991

Media - 1.7%
Scholastic Corp.	23,944	657,263
Valassis Communications, Inc.[a]	12,262	314,275

Total Media		971,538

Metals & Mining - 3.7%
Commercial Metals Co.	60,695	887,361
Reliance Steel & Aluminum Co.	8,793	572,161
Steel Dynamics, Inc.	43,108	648,344

Total Metals & Mining		2,107,866

Multiline Retail - 1.9%
Big Lots, Inc.*	18,411	670,528
Saks, Inc.*	34,616	399,815

Total Multiline Retail		1,070,343

Oil, Gas & Consumable Fuels - 2.7%
Alpha Natural Resources, Inc.*	44,739	331,964
Arch Coal, Inc.	54,988	266,692
Bill Barrett Corp.*,a	14,185	281,714
World Fuel Services Corp.	15,526	629,579

Total Oil, Gas & Consumable Fuels		1,509,949

	SHARES	VALUE

Paper & Forest Products - 0.9%
Domtar Corp.	7,346	$510,621

Total Paper & Forest Products		510,621

Professional Services - 2.5%
FTI Consulting, Inc.*	11,058	366,241
Manpower, Inc.	19,411	1,031,889

Total Professional Services		1,398,130

Road & Rail - 1.3%
Con-way, Inc.	22,430	758,134

Total Road & Rail		758,134

Semiconductors & Semiconductor Equipment - 0.4%
Intersil Corp. — Class A	26,906	208,791

Total Semiconductors & Semiconductor Equipment		208,791

Specialty Retail - 2.0%
Aeropostale, Inc.*	15,806	231,716
Barnes & Noble, Inc.*,a	32,335	586,233
Rent-A-Center, Inc.	9,235	322,579

Total Specialty Retail		1,140,528

Thrifts & Mortgage Finance - 1.1%
Astoria Financial Corp.	44,322	425,048
New York Community Bancorp, Inc.	15,194	205,879

Total Thrifts & Mortgage Finance		630,927

Tobacco - 1.2%
Universal Corp.	11,920	685,996

Total Tobacco		685,996

Wireless Telecommunication Services - 1.3%
Telephone & Data Systems, Inc.	34,112	765,473

Total Wireless Telecommunication Services		765,473

Total Common Stocks (Cost $50,398,200)		56,736,710

SHORT TERM INVESTMENTS - 0.3%
SSgA Government Money Market Fund	140,727	140,727

Total Short Term Investments (Cost $140,727)		140,727

	FACE AMOUNT
SECURITIES LENDING COLLATERAL - 2.5%[b]
Repurchase Agreements:
Deutsche Bank Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	$234,462	234,462
HSBC Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	1,031,633	1,031,633

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	23

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2013

GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF

	FACE AMOUNT	VALUE

RBS Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	$162,914	$162,914

Total Securities Lending Collateral (Cost $1,429,009)		1,429,009

Total Investments - 102.5%[d] (Cost $51,967,936)		58,306,446

Other Assets and Liabilities, net - (2.5)%		(1,422,427)

Net Assets - 100.0%		$56,884,019

*	Non-Income Producing Security.
[a]	All or a portion of this security was on loan as of April 30, 2013.
[b]	Securities lending collateral (Note 8).
[c]	Values determined based on Level 2 inputs (Note 4).
[d]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

24	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2013

GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF

	SHARES	VALUE

COMMON STOCKS - 99.6%
Aerospace & Defense - 0.6%
BE Aerospace, Inc.*	56,586	$3,550,206

Total Aerospace & Defense		3,550,206

Airlines - 1.9%
Alaska Air Group, Inc.*	190,210	11,724,544

Total Airlines		11,724,544

Auto Components - 1.2%
Gentex Corp.	321,118	7,225,155

Total Auto Components		7,225,155

Automobiles - 1.8%
Thor Industries, Inc.	291,465	10,810,437

Total Automobiles		10,810,437

Biotechnology - 4.1%
United Therapeutics Corp.*	160,908	10,745,436
Vertex Pharmaceuticals, Inc.*	186,678	14,340,604

Total Biotechnology		25,086,040

Building Products - 1.9%
Fortune Brands Home & Security, Inc.*	163,514	5,950,275
Lennox International, Inc.	97,820	6,064,840

Total Building Products		12,015,115

Capital Markets - 2.4%
Affiliated Managers Group, Inc.*	42,830	6,667,774
Eaton Vance Corp.	99,015	3,948,718
Waddell & Reed Financial, Inc. — Class A	99,102	4,248,503

Total Capital Markets		14,864,995

Chemicals - 2.0%
NewMarket Corp.	18,639	5,008,299
Valspar Corp.	116,126	7,411,162

Total Chemicals		12,419,461

Commercial Banks - 7.0%
Cathay General Bancorp	498,994	9,835,172
City National Corp.	186,882	10,695,257
Signature Bank*	65,868	4,716,807
SVB Financial Group*	137,236	9,758,852
Synovus Financial Corp.	3,117,257	8,385,421

Total Commercial Banks		43,391,509

Commercial Services & Supplies - 1.6%
Clean Harbors, Inc.*	58,116	3,310,869
Copart, Inc.*	185,913	6,553,433

Total Commercial Services & Supplies		9,864,302

Communications Equipment - 1.9%
Ciena Corp.*	435,274	6,511,699
InterDigital, Inc.	115,121	5,112,524

Total Communications Equipment		11,624,223

Construction Materials - 0.6%
Eagle Materials, Inc.	50,268	3,405,657

Total Construction Materials		3,405,657

	SHARES	VALUE

Containers & Packaging - 0.6%
Packaging Corp. of America	76,695	$3,647,614

Total Containers & Packaging		3,647,614

Distributors - 1.7%
LKQ Corp.*	432,453	10,413,468

Total Distributors		10,413,468

Diversified Consumer Services - 0.8%
Service Corp. International	276,305	4,664,028

Total Diversified Consumer Services		4,664,028

Diversified Telecommunication Services - 0.7%
tw telecom, Inc.*	166,960	4,521,277

Total Diversified Telecommunication Services		4,521,277

Electrical Equipment - 0.6%
AMETEK, Inc.	97,892	3,985,183

Total Electrical Equipment		3,985,183

Electronic Equipment, Instruments & Components - 1.5%
Itron, Inc.*	101,017	4,005,324
Trimble Navigation, Ltd.*	172,789	4,965,956

Total Electronic Equipment, Instruments & Components		8,971,280

Food Products - 1.5%
Ingredion, Inc.	128,404	9,246,372

Total Food Products		9,246,372

Health Care Equipment & Supplies - 2.6%
Cooper Cos., Inc. (The)	42,421	4,683,278
ResMed, Inc.[a]	162,481	7,802,338
Thoratec Corp.*	98,700	3,572,940

Total Health Care Equipment & Supplies		16,058,556

Hotels, Restaurants & Leisure - 1.1%
Bob Evans Farms, Inc.	151,518	6,566,790

Total Hotels, Restaurants & Leisure		6,566,790

Household Durables - 2.9%
Jarden Corp.*	209,739	9,440,352
MDC Holdings, Inc.	129,580	4,872,208
Toll Brothers, Inc.*	111,440	3,823,507

Total Household Durables		18,136,067

Insurance - 2.1%
First American Financial Corp.	483,604	12,946,079

Total Insurance		12,946,079

Internet & Catalog Retail - 0.5%
HSN, Inc.	61,824	3,250,706

Total Internet & Catalog Retail		3,250,706

Internet Software & Services - 4.5%
Equinix, Inc.*	43,275	9,265,178
Rackspace Hosting, Inc.*	141,100	6,801,020
ValueClick, Inc.*	378,461	11,679,306

Total Internet Software & Services		27,745,504

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	25

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF

	SHARES	VALUE

IT Services - 5.3%
Alliance Data Systems Corp.*	53,642	$9,214,086
CoreLogic, Inc.*	357,100	9,741,688
NeuStar, Inc. — Class A*	151,994	6,667,977
WEX, Inc.*	92,050	6,975,549

Total IT Services		32,599,300

Leisure Equipment & Products - 1.2%
Polaris Industries, Inc.	87,476	7,539,556

Total Leisure Equipment & Products		7,539,556

Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc.*	75,603	3,287,975

Total Life Sciences Tools & Services		3,287,975

Machinery - 7.4%
Graco, Inc.	63,753	3,858,969
Lincoln Electric Holdings, Inc.	107,189	5,655,292
Nordson Corp.	100,332	6,972,071
Terex Corp.*	394,590	11,285,274
Timken Co.	119,628	6,288,844
Valmont Industries, Inc.	50,652	7,381,516
Wabtec Corp.	39,428	4,137,574

Total Machinery		45,579,540

Media - 2.7%
AMC Networks, Inc. — Class A*	76,631	4,828,520
Cinemark Holdings, Inc.	239,036	7,383,822
Lamar Advertising Co. — Class A*	92,666	4,338,622

Total Media		16,550,964

Metals & Mining - 2.7%
Royal Gold, Inc.	38,863	2,160,006
Worthington Industries, Inc.	452,629	14,565,601

Total Metals & Mining		16,725,607

Oil, Gas & Consumable Fuels - 3.2%
HollyFrontier Corp.	276,778	13,686,672
Northern Oil and Gas, Inc.*,a	476,675	6,144,341

Total Oil, Gas & Consumable Fuels		19,831,013

Paper & Forest Products - 0.8%
Louisiana-Pacific Corp.*	268,762	4,869,967

Total Paper & Forest Products		4,869,967

Real Estate Investment Trusts (REITs) - 1.4%
Corrections Corp. of America	141,842	5,134,680
Extra Space Storage, Inc.	84,507	3,682,815

Total Real Estate Investment Trusts (REITs)		8,817,495

Real Estate Management & Development - 0.8%
Jones Lang LaSalle, Inc.	49,964	4,947,435

Total Real Estate Management & Development		4,947,435

Road & Rail - 1.0%
JB Hunt Transport Services, Inc.	82,790	5,883,885

Total Road & Rail		5,883,885

	SHARES	VALUE

Semiconductors & Semiconductor Equipment - 5.0%
Atmel Corp.*	459,957	$2,975,922
Cree, Inc.*	103,243	5,840,456
Semtech Corp.*	463,965	14,879,358
Skyworks Solutions, Inc.*	308,326	6,804,755

Total Semiconductors & Semiconductor Equipment		30,500,491

Software - 4.8%
ACI Worldwide, Inc.*	92,763	4,360,788
Cadence Design Systems, Inc.*	212,076	2,926,649
CommVault Systems, Inc.*	83,371	6,131,103
Concur Technologies, Inc.*	65,216	4,767,942
Mentor Graphics Corp.	346,411	6,325,465
Solarwinds, Inc.*	94,329	4,796,630

Total Software		29,308,577

Specialty Retail - 10.7%
American Eagle Outfitters, Inc.	189,414	3,684,102
ANN, Inc.*	160,294	4,735,085
Ascena Retail Group, Inc.*	491,753	9,097,431
Cabela’s, Inc.*	83,732	5,375,594
Chico’s FAS, Inc.	888,261	16,228,528
Dick’s Sporting Goods, Inc.	97,007	4,666,037
Foot Locker, Inc.	193,502	6,747,415
Tractor Supply Co.	32,272	3,458,590
Williams-Sonoma, Inc.	216,657	11,630,148

Total Specialty Retail		65,622,930

Textiles, Apparel & Luxury Goods - 2.6%
Carter’s, Inc.*	54,279	3,549,304
Hanesbrands, Inc.*	93,160	4,672,905
Under Armour, Inc. — Class A*	136,138	7,770,757

Total Textiles, Apparel & Luxury Goods		15,992,966

Thrifts & Mortgage Finance - 1.4%
Washington Federal, Inc.	505,757	8,683,848

Total Thrifts & Mortgage Finance		8,683,848

Total Common Stocks (Cost $524,832,361)		612,876,117

SHORT TERM INVESTMENTS - 0.2%
SSgA Government Money Market Fund	1,512,519	1,512,519

Total Short Term Investments (Cost $1,512,519)		1,512,519

	FACE AMOUNT

SECURITIES LENDING COLLATERAL - 1.4%[b]
Repurchase Agreements:
Deutsche Bank Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	$1,392,744	1,392,744

26	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2013

GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF

	FACE AMOUNT	VALUE

HSBC Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	$6,128,071	$6,128,071
RBS Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	967,734	967,734

Total Securities Lending Collateral (Cost $8,488,549)		8,488,549

Total Investments - 101.2%[d] (Cost $534,833,429)		622,877,185

Other Assets and Liabilities, net - (1.2)%		(7,497,601)

Net Assets - 100.0%		$615,379,584

*	Non-Income Producing Security.
[a]	All or a portion of this security was on loan as of April 30, 2013.
[b]	Securities lending collateral (Note 8).
[c]	Values determined based on Level 2 inputs (Note 4).
[d]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
REIT — Real Estate Investment Trust

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	27

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2013

GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

	SHARES	VALUE

COMMON STOCKS - 99.9%
Aerospace & Defense - 3.0%
AAR Corp.	68,399	$1,221,606
Curtiss-Wright Corp.	9,375	307,875
Moog, Inc. — Class A*	7,946	367,185
Orbital Sciences Corp.*	31,862	574,153

Total Aerospace & Defense		2,470,819

Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc.*	11,207	419,142

Total Air Freight & Logistics		419,142

Airlines - 1.4%
SkyWest, Inc.	79,280	1,134,497

Total Airlines		1,134,497

Auto Components - 1.5%
Spartan Motors, Inc.	115,593	614,955
Standard Motor Products, Inc.	19,660	602,382

Total Auto Components		1,217,337

Building Products - 2.1%
Gibraltar Industries, Inc.*	28,760	537,812
Griffon Corp.	67,848	698,834
Universal Forest Products, Inc.	12,691	489,873

Total Building Products		1,726,519

Capital Markets - 1.4%
Calamos Asset Management, Inc. — Class A	41,173	467,314
Stifel Financial Corp.*	7,005	225,701
SWS Group, Inc.*	75,054	427,057

Total Capital Markets		1,120,072

Chemicals - 2.3%
A. Schulman, Inc.	16,409	426,142
OM Group, Inc.*	41,230	1,008,898
Zep, Inc.	30,148	458,249

Total Chemicals		1,893,289

Commercial Banks - 1.4%
First BanCorp*	103,249	610,202
Old National Bancorp	14,614	177,998
Umpqua Holdings Corp.	26,511	318,132

Total Commercial Banks		1,106,332

Commercial Services & Supplies - 2.9%
ABM Industries, Inc.	33,536	756,237
Consolidated Graphics, Inc.*	15,270	544,681
United Stationers, Inc.	19,385	629,431
Viad Corp.	18,395	479,189

Total Commercial Services & Supplies		2,409,538

Communications Equipment - 0.8%
Bel Fuse, Inc. — Class B	22,422	330,052
Comtech Telecommunications Corp.	7,820	192,450
Digi International, Inc.*	18,750	171,000

Total Communications Equipment		693,502

	SHARES	VALUE

Computers & Peripherals - 0.7%
Super Micro Computer, Inc.*	57,581	$553,929

Total Computers & Peripherals		553,929

Construction & Engineering - 1.6%
Comfort Systems USA, Inc.	44,068	565,393
Dycom Industries, Inc.*	15,274	295,094
EMCOR Group, Inc.	12,901	482,497

Total Construction & Engineering		1,342,984

Consumer Finance - 0.8%
Cash America International, Inc.	10,631	463,830
EZCORP, Inc. — Class A*	13,652	230,719

Total Consumer Finance		694,549

Distributors - 2.0%
VOXX International Corp.*	169,883	1,618,985

Total Distributors		1,618,985

Diversified Consumer Services - 2.6%
Career Education Corp.*	102,580	224,650
Corinthian Colleges, Inc.*,a	451,382	902,764
ITT Educational Services, Inc.*,a	27,336	500,522
Lincoln Educational Services Corp.	92,622	515,905

Total Diversified Consumer Services		2,143,841

Diversified Financial Services - 0.4%
Interactive Brokers Group, Inc. — Class A	22,185	334,106

Total Diversified Financial Services		334,106

Diversified Telecommunication Services - 0.4%
Cbeyond, Inc.*	34,375	301,813

Total Diversified Telecommunication Services		301,813

Electrical Equipment - 0.3%
Powell Industries, Inc.*	4,333	213,357

Total Electrical Equipment		213,357

Electronic Equipment, Instruments & Components - 8.3%
Anixter International, Inc.	7,416	532,024
Benchmark Electronics, Inc.*	48,095	858,015
CTS Corp.	42,326	450,772
Insight Enterprises, Inc.*	46,281	838,612
Mercury Systems, Inc.*	41,814	323,222
Methode Electronics, Inc.	37,000	532,060
Newport Corp.*	23,438	355,086
Plexus Corp.*	24,119	650,489
Radisys Corp.*	128,602	637,866
Scansource, Inc.*	25,277	732,275
SYNNEX Corp.*	27,094	937,452

Total Electronic Equipment, Instruments & Components		6,847,873

Energy Equipment & Services - 3.8%
Basic Energy Services, Inc.*	67,745	930,139
ERA Group, Inc.*	11,383	260,102
Gulf Island Fabrication, Inc.	7,173	147,477
Matrix Service Co.*	46,205	694,461

28	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

	SHARES	VALUE

Pioneer Energy Services Corp.*	84,531	$595,943
SEACOR Holdings, Inc.	3,264	235,367
Tetra Technologies, Inc.*	32,723	298,761

Total Energy Equipment & Services		3,162,250

Food & Staples Retailing - 3.3%
Andersons, Inc. (The)	17,002	926,949
Casey’s General Stores, Inc.	7,765	449,671
Nash Finch Co.	18,387	377,853
Spartan Stores, Inc.	55,558	932,263

Total Food & Staples Retailing		2,686,736

Food Products - 1.1%
Seneca Foods Corp. — Class A*	27,714	903,199

Total Food Products		903,199

Health Care Equipment & Supplies - 0.8%
Invacare Corp.	48,370	650,577

Total Health Care Equipment & Supplies		650,577

Health Care Providers & Services - 7.1%
Almost Family, Inc.	29,769	587,640
Amedisys, Inc.*	93,696	940,708
Centene Corp.*	7,976	368,491
Cross Country Healthcare, Inc.*	72,157	360,785
Ensign Group, Inc. (The)	6,658	232,164
Gentiva Health Services, Inc.*	63,391	664,972
Kindred Healthcare, Inc.*	69,799	732,191
LHC Group, Inc.*	17,348	376,798
Magellan Health Services, Inc.*	8,280	423,605
Molina Healthcare, Inc.*	12,069	400,691
PharMerica Corp.*	55,603	716,723

Total Health Care Providers & Services		5,804,768

Hotels, Restaurants & Leisure - 4.5%
Biglari Holdings, Inc.*	604	233,917
Boyd Gaming Corp.*,a	144,213	1,730,556
Marcus Corp.	26,742	343,367
Monarch Casino & Resort, Inc.*	20,722	266,692
Red Robin Gourmet Burgers, Inc.*	7,853	379,850
Ruby Tuesday, Inc.*	75,196	724,890

Total Hotels, Restaurants & Leisure		3,679,272

Household Durables - 2.1%
American Greetings Corp. — Class A	37,910	699,060
Blyth, Inc.[a]	30,772	507,123
Universal Electronics, Inc.*	23,676	544,074

Total Household Durables		1,750,257

Household Products - 0.6%
Central Garden & Pet Co. — Class A*	55,197	485,734

Total Household Products		485,734

Insurance - 7.7%
Horace Mann Educators Corp.	32,283	727,982
Infinity Property & Casualty Corp.	8,376	475,254
Meadowbrook Insurance Group, Inc.	135,731	1,055,987
Navigators Group, Inc. (The)*	7,584	438,962
Safety Insurance Group, Inc.	6,487	322,209

	SHARES	VALUE

Selective Insurance Group, Inc.	22,426	$525,441
Stewart Information Services Corp.	30,812	834,081
Tower Group International Ltd.	57,835	1,094,238
United Fire Group, Inc.	31,261	874,058

Total Insurance		6,348,212

Internet Software & Services - 1.4%
Digital River, Inc.*	20,636	298,809
QuinStreet, Inc.*	60,866	398,064
United Online, Inc.	70,871	481,923

Total Internet Software & Services		1,178,796

IT Services - 2.9%
CACI International, Inc. — Class A*	13,222	773,355
CIBER, Inc.*	294,595	1,254,974
SYKES Enterprises, Inc.*	24,959	384,119

Total IT Services		2,412,448

Leisure Equipment & Products - 0.5%
Jakks Pacific, Inc.	36,774	401,204

Total Leisure Equipment & Products		401,204

Life Sciences Tools & Services - 0.2%
Affymetrix, Inc.*	52,733	191,948

Total Life Sciences Tools & Services		191,948

Machinery - 0.6%
Astec Industries, Inc.	9,018	296,061
Briggs & Stratton Corp.[a]	9,011	202,657

Total Machinery		498,718

Media - 1.2%
E.W. Scripps Co. — Class A*	25,377	352,487
Live Nation Entertainment, Inc.*	52,143	658,566

Total Media		1,011,053

Metals & Mining - 4.0%
A.M. Castle & Co.*	45,442	787,055
Century Aluminum Co.*	43,726	356,804
Kaiser Aluminum Corp.	3,937	248,031
Materion Corp.	32,918	871,998
Olympic Steel, Inc.	51,487	1,029,740

Total Metals & Mining		3,293,628

Multi-Utilities - 0.3%
Avista Corp.	9,408	263,894

Total Multi-Utilities		263,894

Multiline Retail - 1.0%
Fred’s, Inc. — Class Aa	56,237	800,253

Total Multiline Retail		800,253

Oil, Gas & Consumable Fuels - 1.0%
Cloud Peak Energy, Inc.*	15,456	302,010
Stone Energy Corp.*	11,140	219,792
Swift Energy Co.*	25,957	335,884

Total Oil, Gas & Consumable Fuels		857,686

Paper & Forest Products - 1.1%
Clearwater Paper Corp.*	6,116	281,458
PH Glatfelter Co.	24,661	591,864

Total Paper & Forest Products		873,322

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	29

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2013

GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

	SHARES	VALUE

Professional Services - 4.6%
CDI Corp.	41,350	$647,954
Dolan Co. (The)*	46,546	80,525
Heidrick & Struggles International, Inc.	30,052	397,287
Insperity, Inc.	8,455	233,612
Kelly Services, Inc. — Class A	73,757	1,255,344
Korn/Ferry International*	14,996	248,184
Navigant Consulting, Inc.*	36,012	444,028
TrueBlue, Inc.*	23,694	490,940

Total Professional Services		3,797,874

Road & Rail - 1.3%
Arkansas Best Corp.	100,367	1,054,857

Total Road & Rail		1,054,857

Semiconductors & Semiconductor Equipment - 2.2%
Brooks Automation, Inc.	65,956	641,092
Cohu, Inc.	19,085	182,644
GT Advanced Technologies, Inc.*,a	154,449	606,985
Pericom Semiconductor Corp.*	30,913	199,698
Rubicon Technology, Inc.*	27,720	205,405

Total Semiconductors & Semiconductor Equipment		1,835,824

Specialty Retail - 7.6%
Big 5 Sporting Goods Corp.	30,222	507,730
Genesco, Inc.*	5,286	325,353
Group 1 Automotive, Inc.	10,227	618,529
Kirkland’s, Inc.*	52,936	638,408
MarineMax, Inc.*	65,198	755,645
Men’s Wearhouse, Inc. (The)	6,760	226,460
OfficeMax, Inc.	100,933	1,161,739
Pep Boys- Manny, Moe & Jack*	74,123	859,827
Sonic Automotive, Inc. — Class A	27,277	599,821
Stein Mart, Inc.	73,746	583,331

Total Specialty Retail		6,276,843

Textiles, Apparel & Luxury Goods - 2.1%
Perry Ellis International, Inc.	33,757	593,111
Quiksilver, Inc.*	161,792	1,088,860

Total Textiles, Apparel & Luxury Goods		1,681,971

Thrifts & Mortgage Finance - 0.8%
Bank Mutual Corp.	70,991	367,733
Provident Financial Services, Inc.	16,841	258,173

Total Thrifts & Mortgage Finance		625,906

Tobacco - 1.2%
Alliance One International, Inc.*	265,970	997,388

Total Tobacco		997,388

	SHARES	VALUE

Wireless Telecommunication Services - 0.5%
USA Mobility, Inc.	29,569	$401,251

Total Wireless Telecommunication Services		401,251

Total Common Stocks (Cost $76,538,744)		82,168,353

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	89,816	89,816

Total Short Term Investments (Cost $89,816)		89,816

	FACE AMOUNT
SECURITIES LENDING COLLATERAL - 4.5%[b]
Repurchase Agreements:
Deutsche Bank Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	$606,255	606,255
HSBC Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	2,667,520	2,667,520
RBS Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	421,250	421,250

Total Securities Lending Collateral (Cost $3,695,025)		3,695,025

Total Investments - 104.5%[d] (Cost $80,323,585)		85,953,194

Other Assets and Liabilities, net - (4.5)%[e]		(3,682,513)

Net Assets - 100.0%		$82,270,681

*	Non-Income Producing Security.
[a]	All or a portion of this security was on loan as of April 30, 2013.
[b]	Securities lending collateral (Note 8).
[c]	Values determined based on Level 2 inputs (Note 4).
[d]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[e]	Amount represents less than 0.05% of net assets.

30	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2013

GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

	SHARES	VALUE

COMMON STOCKS - 99.8%
Airlines - 0.7%
Allegiant Travel Co.	5,430	$488,157

Total Airlines		488,157

Auto Components - 1.9%
Dorman Products, Inc.	15,714	593,046
Drew Industries, Inc.	21,358	771,024

Total Auto Components		1,364,070

Automobiles - 1.4%
Winnebago Industries, Inc.*	57,270	1,049,186

Total Automobiles		1,049,186

Biotechnology - 1.5%
Acorda Therapeutics, Inc.*	13,886	549,469
ArQule, Inc.*	92,365	272,477
Spectrum Pharmaceuticals, Inc.	35,318	261,706

Total Biotechnology		1,083,652

Building Products - 0.3%
Quanex Building Products Corp.	14,204	231,099

Total Building Products		231,099

Capital Markets - 2.9%
HFF, Inc. — Class A	61,211	1,282,370
Virtus Investment Partners, Inc.*	4,276	816,716

Total Capital Markets		2,099,086

Chemicals - 2.3%
American Vanguard Corp.	16,537	476,927
H.B. Fuller Co.	8,837	334,922
PolyOne Corp.	25,420	572,713
Quaker Chemical Corp.	5,074	313,167

Total Chemicals		1,697,729

Commercial Banks - 10.3%
Bank of the Ozarks, Inc.	9,930	406,435
BBCN Bancorp, Inc.	53,379	687,522
Boston Private Financial Holdings, Inc.	29,111	280,630
First Commonwealth Financial Corp.	105,103	751,486
FNB Corp.	41,283	470,213
Home BancShares, Inc.	18,394	730,610
National Penn Bancshares, Inc.	57,463	562,563
PacWest Bancorp	29,065	805,972
Pinnacle Financial Partners, Inc.*	29,142	707,276
PrivateBancorp, Inc.	49,747	954,148
Texas Capital Bancshares, Inc.*	17,182	715,802
Wilshire Bancorp, Inc.*	61,287	391,624

Total Commercial Banks		7,464,281

Commercial Services & Supplies - 0.8%
Geo Group, Inc. (The)	10,255	384,050
Healthcare Services Group, Inc.	10,459	233,131

Total Commercial Services & Supplies		617,181

Communications Equipment - 2.4%
Arris Group, Inc.*	11,216	185,176
Ixia*	44,400	731,268

	SHARES	VALUE

Netgear, Inc.*	18,263	$544,055
Procera Networks, Inc.*	26,363	292,366

Total Communications Equipment		1,752,865

Computers & Peripherals - 2.8%
3D Systems Corp.*,a	39,146	1,496,943
Electronics for Imaging, Inc.*	18,961	506,638

Total Computers & Peripherals		2,003,581

Construction Materials - 0.7%
Headwaters, Inc.*	26,972	292,916
Texas Industries, Inc.*	3,774	240,328

Total Construction Materials		533,244

Consumer Finance - 1.9%
Encore Capital Group, Inc.*	14,007	399,059
First Cash Financial Services, Inc.*	7,512	386,643
Portfolio Recovery Associates, Inc.*	4,810	590,428

Total Consumer Finance		1,376,130

Distributors - 0.4%
Pool Corp.	5,997	293,973

Total Distributors		293,973

Diversified Consumer Services - 0.8%
American Public Education, Inc.*	4,957	166,208
Coinstar, Inc.*,a	7,372	389,316

Total Diversified Consumer Services		555,524

Diversified Financial Services - 0.5%
MarketAxess Holdings, Inc.	8,464	358,196

Total Diversified Financial Services		358,196

Electrical Equipment - 0.8%
AZZ, Inc.	9,965	421,420
Franklin Electric Co., Inc.	5,827	188,620

Total Electrical Equipment		610,040

Electronic Equipment, Instruments & Components - 3.4%
Cognex Corp.	18,425	731,473
FEI Co.	6,451	412,090
Littelfuse, Inc.	6,879	480,292
Measurement Specialties, Inc.*	19,798	846,760

Total Electronic Equipment, Instruments & Components		2,470,615

Energy Equipment & Services - 1.5%
Geospace Technologies Corp.*	12,726	1,073,693

Total Energy Equipment & Services		1,073,693

Food Products - 1.6%
Darling International, Inc.*	38,811	718,392
Hain Celestial Group, Inc. (The)*	6,986	455,836

Total Food Products		1,174,228

Health Care Equipment & Supplies - 3.3%
Abaxis, Inc.	7,388	315,394
Analogic Corp.	5,720	454,626
Cantel Medical Corp.	12,425	392,754
Cyberonics, Inc.*	8,069	350,356
Greatbatch, Inc.*	16,941	473,331

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	31

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

	SHARES	VALUE

ICU Medical, Inc.*	4,051	$244,073
Neogen Corp.*	3,511	178,464

Total Health Care Equipment & Supplies		2,408,998

Health Care Providers & Services - 2.8%
Air Methods Corp.	7,495	274,242
Bio-Reference Labs, Inc.*	21,839	556,894
Hanger, Inc.*	11,485	349,029
Landauer, Inc.	2,842	158,783
MWI Veterinary Supply, Inc.*	5,928	697,785

Total Health Care Providers & Services		2,036,733

Health Care Technology - 0.4%
HealthStream, Inc.*	12,472	286,357

Total Health Care Technology		286,357

Hotels, Restaurants & Leisure - 2.1%
Buffalo Wild Wings, Inc.*	3,402	306,180
Multimedia Games Holding Co., Inc.*	29,354	723,870
Papa John’s International, Inc.*	4,167	262,521
SHFL Entertainment, Inc.*	16,542	261,363

Total Hotels, Restaurants & Leisure		1,553,934

Household Durables - 1.6%
Ethan Allen Interiors, Inc.[a]	8,711	255,058
iRobot Corp.*	13,591	395,362
M/I Homes, Inc.*	12,499	307,476
Meritage Homes Corp.*	4,447	216,969

Total Household Durables		1,174,865

Industrial Conglomerates - 1.2%
Standex International Corp.	15,970	844,813

Total Industrial Conglomerates		844,813

Insurance - 0.4%
eHealth, Inc.*	14,900	312,006

Total Insurance		312,006

Internet Software & Services - 8.2%
Blucora, Inc.*	76,282	1,126,685
Dealertrack Holdings, Inc.*	22,599	629,382
Dice Holdings, Inc.*	79,776	673,309
Liquidity Services, Inc.*,a	13,162	433,030
LivePerson, Inc.*	17,153	219,902
NIC, Inc.	13,729	231,196
OpenTable, Inc.*	12,935	716,470
Perficient, Inc.*	68,737	720,364
Stamps.com, Inc.*	10,105	341,953
XO Group, Inc.*	75,072	845,311

Total Internet Software & Services		5,937,602

IT Services - 1.5%
ExlService Holdings, Inc.*	11,880	387,526
iGate Corp.*	12,693	211,846
MAXIMUS, Inc.	6,013	479,176

Total IT Services		1,078,548

Leisure Equipment & Products - 2.3%
Arctic Cat, Inc.*	18,676	840,233

	SHARES	VALUE

Brunswick Corp.	7,347	$232,606
Sturm Ruger & Co., Inc.	11,130	570,635

Total Leisure Equipment & Products		1,643,474

Life Sciences Tools & Services - 1.9%
Cambrex Corp.*	28,185	352,030
Luminex Corp.*	33,836	562,693
PAREXEL International Corp.*	12,018	492,137

Total Life Sciences Tools & Services		1,406,860

Machinery - 2.1%
Lindsay Corp.	5,661	434,878
Lydall, Inc.*	38,816	556,621
Toro Co. (The)	11,374	511,944

Total Machinery		1,503,443

Metals & Mining - 0.9%
Globe Specialty Metals, Inc.	11,968	156,302
SunCoke Energy, Inc.*	32,034	484,675

Total Metals & Mining		640,977

Multiline Retail - 1.4%
Tuesday Morning Corp.*	129,150	1,047,407

Total Multiline Retail		1,047,407

Oil, Gas & Consumable Fuels - 0.7%
Gulfport Energy Corp.*	10,490	547,473

Total Oil, Gas & Consumable Fuels		547,473

Paper & Forest Products - 0.5%
Deltic Timber Corp.	5,716	357,136

Total Paper & Forest Products		357,136

Personal Products - 2.5%
Inter Parfums, Inc.	11,305	327,506
Medifast, Inc.*	21,637	566,889
Prestige Brands Holdings, Inc.*	34,177	921,070

Total Personal Products		1,815,465

Pharmaceuticals - 3.3%
Akorn, Inc.*	46,438	698,892
Medicines Co. (The)*	21,755	734,449
Questcor Pharmaceuticals, Inc.[a]	6,086	187,084
Salix Pharmaceuticals Ltd.*	6,299	329,375
ViroPharma, Inc.*	17,606	479,763

Total Pharmaceuticals		2,429,563

Professional Services - 1.4%
On Assignment, Inc.*	42,797	1,038,683

Total Professional Services		1,038,683

Real Estate Investment Trusts (REITs) - 2.2%
Sabra Health Care REIT, Inc.	41,774	1,245,701
Universal Health Realty Income Trust	6,195	332,857

Total Real Estate Investment Trusts (REITs)		1,578,558

Road & Rail - 0.6%
Old Dominion Freight Line, Inc.*	11,859	456,572

Total Road & Rail		456,572

32	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2013

GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

	SHARES	VALUE

Semiconductors & Semiconductor Equipment - 8.5%
Advanced Energy Industries, Inc.*	41,029	$696,672
Cirrus Logic, Inc.*	42,021	811,426
Cymer, Inc.*	8,682	909,526
Entropic Communications, Inc.*	98,152	416,165
Kulicke & Soffa Industries, Inc.*	64,841	749,562
Microsemi Corp.*	12,819	266,635
Monolithic Power Systems, Inc.	16,300	393,156
Nanometrics, Inc.*	16,803	235,746
Rudolph Technologies, Inc.*	52,369	611,146
Ultratech, Inc.*	23,976	706,573
Veeco Instruments, Inc.*	10,177	387,438

Total Semiconductors & Semiconductor Equipment		6,184,045

Software - 3.7%
Interactive Intelligence Group, Inc.*	10,616	439,821
Manhattan Associates, Inc.*	5,642	396,125
Netscout Systems, Inc.*	7,678	175,135
Sourcefire, Inc.*	12,422	593,275
Tyler Technologies, Inc.*	6,394	404,356
VASCO Data Security International, Inc.*	32,211	274,116
Websense, Inc.*	22,698	404,932

Total Software		2,687,760

Specialty Retail - 3.8%
Francesca’s Holdings Corp.*	46,189	1,319,158
Lumber Liquidators Holdings, Inc.*,a	8,326	682,399
Rue21, Inc.*	7,319	233,476
Select Comfort Corp.*	13,781	292,433
Vitamin Shoppe, Inc.*	4,776	234,740

Total Specialty Retail		2,762,206

Textiles, Apparel & Luxury Goods - 1.7%
Movado Group, Inc.	14,287	432,039
Oxford Industries, Inc.	4,543	268,627
Steven Madden Ltd.*	10,317	501,716

Total Textiles, Apparel & Luxury Goods		1,202,382

Thrifts & Mortgage Finance - 1.9%
Oritani Financial Corp.	52,274	808,679
ViewPoint Financial Group, Inc.	32,379	602,897

Total Thrifts & Mortgage Finance		1,411,576

Total Common Stocks (Cost $62,903,653)		72,643,966

	SHARES	VALUE

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	43,914	$43,914

Total Short Term Investments (Cost $43,914)		43,914

	FACE AMOUNT

SECURITIES LENDING COLLATERAL - 4.6%[b]
Repurchase Agreements:
Deutsche Bank Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	$544,211	544,211
HSBC Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	2,394,528	2,394,528
RBS Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[c]	378,140	378,140

Total Securities Lending Collateral (Cost $3,316,879)		3,316,879

Total Investments - 104.5%[d] (Cost $66,264,446)		76,004,759

Other Assets and Liabilities, net - (4.5)%		(3,287,240)

Net Assets - 100.0%		$72,717,519

*	Non-Income Producing Security.
[a]	All or a portion of this security was on loan as of April 30, 2013.
[b]	Securities lending collateral (Note 8).
[c]	Values determined based on Level 2 inputs (Note 4).
[d]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
REIT — Real Estate Investment Trust

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	33

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2013

	Guggenheim Russell Top 50® Mega Cap ETF	Guggenheim S&P 500® Pure Value ETF	Guggenheim S&P 500® Pure Growth ETF	Guggenheim S&P MidCap 400® Pure Value ETF

ASSETS:
Investments, at value* — including $—; $6,083,132; $2,207,686 and $1,386,904 of securities loaned, respectively	$569,360,115	$200,392,853	$412,730,370	$58,306,446
Cash	994	—	—	—
Receivables:
Investments sold	533,467	—	6,688,634	—
Fund shares sold	—	—	5,660,740	—
Dividends	655,082	88,641	94,441	22,605
Total assets	570,549,658	200,481,494	425,174,185	58,329,051

LIABILITIES:
Payable upon return of securities loaned	—	6,264,929	2,252,097	1,429,009
Payable for:
Investments purchased	529,416	—	12,388,757	—
Accrued management fees	92,660	54,495	113,723	16,023
Total liabilities	622,076	6,319,424	14,754,577	1,445,032
NET ASSETS	$569,927,582	$194,162,070	$410,419,608	$56,884,019

NET ASSETS CONSIST OF:
Paid-in capital	$622,649,523	$175,491,416	$345,689,389	$52,101,392
Undistributed (distributions in excess of) net investment income	904,564	189,399	(1,367)	23,408
Accumulated net realized loss on investments	(89,209,038)	(4,328,375)	(11,870,011)	(1,579,291)
Net unrealized appreciation on investments	35,582,533	22,809,630	76,601,597	6,338,510
NET ASSETS	$569,927,582	$194,162,070	$410,419,608	$56,884,019
Shares outstanding	5,000,785	4,952,836	7,250,299	1,350,499
Net asset value, offering price and repurchase price per share	$113.97	$39.20	$56.61	$42.12
*Total cost of investments	$533,777,582	$177,583,223	$336,128,773	$51,967,936

34	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (concluded)	April 30, 2013

	Guggenheim S&P MidCap 400® Pure Growth ETF	Guggenheim S&P SmallCap 600® Pure Value ETF	Guggenheim S&P SmallCap 600® Pure Growth ETF

ASSETS:
Investments, at value* — including $8,259,594; $3,595,026 and $3,247,273 of securities loaned, respectively	$622,877,185	$85,953,194	$76,004,759
Receivables:
Investments sold	11,894,445	—	4,334,157
Dividends and interest	1,143,043	35,567	27,179
Total assets	635,914,673	85,988,761	80,366,095

LIABILITIES:
Payable upon return of securities loaned	8,488,549	3,695,025	3,316,879
Payable for:
Investments purchased	11,876,076	—	1,318,696
Fund shares repurchased	—	—	2,991,516
Accrued management fees	170,464	23,055	21,485
Total liabilities	20,535,089	3,718,080	7,648,576
NET ASSETS	$615,379,584	$82,270,681	$72,717,519

NET ASSETS CONSIST OF:
Paid-in capital	$555,436,408	$95,466,334	$65,902,301
Undistributed net investment income	1,129,293	14,994	7,939
Accumulated net realized loss on investments	(29,229,873)	(18,840,256)	(2,933,034)
Net unrealized appreciation on investments	88,043,756	5,629,609	9,740,313
NET ASSETS	$615,379,584	$82,270,681	$72,717,519
Shares outstanding	6,050,021	1,750,040	1,200,004
Net asset value, offering price and repurchase price per share	$101.72	$47.01	$60.60
*Total cost of investments	$534,833,429	$80,323,585	$66,264,446

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	35

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2013

	Guggenheim Russell Top 50® Mega Cap ETF	Guggenheim S&P 500® Pure Value ETF	Guggenheim S&P 500® Pure Growth ETF	Guggenheim S&P MidCap 400® Pure Value ETF

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$7,374,232	$1,433,471	$2,175,219	$397,410
Income from securities lending	28	30,316	46,172	8,494
Interest	81	—	—	—
Total investment income	7,374,341	1,463,787	2,221,391	405,904

EXPENSES:
Management fee	574,775	243,778	626,464	76,729
Other fees	—	319	—	58
Total expenses	574,775	244,097	626,464	76,787
Net investment income	6,799,566	1,219,690	1,594,927	329,117

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(422,799)	5,058,394	9,406,470	2,710,190
In-kind redemptions	20,489,437	—	3,063,453	—
Net realized gain	20,066,638	5,058,394	12,469,923	2,710,190
Net change in unrealized appreciation on:
Investments	31,565,612	20,008,688	48,514,383	4,811,776
Net realized and unrealized gain	51,632,250	25,067,082	60,984,306	7,521,966
Net increase in net assets resulting from operations	$58,431,816	$26,286,772	$62,579,233	$7,851,083
* Foreign taxes withheld	$—	$632	$—	$—

36	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (Unaudited) (concluded)

For the Six Months Ended April 30, 2013

	Guggenheim S&P MidCap 400® Pure Growth ETF	Guggenheim S&P SmallCap 600® Pure Value ETF	Guggenheim S&P SmallCap 600® Pure Growth ETF

INVESTMENT INCOME:
Dividends	$4,772,288	$667,653	$634,937
Income from securities lending	88,929	22,288	91,166
Total investment income	4,861,217	689,941	726,103

EXPENSES:
Management fee	980,427	133,025	130,343
Other fees	2,271	217	204
Total expenses	982,698	133,242	130,547
Net investment income	3,878,519	556,699	595,556

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	13,275,134	3,745,835	(1,266,948)
In-kind redemptions	2,175,357	1,375,422	1,408,125
Net realized gain	15,450,491	5,121,257	141,177
Net change in unrealized appreciation (depreciation) on:
Investments	63,377,512	6,580,981	7,903,282
Net realized and unrealized gain	78,828,003	11,702,238	8,044,459
Net increase in net assets resulting from operations	$82,706,522	$12,258,937	$8,640,015

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	37

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Guggenheim Russell Top 50® Mega Cap ETF		Guggenheim S&P 500® Pure Value ETF
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,799,566	$10,720,440	$1,219,690	$1,340,916
Net realized gain on investments	20,066,638	36,525,148	5,058,394	1,525,284
Net change in unrealized appreciation on investments	31,565,612	29,002,637	20,008,688	8,342,608
Net increase in net assets resulting from operations	58,431,816	76,248,225	26,286,772	11,208,808

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,002,229)	(10,403,624)	(1,066,625)	(1,370,034)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	—	376,572,367	83,359,035	17,479,492
Value of shares redeemed	(105,969,598)	(272,358,663)	—	(21,285,657)
Net increase (decrease) in net assets resulting from share transactions	(105,969,598)	104,213,704	83,359,035	(3,806,165)
Net increase (decrease) in net assets	(54,540,011)	170,058,305	108,579,182	6,032,609

NET ASSETS
Beginning of period	624,467,593	454,409,288	85,582,888	79,550,279
End of period	$569,927,582	$624,467,593	$194,162,070	$85,582,888
Undistributed net investment income at end of period	$904,564	$1,107,227	$189,399	$36,334

CHANGES IN SHARES OUTSTANDING:
Shares sold	—	3,800,000	2,300,000	550,000
Shares redeemed	(1,000,000)	(2,850,000)	—	(700,000)
Net increase (decrease) in shares	(1,000,000)	950,000	2,300,000	(150,000)

38	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500® Pure Growth ETF		Guggenheim S&P MidCap 400® Pure Value ETF
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,594,927	$2,155,172	$329,117	$496,862
Net realized gain (loss) on investments	12,469,923	(17,455,904)	2,710,190	(233,969)
Net change in unrealized appreciation (depreciation) on investments	48,514,383	35,947,461	4,811,776	5,102,579
Net increase in net assets resulting from operations	62,579,233	20,646,729	7,851,083	5,365,472

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,654,899)	(2,094,006)	(314,364)	(516,543)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	31,783,133	81,232,040	14,332,157	4,880,240
Value of shares redeemed	(14,541,343)	(33,420,035)	—	(10,384,990)
Net increase (decrease) in net assets resulting from share transactions	17,241,790	47,812,005	14,332,157	(5,504,750)
Net increase (decrease) in net assets	78,166,124	66,364,728	21,868,876	(655,821)

NET ASSETS
Beginning of period	332,253,484	265,888,756	35,015,143	35,670,964
End of period	$410,419,608	$332,253,484	$56,884,019	$35,015,143
Undistributed (distributions in excess) of net investment income at end of period	$(1,367)	$58,605	$23,408	$8,655

CHANGES IN SHARES OUTSTANDING:
Shares sold	600,000	1,750,000	350,000	150,000
Shares redeemed	(300,000)	(750,000)	—	(300,000)
Net increase (decrease) in shares	300,000	1,000,000	350,000	(150,000)

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	39

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P MidCap 400® Pure Growth ETF		Guggenheim S&P SmallCap 600® Pure Value ETF
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,878,519	$1,276,806	$556,699	$447,879
Net realized gain (loss) on investments	15,450,491	(18,569,131)	5,121,257	(3,167,103)
Net change in unrealized appreciation (depreciation) on investments	63,377,512	48,063,368	6,580,981	9,518,258
Net increase in net assets resulting from operations	82,706,522	30,771,043	12,258,937	6,799,034

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,111,719)	(980,107)	(541,705)	(452,652)
Return of capital	—	—	—	(35,405)
Total distributions to shareholders	(3,111,719)	(980,107)	(541,705)	(488,057)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	37,473,242	83,742,986	6,597,808	12,561,039
Value of shares redeemed	(13,569,076)	(254,899,279)	(8,109,969)	(8,936,014)
Net increase (decrease) in net assets resulting from share transactions	23,904,166	(171,156,293)	(1,512,161)	3,625,025
Net increase (decrease) in net assets	103,498,969	(141,365,357)	10,205,071	9,936,002

NET ASSETS
Beginning of period	511,880,615	653,245,972	72,065,610	62,129,608
End of period	$615,379,584	$511,880,615	$82,270,681	$72,065,610
Undistributed net investment income at end of period	$1,129,293	$362,493	$14,994	$—

CHANGES IN SHARES OUTSTANDING:
Shares sold	400,000	1,000,000	150,000	300,000
Shares redeemed	(150,000)	(3,150,000)	(200,000)	(250,000)
Net increase (decrease) in shares	250,000	(2,150,000)	(50,000)	50,000

40	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Guggenheim S&P SmallCap 600® Pure Growth ETF
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$595,556	$259,371
Net realized gain (loss) on investments	141,177	(538,813)
Net change in unrealized appreciation (depreciation) on investments	7,903,282	5,933,299
Net increase in net assets resulting from operations	8,640,015	5,653,857

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(587,617)	(263,737)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	—	46,407,484
Value of shares redeemed	(8,694,362)	(13,310,670)
Net increase (decrease) in net assets resulting from share transactions	(8,694,362)	33,096,814
Net increase (decrease) in net assets	(641,964)	38,486,934

NET ASSETS
Beginning of period	73,359,483	34,872,549
End of period	$72,717,519	$73,359,483
Undistributed net investment income at end of period	$7,939	$—

CHANGES IN SHARES OUTSTANDING:
Shares sold	—	900,000
Shares redeemed	(150,000)	(250,000)
Net increase (decrease) in shares	(150,000)	650,000

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	41

GUGGENHEIM RUSSELL TOP 50® MEGA CAP ETF

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
Per Share Data:
Net asset value, beginning of period	$104.06		$89.97	$85.16	$78.90	$76.29	$116.47
Income from investment operations:
Net investment income*	1.26		2.17	1.87	1.72	1.95	2.34
Net gain (loss) on investments (realized and unrealized)	9.95		14.02	4.74	6.26	2.61	(40.20)

Total from investment operations	11.21		16.19	6.61	7.98	4.56	(37.86)
Less distributions from:
Net investment income	(1.30)		(2.10)	(1.80)	(1.72)	(1.95)	(2.32)
Net asset value, end of period	$113.97		$104.06	$89.97	$85.16	$78.90	$76.29

Total Return**	10.85%		18.11%	7.80%	10.22%	6.35%	(32.92)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$569,928		$624,468	$454,409	$323,669	$315,662	$434,878
Ratio to average net assets of:
Net investment income	2.37%	***	2.19%	2.08%	2.09%	2.79%	2.37%
Total expenses	0.20%	***	0.20%	0.20%	0.20%	0.20%	0.20%
Portfolio turnover rate†	1%		7%	6%	9%	12%	10%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
***	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

42	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM S&P 500® PURE VALUE ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
Per Share Data:
Net asset value, beginning of period	$32.26		$28.38	$25.95	$21.46	$17.98	$34.46
Income from investment operations:
Net investment income*	0.32		0.48	0.42	0.35	0.49	1.00
Net gain (loss) on investments (realized and unrealized)	6.89		3.89	2.40	4.49	3.53	(16.44)

Total from investment operations	7.21		4.37	2.82	4.84	4.02	(15.44)
Less distributions from:
Net investment income	(0.27)		(0.49)	(0.39)	(0.35)	(0.54)	(1.04)
Net asset value, end of period	$39.20		$32.26	$28.38	$25.95	$21.46	$17.98

Total Return**	22.44%		15.54%	10.84%	22.67%	23.73%	(45.76)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$194,162		$85,583	$79,550	$55,876	$30,101	$17,994
Ratio to average net assets of:
Net investment income	1.75%	***	1.60%	1.44%	1.38%	2.92%	3.63%
Total expenses	0.35%	***	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate†	27%		37%	23%	27%	45%	53%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
***	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	43

GUGGENHEIM S&P 500® PURE GROWTH ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
Per Share Data:
Net asset value, beginning of period	$47.80		$44.68	$40.40	$30.85	$24.40	$39.59
Income from investment operations:
Net investment income*	0.23		0.33	0.18	0.13	0.18	0.20
Net gain (loss) on investments (realized and unrealized)	8.82		3.11	4.28	9.57	6.46	(15.19)

Total from investment operations	9.05		3.44	4.46	9.70	6.64	(14.99)
Less distributions from:
Net investment income	(0.24)		(0.32)	(0.18)	(0.15)	(0.19)	(0.20)
Net asset value, end of period	$56.61		$47.80	$44.68	$40.40	$30.85	$24.40

Total Return**	18.97%		7.72%	11.06%	31.51%	27.41%	(38.00)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$410,420		$332,253	$265,889	$147,470	$38,568	$24,398
Ratio to average net assets of:
Net investment income	0.89%	***	0.71%	0.41%	0.37%	0.69%	0.57%
Total expenses	0.35%	***	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate†	50%		35%	21%	31%	27%	30%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
***	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

44	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
Per Share Data:
Net asset value, beginning of period	$35.00		$31.00	$30.77	$24.20	$20.24	$35.76
Income from investment operations:
Net investment income*	0.29		0.46	0.41	0.36	0.59	0.87
Net gain (loss) on investments (realized and unrealized)	7.14		4.01	0.22	6.57	3.92	(15.54)

Total from investment operations	7.43		4.47	0.63	6.93	4.51	(14.67)
Less distributions from:
Net investment income	(0.31)		(0.47)	(0.40)	(0.36)	(0.55)	(0.84)
Return of capital	—		—	—	—	—	(0.01)
Net asset value, end of period	$42.12		$35.00	$31.00	$30.77	$24.20	$20.24

Total Return**	21.33%		14.46%	2.03%	28.75%	23.32%	(41.75)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$56,884		$35,015	$35,671	$43,089	$22,997	$10,126
Ratio to average net assets of:
Net investment income	1.50%	***	1.36%	1.22%	1.20%	2.90%	2.87%
Total expenses	0.35%	***	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate†	23%		47%	49%	35%	57%	64%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
***	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	45

GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
Per Share Data:
Net asset value, beginning of period	$88.25		$82.17	$70.46	$52.89	$39.10	$59.75
Income from investment operations:
Net investment income*	0.65		0.20	0.07	0.02	0.09	0.02
Net gain (loss) on investments (realized and unrealized)	13.36		6.04	11.72	17.59	13.79	(20.63)

Total from investment operations	14.01		6.24	11.79	17.61	13.88	(20.61)
Less distributions from:
Net investment income	(0.54)		(0.16)	(0.08)	(0.04)	(0.09)	(0.04)
Net asset value, end of period	$101.72		$88.25	$82.17	$70.46	$52.89	$39.10

Total Return**	15.92%		7.60%	16.73%	33.32%	35.59%	(34.52)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$615,380		$511,881	$653,246	$292,429	$108,432	$17,596
Ratio to average net assets of:
Net investment income	1.38%	***	0.23%	0.09%	0.03%	0.19%	0.04%
Total expenses	0.35%	***	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate†	66%		56%	45%	51%	29%	52%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
***	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

46	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
Per Share Data:
Net asset value, beginning of period	$40.04		$35.50	$34.27	$28.50	$23.21	$37.38
Income from investment operations:
Net investment income*	0.32		0.25	0.20	0.20	0.32	0.79
Net gain (loss) on investments (realized and unrealized)	6.99		4.56	1.23	5.78	5.29	(14.26)

Total from investment operations	7.31		4.81	1.43	5.98	5.61	(13.47)
Less distributions from:
Net investment income	(0.34)		(0.25)	(0.20)	(0.21)	(0.32)	(0.70)
Return of capital	—		(0.02)	—	—	—	—

Total distributions to shareholders	(0.34)		(0.27)	(0.20)	(0.21)	(0.32)	(0.70)
Net asset value, end of period	$47.01		$40.04	$35.50	$34.27	$28.50	$23.21

Total Return**	18.33%		13.52%	4.16%	21.07%	25.00%	(36.48)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$82,271		$72,066	$62,130	$87,383	$108,284	$25,527
Ratio to average net assets of:
Net investment income	1.46%	***	0.65%	0.53%	0.60%	1.18%	2.57%
Total expenses	0.35%	***	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate†	43%		48%	76%	62%	43%	50%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
***	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	47

GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

FINANCIAL HIGHLIGHTS (concluded)

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
Per Share Data:
Net asset value, beginning of period	$54.34		$49.82	$43.32	$34.13	$29.03	$44.92
Income from investment operations:
Net investment income*	0.46		0.20	0.02	0.06	0.06	0.17
Net gain (loss) on investments (realized and unrealized)	6.25		4.50	6.57	9.18	5.13	(15.87)

Total from investment operations	6.71		4.70	6.59	9.24	5.19	(15.70)
Less distributions from:
Net investment income	(0.45)		(0.18)	(0.09)	(0.05)	(0.09)	(0.19)
Net asset value, end of period	$60.60		$54.34	$49.82	$43.32	$34.13	$29.03

Total Return**	12.41%		9.44%	15.22%	27.11%	17.93%	(35.05)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$72,718		$73,359	$34,873	$17,329	$11,945	$7,257
Ratio to average net assets of:
Net investment income	1.60%	***	0.38%	0.03%	0.14%	0.21%	0.44%
Total expenses	0.35%	***	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate†	65%		44%	33%	55%	46%	63%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
***	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

48	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Rydex ETF Trust (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non- diversified, open-ended investment company of the series type, and is authorized to issue an unlimited number of no par value shares. Each portfolio represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of April 30, 2013, the Trust offered twenty-one portfolios, of which seven are covered by this report. The financial statements herein relate to the following funds, whose investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the “Underlying Index”) as follows:

Fund	Index
Guggenheim Russell Top 50® Mega Cap ETF	Russell Top 50® Index
Guggenheim S&P 500® Pure Value ETF	S&P 500® Pure Value Index
Guggenheim S&P 500® Pure Growth ETF	S&P 500® Pure Growth Index
Guggenheim S&P MidCap 400® Pure Value ETF	S&P MidCap 400® Pure Value Index
Guggenheim S&P MidCap 400® Pure Growth ETF	S&P MidCap 400® Pure Growth Index
Guggenheim S&P SmallCap 600® Pure Value ETF	S&P SmallCap 600® Pure Value Index
Guggenheim S&P SmallCap 600® Pure Growth ETF	S&P SmallCap 600® Pure Growth Index

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds’ portfolio will ordinarily not result in the elimination of the security from the Funds’ portfolio.

The Funds issue and redeem shares on a continuous basis, at Net Asset Value per share (“NAV”), only in aggregation of 50,000 shares (a “Creation Unit”). Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

Guggenheim Investments (“GI”) provides advisory services and Guggenheim Distributors, LLC (“GDL”) acts as principal underwriter for the Trust. GI and GDL are affiliated entities.

Significant	Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Distributions of net investment income and net realized gains, if any, in all the Funds, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

D. The Funds invest in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements.

The Guggenheim Russell Top 50® Mega Cap ETF is a non-diversified fund, subjecting it to a greater risk than a fund that is diversified. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience the Funds expect the risk of loss to be remote.

2.	Capital

There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV of the Fund on the transaction date. Transaction fees are not charged to or paid by the Funds. The minimum transaction fees are:

Minimum Transaction Fee
Guggenheim Russell Top 50® Mega Cap ETF	$500
Guggenheim S&P 500® Pure Value ETF	1,000
Guggenheim S&P 500® Pure Growth ETF	1,000
Guggenheim S&P MidCap 400® Pure Value ETF	750
Guggenheim S&P MidCap 400® Pure Growth ETF	750
Guggenheim S&P SmallCap 600® Pure Value ETF	1,000
Guggenheim S&P SmallCap 600® Pure Growth ETF	1,000

3.	Fees and Other Transactions with Affiliates

GI determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, GI receives a management fee at the annual rate shown below as a percentage of the average daily net assets of the Funds.

Advisory Fee
Guggenheim Russell Top 50® Mega Cap ETF	0.20%
Guggenheim S&P 500® Pure Value ETF	0.35%
Guggenheim S&P 500® Pure Growth ETF	0.35%
Guggenheim S&P MidCap 400® Pure Value ETF	0.35%
Guggenheim S&P MidCap 400® Pure Growth ETF	0.35%
Guggenheim S&P SmallCap 600® Pure Value ETF	0.35%
Guggenheim S&P SmallCap 600® Pure Growth ETF	0.35%

GI pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: trustee fees, interest, taxes, distribution fees or expenses, trustee fees (where applicable) and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the “Administrator”) provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Funds in separate accounts for each Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. GI compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the “Plan”) that allows the Funds to pay distribution fees to GDL and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Funds will pay distribution fees to GDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GDL will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

50	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

4.	Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or, in the absence of a principal market, the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets as of April 30, 2013:

Fund	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Guggenheim Russell Top 50® Mega Cap ETF	$567,968,115	$1,392,000	$—	$569,360,115
Guggenheim S&P 500® Pure Value ETF	194,127,924	6,264,929	—	200,392,853
Guggenheim S&P 500® Pure Growth ETF	410,478,273	2,252,097	—	412,730,370
Guggenheim S&P MidCap 400® Pure Value ETF	56,877,437	1,429,009	—	58,306,446
Guggenheim S&P MidCap 400® Pure Growth ETF	614,388,636	8,488,549	—	622,877,185
Guggenheim S&P SmallCap 600® Pure Value ETF	82,258,169	3,695,025	—	85,953,194
Guggenheim S&P SmallCap 600® Pure Growth ETF	72,687,880	3,316,879	—	76,004,759

For the period ended April 30, 2013, there were no Level 3 investments or transfers between levels.

5.	Repurchase Agreements

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by GI. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of a Fund’s net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of GI, liquidity or other considerations so warrant.

6.	Federal Income Taxes

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for Federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2009 - 2012), and has concluded that no provision for income tax was required in the Funds’ financial statements.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for in-kind redemptions, distributions in excess of current year earnings, excise taxes paid, income reclassifications from REITs and losses deferred due to wash sales.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and sought to simplify some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and to improve the tax efficiency of certain fund structures. The changes were generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For the period ended April 30, 2013, the Funds realized net capital gains resulting from in-kind redemptions and other transactions. Because gains from in-kind redemptions are non-taxable to the Funds, and are not distributed to existing Fund shareholders, the gains are reclassified from accumulated net realized gains to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV. The in-kind net capital gains for the period ended April 30, 2013 are disclosed in the Fund’s Statement of Operations.

At April 30, 2013, the identified cost of investments in securities owned by each Fund for Federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Guggenheim Russell Top 50® Mega Cap ETF	$533,777,582	$69,077,468	$(33,494,935)	$35,582,533
Guggenheim S&P 500® Pure Value ETF	177,583,223	26,777,022	(3,967,392)	22,809,630
Guggenheim S&P 500® Pure Growth ETF	336,128,773	78,789,555	(2,187,958)	76,601,597
Guggenheim S&P Midcap 400® Pure Value ETF	51,967,936	7,285,332	(946,822)	6,338,510
Guggenheim S&P Midcap 400® Pure Growth ETF	534,833,429	96,550,760	(8,507,004)	88,043,756
Guggenheim S&P Smallcap 600® Pure Value ETF	80,323,585	10,115,337	(4,485,728)	5,629,609
Guggenheim S&P Smallcap 600® Pure Growth ETF	66,264,446	11,872,085	(2,131,772)	9,740,313

7.	Investment Transactions

For the period ended April 30, 2013, the Funds had investment transactions in-kind associated with subscriptions and redemptions as follows:

	Subscriptions	Redemptions
Guggenheim Russell Top 50® Mega Cap ETF	$—	$105,683,369
Guggenheim S&P 500® Pure Value ETF	83,218,252	—
Guggenheim S&P 500® Pure Growth ETF	31,768,187	14,514,795
Guggenheim S&P MidCap 400® Pure Value ETF	14,343,493	—
Guggenheim S&P MidCap 400® Pure Growth ETF	37,404,174	13,542,090
Guggenheim S&P SmallCap 600® Pure Value ETF	6,601,151	8,093,155
Guggenheim S&P SmallCap 600® Pure Growth ETF	—	8,692,472

Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

	Purchases	Sales
Guggenheim Russell Top 50® Mega Cap ETF	$3,253,918	$3,622,887
Guggenheim S&P 500® Pure Value ETF	37,936,560	37,663,923
Guggenheim S&P 500® Pure Growth ETF	179,641,092	189,212,526
Guggenheim S&P Midcap 400® Pure Value ETF	13,995,560	10,168,922
Guggenheim S&P Midcap 400® Pure Growth ETF	388,453,924	372,226,427
Guggenheim S&P Smallcap 600® Pure Value ETF	33,475,593	33,319,364
Guggenheim S&P Smallcap 600® Pure Growth ETF	48,846,774	48,430,208

There were no purchases or sales of U.S. government or government agency obligations for the period ended April 30, 2013.

52	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

8.	Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At April 30, 2013, the following Funds participated in securities lending as follows:

	Value of Securities Loaned	Cash Collateral
Guggenheim Russell Top 50® Mega Cap ETF	$—	$—
Guggenheim S&P 500® Pure Value ETF	6,083,132	6,264,929
Guggenheim S&P 500® Pure Growth ETF	2,207,686	2,252,097
Guggenheim S&P Midcap 400® Pure Value ETF	1,386,904	1,429,009
Guggenheim S&P Midcap 400® Pure Growth ETF	8,259,594	8,488,549
Guggenheim S&P Smallcap 600® Pure Value ETF	3,595,026	3,695,025
Guggenheim S&P Smallcap 600® Pure Growth ETF	3,247,273	3,316,879

The following represents a breakdown of the collateral for the joint repurchase agreements at April 30, 2013:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
RBS Securities Inc.			Federal Farm Credit Bank
0.15%			0.30% - 4.88%
Due 05/01/13	$17,371,000	$17,371,072	04/23/14 - 12/16/15	$17,159,000	$17,372,483

Deutsche Bank Securities Inc.			Freddie Mac
0.15%			1.57%
Due 05/01/13	25,000,000	25,000,104	01/08/20	25,356,000	25,376,538

HSBC Securities Inc.			Fannie Mae
0.15%			0.00% - 7.25%
Due 05/01/13	110,000,000	110,001,102	04/15/14 - 11/15/30	142,817,000	112,201,125

9.	Legal Proceedings

Lyondell Chemical Company

Rydex ETF Trust has been named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1 (In re Lyondell Co.), Adversary Proceeding No. 10-4609 (Bankr. S.D.N.Y.). In this action, the creditors of Lyondell Chemical Company (“Lyondell”) are seeking to recover money paid in connection with a pre-bankruptcy distribution by Lyondell to its shareholders pursuant to a December 2007 merger transaction. When the merger closed on December 20, 2007, all outstanding shares of Lyondell stock were converted into the right to receive $48 in cash. The creditors allege that the merged company, LyondellBasell Industries AF S.C.A., and many of its affiliates and subsidiaries filed for bankruptcy as a direct consequence of the merger transaction. The creditors allege that the shareholder payments constituted a fraud on creditors and should be paid back, and are advancing claims of constructive fraudulent transfer and intentional fraudulent transfer under state law. A motion to dismiss the lawsuit is currently pending before the Court.

This lawsuit does not allege any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust received cash proceeds from the merger in the following amounts: Rydex S&P Midcap 400® Pure Value ETF Fund — $572,640. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable predication as to the outcome of this lawsuit or the effect, if any, on a fund’s net asset value.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

Tribune Company

Rydex ETF Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons (In re Tribune Co.), No. 12-2652 (S.D.N.Y.) (formerly Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex ETF Trust when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In its complaint, the Unsecured Creditors Committee (the “UCC”) has alleged that, in connection with the LBO, insiders and major shareholders received proceeds for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The UCC has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO.

Rydex ETF Trust also has been named as a defendant in one or more of a group of lawsuits filed by a group of Tribune creditors that allege state law constructive fraudulent conveyance claims against former Tribune shareholders (the “SLCFC actions”).

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multi-district litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”). On November 6, 2012, the defendants moved to dismiss the SLCFC actions. On December 21, 2012, the plaintiffs filed a memorandum in opposition to the motion to dismiss. On February 4, 2013, the defendants filed a reply in support of the motion to dismiss. The Court scheduled oral argument on the motion for May 23, 2013. The Court has not yet issued a decision on the motion.

None of these lawsuits allege any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Guggenheim S&P 500® Pure Value ETF (the “Fund”). The value of the proceeds received by the foregoing Fund was $197,050. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on the Fund’s net asset value.

10.	New Accounting Pronouncement

In January 2013, the Financial Accounting Standards Board issued an Accounting Standards Update No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which limits the scope of the new balance sheet offsetting disclosures to derivates, repurchase agreements and securities lending. The new disclosure is effective for Funds whose annual or interim periods begin on or after January 1, 2013. Management is evaluating the impact of this update on its current disclosures.

11.	Subsequent Event

At a meeting of the Board of Trustees (the “Board”) of the Trust held on June 5, 2013, the Board approved Rydex Fund Services, LLC to replace State Street Bank and Trust Company (“State Street”) as administrator of the Trust. In addition, the Board approved The Bank of New York Mellon to replace State Street as custodian, transfer agent and fund accountant of the Trust.

54	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities, during the most recent 12-month period ended June 30, 2012 is available, without charge upon request, by calling 1.800.820.0888. The information is also available from the EDGAR database on the SEC’s website at, http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Premium/Discount Information

Information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund can be found at www.guggenheiminvestments.com.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	55

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER

Name and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	136
(1951)	Rydex Variable Trust – 2012
	Rydex Dynamic Funds – 2012
	Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES

Name and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Corey A. Colehour	Rydex Series Funds – 1993	136
(1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit, Governance and Nominating Committees from 1995 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	136
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1995 to present; Member and Chairman of the Audit Committee from 1997 to present; Member of the Governance and Nominating Committees from 1995 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	136
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired;

Positions held within the Trust: Trustee from 1997 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present

56	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES – concluded

Name and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Werner E. Keller	Rydex Series Funds – 2005	136
(1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present; Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present; Chairman and Member of the Risk Oversight Committee from 2010 to present

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	136
(1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present

Positions held within the Trust: Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	136
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; and Chairman of the Governance and Nominating Committees from 1997 to present

Roger Somers	Rydex Series Funds – 1993	136
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	57

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS

Name, Position and Year of Birth	Principal Occupations During Past Five Years

Michael P. Byrum* Vice President, (1970)

Current: President, Security Benefit Asset Management Holdings, LLC; Vice President Security Investors, LLC; President and Chief Investment Officer, Rydex Holdings, LLC; Director and Chairman of the Board, Advisor Research Center, Inc.; Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009-2010), Secretary (2002-2010), Executive Vice President (2002- 2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Capital Partners, LLC, President & Secretary (2003-2007); Rydex Capital Partners II, LLC, (2003-2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005-2008), Executive Vice President (2005-2006); Advisor Research Center, Inc., Secretary (2006-2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005-2008)

Nikolaos Bonos* Vice President and Treasurer (1963)

Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer and Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006-2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003-2006); Rydex Specialized Products, LLC, Chief Financial Officer (2005-2009)

Elisabeth Miller* Chief Compliance Officer (1968)

Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004-2009)

Amy J. Lee* Vice President and Assistant Secretary (1961)

Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Security Global Investors, LLC, Senior Vice President and Secretary (2007- 2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010-2011); Brecek & Young Advisors, Inc., Director (2004-2008)

Joseph M. Arruda* Assistant Treasurer (1966)

Current: Assistant Treasurer, SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004-2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

58	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

APRIL 30, 2013

GUGGENHEIM ETFs

SEMI-ANNUAL REPORT

RSP	GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

ETF3-SEMI-0413X1013

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	1

April 30, 2013

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for a number of our exchange traded funds (“ETFs”).

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Distributors, LLC, the distributor of the Funds, is affiliated with Guggenheim Partners and Security Investors, LLC. It is committed to providing investors with innovative investment solutions; as of the date of this report we offer 21 ETFs, including our line-up of equal weight ETFs. We have built on the investment management strengths of Guggenheim Investments and worked with a diverse group of index providers to create some of the most distinctive ETFs available.

We encourage you to read the Economic and Market Overview that follows, which provides additional information regarding the factors that influenced the Funds’ performance for the six months ending April 30, 2013

Thank you for investing in our Funds.

Sincerely,

Donald C. Cacciapaglia

President

May 31, 2013

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.guggenheiminvestments.com or call 800.820.0888.

ETFs may not be suitable for all investors. • Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Most investors will also incur customary brokerage commissions when buying or selling shares of an ETF. • Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. • ETF shares may trade below their net asset value per share (“NAV”). The NAV of shares will fluctuate with changes in the market value of an ETF’s holdings. In addition, there can be no assurance that an active trading market for shares will develop or be maintained. • Tracking error risk refers to the risk that the Adviser may not be able to cause the ETF’s performance to match or correlate to that of the ETF’s underlying index, either on a daily or aggregate basis. Tracking error risk may cause the ETF’s performance to be less than you expect.

2	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

FEES AND EXPENSES (Unaudited)

Shareholder Expense Example

As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2012 and held for the six months ended April 30, 2013.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Expense Ratio	Beginning Account Value 10/31/12	Ending Account Value 04/30/13	Expenses Paid During Six-Month Period* 10/31/12 to 04/30/13
Actual
Guggenheim S&P 500® Equal Weight ETF	0.40%	$1,000.00	$1,181.70	$2.16

Hypothetical (assuming a 5% return before expenses)
Guggenheim S&P 500® Equal Weight ETF	0.40%	1,000.00	1,022.81	2.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	3

ECONOMIC AND MARKET OVERVIEW

Despite some softening of economic data in the last part of the period, the U.S. economic picture was sound for the six months ended April 30, 2013, powered by monetary accommodation from central banks around the world and continuing improvement in the U.S. housing sector and labor market. Equity markets rallied more than 14% over the period, with the S&P 500 reaching an all-time high. In the fixed income domain, abundant liquidity and the continuation of open-ended quantitative easing have produced a benign credit environment with low default rates.

The recovery in employment tends to be understated due to the sheer magnitude of the drawdown at the height of the financial crisis and continued softness in the public sector. In the private sector, the U.S. economy is currently adding jobs at a rate that is over 20% higher than that of the prior expansion. As for housing, January and February 2013 marked the best two-month period of new home sales since 2008 and home values have been reaching their highest levels since 2007, which has been driving increased consumption.

The disappointing economic data late in the period stirred concerns about possible market consolidation or even a correction; following the Fiscal Cliff and sequester, there was also rising uncertainty around U.S. fiscal policy issues, as well as anemic growth trends in Europe, slower growth in China and a tumble in the price of gold. Markets were also startled by the size of Japanese efforts to weaken the yen and gain export competitiveness. Nonetheless, multi-year lows in the Chicago Board Options Exchange Volatility Index* suggested there was also considerable complacency on the part of investors.

A number of global central banks have implemented interest rate cuts during the period, owing to sluggish global economic growth and continuing weakness in commodity prices. The world is still in a deflationary environment, which has given policymakers a great deal of leeway to extend and expand accommodative monetary policies aimed at stimulating output. With ongoing weakness in growth and inflation, investors have come to expect global central banks to maintain accommodative policies, keeping rates muted.

For the six-month period ended April 30, 2013, the S&P 500 Index* returned 14.42%. International markets had even better returns, with the Morgan Stanley Capital International Europe-Australasia-Far East (the “MSCI EAFE”) Index* returning 16.90%. The MSCI EAFE Index is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin. The MSCI Emerging Markets Index* returned 5.29%.

Many bond indices also delivered positive returns during the six months ended April 30, 2013, with measures of riskier parts of the market leading the pack. The return of the Merrill Lynch High Yield Master II Index*, which measures performance of the U.S. high-yield bond market, was 7.26%. The Barclays U.S. Aggregate Bond Index* (the “Barclays Aggregate”), which measures return of the U.S. investment-grade and government bond market as a whole, rose 0.90% for the period.

* Index Definitions

Indices are unmanaged and it is not possible to invest directly in an index.

VIX is the ticker symbol for the Chicago Board Options Exchange Market Volatility Index, a popular measure of the implied volatility of S&P 500 index options. It is a weighted blend of prices for a range of options on the S&P 500 index.

S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index designed to reflect the movements of stock markets in developed countries of Europe and the Pacific Basin. The index is calculated in U.S. dollars and is constructed to represent about 60% of market capitalization in each country.

The MSCI Emerging Markets Index is a free float-adjusted market-capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

4	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (concluded)

Merrill Lynch High Yield Master II Index is a commonly used benchmark index for high yield corporate bonds. It is a measure of the broad high yield market.

The Barclays U.S. Aggregate Bond Index covers the U.S. dollar-denominated, investment-grade, fixed rate, taxable bond market of SEC-registered securities. The Index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities and collateralized mortgage-backed securities sectors.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	5

PORTFOLIO SUMMARY (Unaudited)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
First Solar, Inc.	0.34%
GameStop Corp. — Class A	0.27%
Best Buy Co., Inc.	0.25%
Biogen Idec, Inc.	0.25%
AbbVie, Inc.	0.24%
SAIC, Inc.	0.24%
Walgreen Co.	0.24%
Life Technologies Corp.	0.24%
Actavis, Inc.	0.23%
Coach, Inc.	0.23%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

6	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	SHARES	VALUE

COMMON STOCKS - 99.8%
Aerospace & Defense - 2.2%
Boeing Co. (The)	88,794	$8,116,660
General Dynamics Corp.	104,677	7,741,911
Honeywell International, Inc.	97,746	7,188,241
L-3 Communications Holdings, Inc.	93,397	7,588,506
Lockheed Martin Corp.	80,134	7,940,478
Northrop Grumman Corp.	109,280	8,276,867
Precision Castparts Corp.	37,763	7,223,684
Raytheon Co.	128,626	7,895,064
Rockwell Collins, Inc.	118,105	7,431,167
Textron, Inc.	236,931	6,100,973
United Technologies Corp.	78,231	7,141,708

Total Aerospace & Defense		82,645,259

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	126,472	7,511,172
Expeditors International of Washington, Inc.	186,244	6,691,747
FedEx Corp.	66,740	6,274,227
United Parcel Service, Inc. — Class B	85,284	7,320,779

Total Air Freight & Logistics		27,797,925

Airlines - 0.2%
Southwest Airlines Co.	587,707	8,051,586

Total Airlines		8,051,586

Auto Components - 0.8%
BorgWarner, Inc.*	90,651	7,086,189
Delphi Automotive PLC	167,529	7,741,515
Goodyear Tire & Rubber Co. (The)*	550,872	6,883,145
Johnson Controls, Inc.	213,702	7,481,707

Total Auto Components		29,192,556

Automobiles - 0.4%
Ford Motor Co.	555,183	7,611,559
Harley-Davidson, Inc.	131,500	7,186,475

Total Automobiles		14,798,034

Beverages - 1.9%
Beam, Inc.	119,122	7,708,385
Brown-Forman Corp. — Class B	106,830	7,531,515
Coca-Cola Co. (The)	183,709	7,776,402
Coca-Cola Enterprises, Inc.	198,706	7,278,601
Constellation Brands, Inc. — Class A*	163,727	8,079,927
Dr Pepper Snapple Group, Inc.	163,685	7,992,738
Molson Coors Brewing Co. —Class B	152,155	7,851,198
Monster Beverage Corp.*	152,282	8,588,705
PepsiCo, Inc.	93,397	7,702,451

Total Beverages		70,509,922

Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc.*	79,032	7,745,136
Amgen, Inc.	77,557	8,082,215

	SHARES	VALUE

Biogen Idec, Inc.*	41,820	$9,155,653
Celgene Corp.*	64,671	7,635,705
Gilead Sciences, Inc.*	158,504	8,026,642
Regeneron Pharmaceuticals, Inc.*	36,642	7,883,160

Total Biotechnology		48,528,511

Building Products - 0.2%
Masco Corp.	361,377	7,025,169

Total Building Products		7,025,169

Capital Markets - 2.5%
Ameriprise Financial, Inc.	99,857	7,442,342
Bank of New York Mellon Corp. (The)	252,733	7,132,125
BlackRock, Inc.	28,976	7,722,104
Charles Schwab Corp. (The)	408,055	6,920,613
E*Trade Financial Corp.*	637,593	6,560,832
Franklin Resources, Inc.	49,085	7,591,486
Goldman Sachs Group, Inc. (The)	47,186	6,892,459
Invesco Ltd.	256,408	8,138,390
Legg Mason, Inc.	238,919	7,611,959
Morgan Stanley	312,970	6,932,286
Northern Trust Corp.	131,203	7,074,466
State Street Corp.	121,784	7,120,710
T. Rowe Price Group, Inc.	95,890	6,952,025

Total Capital Markets		94,091,797

Chemicals - 3.1%
Air Products & Chemicals, Inc.	80,893	7,034,455
Airgas, Inc.	70,415	6,805,610
CF Industries Holdings, Inc.	34,894	6,508,080
Dow Chemical Co. (The)	219,781	7,452,774
Du Pont (E.I.) de Nemours & Co.	146,535	7,987,623
Eastman Chemical Co.	99,861	6,655,736
Ecolab, Inc.	92,299	7,810,341
FMC Corp.	117,940	7,158,958
International Flavors & Fragrances, Inc.	97,280	7,509,043
LyondellBasell Industries NV — Class A	113,205	6,871,544
Monsanto Co.	69,698	7,445,140
Mosaic Co. (The)	119,585	7,365,240
PPG Industries, Inc.	52,421	7,713,226
Praxair, Inc.	63,361	7,242,162
Sherwin-Williams Co. (The)	43,553	7,974,990
Sigma-Aldrich Corp.	91,325	7,186,364

Total Chemicals		116,721,286

Commercial Banks - 2.5%
BB&T Corp.	229,543	7,063,038
Comerica, Inc.	198,578	7,198,453
Fifth Third Bancorp	441,003	7,510,281
First Horizon National Corp.	646,846	6,727,198
Huntington Bancshares, Inc.	979,120	7,020,290
KeyCorp	730,736	7,285,438
M&T Bank Corp.	69,232	6,937,046
PNC Financial Services Group, Inc.	110,929	7,529,861

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	SHARES	VALUE

Regions Financial Corp.	884,117	$7,506,153
SunTrust Banks, Inc.	245,595	7,183,654
US Bancorp	210,489	7,005,074
Wells Fargo & Co.	197,438	7,498,695
Zions Bancorp	284,922	7,014,780

Total Commercial Banks		93,479,961

Commercial Services & Supplies - 1.8%
ADT Corp. (The)*	150,464	6,566,249
Avery Dennison Corp.	170,823	7,080,613
Cintas Corp.	162,417	7,287,651
Iron Mountain, Inc.	206,518	7,818,772
Pitney Bowes, Inc.[a]	516,279	7,057,534
Republic Services, Inc.	230,217	7,845,795
Stericycle, Inc.*	73,119	7,920,250
Tyco International Ltd.	224,685	7,216,882
Waste Management, Inc.	195,242	8,001,017

Total Commercial Services & Supplies		66,794,763

Communications Equipment - 1.2%
Cisco Systems, Inc.	330,005	6,903,705
F5 Networks, Inc.*	76,540	5,849,952
Harris Corp.	158,530	7,324,086
JDS Uniphase Corp.*	465,503	6,284,290
Juniper Networks, Inc.*	348,368	5,765,490
Motorola Solutions, Inc.	114,769	6,564,787
QUALCOMM, Inc.	108,182	6,666,175

Total Communications Equipment		45,358,485

Computers & Peripherals - 1.6%
Apple, Inc.	16,599	7,349,207
Dell, Inc.	508,772	6,817,545
EMC Corp.*	296,537	6,651,325
Hewlett-Packard Co.	343,172	7,069,343
NetApp, Inc.*	210,617	7,348,427
SanDisk Corp.*	139,062	7,292,411
Seagate Technology PLC	221,726	8,137,344
Western Digital Corp.	151,269	8,362,151

Total Computers & Peripherals		59,027,753

Construction & Engineering - 0.6%
Fluor Corp.	112,154	6,390,535
Jacobs Engineering Group, Inc.*	138,973	7,015,357
Quanta Services, Inc.*	244,255	6,712,127

Total Construction & Engineering		20,118,019

Construction Materials - 0.2%
Vulcan Materials Co.	131,580	6,563,210

Total Construction Materials		6,563,210

Consumer Finance - 0.8%
American Express Co.	111,349	7,617,385
Capital One Financial Corp.	132,848	7,675,957
Discover Financial Services	174,205	7,619,727
SLM Corp.	377,980	7,805,287

Total Consumer Finance		30,718,356

Containers & Packaging - 1.0%
Ball Corp.	160,688	7,089,554

	SHARES	VALUE

Bemis Co., Inc.	187,638	$7,383,555
MeadWestvaco Corp.	197,731	6,817,765
Owens-Illinois, Inc.*	272,036	7,149,106
Sealed Air Corp.	320,363	7,086,430

Total Containers & Packaging		35,526,410

Distributors - 0.2%
Genuine Parts Co.	97,365	7,431,870

Total Distributors		7,431,870

Diversified Consumer Services - 0.4%
Apollo Group, Inc. — Class A*	424,569	7,799,332
H&R Block, Inc.	264,051	7,324,775

Total Diversified Consumer Services		15,124,107

Diversified Financial Services - 1.8%
Bank of America Corp.	597,087	7,350,141
Citigroup, Inc.	154,351	7,202,018
CME Group, Inc.	115,659	7,039,007
IntercontinentalExchange, Inc.*	45,452	7,405,494
JPMorgan Chase & Co.	143,580	7,036,856
Leucadia National Corp.	270,091	8,343,111
Moody’s Corp.	141,512	8,611,005
NASDAQ OMX Group, Inc. (The)	224,978	6,632,351
NYSE Euronext	189,749	7,364,159

Total Diversified Financial Services		66,984,142

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	196,552	7,362,838
CenturyLink, Inc.	209,561	7,873,207
Frontier Communications Corp.[a]	1,770,360	7,364,698
Verizon Communications, Inc.	150,167	8,095,503
Windstream Corp.[a]	841,835	7,172,434

Total Diversified Telecommunication Services		37,868,680

Electric Utilities - 2.8%
American Electric Power Co., Inc.	151,689	7,801,365
Duke Energy Corp.	103,579	7,789,141
Edison International	142,059	7,642,774
Entergy Corp.	113,544	8,087,739
Exelon Corp.	224,304	8,413,643
FirstEnergy Corp.	176,147	8,208,450
NextEra Energy, Inc.	97,242	7,976,761
Northeast Utilities	170,785	7,741,684
Pepco Holdings, Inc.	352,294	7,961,844
Pinnacle West Capital Corp.	126,345	7,694,411
PPL Corp.	235,159	7,849,608
Southern Co. (The)	158,954	7,666,352
Xcel Energy, Inc.	248,761	7,908,112

Total Electric Utilities		102,741,884

Electrical Equipment - 0.7%
Eaton Corp. PLC	113,714	6,983,177
Emerson Electric Co.	125,710	6,978,162
Rockwell Automation, Inc.	79,541	6,743,486
Roper Industries, Inc.	57,194	6,843,262

Total Electrical Equipment		27,548,087

8	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	SHARES	VALUE

Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp. — Class A	98,467	$7,436,228
Corning, Inc.	566,924	8,220,398
FLIR Systems, Inc.	267,556	6,504,286
Jabil Circuit, Inc.	381,571	6,791,964
Molex, Inc.	251,801	6,942,154
TE Connectivity Ltd.	170,742	7,435,814

Total Electronic Equipment, Instruments & Components		43,330,844

Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	156,292	7,094,094
Cameron International Corp.*	110,081	6,775,486
Diamond Offshore Drilling, Inc.[a]	106,194	7,338,005
Ensco PLC — Class A	124,866	7,202,271
FMC Technologies, Inc.*	139,820	7,592,226
Halliburton Co.	171,204	7,322,395
Helmerich & Payne, Inc.	111,980	6,564,268
Nabors Industries Ltd.	434,242	6,422,439
National Oilwell Varco, Inc.	105,732	6,895,841
Noble Corp.	201,028	7,538,550
Rowan Cos., PLC — Class A*	208,463	6,781,301
Schlumberger Ltd.	92,511	6,885,594

Total Energy Equipment & Services		84,412,470

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	69,953	7,585,004
CVS Caremark Corp.	137,748	8,014,178
Kroger Co. (The)	231,103	7,945,321
Safeway, Inc.[a]	305,408	6,877,788
Sysco Corp.	216,530	7,548,236
Wal-Mart Stores, Inc.	98,590	7,662,415
Walgreen Co.	177,245	8,775,400
Whole Foods Market, Inc.	84,822	7,491,479

Total Food & Staples Retailing		61,899,821

Food Products - 3.1%
Archer-Daniels-Midland Co.	221,387	7,513,875
Campbell Soup Co.	174,163	8,082,905
ConAgra Foods, Inc.	207,281	7,331,529
Dean Foods Co.*	404,125	7,734,952
General Mills, Inc.	155,534	7,842,024
H.J. Heinz Co.	99,395	7,198,186
Hershey Co.(The)	85,411	7,615,245
Hormel Foods Corp.	186,833	7,710,598
J.M. Smucker Co.(The)	74,005	7,639,536
Kellogg Co.	117,050	7,612,932
Kraft Foods Group, Inc.	145,017	7,466,925
McCormick & Co., Inc.	102,604	7,381,332
Mead Johnson Nutrition Co.	96,055	7,789,100
Mondelez International, Inc. —Class A	252,097	7,928,451
Tyson Foods, Inc. — Class A	300,254	7,395,256

Total Food Products		114,242,846

Gas Utilities - 0.4%
AGL Resources, Inc.	176,825	7,753,776

	SHARES	VALUE

Oneok, Inc.	159,293	$8,181,289

Total Gas Utilities		15,935,065

Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	207,700	7,668,284
Baxter International, Inc.	103,155	7,207,440
Becton, Dickinson and Co.	81,147	7,652,162
Boston Scientific Corp.*	961,940	7,204,931
C.R. Bard, Inc.	71,686	7,122,721
CareFusion Corp.*	215,305	7,199,799
Covidien PLC	110,632	7,062,747
DENTSPLY International, Inc.	168,500	7,135,975
Edwards Lifesciences Corp.*	79,837	5,092,802
Intuitive Surgical, Inc.*	14,111	6,946,704
Medtronic, Inc.	158,026	7,376,654
St Jude Medical, Inc.	170,615	7,032,750
Stryker Corp.	109,530	7,182,977
Varian Medical Systems, Inc.*	97,534	6,353,365
Zimmer Holdings, Inc.	95,593	7,308,085

Total Health Care Equipment & Supplies		105,547,396

Health Care Providers & Services - 3.1%
Aetna, Inc.	142,737	8,198,813
AmerisourceBergen Corp.	148,692	8,047,211
Cardinal Health, Inc.	155,746	6,887,088
CIGNA Corp.	120,682	7,985,528
Coventry Health Care, Inc.	153,970	7,629,213
DaVita, Inc.*	60,615	7,191,970
Express Scripts Holding Co.*	122,543	7,275,378
Humana, Inc.	106,029	7,857,809
Laboratory Corp. of America Holdings*	80,511	7,516,507
McKesson Corp.	65,854	6,968,670
Patterson Cos., Inc.	195,450	7,417,327
Quest Diagnostics, Inc.	128,838	7,257,445
Tenet Healthcare Corp.*	166,855	7,568,543
UnitedHealth Group, Inc.	133,992	8,030,141
WellPoint, Inc.	114,392	8,341,465

Total Health Care Providers & Services		114,173,108

Health Care Technology - 0.2%
Cerner Corp.*	78,019	7,549,899

Total Health Care Technology		7,549,899

Hotels, Restaurants & Leisure - 2.2%
Carnival Corp.	201,999	6,970,985
Chipotle Mexican Grill, Inc.*	22,432	8,147,078
Darden Restaurants, Inc.	152,325	7,864,540
International Game Technology	423,895	7,185,020
Marriott International, Inc. — Class A	178,851	7,701,324
McDonald’s Corp.	72,907	7,446,721
Starbucks Corp.	122,882	7,476,141
Starwood Hotels & Resorts Worldwide, Inc.	115,193	7,432,252

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	SHARES	VALUE

Wyndham Worldwide Corp.	113,332	$6,808,987
Wynn Resorts Ltd.	61,420	8,432,966
Yum! Brands, Inc.	106,364	7,245,516

Total Hotels, Restaurants & Leisure		82,711,530

Household Durables - 1.6%
DR Horton, Inc.	299,453	7,809,734
Garmin Ltd.[a]	202,381	7,099,526
Harman International Industries, Inc.	163,897	7,327,835
Leggett & Platt, Inc.	225,880	7,282,371
Lennar Corp. — Class Aa	172,726	7,119,766
Newell Rubbermaid, Inc.	288,890	7,609,363
PulteGroup, Inc.*	355,761	7,467,423
Whirlpool Corp.	61,208	6,994,850

Total Household Durables		58,710,868

Household Products - 0.8%
Clorox Co.(The)	85,539	7,377,739
Colgate-Palmolive Co.	62,221	7,429,809
Kimberly-Clark Corp.	76,586	7,902,909
Procter & Gamble Co.(The)	93,397	7,170,088

Total Household Products		29,880,545

Independent Power Producers & Energy Traders - 0.4%
AES Corp.(The)	584,456	8,100,560
NRG Energy, Inc.	289,738	8,074,998

Total Independent Power Producers & Energy Traders		16,175,558

Industrial Conglomerates - 0.6%
3M Co.	68,092	7,129,914
Danaher Corp.	116,333	7,089,333
General Electric Co.	303,039	6,754,739

Total Industrial Conglomerates		20,973,986

Insurance - 4.5%
ACE Ltd.	82,750	7,376,335
AFLAC, Inc.	143,792	7,828,036
Allstate Corp.(The)	151,986	7,486,830
American International Group, Inc.*	181,975	7,537,404
Aon PLC	119,627	7,219,489
Assurant, Inc.	168,292	8,000,602
Berkshire Hathaway, Inc. — Class B*	69,486	7,387,752
Chubb Corp.(The)	83,975	7,395,678
Cincinnati Financial Corp.	155,534	7,607,168
Genworth Financial, Inc. — Class A*	732,258	7,344,548
Hartford Financial Services Group, Inc.	283,189	7,954,779
Lincoln National Corp.	218,433	7,428,906
Loews Corp.	165,334	7,385,470
Marsh & McLennan Cos., Inc.	194,861	7,406,667
MetLife, Inc.	184,552	7,195,682
Principal Financial Group, Inc.	215,601	7,783,196

	SHARES	VALUE

Progressive Corp.(The)	290,073	$7,335,946
Prudential Financial, Inc.	120,852	7,301,878
Torchmark Corp.	123,471	7,663,845
Travelers Cos., Inc.(The)	88,243	7,536,835
Unum Group	271,782	7,580,000
XL Group PLC	243,018	7,567,581

Total Insurance		165,324,627

Internet & Catalog Retail - 1.0%
Amazon.com, Inc.*	26,361	6,690,686
Expedia, Inc.	111,306	6,215,327
Netflix, Inc.*	38,988	8,424,137
priceline.com, Inc.*	10,012	6,968,252
TripAdvisor, Inc.*	141,257	7,427,293

Total Internet & Catalog Retail		35,725,695

Internet Software & Services - 1.0%
Akamai Technologies, Inc.*	193,509	8,496,980
eBay, Inc.*	135,552	7,101,569
Google, Inc. — Class A*	8,702	7,175,408
VeriSign, Inc.*	153,970	7,093,398
Yahoo!, Inc.*	314,657	7,781,468

Total Internet Software & Services		37,648,823

IT Services - 2.8%
Accenture PLC — Class A	92,003	7,492,724
Automatic Data Processing, Inc.	113,714	7,657,501
Cognizant Technology Solutions Corp. — Class A*	89,510	5,800,248
Computer Sciences Corp.	144,848	6,786,129
Fidelity National Information Services, Inc.	190,130	7,994,967
Fiserv, Inc.*	85,161	7,759,019
International Business Machines Corp.	34,258	6,938,615
Mastercard, Inc. — Class A	13,645	7,544,730
Paychex, Inc.	212,011	7,719,321
SAIC, Inc.	590,666	8,824,550
Teradata Corp.*	121,992	6,230,131
Total System Services, Inc.	297,041	7,016,108
Visa, Inc. — Class A	44,774	7,542,628
Western Union Co.(The)	492,580	7,295,110

Total IT Services		102,601,781

Leisure Equipment & Products - 0.4%
Hasbro, Inc.[a]	172,980	8,194,063
Mattel, Inc.	173,909	7,940,685

Total Leisure Equipment & Products		16,134,748

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	167,402	6,937,139
Life Technologies Corp.*	118,741	8,750,024
PerkinElmer, Inc.	202,720	6,213,368
Thermo Fisher Scientific, Inc.	93,609	7,552,374
Waters Corp.*	76,332	7,053,077

Total Life Sciences Tools & Services		36,505,982

10	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	SHARES	VALUE

Machinery - 2.8%
Caterpillar, Inc.	79,626	$6,741,933
Cummins, Inc.	60,280	6,413,189
Deere & Co.	79,244	7,076,489
Dover Corp.	97,662	6,736,725
Flowserve Corp.	43,676	6,906,049
Illinois Tool Works, Inc.	115,447	7,453,258
Ingersoll-Rand PLC	132,767	7,142,865
Joy Global, Inc.	114,180	6,453,454
PACCAR, Inc.	142,733	7,105,249
Pall Corp.	104,507	6,971,662
Parker Hannifin Corp.	73,585	6,517,423
Pentair Ltd.	139,354	7,573,890
Snap-on, Inc.	87,861	7,573,618
Stanley Black & Decker, Inc.	91,155	6,819,306
Xylem, Inc.	253,449	7,033,210

Total Machinery		104,518,320

Media - 3.2%
Cablevision Systems Corp. — Class A	516,279	7,671,906
CBS Corp. — Class B	156,631	7,170,567
Comcast Corp. — Class A	175,654	7,254,510
DIRECTV*	144,004	8,144,866
Discovery Communications, Inc. — Class A*	92,380	7,281,392
Gannett Co., Inc.	333,680	6,726,989
Interpublic Group of Cos., Inc.(The)	550,071	7,612,983
McGraw-Hill Cos., Inc.(The)	151,435	8,194,148
News Corp. — Class A	235,795	7,302,571
Omnicom Group, Inc.	122,501	7,321,885
Scripps Networks Interactive, Inc. — Class A	112,069	7,461,554
Time Warner Cable, Inc.	80,172	7,527,349
Time Warner, Inc.	125,502	7,502,510
Viacom, Inc. — Class B	116,376	7,446,900
Walt Disney Co.(The)	125,455	7,883,592
Washington Post Co.(The) — Class B	17,404	7,715,889

Total Media		120,219,611

Metals & Mining - 1.2%
Alcoa, Inc.	836,977	7,114,305
Allegheny Technologies, Inc.	219,531	5,922,946
Cliffs Natural Resources, Inc.[a]	291,340	6,217,196
Freeport-McMoRan Copper & Gold, Inc.	216,487	6,587,699
Newmont Mining Corp.	183,582	5,948,057
Nucor Corp.	151,312	6,600,229
United States Steel Corp.[a]	344,312	6,128,754

Total Metals & Mining		44,519,186

Multi-Utilities - 3.0%
Ameren Corp.	212,516	7,703,705
CenterPoint Energy, Inc.	330,159	8,148,324

	SHARES	VALUE

CMS Energy Corp.	266,166	$7,969,010
Consolidated Edison, Inc.	122,204	7,778,285
Dominion Resources, Inc.	129,050	7,959,804
DTE Energy Co.	108,182	7,884,304
Integrys Energy Group, Inc.	128,160	7,889,529
NiSource, Inc.	254,717	7,827,453
PG&E Corp.	168,331	8,153,954
Public Service Enterprise Group, Inc.	220,417	8,069,466
SCANA Corp.	146,874	7,960,571
Sempra Energy	91,579	7,587,320
TECO Energy, Inc.	415,952	7,957,162
Wisconsin Energy Corp.	174,121	7,824,998

Total Multi-Utilities		110,713,885

Multiline Retail - 1.6%
Dollar General Corp.*	150,803	7,855,328
Dollar Tree, Inc.*	159,925	7,606,033
Family Dollar Stores, Inc.	122,628	7,525,680
J.C. Penney Co., Inc.*[a]	476,952	7,831,552
Kohl’s Corp.	154,436	7,267,758
Macy’s, Inc.	172,980	7,714,908
Nordstrom, Inc.	131,580	7,446,112
Target Corp.	108,517	7,656,960

Total Multiline Retail		60,904,331

Office Electronics - 0.2%
Xerox Corp.	827,189	7,097,282

Total Office Electronics		7,097,282

Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	86,679	7,346,912
Apache Corp.	95,212	7,034,263
Cabot Oil & Gas Corp.	111,560	7,591,658
Chesapeake Energy Corp.	337,763	6,599,889
Chevron Corp.	60,699	7,405,885
ConocoPhillips	123,344	7,456,145
CONSOL Energy, Inc.	224,388	7,548,412
Denbury Resources, Inc.*	391,579	7,005,348
Devon Energy Corp.	128,032	7,049,442
EOG Resources, Inc.	55,927	6,776,115
EQT Corp.	110,463	8,297,981
Exxon Mobil Corp.	81,020	7,209,970
Hess Corp.	103,659	7,482,107
Kinder Morgan, Inc.	192,920	7,543,172
Marathon Oil Corp.	214,923	7,021,534
Marathon Petroleum Corp.	80,978	6,345,436
Murphy Oil Corp.	115,786	7,189,153
Newfield Exploration Co.*	303,802	6,619,846
Noble Energy, Inc.	64,124	7,264,608
Occidental Petroleum Corp.	87,527	7,812,660
Peabody Energy Corp.	327,628	6,572,218
Phillips 66	109,153	6,652,875
Pioneer Natural Resources Co.	56,478	6,903,306
QEP Resources, Inc.	230,725	6,624,115
Range Resources Corp.	91,325	6,714,214

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	11

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	SHARES	VALUE

Southwestern Energy Co.*	191,737	$7,174,798
Spectra Energy Corp.	246,693	7,778,230
Tesoro Corp.	123,344	6,586,570
Valero Energy Corp.	158,450	6,388,704
Williams Cos., Inc.(The)	207,504	7,912,127
WPX Energy, Inc.*	443,453	6,931,170

Total Oil, Gas & Consumable Fuels		220,838,863

Paper & Forest Products - 0.2%
International Paper Co.	153,970	7,233,511

Total Paper & Forest Products		7,233,511

Personal Products - 0.4%
Avon Products, Inc.	364,586	8,443,812
Estee Lauder Cos., Inc.(The) — Class A	109,573	7,598,887

Total Personal Products		16,042,699

Pharmaceuticals - 2.5%
AbbVie, Inc.	192,873	8,881,802
Actavis, Inc.*	82,330	8,704,751
Allergan, Inc.	65,769	7,468,070
Bristol-Myers Squibb Co.	192,750	7,656,030
Eli Lilly & Co.	130,567	7,230,800
Forest Laboratories, Inc.*	190,173	7,114,372
Hospira, Inc.*	239,385	7,928,431
Johnson & Johnson	92,215	7,859,484
Merck & Co., Inc.	167,657	7,879,879
Mylan, Inc.*	234,570	6,828,333
Perrigo Co.	62,263	7,434,825
Pfizer, Inc.	255,560	7,429,129

Total Pharmaceuticals		92,415,906

Professional Services - 0.6%
Dun & Bradstreet Corp.(The)[a]	90,015	7,961,827
Equifax, Inc.	126,723	7,755,448
Robert Half International, Inc.	198,070	6,500,657

Total Professional Services		22,217,932

Real Estate Investment Trusts (REITs) - 3.3%
American Tower Corp.	93,482	7,851,553
Apartment Investment & Management Co. — Class A	237,062	7,374,999
AvalonBay Communities, Inc.	58,169	7,738,804
Boston Properties, Inc.	70,080	7,668,854
Equity Residential	131,203	7,617,646
HCP, Inc.	147,340	7,853,222
Health Care REIT, Inc.	110,293	8,268,666
Host Hotels & Resorts, Inc.	425,513	7,774,123
Kimco Realty Corp.	326,399	7,761,768
Plum Creek Timber Co., Inc.	146,450	7,548,033
ProLogis, Inc.	183,794	7,710,158
Public Storage	47,902	7,903,830
Simon Property Group, Inc.	44,986	8,010,657
Ventas, Inc.	102,350	8,150,131
Vornado Realty Trust	85,496	7,486,030

	SHARES	VALUE

Weyerhaeuser Co.	238,198	$7,267,421

Total Real Estate Investment Trusts (REITs)		123,985,895

Real Estate Management & Development - 0.2%
CBRE Group, Inc.*	292,395	7,081,807

Total Real Estate Management & Development		7,081,807

Road & Rail - 0.8%
CSX Corp.	313,390	7,706,260
Norfolk Southern Corp.	96,309	7,456,243
Ryder System, Inc.	122,416	7,108,697
Union Pacific Corp.	52,044	7,700,430

Total Road & Rail		29,971,630

Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc.*[a]	2,814,771	7,937,654
Altera Corp.	204,407	6,543,068
Analog Devices, Inc.	156,420	6,880,916
Applied Materials, Inc.	532,089	7,720,611
Broadcom Corp. — Class A	215,008	7,740,288
First Solar, Inc.*[a]	274,020	12,758,371
Intel Corp.	334,050	8,000,497
KLA-Tencor Corp.	130,567	7,083,260
Lam Research Corp.*	168,080	7,768,658
Linear Technology Corp.	187,596	6,847,254
LSI Corp.*	1,041,341	6,810,370
Microchip Technology, Inc.	195,450	7,118,289
Micron Technology, Inc.*	783,131	7,377,094
NVIDIA Corp.	562,067	7,739,663
Teradyne, Inc.*	422,331	6,943,122
Texas Instruments, Inc.	204,110	7,390,823
Xilinx, Inc.	187,850	7,121,394

Total Semiconductors & Semiconductor Equipment		129,781,332

Software - 2.3%
Adobe Systems, Inc.*	173,570	7,824,536
Autodesk, Inc.*	179,487	7,068,198
BMC Software, Inc.*	167,953	7,638,502
CA, Inc.	287,199	7,745,757
Citrix Systems, Inc.*	96,818	6,019,175
Electronic Arts, Inc.*	387,734	6,827,996
Intuit, Inc.	106,321	6,340,984
Microsoft Corp.	257,379	8,519,245
Oracle Corp.	201,745	6,613,201
Red Hat, Inc.*	135,976	6,517,330
Salesforce.com, Inc.*	154,784	6,363,170
Symantec Corp.*	293,370	7,128,891

Total Software		84,606,985

Specialty Retail - 3.8%
Abercrombie & Fitch Co. — Class A	149,281	7,398,366
AutoNation, Inc.*	161,150	7,333,937
AutoZone, Inc.*	18,757	7,673,301
Bed Bath & Beyond, Inc.*	121,403	8,352,527

12	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2013

GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	SHARES	VALUE

Best Buy Co., Inc.	357,194	$9,283,472
CarMax, Inc.*	174,036	8,012,618
GameStop Corp. — Class Aa	292,188	10,197,361
Gap, Inc.(The)	198,960	7,558,490
Home Depot, Inc.	101,044	7,411,577
L Brands, Inc.	159,081	8,019,273
Lowe’s Cos., Inc.	183,243	7,040,196
O’Reilly Automotive, Inc.*	68,855	7,389,519
PetSmart, Inc.	113,587	7,751,177
Ross Stores, Inc.	128,160	8,467,531
Staples, Inc.	555,984	7,361,228
Tiffany & Co.	102,519	7,553,600
TJX Cos., Inc.	160,434	7,824,366
Urban Outfitters, Inc.*	174,502	7,231,363

Total Specialty Retail		141,859,902

Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.	147,298	8,669,960
Fossil, Inc.*	69,656	6,834,647
NIKE, Inc. — Class B	131,665	8,373,894
PVH Corp.	58,377	6,737,290
Ralph Lauren Corp.	40,637	7,378,866
V.F. Corp.	44,270	7,889,799

Total Textiles, Apparel & Luxury Goods		45,884,456

Thrifts & Mortgage Finance - 0.4%
Hudson City Bancorp, Inc.	828,317	6,883,314
People’s United Financial, Inc.	542,127	7,134,392

Total Thrifts & Mortgage Finance		14,017,706

Tobacco - 0.8%
Altria Group, Inc.	211,926	7,737,418
Lorillard, Inc.	186,667	8,006,148
Philip Morris International, Inc.	78,990	7,550,654
Reynolds American, Inc.	167,194	7,928,340

Total Tobacco		31,222,560

Trading Companies & Distributors - 0.4%
Fastenal Co.	139,820	6,858,171
W.W. Grainger, Inc.	31,303	7,715,250

Total Trading Companies & Distributors		14,573,421

Wireless Telecommunication Services - 0.4%
Crown Castle International Corp.*	100,366	7,728,182
Sprint Nextel Corp.*	1,225,385	8,638,964

Total Wireless Telecommunication Services		16,367,146

Total Common Stocks (Cost $3,255,016,642)		3,710,207,730

	FACE AMOUNT	VALUE

REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co., 0.01%, dated 04/30/13, to be repurchased at $6,395,000 on 05/01/13 collateralized by $6,575,000 FHLMC at 1.78% due 01/30/23 with a value of $6,525,556[b]	$6,395,000	$6,395,000

Total Repurchase Agreements (Cost $6,395,000)		6,395,000

SECURITIES LENDING COLLATERAL - 3.1%[c]
Repurchase Agreements:
Deutsche Bank Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[b]	18,773,823	18,773,823
HSBC Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[b]	82,604,821	82,604,821
RBS Securities, Inc., issued 04/30/13 at 0.15% due 05/01/13[b]	13,044,803	13,044,803

Total Securities Lending Collateral (Cost $114,423,447)		114,423,447

Total Investments - 103.0%[d] (Cost $3,375,835,089)		3,831,026,177

Other Assets and Liabilities, net - (3.0)%		(113,036,736)

Net Assets - 100.0%		$3,717,989,441

*	Non-Income Producing Security.
[a]	All or a portion of this security was on loan as of April 30, 2013.
[b]	Values determined based on Level 2 inputs (Note 4).
[c]	Securities lending collateral (Note 8).
[d]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
FHLMC — Federal Home Loan Mortgage Corporation
REIT — Real Estate Investment Trust

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	13

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2013

Guggenheim S&P 500® Equal Weight ETF

ASSETS:
Investments, at value* — including $111,116,750 of securities loaned	$3,831,026,177
Cash	340
Receivables:
Investments sold	7,913,364
Dividends and interest	2,684,607
Total assets	3,841,624,488

LIABILITIES:
Payable upon return of securities loaned	114,423,447
Payable for:
Investments purchased	7,883,160
Accrued management fees	1,328,440
Total liabilities	123,635,047
NET ASSETS	$3,717,989,441

NET ASSETS CONSIST OF:
Paid-in capital	$3,665,868,086
Undistributed net investment income	2,310,995
Accumulated net realized loss on investments	(405,380,728)
Net unrealized appreciation on investments	455,191,088
NET ASSETS	$3,717,989,441
Shares outstanding (unlimited shares authorized), no par value	61,308,863
Net asset value, offering price and repurchase price per share	$60.64
*Total cost of investments	$3,375,835,089

14	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2013

Guggenheim S&P 500® Equal Weight ETF

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$38,723,079
Income from securities lending	536,241
Interest	374
Total investment income	39,259,694

EXPENSES:
Management fee	7,093,582
Other fees	156
Total expenses	7,093,738
Net investment income	32,165,956

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(13,144,072)
In-kind redemptions	167,892,621
Net realized gain	154,748,549
Net change in unrealized appreciation (depreciation) on:
Investments	395,826,677
Net realized and unrealized gain	550,575,226
Net increase in net assets resulting from operations	$582,741,182
* Foreign taxes withheld	$64,286

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	15

STATEMENTS OF CHANGES IN NET ASSETS

	Guggenheim S&P 500® Equal Weight ETF
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$32,165,956	$46,087,043
Net realized gain on investments	154,748,549	67,694,355
Net change in unrealized appreciation (depreciation) on investments	395,826,677	179,598,926
Net increase in net assets resulting from operations	582,741,182	293,380,324

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(30,867,791)	(44,494,825)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	1,165,063,271	746,295,733
Value of shares redeemed	(771,387,181)	(1,286,550,125)
Net increase (decrease) in net assets resulting from share transactions	393,676,090	(540,254,392)
Net increase (decrease) in net assets	945,549,481	(291,368,893)

NET ASSETS
Beginning of period	2,772,439,960	3,063,808,853
End of period	$3,717,989,441	$2,772,439,960
Undistributed net investment income at end of period	$2,310,995	$1,012,830

CHANGES IN SHARES OUTSTANDING:
Shares sold	21,200,000	15,100,000
Shares redeemed	(13,450,000)	(27,050,000)
Net increase (decrease) in shares	7,750,000	(11,950,000)

16	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
Per Share Data:
Net asset value, beginning of period	$51.76		$46.77	$43.87	$35.99	$30.01	$50.63
Income from investment operations:
Net investment income*	0.51		0.80	0.69	0.60	0.54	0.72
Net gain (loss) on investments (realized and unrealized)	8.85		4.97	2.87	7.87	5.98	(20.64)

Total from investment operations	9.36		5.77	3.56	8.47	6.52	(19.92)
Less distributions from:
Net investment income	(0.48)		(0.78)	(0.66)	(0.59)	(0.54)	(0.70)
Net asset value, end of period	$60.64		$51.76	$46.77	$43.87	$35.99	$30.01

Total Return**	18.17%		12.42%	8.12%	23.67%	22.21%	(39.75)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$3,717,989		$2,772,440	$3,063,809	$2,154,259	$1,499,351	$843,417
Ratio to average net assets of:
Net investment income	1.81%	***	1.61%	1.45%	1.48%	1.75%	1.65%
Total expenses	0.40%	***	0.40%	0.40%	0.40%	0.40%	0.40%
Portfolio turnover rate†	30%		20%	21%	20%	37%	32%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
***	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Rydex ETF Trust (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non- diversified, open-ended investment company of the series type, and is authorized to issue an unlimited number of no par value shares. The portfolio represents a separate series of beneficial interest in the Trust (the “Fund”). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of April 30, 2013, the Trust offered twenty-one portfolios, of which one is covered by this report. The financial statements herein relate to the following fund, whose investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the “Underlying Index”) as follows:

Fund	Index
Guggenheim S&P 500® Equal Weight ETF	S&P 500® Equal Weight Total Return Index

The Fund operates as index fund and is not actively managed. Adverse performance of a security in the Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio.

The Fund issues and redeems shares on a continuous basis, at Net Asset Value per share (“NAV”), only in aggregation of 50,000 shares (a “Creation Unit”). Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

Guggenheim Investments (“GI”) provides advisory services and Guggenheim Distributors, LLC (“GDL”) acts as principal underwriter for the Trust. GI and GDL are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date. The Fund invests in money market mutual funds, which are valued at their NAV.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; and (ii) using other information and considerations, including current values in related markets.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Distributions of net investment income and net realized gains, if any, in the Fund, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. The Fund invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The Fund is a non-diversified fund, subjecting it to a greater risk than funds that are diversified.

18	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience the Fund expects the risk of loss to be remote.

2.	Capital

There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV of the Fund on the transaction date. Transaction fees are not charged to or paid by the Fund. The minimum transaction fees are:

Minimum Transaction Fee
Guggenheim S&P 500® Equal Weight ETF	$2,000

3.	Fees and Other Transactions with Affiliates

GI determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Fund to conform to changes in the composition of the relevant index. For these services, GI receives a management fee at the annual rate shown below as a percentage of the average daily net assets of the Fund.

Advisory Fee
Guggenheim S&P 500® Equal Weight ETF	0.40%

GI pays all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the “Administrator”) provides various administrative and accounting services for the maintenance and operations of the Fund. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Fund in a separate account for the Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Fund. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. GI compensates the Administrator directly for the foregoing services.

The Fund has adopted a Distribution Plan (the “Plan”) that allows the Fund to pay distribution fees to GDL and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Fund will pay distribution fees to GDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GDL will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Fund.

4.	Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or, in the absence of a principal market, the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table summarizes the inputs used to value the Fund’s net assets as of April 30, 2013:

Fund	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Guggenheim S&P 500® Equal Weight ETF	$3,710,207,730	$120,818,447	$—	$3,831,026,177

For the period ended April 30, 2013, there were no Level 3 investments or transfers between levels.

5.	Repurchase Agreements

The Fund may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by GI. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of GI, liquidity or other considerations so warrant.

6.	Federal Income Taxes

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for Federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (fiscal years 2009-2012), and has concluded that no provision for income tax was required in the Fund’s financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for in-kind redemptions, income reclassifications from REITs and losses deferred due to wash sales.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and sought to simplify some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and to improve the tax efficiency of certain fund structures. The changes were generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. The Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, postenactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At April 30, 2013, the identified cost of investments in securities owned by the Fund for Federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Guggenheim S&P 500® Equal Weight ETF	$3,375,835,089	$560,692,728	$(105,501,640)	$455,191,088

20	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

7.	Investment Transactions

For the period ended April 30, 2013, the Fund had investment transactions in-kind associated with subscriptions and redemptions as follows:

	Subscriptions	Redemptions
Guggenheim S&P 500® Equal Weight ETF	$1,156,160,943	$764,580,797

Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Fund was as follows:

	Purchases	Sales
Guggenheim S&P 500® Equal Weight ETF	$1,443,341,455	$1,053,718,188

There were no purchases or sales of U.S. government or government agency obligations for the period ended April 30, 2013.

8.	Portfolio Securities Loaned

The Fund may lend its securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Fund act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Fund receives cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Fund’s securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies. The Fund bears the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates the risk, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At April 30, 2013, the Fund participated in securities lending as follows:

	Value of Securities Loaned	Cash Collateral
Guggenheim S&P 500® Equal Weight ETF	$111,116,750	$114,423,447

The following represents a breakdown of the collateral for the joint repurchase agreements at April 30, 2013:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
RBS Securities Inc.			Federal Farm Credit Bank
0.15%			0.30% – 4.88%
Due 05/01/13	$17,371,000	$17,371,072	04/23/14 – 12/16/15	$17,159,000	$17,372,483
Deutsche Bank Securities Inc.			Freddie Mac
0.15%			1.57%
Due 05/01/13	25,000,000	25,000,104	01/08/20	25,356,000	25,376,538
HSBC Securities Inc.			Fannie Mae
0.15%			0.00% – 7.25%
Due 05/01/13	110,000,000	110,001,102	04/15/14 – 11/15/30	142,817,000	112,201,125

9.	Legal Proceedings

Tribune Company

Rydex ETF Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons (In re Tribune Co.), No. 12-2652 (S.D.N.Y.) (formerly Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex ETF Trust when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In its complaint, the Unsecured Creditors Committee (the “UCC”) has alleged that, in connection with the LBO, insiders and major shareholders received proceeds for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The UCC has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

Rydex ETF Trust also has been named as a defendant in one or more of a group of lawsuits filed by a group of Tribune creditors that allege state law constructive fraudulent conveyance claims against former Tribune shareholders (the “SLCFC actions”).

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multi-district litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”). On November 6, 2012, the defendants moved to dismiss the SLCFC actions. On December 21, 2012, the plaintiffs filed a memorandum in opposition to the motion to dismiss. On February 4, 2013, the defendants filed a reply in support of the motion to dismiss. The Court scheduled oral argument on the motion for May 23, 2013. The Court has not yet issued a decision on the motion.

None of these lawsuits allege any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Guggenheim S&P 500 Equal Weight ETF (the “Fund”). The value of the proceeds received by the foregoing Fund was $4,766,035. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on the Fund’s net asset value.

10.	New Accounting Pronouncement

In January 2013, the Financial Accounting Standards Board issued an Accounting Standards Update No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending. The new disclosure is effective for Funds whose annual or interim periods begin on or after January 1, 2013. Management is evaluating the impact of this update on its current disclosures.

11.	Subsequent Event

At a meeting of the Board of Trustees (the “Board”) of the Trust held on June 5, 2013, the Board approved Rydex Fund Services, LLC to replace State Street Bank and Trust Company (“State Street”) as administrator of the Trust. In addition, the Board approved The Bank of New York Mellon to replace State Street as custodian, transfer agent and fund accountant of the Trust.

22	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities, during the most recent 12-month period ended June 30, 2012 is available, without charge upon request, by calling 1.800.820.0888. The information is also available from the EDGAR database on the SEC’s website at, http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Premium/Discount Information

Information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund can be found at www.guggenheiminvestments.com.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	23

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER

Name and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	136
(1951)	Rydex Variable Trust – 2012
	Rydex Dynamic Funds – 2012
	Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES

Name and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Corey A. Colehour	Rydex Series Funds – 1993	136
(1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit, Governance and Nominating Committees from 1995 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	136
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1995 to present; Member and Chairman of the Audit Committee from 1997 to present; Member of the Governance and Nominating Committees from 1995 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	136
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired;

Positions held within the Trust: Trustee from 1997 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present

24	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES – concluded

Name and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Werner E. Keller	Rydex Series Funds – 2005	136
(1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present; Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present; Chairman and Member of the Risk Oversight Committee from 2010 to present

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	136
(1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present

Positions held within the Trust: Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	136
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; and Chairman of the Governance and Nominating Committees from 1997 to present

Roger Somers	Rydex Series Funds – 1993	136
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

GUGGENHEIM ETFs SEMI-ANNUAL REPORT	25

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS

Name, Position and Year of Birth	Principal Occupations During Past Five Years

Michael P. Byrum* Vice President, (1970)

Current: President, Security Benefit Asset Management Holdings, LLC; Vice President Security Investors, LLC; President and Chief Investment Officer, Rydex Holdings, LLC; Director and Chairman of the Board, Advisor Research Center, Inc.; Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009-2010), Secretary (2002- 2010), Executive Vice President (2002- 2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Capital Partners, LLC, President & Secretary (2003-2007); Rydex Capital Partners II, LLC, (2003-2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005-2008), Executive Vice President (2005-2006); Advisor Research Center, Inc., Secretary (2006-2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005-2008)

Nikolaos Bonos* Vice President and Treasurer (1963)

Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer and Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006-2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003-2006); Rydex Specialized Products, LLC, Chief Financial Officer (2005-2009)

Elisabeth Miller* Chief Compliance Officer (1968)

Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004-2009)

Amy J. Lee* Vice President and Assistant Secretary (1961)

Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Security Global Investors, LLC, Senior Vice President and Secretary (2007- 2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010- 2011); Brecek & Young Advisors, Inc., Director (2004- 2008)

Joseph M. Arruda* Assistant Treasurer (1966)

Current: Assistant Treasurer, SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004-2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

26	GUGGENHEIM ETFs SEMI-ANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for a semiannual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semiannual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semiannual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semiannual reporting period.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex ETF Trust

By (Signature and Title)* /s/ Donald C. Cacciapaglia

                                           Donald C. Cacciapaglia, President

Date July 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Donald C. Cacciapaglia

                                           Donald C. Cacciapaglia, President

Date July 9, 2013

By (Signature and Title)* /s/ Nikolaos Bonos

                                           Nikolaos Bonos, Vice President and Treasurer

Date July 9, 2013

*	Print the name and title of each signing officer under his or her signature.